UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21906
 Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee
227 West Monroe Street, Chicago, 60606
(Name and address of agent for service)
Registrant's telephone number, including area code:   (312) 827-0100
Date of fiscal year end:  May 31
Date of reporting period:  June 1, 2016 - May 31, 2017

Item 1.  Reports to Stockholders.
The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is as follows:

GUGGENHEIMINVESTMENTS.COM
... YOUR ROAD TO THE LATEST, MOST UP-TO-DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	27

Performance Report and Fund Profile	29

About Shareholders’ Fund Expenses	69

Schedule of Investments	71

Statements of Assets and Liabilities	183

Statements of Operations	188

Statements of Changes in Net Assets	193

Financial Highlights	203

Notes to Financial Statements	223

Report of Independent Registered Public
Accounting Firm	240

Supplemental Information	241

Approval of Advisory Agreements –
Claymore Exchange-Traded Fund Trust	246

Trust Information	253

About the Trust Adviser	Back Cover

May 31, 2017

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the annual shareholder report for several of our exchange traded funds (“ETFs” or “Funds”). This report covers performance of the Funds for the 12 months ended May 31, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Donald Cacciapaglia
President and Chief Executive Officer
Claymore Exchange-Traded Fund Trust

June 30, 2017

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	May 31, 2017

The period was marked by significant events in the political sphere, both in the U.S. and globally. Late last June, Britain’s vote to depart the European Union shocked world markets, distressing the many market participants who had positioned themselves for the opposite outcome. The result was a sharp, but brief market sell off at the end of the second quarter of 2016.

With the election of Donald Trump, the market began anticipating that reduced regulation and fiscal stimulus would lead to stronger economic growth in the U.S. and globally. With the potential to finance some of this stimulus increased Treasury issuance, nominal interest rates climbed higher by the end of 2016.

By spring 2017, markets were reassessing their optimistic economic outlooks after not seeing much progress on the legislative front. This helped bond prices to stabilize and the yield curve to flatten. With the rate rise in June and the U.S. Federal Reserve’s (the “Fed”) announcement about reducing the size of its balance sheet, after the period ended, investors may see increased Treasury market volatility through the rest of the year.

Still, the global macroeconomic environment remains positive. China has stabilized, Europe is recovering, corporate earnings in the United States are rising, confidence measures are strong, and a U.S. recession appears unlikely before 2019. However, tracking estimates for first-quarter real Gross Domestic Product (“GDP”) growth gradually fell throughout the quarter despite strong gains in consumer and business sentiment since the election. GDP increased at an annual rate of 1.4% in the first quarter of 2017. The prospects for quarterly U.S. GDP growth are better going forward, and we expect a bounce back in the second quarter.

Our medium-term growth outlook has dimmed marginally as a result of the minimal progress seen to date on the Trump administration’s fiscal policy initiatives. The ongoing struggle to create a healthcare bill has sapped early legislative momentum, and tax reform shows that work still needs to be done to put the agenda into effect in a timely manner—meaning markets may come to realize that the Trump rally may be long on promise and short on delivery.

With the Fed set to continue raising interest rates—possibly at a faster pace than that the market is pricing in—the shape of the yield curve going forward will remain a major theme in many portfolios. In addition to another potential rate hike this year, the Fed may raise rates three to four more times in 2018. The Fed’s strategy to reduce its balance sheet could pressure yields higher in the short end and belly of the curve, which is where most of the new Treasury issuance is likely to come. At the long end, rates are likely to stay low for some time. Recall that the last time the 10-year Treasury note traded below 3%, it lasted nearly 22 years (June 1934 through March 1956.)

By many measures, the stock and bond markets have rarely been more expensive and more stable than in the second quarter of 2017. High-yield bonds were trading near their narrowest-ever spreads relative to Treasuries in May 2017. At the same time, U.S. stock market indexes are continuing to reach new highs while the Chicago Board Options Exchange Volatility Index (VIX), which measures option-implied S&P 500 volatility, is near its lowest level since 1993. The amount of complacency built into the markets argues for caution.

For the 12 months ended May 31, 2017, the Standard & Poor’s 500® (“S&P 500”) Index* returned 17.47%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 16.44%. The return of the MSCI Emerging Markets Index* was 27.41%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 1.58% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 13.58%. The return of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index* was 0.40% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

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ECONOMIC AND MARKET OVERVIEW (Unaudited) continued	May 31, 2017

*Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

The Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The MSCI China Index is a capitalization-weighted index that monitors the performance of stocks from the country of China.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets. The MSCI World Index (Net) is calculated with net dividends reinvested.

The Standard & Poor’s (“S&P 500”) Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg Barclays industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	May 31, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2017 Index (the “2017 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2017 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resemble the 2017 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 0.77%, which included a decrease in market price over the period to $22.62 on May 31, 2017, from $22.74 on May 31, 2016. On an NAV basis, the Fund generated a total return of 1.13%, which included a decrease in NAV over the period to $22.65 on May 31, 2017, from $22.69 on May 31, 2016. At the end of the period, the Fund’s market price was trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2017 Index returned 1.39%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.58% during the 12-month period ended May 31, 2017.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0061 supplemental distribution, a $0.0015 short-term capital gain, and a $0.0019 long-term capital gain.

Month	Distribution per Share
June 2016	$0.0259
July	$0.0244
August	$0.0235
September	$0.0268
October	$0.0246
November	$0.0229
December	$0.0252
January 2017	$0.0216
February	$0.0272
March	$0.0209
April	$0.0222
May	$0.0205
Total	$0.2857

Performance Attribution
For the 12-month period ended May 31, 2017, the banking category contributed the most to the Fund’s return, followed by the energy category. No category detracted, but the government guarantee category contributed least, followed by the other/utility category.

Positions that contributed the most to return included 5.75% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; 6.13% coupon bonds issued by Citigroup, Inc., a bank and diversified financial services holding company; and 6.0% coupon bonds issued by Deutsche Bank AG London Branch, which offers investment banking and underwriting services and operates as a subsidiary of Deutsche Bank AG (1.8%, 1.1%, and 1.2%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 5.75% coupon bonds issued by CVS Health Corp., which provides retail pharmacy stores, specialty clinics, and pharmacy benefit management services; 1.38% coupon bonds issued by Abbey National Treasury Services Plc, which provides corporate, wholesale banking, and treasury services to UK clients and also to the wider Santander UK group, of which it is a unit; and 4.45% coupon bonds issued by Citigroup, Inc., a bank and diversified financial services holding company (none held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2018 Corporate Bond ETF, NYSE Arca ticker: BSCI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2018 Index (the “2018 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2018 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2018 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2018 Index universe to obtain a representative sample of securities that resemble the 2018 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 1.43%, which included a decrease in market price over the period to $21.26 on May 31, 2017, from $21.28 on May 31, 2016. On an NAV basis, the Fund generated a total return of 1.47%, which included a decrease in NAV over the period to $21.20 on May 31, 2017, from $21.21 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2018 Index returned 1.76%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.58% during the 12-month period ended May 31, 2017.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0069 supplemental distribution.

Month	Distribution per Share
June 2016	$0.0290
July	$0.0271
August	$0.0257
September	$0.0288
October	$0.0265
November	$0.0246
December	$0.0271
January 2017	$0.0228
February	$0.0291
March	$0.0234
April	$0.0258
May	$0.0240
Total	$0.3139

Performance Attribution
For the 12-month period ended May 31, 2017, the banking category contributed the most to the Fund’s return, followed by the energy category. No category detracted, but the government guarantee category contributed least, followed by the natural gas category.

Positions that contributed the most to return included 6.88% coupon bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp., a large U.S.-based bank holding company; 2.95% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company; and 5.65% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company (1.5%, 1.0%, and 1.0%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 1.2% coupon bonds issued by Royal Bank of Canada, a multinational financial services company and the largest bank in Canada; 3.05% coupon bonds issued by Abbey National Treasury Services Plc, which provides corporate, wholesale banking, and treasury services to UK clients and also to the wider Santander UK group, of which it is a unit; and 2.75% coupon bonds issued by Staples, Inc., an American multinational office supply retailing corporation (none held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2019 Corporate Bond ETF, NYSE Arca ticker: BSCJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2019 Index (the “2019 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2019 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2019 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2019 Index universe to obtain a representative sample of securities that resemble the 2019 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 1.87%, which included an increase in market price over the period to $21.27 on May 31, 2017, from $21.26 on May 31, 2016. On an NAV basis, the Fund generated a total return of 1.88%, which included an increase in NAV over the period to $21.21 on May 31, 2017, from $21.20 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2019 Index returned 2.08%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.58% during the 12-month period ended May 31, 2017.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0079 supplemental distribution.

Month	Distribution per Share
June 2016	$0.0355
July	$0.0335
August	$0.0321
September	$0.0358
October	$0.0323
November	$0.0298
December	$0.0322
January 2017	$0.0268
February	$0.0343
March	$0.0263
April	$0.0297
May	$0.0282
Total	$0.3765

Performance Attribution
For the 12-month period ended May 31, 2017, the banking category contributed the most to the Fund’s return, followed by the energy category. No category detracted, but the government guarantee category contributed least, followed by the other/industrial category.

Positions that contributed the most to return included 5.7% coupon bonds issued by Cenovus Energy, Inc., an integrated oil company headquartered in Calgary, Alberta (0.4% of corporate bonds at period end); 6.5% coupon bonds issued by Hughes Satellite Systems Corp., a provider of satellite broadband and innovative network technologies (0.6% of corporate bonds at period end); and 8.5% coupon bonds issued by Pride International, Inc., an offshore oil drilling company (not held in the Fund’s portfolio at period end).

Positions that detracted the most from return included 2.25% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking; 2.7% coupon bonds issued by Eastman Chemical Co., global specialty chemical company; and 2.2% coupon bonds issued by General Electric Capital Corp., Co., a wholly owned subsidiary of General Electric and a provider of a select range of financial services and products to businesses of all sizes around the globe (none held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2020 Corporate Bond ETF, NYSE Arca ticker: BSCK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2020 Index (the “2020 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2020 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2020 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2020 Index universe to obtain a representative sample of securities that resemble the 2020 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 2.55%, which included an increase in market price over the period to $21.52 on May 31, 2017, from $21.44 on May 31, 2016. On an NAV basis, the Fund generated a total return of 2.60%, which included an increase in NAV over the period to $21.46 on May 31, 2017, from $21.37 on May 31, 2016. At the end of the period, the Fund’s market value shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2020 Index returned 2.76%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.58% during the 12-month period ended May 31, 2017.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0145 supplemental distribution and a $0.0002 short-term capital gain.

Month	Distribution per Share
June 2016	$0.0419
July	$0.0381
August	$0.0366
September	$0.0412
October	$0.0376
November	$0.0354
December	$0.0408
January 2017	$0.0331
February	$0.0417
March	$0.0321
April	$0.0350
May	$0.0329
Total	$0.4464

Performance Attribution
For the 12-month period ended May 31, 2017, the banking category contributed the most to the Fund’s return, followed by the energy category. No category detracted, but the transportation category contributed the least to the Fund’s return, followed by the other/financial category.

Positions that contributed the most to return included 6.5% coupon bonds issued by HCA, Inc., a hospital operator (0.8% of corporate bonds at period end); 5.25% coupon bonds issued by Williams Partners LP, a master limited partnership providing natural gas infrastructure (0.4% of corporate bonds at period end); and 6.88% coupon bonds issued by Pride International, Inc., an offshore oil drilling company (not held in the Fund’s portfolio at period end).

Positions that detracted the most from return included 2.95% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking (not held in the Fund’s portfolio at period end); 2.34% coupon bonds issued by GE Capital International Funding Co., a subsidiary of GE Capital International Holdings Ltd. and a provider of financial services and products to global businesses (1.6% of corporate bonds at period end); and 2.35% coupon bonds issued by U.S. Bancorp, a bank holding company based in Minneapolis, Minnesota, that is the parent company of U.S. Bank (0.3% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2021 Corporate Bond ETF, NYSE Arca ticker: BSCL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2021 Index (the “2021 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2021 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2021 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2021 Index universe to obtain a representative sample of securities that resemble the 2021 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 3.36%, which included an increase in market price over the period to $21.36 on May 31, 2017, from $21.17 on May 31, 2016. On an NAV basis, the Fund generated a total return of 3.28%, which included an increase in NAV over the period to $21.31 on May 31, 2017, from $21.14 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2021 Index returned 3.25%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.58% during the 12-month period ended May 31, 2017.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0107 supplemental distribution and a $0.0083 short-term capital gain.

Month	Distribution per Share
June 2016	$0.0484
July	$0.0436
August	$0.0414
September	$0.0466
October	$0.0419
November	$0.0387
December	$0.0427
January 2017	$0.0349
February	$0.0446
March	$0.0355
April	$0.0399
May	$0.0375
Total	$0.4957

Performance Attribution
For the 12-month period ended May 31, 2017, the banking category contributed the most to the Fund’s return, followed by the energy category. The mortgage asset category was the only detractor from the Fund’s return; the government guarantee category contributed the least.

Positions that contributed the most to return included 4.7% coupon bonds issued by Ensco Plc, an international offshore contract drilling company (not held in the Fund’s portfolio at period end); 2.65% coupon bonds issued by Anheuser-Busch InBev Finance, Inc., a financial unit of Anheuser-Busch InBev SA/NV, a beverage and brewing company based in Belgium (1.9% of corporate bonds at period end); and 6.68% coupon bonds issued by HSBC Finance Corp., a financial services company and a member of the British HSBC Group (0.8% of corporate bonds at period end).

Positions that detracted the most from return included 2.35% coupon bonds issued by Southern Co., a gas and electric utility holding company based in the southern U.S. (0.3% of corporate bonds at period end); 1.88% coupon bonds issued by Royal Bank of Canada, a multinational financial services company and the largest bank in Canada (not held in the Fund’s portfolio at period end); and 2.3% coupon bonds issued by Marriott International, Inc., a diversified hospitality company that manages and franchises a broad portfolio of hotels and related lodging facilities (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2022 Corporate Bond ETF, NYSE Arca ticker: BSCM (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2022 Index (the “2022 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2022 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2022 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2022 Index universe to obtain a representative sample of securities that resemble the 2022 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 3.87%, which included an increase in market price over the period to $21.37 on May 31, 2017, from $21.11 on May 31, 2016. On an NAV basis, the Fund generated a total return of 3.82%, which included an increase in NAV over the period to $21.33 on May 31, 2017, from $21.08 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2022 Index returned 3.97%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.58% during the 12-month period ended May 31, 2017.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0121 supplemental distribution and a $0.0057 short-term capital gain.

Month	Distribution per Share
June 2016	$0.0485
July	$0.0468
August	$0.0446
September	$0.0484
October	$0.0459
November	$0.0417
December	$0.0458
January 2017	$0.0376
February	$0.0490
March	$0.0387
April	$0.0418
May	$0.0402
Total	$0.5290

Performance Attribution
For the 12-month period ended May 31, 2017, the energy category contributed the most to the Fund’s return, followed by the banking category. No category detracted; the other/industrial category contributed the least to the Fund’s return, followed by the government guarantee category.

Positions that contributed the most to return included 3.55% coupon bonds issued by Freeport-McMoRan, Inc., an international natural resources company (not held in the Fund’s portfolio at period end); 3.6% coupon bonds issued by Williams Partners, LP, a master limited partnership providing natural gas infrastructure (0.4% of corporate bonds at period end); and 3.3% coupon bonds issued by Anheuser-Busch InBev Finance, Inc., a financial unit of Anheuser-Busch InBev SA/NV, a beverage and brewing company based in Belgium (2.0% of corporate bonds at period end).

Positions that detracted the most from return included 2.5% coupon bonds issued by Precision Castparts Corp., an American industrial goods and metal fabrication company; 2.75% coupon bonds issued by Simon Property Group LP, a commercial real estate company and the largest real estate investment trust; and 2.7% coupon bonds issued by Occidental Petroleum Corp., a multinational oil and gas exploration and production company (none held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2023 Corporate Bond ETF, NYSE Arca ticker: BSCN (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2023 Index (the “2023 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2023 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2023. The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2023 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2023 Index universe to obtain a representative sample of securities that resemble the 2023 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 3.76%, which included an increase in market price over the period to $21.03 on May 31, 2017, from $20.91 on May 31, 2016. On an NAV basis, the Fund generated a total return of 3.92%, which included an increase in NAV over the period to $20.97 on May 31, 2017, from $20.82 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2023 Index returned 4.18%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.58% during the 12-month period ended May 31, 2017.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0135 supplemental distribution, a $0.0474 short-term capital gain, and a $0.0082 long-term capital gain.

Month	Distribution per Share
June 2016	$0.0515
July	$0.0503
August	$0.0482
September	$0.0546
October	$0.0512
November	$0.0470
December	$0.0543
January 2017	$0.0437
February	$0.0521
March	$0.0408
April	$0.0466
May	$0.0428
Total	$0.5966

Performance Attribution
For the 12-month period ended May 31, 2017, the energy category contributed the most to the Fund’s return, followed by the banking category. No category detracted; the natural gas category contributed the least to the Fund’s return, followed by the other/industrial category.

Positions that contributed the most to the Fund’s return included 3.88% coupon bonds issued by Freeport-McMoRan, Inc., an international natural resources company; 4.75% coupon bonds issued by Seagate HDD Cayman, a financing arm of Seagate Technology Plc, a data storage company; and 4.88% coupon bonds issued by Williams Partners LP, a master limited partnership providing natural gas infrastructure (0.8%, 0.5%, and 0.5%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 3.63% coupon bonds issued by Potash Corp. of Saskatchewan, Inc., an integrated producer of fertilizer, industrial and animal feed products (not held in the Fund’s portfolio at period end); 3.45% coupon bonds issued by CF Industries, Inc., a North American manufacturer and distributor of agricultural fertilizers (not held in the Fund’s portfolio at period end); and 2.95% coupon bonds issued by Southern Co., a gas and electric utility holding company based in the southern U.S. (0.4% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2024 Corporate Bond ETF, NYSE Arca ticker: BSCO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2024 Index (the “2024 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2024 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2024. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2024 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2024. The Fund has a designated year of maturity of 2024 and will terminate on or about December 31, 2024. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2024 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2024 Index universe to obtain a representative sample of securities that resemble the 2024 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 3.78%, which included an increase in market price over the period to $20.92 on May 31, 2017, from $20.80 on May 31, 2016. On an NAV basis, the Fund generated a total return of 3.88%, which included an increase in NAV over the period to $20.88 on May 31, 2017, from $20.74 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2024 Index returned 4.36%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.58% during the 12-month period ended May 31, 2017.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0149 supplemental distribution, a $0.0239 short-term capital gain, and a $0.0023 long-term capital gain.

Month	Distribution per Share
June 2016	$0.0541
July	$0.0529
August	$0.0499
September	$0.0545
October	$0.0496
November	$0.0481
December	$0.0535
January 2017	$0.0425
February	$0.0591
March	$0.0453
April	$0.0527
May	$0.0491
Total	$0.6113

Performance Attribution
For the 12-month period ended May 31, 2017, the energy category contributed the most to the Fund’s return, followed by the banking category. No category detracted; the other/utility category contributed the least to return, followed by the other/industrial category.

Positions that contributed the most to the Fund’s return included 5.13% coupon bonds issued by Royal Bank of Scotland Group Plc, large international banking and financial services company; 5.13% coupon bonds issued by Arconic, Inc., a producer of bauxite, alumina and aluminum products; and 5.0% coupon bonds issued by HCA, Inc., a hospital operator (1.3%, 0.8%, and 1.1%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 3.8% coupon bonds issued by Allergan Funding SCS, a debt-issuing vehicle incorporated in 2014 that is based in Luxembourg and operates as a subsidiary of Allergan PLC; 2.75% coupon bonds issued by Merck & Co., Inc., an American pharmaceutical company; and 2.7% coupon bonds issued by Microsoft Corp., a multinational technology company (none held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2025 Corporate Bond ETF, NYSE Arca ticker: BSCP (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2025 Index (the “2025 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2025 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2025. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2025 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2025. The Fund has a designated year of maturity of 2025 and will terminate on or about December 31, 2025. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2025 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2025 Index universe to obtain a representative sample of securities that resemble the 2025 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 3.19%, which included a market price of $20.71 on May 31, 2017, matching that of $20.71 on May 31, 2016. On an NAV basis, the Fund generated a total return of 3.29%, which included an increase in NAV to $20.67 on May 31, 2017, from $20.65 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2025 Index returned 3.67% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.58% during the 12-month period ended May 31, 2017.

The Fund made the following monthly distributions per share during the annual period ended May 31, 2017, which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0144 supplemental distribution and a $0.0628 short-term capital gain.

Month	Distribution per Share
June 2016	$0.0484
July	$0.0519
August	$0.0501
September	$0.0452
October	$0.0500
November	$0.0436
December	$0.0518
January 2017	$0.0377
February	$0.0577
March	$0.0393
April	$0.0508
May	$0.0441
Total	$0.5706

Performance Attribution
For the 12-month period ended May 31, 2017, the energy category contributed the most to the Fund’s return, followed by the banking category. The finance companies category was the only detractor from the Fund’s return; the other/industrial category contributed least.

Positions that contributed the most to the Fund’s return included 3.8% coupon bonds issued by Allergan Funding Scs, a debt-issuing vehicle incorporated in 2014 that is based in Luxembourg and operates as a subsidiary of Allergan Plc (1.4% of corporate bonds at period end); 5.2% coupon bonds issued by Ensco Plc, an international offshore contract drilling company (not held in the Fund’s portfolio at period end); and 6.7% coupon bonds issued by Southwestern Energy Co., an independent energy exploration and production company (not held in the Fund’s portfolio at period end).

Positions that detracted the most from the Fund’s return included 3.65% coupon bonds issued by Anheuser-Busch InBev Finance, Inc., a financial unit of Anheuser-Busch InBev SA/NV, a beverage and brewing company based in Belgium (not held in the Fund’s portfolio at period end); 3.04% coupon bonds issued by Exxon Mobil Corp., an American multinational oil and gas corporation (0.3% of corporate bonds at period end); and 4.13% coupon bonds issued by AT&T, Inc., an American multinational telecommunications conglomerate (0.3% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2026 Corporate Bond ETF, NYSE Arca ticker: BSCQ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2026 Index (the “2026 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2026 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2026. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2026 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2026. The Fund has a designated year of maturity of 2026 and will terminate on or about December 31, 2026. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2026 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2026 Index universe to obtain a representative sample of securities that resemble the 2026 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of September 14, 2016 through May 31, 2017.

On a market price basis, the Fund generated a total return of 0.64%, which included a decrease in market price to $19.69 on May 31, 2017, from $19.88 at inception. On an NAV basis, the Fund generated a total return of 0.49%, which included a decrease in NAV to $19.66 on May 31, 2017, from $19.88 at inception. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2026 Index returned 0.80% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.08% from the Fund’s inception date through May 31, 2017.

The Fund made the following monthly distributions per share during the annual period ended May 31, 2017, which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0096 supplemental distribution.

Month	Distribution per Share
November 2016	$0.0510
December	$0.0375
January 2017	$0.0341
February	$0.0511
March	$0.0422
April	$0.0428
May	$0.0414
Total	$0.3001

Performance Attribution
For the abbreviated annual fiscal period ended May 31, 2017, the banking category contributed the most to the Fund’s return, followed by the energy category. The technology category was the only detractor from the Fund’s return; the electric category contributed the least.

Positions that contributed the most to the Fund’s return included 4.3% coupon bonds issued by HSBC Holdings PLC, a banking and financial services institution incorporated in England and Wales (3.2% of corporate bonds at period end); 4.75% coupon bonds issued by Energy Transfer Partners, LP, a provider of services to producers and consumers of natural gas, NGLs, crude oil, and refined products (not held in the Fund’s portfolio at period end); and 3.75% coupon bonds issued by Cooperatieve Rabobank U.A., multinational banking and financial services company headquartered in Utrecht, Netherlands (2.1% of corporate bonds at period end).

Positions that detracted the most from return included 1.85% coupon bonds issued by Walt Disney Co., an American diversified multinational mass media and entertainment conglomerate; 2.65% coupon bonds issued by Duke Energy Corp., an electric power holding company in the U.S.; and 2.0% coupon bonds issued by Unilever Capital Corp., which engages in issuing and selling debt securities for companies in the Unilever Group, a transnational consumer goods company (0.5%, 0.5%, and 0.3%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2017 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2017 Index (the “High Yield 2017 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2017 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2017 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2017 Index universe to obtain a representative sample of securities that resemble the High Yield 2017 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
 All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 3.40%, which included a decrease in market price over the period to $25.76 on May 31, 2017, from $25.80 on May 31, 2016. On an NAV basis, the Fund generated a total return of 3.79%, which included an increase in NAV over the period to $25.83 on May 31, 2017, from $25.77 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2017 Index returned 4.12%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 13.58% for the 12-month period ended May 31, 2017. While the High Yield 2017 Index includes only bonds with effective maturities in the year 2017, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0292 supplemental distribution.

Month	Distribution per Share
June 2016	$0.0825
July	$0.0801
August	$0.0779
September	$0.0892
October	$0.0833
November	$0.0807
December	$0.0780
January 2017	$0.0599
February	$0.0747
March	$0.0574
April	$0.0595
May	$0.0508
Total	$0.8740

Performance Attribution
For the 12-month period ended May 31, 2017, the communications category contributed the most to the Fund’s return, followed by the consumer cyclical category. The electric category was the only detractor from the Fund’s return; the real estate investment trust category contributed least.

Positions that contributed the most to return included 8.38% coupon bonds issued by Sprint Communications, Inc., a financing subsidiary of Sprint Corporation, a telecommunications holding company that provides wireless and Internet services; 6.9% coupon bonds issued by Springleaf Financial Corp., an Indiana-based provider of loans and other credit-related products; and 7.63% coupon bonds issued by United Rentals, Inc., is the largest equipment rental company in North America (6.7%, 6.7%, and 6.4%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 7.88% coupon bonds issued by Reliant Energy, Inc., an electricity provider in Texas that is owned by NRG Energy, Inc. (none held in the Fund’s portfolio at period end); 10.75% coupon bonds issued by Logan’s Roadhouse, Inc., a Tennessee-based restaurant chain(0.0% of corporate bonds at period end); and 6.75% coupon bonds issued by Acco Brands Corp., a maker of office products (none held in the Fund’s portfolio at period end).

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2018 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2018 Index (the “High Yield 2018 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2018 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2018 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2018 Index universe to obtain a representative sample of securities that resemble the High Yield 2018 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 7.12%, which included an increase in market price over the period to $25.43 on May 31, 2017, from $24.74 on May 31, 2016. On an NAV basis, the Fund generated a total return of 7.18%, which included an increase in NAV over the period to $25.39 on May 31, 2017, from $24.69 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2018 Index returned 8.42%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 13.58% for the 12-month period ended May 31, 2017. While the High Yield 2018 Index includes only bonds with effective maturities in the year 2018, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0227 supplemental distribution.

Month	Distribution per Share
June 2016	$0.1022
July	$0.0962
August	$0.0870
September	$0.0977
October	$0.0901
November	$0.0785
December	$0.0875
January 2017	$0.0696
February	$0.0897
March	$0.0711
April	$0.0772
May	$0.0707
Total	$1.0175

Performance Attribution
For the 12-month period ended May 31, 2017, the basic industry category contributed the most to the Fund’s return, followed by the communications category. The brokerage category contributed the least, followed by the electric category. No category detracted.

Positions that contributed the most to return included 9.0% coupon bonds issued by Sprint Communications, Inc., a financing subsidiary of Sprint Corporation, a telecommunications holding company that provides wireless and Internet services; 8.45% coupon bonds issued by Navient Corp., a loan servicing company formerly known as Sallie Mae; and 6.75% coupon bonds issued by VPII Escrow Corp., a debt issuing vehicle based in Canada that operates as a subsidiary of Valeant Pharmaceuticals International, Inc. (2.5%, 4.1%, and 2.3%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 6.13% coupon bonds issued by Rite Aid Corp., an American drug store chain (2.5% corporate bonds at period end); 10.75% coupon bonds issued by Speedy Cash Intermediate Holdings Corp., a provider of specialty financial services (not held in the Fund’s portfolio at period end); and 12.0% coupon bonds issued by TRU Taj LLC which engages in issuing and selling debt securities for Toys”R” Us Inc., a U.S. hobby products, toys, and games retailer (0.5% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2019 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2019 Index (the “High Yield 2019 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2019 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2019 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2019 Index universe to obtain a representative sample of securities that resemble the High Yield 2019 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 9.71%, which included an increase in market price over the period to $24.67 on May 31, 2017, from $23.60 on May 31, 2016. On an NAV basis, the Fund generated a total return of 9.42%, which included an increase in NAV over the period to $24.61 on May 31, 2017, from $23.61 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2019 Index returned 11.09%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 13.58% for the 12-month period ended May 31, 2017. While the High Yield 2019 Index includes only bonds with effective maturities in the year 2019, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0290 supplemental distribution.

Month	Distribution per Share
June 2016	$0.1038
July	$0.1071
August	$0.0982
September	$0.1099
October	$0.0992
November	$0.0885
December	$0.0989
January 2017	$0.0841
February	$0.0943
March	$0.0815
April	$0.0912
May	$0.0843
Total	$1.1410

Performance Attribution
For the 12-month period ended May 31, 2017, the communications category contributed the most to the Fund’s return, followed by the energy category. No category detracted; the brokerage category contributed the least to return, followed by the real estate investment trust category.

Positions that contributed the most to the Fund’s return included 6.9% coupon bonds issued by Sprint Capital Corp., a debt issuing vehicle that operates as a subsidiary of Sprint Corporation, a telecommunications holding company that provides wireless and Internet services (2.3% of corporate bonds at period end); 10.13% coupon bonds issued by Neptune Finco Corp., a financing subsidiary of Altice NV, a provider of telecommunications services (not held in the Fund’s portfolio at period end); and 7.25% coupon bonds issued by Intelsat Jackson Holdings S.A., a debt-issuing vehicle that is a subsidiary of Intelsat S.A., the world’s leading provider of satellite services (0.5% of corporate bonds at period end).

Positions that detracted the most from the Fund’s return included 9.5% coupon bonds issued by PaperWorks Industries, Inc., a leading integrated North American paperboard packing supplier (0.3% of corporate bonds at period end); 9.25% coupon bonds issued by BI-LO LLC, a supermarket chain owned by Southeastern Grocers LLC (0.3% of corporate bonds at period end); and 8.25% coupon bonds issued by Carlstar Group LLC, a global manufacturer of original equipment and aftermarket specialty tires and wheels (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2020 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2020 Index (the “High Yield 2020 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2020 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2020 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2020 Index universe to obtain a representative sample of securities that resemble the High Yield 2020 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 11.27%, which included an increase in market price over the period to $24.91 on May 31, 2017, from $23.53 on May 31, 2016. On an NAV basis, the Fund generated a total return of 11.29%, which included an increase in NAV over the period to $24.86 on May 31, 2017, from $23.48 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2020 Index returned 13.02%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 13.58% for the 12-month period ended May 31, 2017. While the High Yield 2020 Index includes only bonds with effective maturities in the year 2020, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0217 supplemental distribution.

Month	Distribution per Share
June 2016	$0.1141
July	$0.1052
August	$0.0968
September	$0.1117
October	$0.0999
November	$0.0973
December	$0.1077
January 2017	$0.0890
February	$0.1015
March	$0.0842
April	$0.0949
May	$0.0847
Total	$1.1870

Performance Attribution
For the 12-month period ended May 31, 2017, the communications category contributed the most to the Fund’s return, followed by the energy category. No category detracted from the Fund’s return; the electric category contributed least, followed by the transportation category.

Positions that contributed the most significantly to return included 7.0% coupon bonds issued by Sprint Communications, Inc., a financing subsidiary of Sprint Corporation, a telecommunications holding company that provides wireless and Internet services; 9.38% coupon bonds issued by EP Energy Corp., a North American oil and natural gas producer; and 6.63% coupon bonds issued by Hexion U.S. Finance Corp., a debt issuing vehicle that operates as a subsidiary of Momentive Specialty Chemicals Inc. (1.4%, 1.3%, and 1.2%, respectively, of corporate bonds at period end).

Positions that detracted the most significantly from return included 5.88% coupon bonds issued by Hertz Corp., an international rental car company; 9.13% coupon bonds issued by Monitronics International, Inc., a security alarm monitoring company now called MONI Smart Security that is subsidiary of Ascent Capital Group; and 9.25% coupon bonds issued by Urban One, Inc., an American media company with holdings in radio, cable television and digital media (0.7%, 0.8%, and 0.3%, respectively, of the Fund’s corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2021 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2021 Index (the “High Yield 2021 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2021 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2021 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2021 Index universe to obtain a representative sample of securities that resemble the High Yield 2021 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 10.99%, which included an increase in market price over the period to $25.24 on May 31, 2017, from $23.92 on May 31, 2016. On an NAV basis, the Fund generated a total return of 11.02%, which included an increase in NAV over the period to $25.17 on May 31, 2017, from $23.85 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2021 Index returned 14.33%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 13.58% for the 12-month period ended May 31, 2017. While the High Yield 2021 Index includes only bonds with effective maturities in the year 2021, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0302 supplemental distribution.

Month	Distribution per Share
June 2016	$0.1081
July	$0.1081
August	$0.0988
September	$0.1143
October	$0.1015
November	$0.1021
December	$0.1171
January 2017	$0.0876
February	$0.1113
March	$0.0873
April	$0.0905
May	$0.0908
Total	$1.2175

Performance Attribution
For the 12-month period ended May 31, 2017, the communications category contributed the most to the Fund’s return, followed by energy category. No category detracted; the banking category contributed least to return, followed by the transportation category.

Positions that contributed most to the Fund’s return included 7.25% coupon bonds issued by Sprint Corp., a telecommunications holding company that provides wireless and Internet services; 7.38% coupon bonds issued by Wind Acquisition Finance S.A., a debt issuing vehicle that operates as a subsidiary of Wind Telecomunicazioni SpA; and 11.5% coupon bonds issued by Sprint Communications, Inc., a financing subsidiary of Sprint Corporation, a telecommunications holding company that provides wireless and Internet services (2.1%, 2.3%, and 1.0%, respectively, of the Fund’s corporate bonds at period end).

Positions that detracted most from the Fund’s return included and 12.0% coupon bonds issued by TRU Taj LLC which engages in issuing and selling debt securities for Toys”R” Us Inc., a U.S. hobby products, toys and games retailer; 8.0% coupon bonds issued by Neiman Marcus Group LLC, a luxury retailer; and 6.38% coupon bonds issued by Denbury Resources, Inc., a petroleum and natural gas exploration and production company headquartered in Plano, Texas (0.5%, 0.1%, and 0.1%, respectively, of corporate bonds at period end).

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2022 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJM (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2022 Index (the “High Yield 2022 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2022 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2022 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2022 Index universe to obtain a representative sample of securities that resemble the High Yield 2022 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 11.85%, which included an increase in market price over the period to $25.52 on May 31, 2017, from $24.00 on May 31, 2016. On an NAV basis, the Fund generated a total return of 11.74%, which included an increase in NAV over the period to $25.46 on May 31, 2017, from $23.97 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2022 Index returned 13.65%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 13.58% for the 12-month period ended May 31, 2017. While the High Yield 2022 Index includes only bonds with effective maturities in the year 2022, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0092 supplemental distribution.

Month	Distribution per Share
June 2016	$0.1146
July	$0.1017
August	$0.1013
September	$0.1187
October	$0.1166
November	$0.1060
December	$0.0919
January 2017	$0.0893
February	$0.1139
March	$0.0907
April	$0.1105
May	$0.0949
Total	$1.2501

Performance Attribution
For the 12-month period ended May 31, 2017, the communications category contributed the most to the Fund’s return, followed by the energy category. No category detracted; the real estate investment trust category contributed least, followed by the banking category.

Positions that contributed most to the Fund’s return included 6.0% coupon bonds issued by Sprint Communications, Inc., a financing subsidiary of Sprint Corporation, a telecommunications holding company that provides wireless and Internet services; 8.0% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas; and 5.88% coupon bonds issued by Consol Energy, Inc., an American energy company with interests in coal and natural gas production (1.4%, 1.7%, and 1.4%, respectively, of the Fund’s corporate bonds at period end).

Positions that detracted most from the Fund’s return included 8.0% coupon bonds issued by California Resources Corp., a leading producer of oil and natural gas; 6.25% coupon bonds issued by Hertz Corp., a car rental company that is a subsidiary of Hertz Global Holdings, Inc.; and 7.75% coupon bonds issued by Anna Merger Sub, Inc., a financing vehicle that was merged into a financing arm of Acosta, Inc., a sales and marketing agency, when Acosta was acquired by Carlyle Group in 2014 (0.9%, 0.3%, and 0.1%, respectively, of the Fund’s corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2023 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJN (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2023 Index (the “High Yield 2023 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2023 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2023. The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2023 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2023 Index universe to obtain a representative sample of securities that resemble the High Yield 2023 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
 All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 11.03%, which included an increase in market price to $27.03 on May 31, 2017, from $25.60 on May 31, 2016. On an NAV basis, the Fund generated a total return of 10.80%, which included an increase in NAV to $26.95 on May 31, 2017, from $25.58 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2023 Index returned 13.51%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 13.58% for the 12-month period ended May 31, 2017. While the High Yield 2023 Index includes only bonds with effective maturities in the year 2023, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the annual period ended May 31, 2017, which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0317 supplemental distribution.

Month	Distribution per Share
June 2016	$0.1198
July	$0.0912
August	$0.1029
September	$0.1325
October	$0.0817
November	$0.1126
December	$0.1194
January 2017	$0.0923
February	$0.1286
March	$0.1016
April	$0.1037
May	$0.1117
Total	$1.2980

Performance Attribution
For the period from inception through May 31, 2017, the communications category contributed the most to the Fund’s return, followed by the energy category. No category detracted from return; the real estate investment trust category contributed least, followed by the other/industrial category.

Positions that contributed most to the Fund’s return included 7.88% coupon bonds issued by Sprint Corporation, a telecommunications holding company that provides wireless and Internet services; 7.0% coupon bonds issued by First Data Corp., a credit-card processor; and 6.38% coupon bonds issued by TerraForm Power Operating LLC, which owns and operates solar power plants (3.2%, 2.4%, and 0.6%, respectively, of the Fund’s corporate bonds at period end).

Positions that detracted most from the Fund’s return included 6.13% coupon bonds issued by Sanchez Energy Corp., independent exploration and production company focused on the acquisition and development of U.S. onshore unconventional oil and natural gas resources; 4.63% coupon bonds issued by Denbury Resources, Inc., a petroleum and natural gas exploration and production company headquartered in Plano, Texas; and 6.38% coupon bonds issued by MEG Energy Corp., a pure play Canadian oil sands producer engaged in exploration in Northern Alberta (1.0%, 0.4%, and 0.7%, respectively, of the Fund’s corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2024 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2024 Index (the “High Yield 2024 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2024 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2024. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2024 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2024. The Fund has a designated year of maturity of 2024 and will terminate on or about December 31, 2024. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2024 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2024 Index universe to obtain a representative sample of securities that resemble the High Yield 2024 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of September 14, 2016 through May 31, 2017.

On a market price basis, the Fund generated a total return of 5.58%, which included an increase in market price to $25.65 on May 31, 2017, from $24.98 at inception. On an NAV basis, the Fund generated a total return of 5.67%, which included an increase in NAV to $25.67 on May 31, 2017, from $24.98 at inception. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2024 Index returned 7.41% and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 7.90% from the Fund’s inception date through May 31, 2017. While the High Yield 2024 Index includes only bonds with effective maturities in the year 2024, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distribution per share during the abbreviated annual period ended May 31, 2017. It was characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0246 supplemental distribution.

Month	Distribution per Share
November 2016	$0.1234
December	$0.1091
January 2017	$0.0917
February	$0.0880
March	$0.0796
April	$0.0860
May	$0.0997
Total	$0.6775

Performance Attribution
For the period from inception through May 31, 2017, the communications category contributed the most to the Fund’s return, followed by the technology category. The banking category was the only detractor from return; the real estate investment trust category contributed least.

Positions that contributed most to the Fund’s return included 7.13% coupon bonds issued by Sprint Corp., a telecommunications holding company that provides wireless and Internet services (2.5% of corporate bonds at period end); 5.88% coupon bonds issued by Dish DBS Corp., which provides pay-TV services under the DISH and Sling brands in the U.S. (1.9% of corporate bonds at period end); and 5.88% coupon bonds issued by Energy Transfer Equity LP, a master limited partnership that owns the general partner and 100% of the incentive distribution rights of Energy Transfer Partners LP and Sunoco LP (not held in the Fund’s portfolio at period end).

Positions that detracted most from the Fund’s return included 6.25% coupon bonds issued by Revlon Consumer Products Corp., which manufactures, markets, distributes, and sells beauty and personal care products worldwide; 9.5% coupon bonds issued by Cengage Learning, Inc., an educational-content, -technology, and -services company; and 7.63% coupon bonds issued by Frontier Communications Corp., a telecommunications company in the U.S. (0.8%, 0.8%, and 0.8%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

GSY Guggenheim Ultra Short Duration ETF

Fund Overview
The Guggenheim Ultra Short Duration ETF (formerly Guggenheim Enhanced Short Duration ETF), NYSE Arca ticker: GSY (the “Fund”) seeks maximum current income, consistent with preservation of capital and daily liquidity. In May 2017, the Fund’s Board of Trustees approved a change to the name of the Fund from Guggenheim Enhanced Short Duration ETF to Guggenheim Ultra Short Duration ETF. The change took effect June 30, 2017. Changing the Fund name more accurately describes and provides greater clarity of the Fund’s investment strategy. The Fund’s CUSIP, symbol, and benchmark remain the same, as do its investment objective, investment strategies, and portfolio management team.

The Fund uses a low-duration strategy to seek to outperform the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (Benchmark) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share. The Fund expects, under normal circumstances, to hold a diversified portfolio of fixed-income instruments of varying maturities, but that have an average duration of less than one year. The Fund will invest at least 80% of its net assets in fixed-income securities and in exchange-traded funds and closed-end funds that invest substantially all of their assets in fixed-income securities.

GSY primarily invests in U.S. dollar-denominated investment-grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc., (Moody’s) or equivalently rated by Standard & Poor’s Rating Group (S&P) or Fitch Investor Services (Fitch) or any other nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) to be of comparable quality. The Fund may invest no more than 10% of its assets in high-yield securities, also referred to as junk bonds, which are debt securities that are rated below-investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality.

The Fund may also invest up to 20% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts, or swap agreements. The Fund may invest up to 20% of its assets in mortgage-backed securities (MBS) or in other asset-backed securities (ABS).

Fund Performance
All Fund returns cited—whether based on net asset value (NAV) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

The Fund generated a total return of 1.88% on a market price basis and 1.90% on an NAV basis for the period. At the end of the period, the market price of the Fund’s shares was $50.29, at a slight premium to NAV of $50.28. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For short-term high-quality fixed-income market comparison purposes, the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.40% for the same period.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2017, all of which were characterized as ordinary income. In addition, on January 4, 2017, the Fund distributed a $0.0472 supplemental distribution.

Month	Distribution per Share
June 2016	$0.0548
July	$0.0517
August	$0.0466
September	$0.0516
October	$0.0513
November	$0.0496
December	$0.0505
January 2017	$0.0450
February	$0.0593
March	$0.0491
April	$0.0582
May	$0.0567
Total	$0.6244

Performance Discussion
The Fund is primarily invested in corporate bonds, commercial paper, repurchase agreements, and ABS. The Fund’s high allocation to floating rate securities mitigates interest-rate risk, while repurchase agreements, agency-discount notes, and commercial paper help the Fund manage its liquidity needs. The Fund’s focus on high-quality short-maturity holdings helps manage credit risk. The Fund continues to maintain an average effective duration below one-half year.

24 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

GSY Guggenheim Ultra Short Duration ETF continued

During the period, the Fund generated positive returns attributable to the tightening of credit spreads in risk assets as well as the Fund’s carry. Positive returns have largely been driven by the Fund’s investments in asset-backed securities, as well as short duration investment grade corporate bonds and investments in repurchase agreements. The Fund also took advantage of dislocations in the foreign exchange basis markets in which strong demand for U.S. dollars created attractive opportunities to buy short-term sovereign debt and hedge that back to U.S. dollars at attractive yield levels.

In June, after the period ended, the U.S. Federal Reserve (the “Fed”) raised rates and announced its plan to reduce the size of its balance sheet. We expect to hear more discussion from the Fed over the coming months but it seems likely to be accomplished through the tapering of reinvestments as opposed to outright selling. The start of this process, in addition to the evolving fiscal stimulus and Treasury debt management policy discussions, could lead to increased Treasury market volatility throughout the year. There is also the possibility that it could put upward pressure on money market rates.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 25

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Overview
The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the “Index”).

The Index consists of 100 common stocks and American Depositary Receipts (“ADRs”) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index, an index designed to measure global stock market performance. Potential index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor’s, the Fund’s index provider (“S&P” or the “Index Provider”).

The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

During the period, changes were made to the Index methodology in order to seek enhanced performance and improve the Index’s risk profile. Among the modifications were Index eligibility and selection, constituent selection, and constituent capping. The Index was rebalanced along these criteria on Monday, February 13, 2017. Going forward, the annual rebalance will occur on the last business day of July with a secondary review on the last business day in January. The secondary review in January will be used to remove any constituents which have eliminated their dividend and perform a subsequent full reweighting of the constituents.

Fund Performance
All Fund returns cited – whether based on net asset value (“NAV”) or market price – assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2017.

On a market price basis, the Fund generated a total return of 20.20%, which included an increase in market price over the period to $10.85 on May 31, 2017, from $9.49 on May 31, 2016. On an NAV basis, the Fund generated a total return of 19.90%, which included an increase in NAV over the period to $10.88 on May 31, 2017, from $9.54 on May 31, 2016. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the Index returned 19.97% and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned 16.42% for the 12-month period ended May 31, 2017.

The Fund made the following monthly distributions per share during the annual period ended May 31, 2017, which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.1917
September	$0.1297
December	$0.1012
March 2017	$0.0757
Total	$0.4983

Performance Attribution
For the 12-month period ended May 31, 2017, the energy sector contributed the most from the Fund’s return, followed by the financials sector. No sector detracted, but the information technology sector contributed least, followed by the health care sector.

Positions that contributed the most to the Fund’s return included Targa Resources Corp., which owns general and limited partner interests in a limited partnership that provides midstream natural gas and natural gas liquid services; Downer EDI Ltd., which provides various services to customers in the transportation, mining, energy and industrial engineering, utilities, communications, and facilities markets; and Rio Tinto Plc, an Australian-British multinational and one of the world’s largest metals and mining corporations (none held in the Fund’s portfolio at period end).

Positions that detracted the most from return included Crescent Point Energy, Corp., an oil and gas production company; Electricite de France S.A., a French electric utility; and Vodafone Group Plc, a British multinational telecommunications company (none held in the Fund’s portfolio at period end).

26 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

RISKS AND OTHER CONSIDERATIONS (Unaudited)	May 31, 2017

The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Credit/Default Risk: Issuers or guarantors of debt instruments or the coun-terparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the respective Fund’s income and share price.

Interest Rate Risk: As interest rates rise, the value of fixed-income securities held by the Funds is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Income Risk: Falling interest rates may cause the Funds’ income to decline.

Mortgage-and Asset-Backed Securities Risks (GSY): Mortgage-Backed Securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, these securities are subject to “prepayment risk” and “extension risk.”

Non-Correlation Risk (excludes GSY): For passively managed index Funds, the respective Fund’s return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as its underlying index.

High-Yield Securities Risk: High yield securities (bonds that are rated below investment grade) are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations as well as may be subject to greater price volatility.

Foreign Issuers Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Financial Services Sector Risk: The financial services industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Active Management Risk (GSY): The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Risk of Deviation between Market Price and NAV (GSY): Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or the extent to which the Fund’s shares will trade at premiums or discounts to NAV.

Municipal Securities Risk (GSY): Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Call Risk/Prepayment Risk: During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Funds’ having to reinvest proceeds at lower interest rates, resulting in a decline in the Funds’ income.

Extension Risk: An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Funds’ performance may suffer from the inability to invest in higher yielding securities.

Liquidity Risk: If the Funds invest in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Funds may be unable to sell the illiquid securities at an advantageous time or price.

Non-Diversified Fund Risk: Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

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RISKS AND OTHER CONSIDERATIONS (Unaudited) continued	May 31, 2017

Declining Yield Risk (excludes GSY and LVL): During the final year of the Funds’ operations, as the bonds held by the Funds mature and the Funds’ portfolio transitions to cash and cash equivalents, the Funds’ yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Funds and/or prevailing yields for bonds in the market.

Fluctuation of Yield and Liquidation Amount Risk (excludes GSY and LVL): The Funds, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Funds’ existence, they may make distributions at a greater (or lesser) rate than the coupon payments received on the Funds’ portfolio, which will result in the Funds returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Funds relative to a direct investment in corporate bonds. If the amount you receive as liquidation proceeds upon the Funds’ termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Concentration Risk (excludes GSY): If an Index concentrates in an industry or group of industries the Funds’ investments will be concentrated accordingly. In such event, the value of the Funds’ shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Telecommunications Sector Risk (LVL): This sector is subject to extensive government regulation. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products.

Equity Risk (LVL): The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Utilities Sector Risk (LVL): Companies in the utilities sector may be adversely affected by economic, political, and regulatory or deregulatory changes, and other occurrences associated with the utilities industry. This concentration may present more risks than investing in securities that are more broadly diversified over numerous sectors of the economy.

Medium-Sized Company Risk (LVL): Investing in securities of these companies involves greater risk as their securities may be more volatile and less liquid than investing in more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Risks of Investing In Other Investment Companies (GSY and LVL): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

28 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	May 31, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Statistics
Share Price	$22.62
Net Asset Value	$22.65
Discount to NAV	-0.13%
Net Assets ($000)	$706,589

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
				Since
	One	Three	Five	Inception
	Year	Year	Year	(06/07/10)
Guggenheim BulletShares 2017 Corporate Bond ETF
NAV	1.13%	1.11%	2.42%	3.85%
Market	0.77%	0.96%	2.36%	3.83%
NASDAQ BulletShares®
USD Corporate Bond
2017 Index	1.39%	1.35%	2.69%	4.25%
Bloomberg Barclays
U.S. Aggregate
Bond Index	1.58%	2.53%	2.24%	3.37%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.

For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	39.1%
Consumer, Non-cyclical	14.3%
Energy	9.3%
Industrial	8.5%
Consumer, Cyclical	7.8%
Communications	6.4%
Technology	5.6%
Utilities	3.0%
Basic Materials	1.3%
Total Corporate Bonds	95.3%
Securities Lending Collateral	0.2%
Total Investments	95.5%
Other Assets & Liabilities, net	4.5%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
General Electric Co., 5.25%	2.3%
Bank of America Corp., 5.75%	1.8%
International Business Machines Corp., 5.70%	1.7%
Intel Corp., 1.35%	1.7%
Wells Fargo & Co., 5.63%	1.5%
Royal Bank of Canada, 1.20%	1.4%
Oracle Corp., 1.20%	1.4%
JPMorgan Chase & Co., 2.00%	1.4%
Bear Stearns Cos., LLC, 6.40%	1.4%
Bank of America Corp., 6.40%	1.3%
Top Ten Total	15.9%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

30 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Statistics
Share Price	$21.26
Net Asset Value	$21.20
Premium to NAV	0.28%
Net Assets ($000)	$1,040,058

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
				Since
	One	Three	Five	Inception
	Year	Year	Year	(03/28/12)
Guggenheim BulletShares 2018 Corporate Bond ETF
NAV	1.47%	1.58%	2.88%	2.87%
Market	1.43%	1.59%	2.84%	2.92%
NASDAQ BulletShares®
USD Corporate Bond
2018 Index	1.76%	1.75%	3.18%	3.16%
Bloomberg Barclays
U.S. Aggregate
Bond Index	1.58%	2.53%	2.24%	2.54%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	45.7%
Consumer, Non-cyclical	14.9%
Consumer, Cyclical	8.4%
Energy	7.8%
Communications	6.9%
Technology	5.7%
Industrial	5.5%
Utilities	3.2%
Basic Materials	0.7%
Total Corporate Bonds	98.8%
Securities Lending Collateral	0.1%
Total Investments	98.9%
Other Assets & Liabilities, net	1.1%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Bank of America Corp., 6.88%	1.5%
JPMorgan Chase & Co., 6.00%	1.3%
Goldman Sachs Group, Inc., 6.15%	1.1%
Apple, Inc., 1.00%	1.0%
Verizon Communications, Inc., 2.95%	1.0%
Bank of America Corp., 5.65%	1.0%
Morgan Stanley, 6.63%	0.9%
General Electric Co., 5.63%	0.9%
Bear Stearns Companies LLC, 7.25%	0.8%
Goldman Sachs Group, Inc., 5.95%	0.8%
Top Ten Total	10.3%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

32 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Statistics
Share Price	$21.27
Net Asset Value	$21.21
Premium to NAV	0.28%
Net Assets ($000)	$967,189

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
				Since
	One	Three	Five	Inception
	Year	Year	Year	(03/28/12)
Guggenheim BulletShares 2019 Corporate Bond ETF
NAV	1.88%	2.09%	3.04%	3.28%
Market	1.87%	2.14%	3.23%	3.33%
NASDAQ BulletShares®
USD Corporate Bond
2019 Index	2.08%	2.26%	3.39%	3.63%
Bloomberg Barclays
U.S. Aggregate
Bond Index	1.58%	2.53%	2.24%	2.54%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.97 per share for share price returns or initial net asset value (NAV) of $19.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	42.6%
Consumer, Non-cyclical	15.5%
Energy	8.9%
Communications	8.7%
Consumer, Cyclical	7.0%
Industrial	5.6%
Technology	5.2%
Utilities	3.1%
Basic Materials	2.5%
Total Corporate Bonds	99.1%
Securities Lending Collateral	0.1%
Total Investments	99.2%
Other Assets & Liabilities, net	0.8%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 1.90%	1.0%
Bank of America Corp., 2.60%	0.9%
Morgan Stanley, 5.63%	0.8%
Shire Acquisitions Investments Ireland DAC, 1.90%	0.8%
JPMorgan Chase & Co., 6.30%	0.8%
Goldman Sachs Group, Inc., 7.50%	0.8%
Bank of America Corp., 7.63%	0.8%
Novartis Securities Investment Ltd., 5.13%	0.8%
Morgan Stanley, 7.30%	0.8%
Abbott Laboratories, 2.35%	0.7%
Top Ten Total	8.2%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 33

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

34 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Statistics
Share Price	$21.52
Net Asset Value	$21.46
Premium to NAV	0.28%
Net Assets ($000)	$930,225

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
				Since
	One	Three	Five	Inception
	Year	Year	Year	(03/28/12)
Guggenheim BulletShares 2020 Corporate Bond ETF
NAV	2.60%	2.76%	3.68%	3.94%
Market	2.55%	2.85%	3.75%	3.99%
NASDAQ BulletShares®
USD Corporate Bond
2020 Index	2.76%	2.89%	3.99%	4.19%
Bloomberg Barclays
U.S. Aggregate
Bond Index	1.58%	2.53%	2.24%	2.54%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	38.7%
Consumer, Non-cyclical	18.8%
Energy	9.9%
Communications	8.7%
Consumer, Cyclical	7.7%
Technology	6.7%
Industrial	5.2%
Utilities	1.8%
Basic Materials	1.3%
Total Corporate Bonds	98.8%
Securities Lending Collateral	0.2%
Total Investments	99.0%
Other Assets & Liabilities, net	1.0%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
GE Capital International Funding Company Unlimited Co., 2.34%	1.6%
Verizon Communications, Inc., 4.50%	1.0%
AbbVie, Inc., 2.50%	1.0%
Visa, Inc., 2.20%	0.9%
JPMorgan Chase & Co., 2.25%	0.9%
Allergan Funding SCS, 3.00%	0.9%
HCA, Inc., 6.50%	0.8%
Bank of America Corp., 5.63%	0.8%
JPMorgan Chase & Co., 4.25%	0.8%
Hewlett Packard Enterprise Co., 3.60%	0.8%
Top Ten Total	9.5%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

36 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Statistics
Share Price	$21.36
Net Asset Value	$21.31
Premium to NAV	0.23%
Net Assets ($000)	$667,988

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
			Since
	One	Three	Inception
	Year	Year	(07/17/13)
Guggenheim BulletShares 2021 Corporate Bond ETF
NAV	3.28%	3.23%	4.41%
Market	3.36%	3.29%	4.47%
NASDAQ BulletShares®
USD Corporate Bond
2021 Index	3.25%	3.25%	4.55%
Bloomberg Barclays
U.S. Aggregate
Bond Index	1.58%	2.53%	3.08%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.96 per share for share price returns or initial net asset value (NAV) of $19.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	39.9%
Consumer, Non-cyclical	15.3%
Communications	9.2%
Consumer, Cyclical	8.6%
Energy	7.9%
Technology	7.5%
Industrial	5.7%
Basic Materials	2.9%
Utilities	1.9%%
Total Corporate Bonds	98.9%
Securities Lending Collateral	0.6%
Total Investments	99.5%
Other Assets & Liabilities, net	0.5%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 2.65%	1.8%
Goldman Sachs Group, Inc., 5.25%	1.0%
Oracle Corp., 1.90%	1.0%
BNP Paribas S.A., 5.00%	0.8%
Shire Acquisitions Investments Ireland DAC, 2.40%	0.8%
JPMorgan Chase & Co., 4.35%	0.8%
Apple, Inc., 2.85%	0.8%
Mitsubishi UFJ Financial Group, Inc., 2.95%	0.8%
HSBC Finance Corp., 6.68%	0.8%
Apple, Inc., 2.25%	0.8%
Top Ten Total	9.4%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

38 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Statistics
Share Price	$21.37
Net Asset Value	$21.33
Premium to NAV	0.19%
Net Assets ($000)	$518,404

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
			Since
	One	Three	Inception
	Year	Year	(07/17/13)
Guggenheim BulletShares 2022 Corporate Bond ETF
NAV	3.82%	3.57%	4.61%
Market	3.87%	3.58%	4.61%
NASDAQ BulletShares®
USD Corporate Bond
2022 Index	3.97%	3.75%	4.96%
Bloomberg Barclays
U.S. Aggregate
Bond Index	1.58%	2.53%	3.08%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	32.7%
Consumer, Non-cyclical	20.0%
Communications	9.8%
Energy	9.1%
Industrial	8.6%
Technology	8.0%
Consumer, Cyclical	6.1%
Utilities	2.3%
Basic Materials	2.0%
Total Corporate Bonds	98.6%
Securities Lending Collateral	0.1%
Total Investments	98.7%
Other Assets & Liabilities, net	1.3%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 3.30%	1.9%
Goldman Sachs Group, Inc., 5.75%	1.6%
JPMorgan Chase & Co., 4.50%	1.0%
Goldman Sachs Group, Inc., 3.00%	1.0%
Charter Communications Operating LLC / Charter
Communications Operating Capital, 4.46%	1.0%
General Electric Co., 2.70%	1.0%
JPMorgan Chase & Co., 3.25%	1.0%
AbbVie, Inc., 2.90%	1.0%
Allergan Funding SCS, 3.45%	0.9%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%	0.9%
Top Ten Total	11.3%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investments. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

40 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

Fund Statistics
Share Price	$21.03
Net Asset Value	$20.97
Premium to NAV	0.29%
Net Assets ($000)	$188,736

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
		Since
	One	Inception
	Year	(09/17/14)
Guggenheim BulletShares 2023 Corporate Bond ETF
NAV	3.92%	4.75%
Market	3.76%	4.81%
NASDAQ BulletShares®
USD Corporate Bond
2023 Index	4.18%	4.82%
Bloomberg Barclays
U.S. Aggregate
Bond Index	1.58%	2.86%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.00 per share for share price returns or initial net asset value (NAV) of $20.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense rations.

% of Net
Portfolio Breakdown	Assets
Financial	29.3%
Consumer, Non-cyclical	18.7%
Energy	12.4%
Communications	10.3%
Consumer, Cyclical	8.7%
Technology	8.1%
Industrial	5.3%
Other	6.2%
Total Corporate Bonds	99.0%
Securities Lending Collateral	0.3%
Total Investments	99.3%
Other Assets & Liabilities, net	0.7%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Verizon Communications, Inc., 5.15%	3.3%
Apple, Inc., 2.40%	2.2%
Bank of America Corp., 3.30%	1.6%
Wells Fargo & Co., 3.07%	1.6%
JPMorgan Chase & Co., 3.20%	1.1%
Royal Bank of Scotland Group plc, 3.88%	1.1%
AT&T, Inc., 3.60%	1.0%
Shire Acquisitions Investments Ireland DAC, 2.88%	1.0%
Morgan Stanley, 3.75%	1.0%
Morgan Stanley, 4.10%	1.0%
Top Ten Total	14.9%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investments. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

42 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

Fund Statistics
Share Price	$20.92
Net Asset Value	$20.88
Premium to NAV	0.19%
Net Assets ($000)	$162,864

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
		Since
	One	Inception
	Year	(09/17/14)
Guggenheim BulletShares 2024 Corporate Bond ETF
NAV	3.88%	4.73%
Market	3.78%	4.84%
NASDAQ BulletShares®
USD Corporate Bond
2024 Index	4.36%	5.07%
Bloomberg Barclays
U.S. Aggregate
Bond Index	1.58%	2.86%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	38.0%
Energy	16.3%
Consumer, Non-cyclical	11.9%
Communications	9.4%
Technology	6.9%
Consumer, Cyclical	5.8%
Industrial	5.3%
Basic Materials	3.4%
Utilities	1.9%
Total Corporate Bonds	98.9%
Securities Lending Collateral	0.8%
Total Investments	99.7%
Other Assets & Liabilities, net	0.3%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Morgan Stanley, 3.70%	1.6%
Credit Suisse AG NY, 3.63%	1.6%
Morgan Stanley, 3.88%	1.6%
Bank of America Corp., 4.20%	1.5%
Apple, Inc., 3.45%	1.4%
Bank of America Corp., 4.00%	1.4%
JPMorgan Chase & Co., 3.88%	1.4%
Royal Bank of Scotland Group plc, 5.13%	1.3%
Goldman Sachs Group, Inc., 4.00%	1.3%
Verizon Communications, Inc., 3.50%	1.3%
Top Ten Total	14.4%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investments. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

44 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

Fund Statistics
Share Price	$20.71
Net Asset Value	$20.67
Premium to NAV	0.19%
Net Assets ($000)	$68,198

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
		Since
	One	Inception
	Year	(10/07/15)
Guggenheim BulletShares 2025 Corporate Bond ETF
NAV	3.29%	4.93%
Market	3.19%	5.05%
NASDAQ BulletShares®
USD Corporate Bond
2025 Index	3.67%	5.53%
Bloomberg Barclays
U.S. Aggregate
Bond Index	1.58%	2.55%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.02 per share for share price returns or initial net asset value (NAV) of $20.02 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	31.7%
Consumer, Non-cyclical	24.0%
Energy	12.1%
Technology	9.3%
Communications	8.5%
Consumer, Cyclical	5.3%
Industrial	4.3%
Utilities	2.1%
Basic Materials	1.3%
Total Investments	98.6%
Securities Lending Collateral	0.6%
Total Investments	99.2%
Other Assets & Liabilities, net	0.8%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Charter Communications Operating LLC / Charter
Communications Operating Capital, 4.91%	1.7%
Visa, Inc., 3.15%	1.6%
AT&T, Inc., 3.40%	1.6%
Medtronic, Inc., 3.50%	1.4%
Allergan Funding SCS, 3.80%	1.4%
Bank of America Corp., 3.88%	1.2%
AbbVie, Inc., 3.60%	1.2%
Reynolds American, Inc., 4.45%	1.1%
Morgan Stanley, 4.00%	1.1%
Shell International Finance BV, 3.25%	1.1%
Top Ten Total	13.4%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investments. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

46 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF

Fund Statistics
Share Price	$19.69
Net Asset Value	$19.66
Premium to NAV	0.15%
Net Assets ($000)	$26,538

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
Since
Inception
(09/14/16)
(non-annualized)
Guggenheim BulletShares 2026 Corporate Bond ETF
NAV	0.49%
Market	0.64%
NASDAQ BulletShares®
USD Corporate Bond
2026 Index	0.80%
Bloomberg Barclays
U.S. Aggregate
Bond Index	0.08%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.88 per share for share price returns or initial net asset value (NAV) of $19.88 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	44.6%
Consumer, Non-cyclical	19.7%
Consumer, Cyclical	7.6%
Communications	6.9%
Energy	6.9%
Technology	6.0%
Utilities	3.5%
Industrial	3.5%
Total Corporate Bonds	98.7%
Other Assets & Liabilities, net	1.3%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 3.65%	3.5%
HSBC Holdings plc, 4.30%	3.2%
Cooperatieve Rabobank UA, 3.75%	2.1%
Shire Acquisitions Investments Ireland DAC, 3.20%	1.5%
Wells Fargo & Co., 3.00%	1.5%
Wells Fargo & Co., 3.00%	1.5%
Microsoft Corp., 2.40%	1.5%
Abbott Laboratories, 3.75%	1.4%
Branch Banking & Trust Co., 3.80%	1.2%
Newell Brands, Inc., 4.20%	1.1%
Top Ten Total	18.5%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investments. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

48 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.76
Net Asset Value	$25.83
Discount to NAV	-0.27%
Net Assets ($000)	$516,589

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
				Since
	One	Three	Five	Inception
	Year	Year	Year	(04/25/12)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
NAV	3.79%	1.78%	4.88%	4.76%
Market	3.40%	1.60%	4.73%	4.70%
BulletShares USD
High Yield
Corporate Bond
2017 Index	4.12%	2.12%	5.90%	5.64%
Bloomberg Barclays
U.S. Corporate
High Yield Index	13.58%	4.73%	7.31%	7.04%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.94 per share for share price returns or initial net asset value (NAV) of $24.94 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Consumer, Non-cyclical	12.4%
Communications	12.2%
Financial	9.7%
Energy	7.1%
Basic Materials	3.4%
Industrial	2.5%
Consumer, Cyclical	2.3%
Total Corporate Bonds	49.6%
Securities Lending Collateral	49.7%
U.S. Government Securities	48.8%
Total Investments	148.1%
Other Assets & Liabilities, net	-48.1%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
NGPL PipeCo LLC, 7.12%	3.5%
Sprint Communications, Inc., 8.38%	3.3%
Springleaf Finance Corp., 6.90%	3.3%
United Rentals North America, Inc., 7.63%	3.2%
Univision Communications, Inc., 6.75%	3.0%
DISH DBS Corp., 4.63%	1.9%
Anglo American Capital plc, 2.63%	1.8%
Spectrum Brands, Inc., 6.63%	1.8%
Match Group, Inc., 6.75%	1.6%
Transocean, Inc., 4.50%	1.6%
Top Ten Total	25.0%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

50 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.43
Net Asset Value	$25.39
Premium to NAV	0.16%
Net Assets ($000)	$1,096,645

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
				Since
	One	Three	Five	Inception
	Year	Year	Year	(04/25/12)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
NAV	7.18%	2.20%	5.46%	5.06%
Market	7.12%	2.15%	5.39%	5.08%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2018 Index	8.42%	2.91%	6.43%	6.07%
Bloomberg Barclays
U.S. Corporate
High Yield Index	13.58%	4.73%	7.31%	7.04%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Consumer, Cyclical	18.5%
Communications	15.8%
Financial	14.0%
Consumer, Non-cyclical	13.1%
Basic Materials	11.2%
Technology	8.2%
Industrial	4.8%
Energy	3.7%
Utilities	2.0%
Total Corporate Bonds	91.3%
Common Stocks	0.0%*
Securities Lending Collateral	4.3%
Total Investments	95.6%
Other Assets & Liabilities, net	4.4%
Net Assets	100.0%
*Less than 0.1% of net assets

Ten Largest Holdings	(% of Total Net Assets)
Navient Corp., 8.45%	3.9%
Dollar Tree, Inc., 5.75%	3.7%
Dell International LLC / EMC Corp., 5.88%	2.9%
T-Mobile USA, Inc., 6.63%	2.4%
Sprint Communications, Inc., 9.00%	2.4%
Rite Aid Corp., 6.13%	2.4%
EMC Corp., 1.88%	2.3%
Valeant Pharmaceuticals International, Inc., 6.75%	2.2%
United States Steel Corp., 8.38%	1.8%
DISH DBS Corp., 4.25%	1.7%
Top Ten Total	25.7%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 51

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

52 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.67
Net Asset Value	$24.61
Premium to NAV	0.24%
Net Assets ($000)	$770,438

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
			Since
	One	Three	Inception
	Year	Year	(09/24/13)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
NAV	9.42%	2.50%	4.13%
Market	9.71%	2.49%	4.19%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2019 Index	11.09%	1.45%	3.04%
Bloomberg Barclays
U.S. Corporate
High Yield Index	13.58%	4.73%	6.01%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	17.0%
Consumer, Non-cyclical	14.3%
Financial	11.6%
Technology	10.3%
Energy	10.0%
Industrial	9.2%
Consumer, Cyclical	9.1%
Other	11.4%
Total Corporate Bonds	92.9%
Securities Lending Collateral	3.1%
Total Investments	96.0%
Other Assets & Liabilities, net	4.0%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Western Digital Corp., 10.50%	4.5%
Prime Security Services Borrower LLC /
Prime Finance, Inc., 9.25%	3.9%
Dynegy, Inc., 6.75%	2.6%
CSC Holdings LLC, 10.13%	2.4%
Solera LLC / Solera Finance, Inc., 10.50%	2.3%
CHS/Community Health Systems, Inc., 8.00%	2.2%
Dell International LLC / EMC Corp., 7.13%	2.2%
T-Mobile USA, Inc., 6.38%	2.2%
Sprint Capital Corp., 6.90%	2.1%
DISH DBS Corp., 7.88%	1.7%
Top Ten Total	26.1%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 53

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

54 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.91
Net Asset Value	$24.86
Premium to NAV	0.20%
Net Assets ($000)	$482,352

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
			Since
	One	Three	Inception
	Year	Year	(09/24/13)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
NAV	11.29%	2.98%	4.61%
Market	11.27%	2.96%	4.65%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2020 Index	13.02%	2.39%	4.06%
Bloomberg Barclays
U.S. Corporate
High Yield Index	13.58%	4.73%	6.01%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	22.9%
Consumer, Non-cyclical	15.9%
Energy	13.7%
Basic Materials	11.0%
Financial	11.0%
Consumer, Cyclical	9.6%
Industrial	7.6%
Other	4.3%
Total Corporate Bonds	96.0%
Securities Lending Collateral	7.2%
Total Investments	103.2%
Other Assets & Liabilities, net	-3.2%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC /
Reynolds Group Issuer, 5.75%	2.9%
SoftBank Corp., 4.50%	2.3%
CSC Holdings LLC, 10.88%	2.1%
Valeant Pharmaceuticals International, Inc., 6.38%	1.8%
Clear Channel Worldwide Holdings, Inc., 7.63%	1.9%
EMC Corp., 2.65%	1.7%
Valeant Pharmaceuticals International, Inc., 5.38%	1.6%
Tenet Healthcare Corp., 6.00%	1.6%
Icahn Enterprises Limited Partnership / Icahn
Enterprises Finance Corp., 6.00%	1.5%
Citgo Holding, Inc., 10.75%	1.4%
Top Ten Total	18.8%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

56 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.24
Net Asset Value	$25.17
Premium to NAV	0.28%
Net Assets ($000)	$168,624

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
		Since
	One	Inception
	Year	(09/17/14)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
NAV	11.02%	5.16%
Market	10.99%	5.07%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2021 Index	14.33%	3.63%
Bloomberg Barclays
U.S. Corporate
High Yield Index	13.58%	5.32%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.00 per share for share price returns or initial net asset value (NAV) of $25.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	19.0%
Consumer, Non-cyclical	16.8%
Consumer, Cyclical	15.8%
Energy	15.0%
Financial	10.3%
Basic Materials	8.0%
Industrial	5.6%
Technology	3.3%
Utilities	1.6%
Total Corporate Bonds	95.4%
Securities Lending Collateral	6.4%
Total Investments	101.8%
Other Assets & Liabilities, net	-1.8%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Wind Acquisition Finance S.A., 7.38%	2.2%
Sprint Corp., 7.25%	2.0%
T-Mobile USA, Inc., 6.50%	1.7%
DISH DBS Corp., 6.75%	1.5%
Bombardier, Inc., 8.75%	1.5%
International Game Technology plc, 6.25%	1.4%
MGM Resorts International, 6.63%	1.2%
Valeant Pharmaceuticals International, Inc., 7.50%	1.1%
HUB International Ltd., 7.88%	1.1%
HD Supply, Inc., 5.25%	1.1%
Top Ten Total	14.8%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. The referenced indices are unmanaged and not available for direct investments. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

58 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.52
Net Asset Value	$25.46
Premium to NAV	0.24%
Net Assets ($000)	$129,836

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
		Since
	One	Inception
	Year	(09/17/14)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
NAV	11.74%	5.68%
Market	11.85%	5.61%
NASDAQ BulletShares
USD High Yield
Corporate Bond 2022
Index	13.65%	5.54%
Bloomberg Barclays
U.S. Corporate
High Yield Index	13.58%	5.32%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.04 per share for share price returns or initial net asset value (NAV) of $25.04 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	19.2%
Consumer, Non-cyclical	18.1%
Energy	17.2%
Consumer, Cyclical	13.7%
Industrial	9.5%
Basic Materials	8.0%
Financial	5.3%
Other	6.8%
Total Investments	97.8%
Securities Lending Collateral	6.0%
Total Investments	103.8%
Other Assets & Liabilities, net	-3.8%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Freeport-McMoRan, Inc., 3.55%	1.9%
Tenet Healthcare Corp., 8.13%	1.9%
SFR Group S.A., 6.00%	1.8%
Scientific Games International, Inc., 10.00%	1.8%
Chesapeake Energy Corp., 8.00%	1.7%
Altice Luxembourg S.A., 7.75%	1.7%
HCA, Inc., 7.50%	1.6%
CHS/Community Health Systems, Inc., 6.88%	1.6%
CONSOL Energy, Inc., 5.88%	1.4%
DISH DBS Corp., 5.88%	1.4%
Top Ten Total	16.8%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

60 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$27.03
Net Asset Value	$26.95
Premium to NAV	0.30%
Net Assets ($000)	$37,725

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
		Since
	One	Inception
	Year	(10/07/15)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
NAV	10.80%	9.74%
Market	11.03%	9.93%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2023 Index	13.51%	11.59%
Bloomberg Barclays
U.S. Corporate
High Yield Index	13.58%	11.34%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market for USD denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Energy	20.9%
Communications	15.1%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	11.7%
Industrial	9.7%
Technology	8.9%
Financial	7.0%
Basic Materials	4.7%
Utilities	4.4%
Total Corporate Bonds	97.4%
Securities Lending Collateral	5.4%
Total Investments	102.8%
Other Assets & Liabilities, net	-2.8%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Sprint Corp., 7.88%	3.2%
First Data Corp., 7.00%	2.3%
Tenet Healthcare Corp., 6.75%	1.9%
Transocean, Inc., 9.00%	1.5%
Uniti Group Incorporated / CSL Capital LLC, 8.25%	1.4%
Summit Materials LLC / Summit Materials
Finance Corp., 6.13%	1.4%
Valeant Pharmaceuticals International, Inc., 5.88%	1.3%
Sunoco, LP / Sunoco Finance Corp., 6.38%	1.1%
Weatherford International Ltd., 8.25%	1.1%
Crestwood Midstream Partners Limited Partnership /
Crestwood Midstream Finance Corp., 6.25%	1.1%
Top Ten Total	16.3%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

62 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.65
Net Asset Value	$25.67
Discount to NAV	-0.08%
Net Assets ($000)	$23,103

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
Since
Inception
(09/14/16)
(non-annualized)
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
NAV	5.67%
Market	5.58%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2024 Index	7.41%
Bloomberg Barclays
U.S. Corporate
High Yield Index	7.90%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	23.0%
Energy	16.0%
Consumer, Non-cyclical	15.8%
Consumer, Cyclical	13.8%
Financial	9.2%
Industrial	7.1%
Utilities	4.6%
Technology	4.6%
Basic Materials	3.1%
Total Corporate Bonds	97.2%
Securities Lending Collateral	3.2%
Total Investments	100.4%
Other Assets & Liabilities, net	-0.4%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Sprint Corp., 7.13%	2.4%
Sprint Corp., 7.63%	2.0%
DISH DBS Corp., 5.88%	1.9%
First Data Corp., 5.75%	1.8%
Cheniere Corpus Christi Holdings LLC, 7.00%	1.5%
Albertsons Cos. LLC / Safeway Inc. / New Albertson’s Inc /
Albertson’s LLC, 6.63%	1.5%
MGM Growth Properties Operating Partnership, LP /
MGP Finance Company-Issuer, Inc., 5.63%	1.4%
First Data Corp., 5.00%	1.4%
Asbury Automotive Group, Inc., 6.00%	1.3%
Allison Transmission, Inc., 5.00%	1.3%
Top Ten Total	16.5%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

64 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

GSY Guggenheim Ultra Short Duration ETF

Fund Statistics
Share Price	$50.29
Net Asset Value	$50.28
Premium to NAV	0.02%
Net Assets ($000)	$1,076,092

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED MAY 31, 2017
				Since
	One	Three	Five	Inception
	Year	Year	Year	(02/12/08)
Guggenheim Ultra Short Duration ETF
NAV	1.90%	1.29%	1.35%	0.97%
Market	1.88%	1.32%	1.34%	0.97%
Bloomberg Barclays
1-3 Month
U.S. Treasury
Bill Index	0.40%	0.17%	0.13%	0.26%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.28%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.27% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.28%. There is a contractual fee waiver currently in place for this Fund through December 31, 2019 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Corporate Bonds	26.6%
Commercial Paper	25.4%
Repurchase Agreements	14.1%
Asset Backed Securities	13.5%
Foreign Government Bonds	11.3%
Collateralized Mortgage Obligations	5.9%
Municipal Bonds	2.6%
Senior Floating Rate Interests	0.8%
Money Market Fund	0.6%
Securities Lending Collateral	0.0%*
Total Investments	100.8%
Other Assets & Liabilities, net	-0.8%
Net Assets	100.0%
*Less than 0.1%

Ten Largest Holdings	(% of Total Net Assets)
City of West Palm Beach Florida Utility System
Revenue Bonds, 0.79%	1.5%
Huntington National Bank, 1.62%	0.9%
Citizens Bank North America/Providence RI, 1.60%	0.9%
Credit Agricole S.A., 1.92%	0.9%
AT&T, Inc., 2.08%	0.9%
Deutsche Telekom International Finance BV, 1.60%	0.9%
Citigroup, Inc., 1.80%	0.9%
Australia & New Zealand Banking Group Ltd., 1.82%	0.9%
Kraft Heinz Foods, Co.,2.25%	0.9%
BNZ International Funding Ltd., 1.75%	0.9%
Top Ten Total	9.6%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

GSY Guggenheim Ultra Short Duration ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Bloomberg Barclays 1-3 Month U.S. Treasury Bills Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. It is not possible to invest directly in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and fund shares, when redeemed, may be worth more or less than their original investment.

66 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Statistics
Share Price	$10.85
Net Asset Value	$10.88
Discount to NAV	-0.28%
Net Assets ($000)	$60,059

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED MAY 31, 2017
				Since
	One	Three	Five	Inception
	Year	Year	Year	(06/25/07)
Guggenheim S&P Global Dividend Opportunities Index ETF
NAV	19.90%	-3.02%	4.04%	-2.43%
Market	20.20%	-3.26%	4.00%	-2.46%
Benchmarks By
Design High Income
Index/ S&P
Global Dividend
Opportunities
Index[1]	19.97%	-3.09%	3.96%	-2.06%
MSCI World Index	16.42%	5.73%	12.41%	3.98%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.77%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was determined to be 0.64% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 0.72%. There is a contractual fee waiver currently in place for this Fund through December 31, 2019 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Country Diversification
% of Long-term
Country	Investments
United States	24.4%
Switzerland	16.6%
Australia	11.5%
Canada	8.4%
Singapore	7.5%
United Kingdom	4.5%
Hong Kong	4.0%
Japan	3.7%
Sweden	3.5%
Finland	2.9%
Germany	2.6%
France	2.5%
New Zealand	2.4%
Jersey	2.0%
Bermuda	2.0%
Spain	1.7%
Total Long-term Investments	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Baloise Holding AG	3.4%
Amcor Ltd.	3.1%
Sonic Healthcare Ltd.	3.0%
Hang Seng Bank Ltd.	2.9%
Kone Oyj — Class B	2.9%
Nestle S.A.	2.9%
Swiss Re AG	2.8%
Swedbank AB — Class A	2.7%
Apollo Commercial Real Estate Finance, Inc.	2.7%
Fraport AG Frankfurt Airport Services Worldwide	2.5%
Top Ten Total	28.9%

“Ten Largest Holdings” excludes any temporary cash investments.

1 The benchmark return reflects the blended return of the Benchmarks by Design High Income Index from 6/25/07-9/28/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 5/31/17.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 67

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	May 31, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI World Index is measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. It is not possible to invest directly in the MSCI World Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

68 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)	May 31, 2017

Shareholder Expense Example

As a shareholder of the Funds, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on November 30, 2016 and held for the six months ended May 31, 2017.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Beginning	Ending	Expenses Paid
	Expense	Fund	account value	Account Value	During
	Ratio[1]	Return	November 30, 2016	May 31, 2017	Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	0.56%	$1,000.00	$1,005.61	$1.20
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	0.94%	1,000.00	1,009.44	1.20
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	1.41%	1,000.00	1,014.05	1.21
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	2.33%	1,000.00	1,023.28	1.21
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	2.76%	1,000.00	1,027.57	1.21
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	3.38%	1,000.00	1,033.82	1.22
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%	3.99%	1,000.00	1,039.94	1.22
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%	4.24%	1,000.00	1,042.39	1.22
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%	4.26%	1,000.00	1,042.62	1.22
Guggenheim BulletShares 2026 Corporate Bond ETF	0.24%	4.11%	1,000.00	1,041.08	1.22
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.43%	1.44%	1,000.00	1,014.42	2.16
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%	3.01%	1,000.00	1,030.07	2.13
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%	5.12%	1,000.00	1,051.22	2.15
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.43%	5.82%	1,000.00	1,058.19	2.21
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.43%	5.18%	1,000.00	1,051.78	2.20
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.43%	5.57%	1,000.00	1,055.67	2.20
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.43%	5.77%	1,000.00	1,057.68	2.21
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	0.42%	5.61%	1,000.00	1,056.09	2.15
Guggenheim Ultra Short Duration ETF	0.27%	0.92%	1,000.00	1,009.17	1.35
Guggenheim S&P Global Dividend Opportunities Index ETF	0.63%	11.34%	1,000.00	1,113.45	3.32

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 69

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) continued	May 31, 2017

			Beginning	Ending	Expenses Paid
	Expense	Fund	account value	Account Value	During
	Ratio[1]	Return	November 30, 2016	May 31, 2017	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	5.00%	$1,000.00	$1,023.73	$1.21
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.79	2.17
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.84	2.12
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.84	2.12
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.79	2.17
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.79	2.17
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.79	2.17
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.79	2.17
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.84	2.12
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim BulletShares 2026 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.73	1.21
Guggenheim Ultra Short Duration ETF	0.27%	5.00%	1,000.00	1,023.59	1.36
Guggenheim S&P Global Dividend Opportunities Index ETF	0.63%	5.00%	1,000.00	1,021.79	3.18

[1]	Annualized and excludes expense of the underlying funds in which the funds invest, if any.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period November 30, 2016 to May 31, 2017.

70 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS	May 31, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 95.3%
Financial – 39.1%
Bank of America Corp.
5.75% due 12/01/17	$12,155,000	$12,406,595
6.40% due 08/28/17	8,969,000	9,073,301
6.00% due 09/01/17	7,000,000	7,078,330
1.70% due 08/25/17	3,359,000	3,361,237
Wells Fargo & Co.
5.63% due 12/11/17	10,492,000	10,715,479
1.40% due 09/08/17	5,270,000	5,270,232
1.15% due 06/02/17	4,293,000	4,293,000
Citigroup, Inc.
6.13% due 11/21/17	7,359,000	7,517,329
1.85% due 11/24/17	4,910,000	4,920,851
1.55% due 08/14/17	4,314,000	4,315,329
6.00% due 08/15/17	1,065,000	1,074,536
Royal Bank of Canada
1.20% due 09/19/17	10,217,000	10,214,171
1.40% due 10/13/17[1]	3,580,000	3,580,405
1.25% due 06/16/17[1]	2,589,000	2,589,049
Morgan Stanley
5.95% due 12/28/17	8,010,000	8,202,961
6.25% due 08/28/17	5,100,000	5,157,299
JPMorgan Chase & Co.
2.00% due 08/15/17	9,847,000	9,859,072
6.13% due 06/27/17	2,516,000	2,523,050
UBS AG/Stamford CT
1.38% due 08/14/17	5,100,000	5,102,086
5.88% due 12/20/17	4,733,000	4,844,505
Bear Stearns Cos., LLC
6.40% due 10/02/17	9,698,000	9,855,855
Sumitomo Mitsui Banking Corp.
1.80% due 07/18/17	5,300,000	5,303,710
1.35% due 07/11/17	3,900,000	3,900,624
American Express Credit Corp.
1.13% due 06/05/17	5,509,000	5,509,000
1.55% due 09/22/17	2,628,000	2,629,282
Deutsche Bank AG
6.00% due 09/01/17	7,734,000	7,814,650
Bank of Montreal
1.40% due 09/11/17	4,070,000	4,071,180
1.30% due 07/14/17	3,673,000	3,673,198
BNP Paribas S.A.
2.38% due 09/14/17	7,088,000	7,107,690
Visa, Inc.
1.20% due 12/14/17	7,057,000	7,058,779
Bank of Nova Scotia
1.38% due 12/18/17	4,031,000	4,033,249
1.30% due 07/21/17	2,859,000	2,859,289
Wachovia Corp.
5.75% due 06/15/17	6,228,000	6,235,760
American Express Co.
6.15% due 08/28/17	6,003,000	6,070,438
HSBC USA, Inc.
1.50% due 11/13/17	3,085,000	3,084,689
1.30% due 06/23/17	1,800,000	1,800,115
Goldman Sachs Group, Inc.
6.25% due 09/01/17	4,525,000	4,575,834
US Bank North America/Cincinnati OH
1.38% due 09/11/17	4,550,000	4,550,719
Wells Fargo Bank North America
6.00% due 11/15/17	4,270,000	4,356,011
American Express Centurion Bank
6.00% due 09/13/17	4,100,000	4,150,726
American Express Bank FSB
6.00% due 09/13/17	4,050,000	4,100,106
MetLife, Inc.
1.90% due 12/15/17	1,999,000	2,003,594
1.76% due 12/15/17	1,654,000	1,657,058
Eksportfinans ASA
5.50% due 06/26/17	3,331,000	3,337,449
BB&T Corp.
1.60% due 08/15/17	3,109,000	3,109,799
National Bank of Canada
1.45% due 11/07/17	2,800,000	2,801,268
Capital One North America/Mclean VA
1.50% due 09/05/17	2,800,000	2,800,042
Canadian Imperial Bank of Commerce
1.55% due 01/23/18	2,721,000	2,721,348
Manufacturers & Traders Trust Co.
1.40% due 07/25/17	2,615,000	2,615,154
Citizens Bank North America/Providence RI
1.60% due 12/04/17	2,605,000	2,605,216
International Lease Finance Corp.
8.88% due 09/01/17	2,361,000	2,401,914
Capital One Financial Corp.
6.75% due 09/15/17	2,309,000	2,342,358
Bank of America North America
6.10% due 06/15/17	2,300,000	2,303,071
Simon Property Group, LP
2.15% due 09/15/17	2,212,000	2,212,903
MUFG Union Bank North America
2.13% due 06/16/17	2,100,000	2,100,664
JPMorgan Chase Bank North America
6.00% due 07/05/17	2,048,000	2,055,557
E*TRADE Financial Corp.
5.38% due 11/15/22	1,939,000	2,039,719
PNC Bank North America
4.88% due 09/21/17	2,014,000	2,033,719
HSBC Bank USA North America NY
6.00% due 08/09/17	1,992,000	2,007,571
Capital One Bank USA North America
1.30% due 06/05/17	2,000,000	2,000,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 71

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.3% (continued)
Financial – 39.1% (continued)
Synchrony Financial
1.88% due 08/15/17	$1,987,000	$1,987,610
Comerica Bank
5.20% due 08/22/17	1,165,000	1,173,892
Branch Banking & Trust Co.
1.35% due 10/01/17	990,000	989,894
Prudential Financial, Inc.
6.00% due 12/01/17	633,000	646,661
Bank of New York Mellon Corp.
1.97% due 06/20/17[2]	619,000	619,168
Santander UK plc
1.65% due 09/29/17	540,000	540,411
ERP Operating, LP
5.75% due 06/15/17	491,000	491,569
Total Financial		276,437,330

Consumer, Non-cyclical – 14.3%
UnitedHealth Group, Inc.
1.45% due 07/17/17	3,021,000	3,021,791
1.40% due 12/15/17	2,872,000	2,871,552
1.40% due 10/15/17	2,544,000	2,543,618
Anheuser-Busch InBev Worldwide, Inc.
1.38% due 07/15/17	7,979,000	7,979,479
Philip Morris International, Inc.
1.13% due 08/21/17	2,874,000	2,872,966
1.25% due 08/11/17	1,945,000	1,944,947
1.25% due 11/09/17	1,920,000	1,919,222
AstraZeneca plc
5.90% due 09/15/17	6,410,000	6,489,983
PepsiCo, Inc.
1.25% due 08/13/17	4,079,000	4,075,529
1.13% due 07/17/17	2,306,000	2,306,141
Johnson & Johnson
5.55% due 08/15/17	3,924,000	3,957,586
1.13% due 11/21/17	2,251,000	2,250,703
Diageo Capital plc
5.75% due 10/23/17	5,083,000	5,168,913
Covidien International Finance S.A.
6.00% due 10/15/17	4,612,000	4,688,896
Actavis, Inc.
1.88% due 10/01/17	4,560,000	4,562,718
Kimberly-Clark Corp.
6.13% due 08/01/17	3,853,000	3,882,541
Becton Dickinson and Co.
1.80% due 12/15/17	3,780,000	3,789,915
Kraft Heinz Foods Co.
2.25% due 06/05/17	3,782,000	3,782,000
Amgen, Inc.
5.85% due 06/01/17	3,720,000	3,720,000
Coca-Cola Co.
0.88% due 10/27/17	2,925,000	2,920,820
Bristol-Myers Squibb Co.
0.88% due 08/01/17	2,747,000	2,745,500
Kroger Co.
6.40% due 08/15/17	2,463,000	2,486,108
Unilever Capital Corp.
0.85% due 08/02/17	2,250,000	2,248,371
Celgene Corp.
1.90% due 08/15/17	2,232,000	2,234,149
General Mills, Inc.
1.40% due 10/20/17	2,181,000	2,181,015
Anthem, Inc.
5.88% due 06/15/17	2,172,000	2,174,776
Western Union Co.
2.88% due 12/10/17	2,125,000	2,139,193
Laboratory Corporation of America Holdings
2.20% due 08/23/17	2,103,000	2,106,645
Bunge Limited Finance Corp.
3.20% due 06/15/17	2,088,000	2,089,021
Aetna, Inc.
1.50% due 11/15/17	2,042,000	2,041,884
Ecolab, Inc.
1.45% due 12/08/17	1,919,000	1,918,250
Express Scripts Holding Co.
1.25% due 06/02/17	1,685,000	1,685,000
Total Consumer, Non-cyclical		100,799,232

Energy – 9.3%
Chevron Corp.
1.10% due 12/05/17	7,949,000	7,941,362
1.35% due 11/15/17	4,195,000	4,196,279
1.34% due 11/09/17	4,096,000	4,099,203
Shell International Finance BV
1.13% due 08/21/17	3,750,000	3,749,408
1.25% due 11/10/17	3,352,000	3,350,870
Total Capital International S.A.
1.55% due 06/28/17	5,540,000	5,541,407
Kinder Morgan, Inc.
7.00% due 06/15/17	2,696,000	2,700,217
2.00% due 12/01/17	2,198,000	2,200,842
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.50% due 04/15/23	2,849,000	2,948,715
6.50% due 07/15/21	1,684,000	1,740,835
ConocoPhillips Co.
1.05% due 12/15/17	4,186,000	4,178,904
TransCanada PipeLines Ltd.
1.63% due 11/09/17	4,030,000	4,031,764
BP Capital Markets plc
1.38% due 11/06/17	3,888,000	3,887,592
Enterprise Products Operating LLC
6.30% due 09/15/17	3,173,000	3,215,042
MPLX, LP
5.50% due 02/15/23	2,693,000	2,788,602

See notes to financial statements.
72 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.3% (continued)
Energy – 9.3% (continued)
Marathon Oil Corp.
6.00% due 10/01/17	$2,668,000	$2,709,458
Murphy Oil Corp.
3.50% due 12/01/17[1]	2,257,000	2,268,285
EOG Resources, Inc.
5.88% due 09/15/17	1,997,000	2,020,517
National Oilwell Varco, Inc.
1.35% due 12/01/17	2,011,000	2,007,887
Total Energy		65,577,189

Industrial – 8.5%
General Electric Co.
5.25% due 12/06/17	15,844,000	16,157,426
5.63% due 09/15/17	6,739,000	6,818,405
1.60% due 11/20/17	2,820,000	2,823,830
John Deere Capital Corp.
1.13% due 06/12/17	2,563,000	2,563,008
1.55% due 12/15/17	2,150,000	2,152,341
2.80% due 09/18/17	2,005,000	2,013,936
1.20% due 10/10/17	1,971,000	1,969,729
Caterpillar Financial Services Corp.
1.25% due 08/18/17	2,697,000	2,696,479
1.25% due 11/06/17	2,305,000	2,304,189
1.63% due 06/01/17	1,885,000	1,885,000
United Technologies Corp.
1.80% due 06/01/17	4,635,000	4,635,000
Eaton Corp.
1.50% due 11/02/17	3,770,000	3,770,226
General Dynamics Corp.
1.00% due 11/15/17[1]	3,473,000	3,468,152
Tyco Electronics Group S.A.
6.55% due 10/01/17	2,854,000	2,900,400
3M Co.
1.00% due 06/26/17	2,085,000	2,084,769
Caterpillar, Inc.
1.50% due 06/26/17	1,701,000	1,700,937
Total Industrial		59,943,827

Consumer, Cyclical – 7.8%
Ford Motor Credit Company LLC
3.00% due 06/12/17	5,450,000	5,451,717
6.63% due 08/15/17	5,058,000	5,107,113
1.72% due 12/06/17	4,959,000	4,962,749
1.68% due 09/08/17	4,000,000	4,001,540
General Motors Financial Co., Inc.
4.75% due 08/15/17	3,745,000	3,768,627
3.00% due 09/25/17	3,030,000	3,042,381
2.63% due 07/10/17	2,521,000	2,523,967
American Honda Finance Corp.
1.55% due 12/11/17	4,164,000	4,167,423
1.20% due 07/14/17	2,153,000	2,152,882
Toyota Motor Credit Corp.
1.25% due 10/05/17	6,080,000	6,079,312
Costco Wholesale Corp.
1.13% due 12/15/17	4,169,000	4,168,354
Walgreens Boots Alliance, Inc.
1.75% due 11/17/17	2,947,000	2,950,922
McDonald’s Corp.
5.80% due 10/15/17	2,445,000	2,483,482
Carnival Corp.
1.88% due 12/15/17	2,123,000	2,126,380
Staples, Inc.
2.75% due 01/12/18	2,090,000	2,099,334
Total Consumer, Cyclical		55,086,183

Communications – 6.4%
AT&T, Inc.
1.40% due 12/01/17	7,106,000	7,105,269
1.70% due 06/01/17	3,794,000	3,794,000
eBay, Inc.
1.35% due 07/15/17	4,075,000	4,074,634
Amazon.com, Inc.
1.20% due 11/29/17	4,015,000	4,015,353
Comcast Corp.
6.30% due 11/15/17	3,842,000	3,924,399
Vodafone Group plc
1.25% due 09/26/17	3,879,000	3,877,386
Walt Disney Co.
1.10% due 12/01/17	3,816,000	3,812,630
Telefonica Emisiones SAU
6.22% due 07/03/17	2,864,000	2,874,310
Nippon Telegraph & Telephone Corp.
1.40% due 07/18/17	2,840,000	2,840,545
Thomson Reuters Corp.
1.65% due 09/29/17	2,353,000	2,354,471
Verizon Communications, Inc.
1.10% due 11/01/17	2,022,000	2,020,595
Symantec Corp.
2.75% due 06/15/17	2,019,000	2,019,450
Time Warner Companies, Inc.
7.25% due 10/15/17	1,446,000	1,475,799
America Movil SAB de CV
5.63% due 11/15/17	823,000	837,419
Total Communications		45,026,260

Technology – 5.6%
International Business Machines Corp.
5.70% due 09/14/17	11,771,000	11,915,866
Intel Corp.
1.35% due 12/15/17	11,882,000	11,885,612
Oracle Corp.
1.20% due 10/15/17	9,951,000	9,948,124
NetApp, Inc.
2.00% due 12/15/17	2,973,000	2,978,271

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 73

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.3% (continued)
Technology – 5.6% (continued)
Microsoft Corp.
0.88% due 11/15/17	$2,635,000	$2,631,746
Total Technology		39,359,619

Utilities – 3.0%
NextEra Energy Capital Holdings, Inc.
2.06% due 09/01/17	2,282,000	2,286,302
1.59% due 06/01/17	1,896,000	1,896,000
Exelon Generation Co., LLC
6.20% due 10/01/17	2,880,000	2,921,446
Duke Energy Corp.
1.63% due 08/15/17	2,810,000	2,810,652
Pacific Gas & Electric Co.
5.63% due 11/30/17	2,664,000	2,719,835
American Electric Power Company, Inc.
1.65% due 12/15/17	2,338,000	2,338,283
Virginia Electric & Power Co.
5.95% due 09/15/17	2,132,000	2,158,428
Southern Power Co.
1.85% due 12/01/17	2,089,000	2,091,843
Exelon Corp.
1.55% due 06/09/17	1,998,000	1,998,062
American Water Capital Corp.
6.09% due 10/15/17	324,000	329,593
Total Utilities		21,550,444

Basic Materials – 1.3%
Sherwin-Williams Co.
1.35% due 12/15/17	2,861,000	2,859,140
Nucor Corp.
5.75% due 12/01/17	2,425,000	2,473,051
Potash Corporation of Saskatchewan, Inc.
3.25% due 12/01/17	2,100,000	2,114,383
Monsanto Co.
1.15% due 06/30/17	1,909,000	1,907,368
Total Basic Materials		9,353,942
Total Corporate Bonds
(Cost $672,900,293)		673,134,026

SECURITIES LENDING COLLATERAL††,3 – 0.2%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	362,533	362,533
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	362,533	362,533
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	362,533	362,533
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	362,533	362,533
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	107,448	107,448
Total Securities Lending Collateral
(Cost $1,557,580)		1,557,580
Total Investments – 95.5%
(Cost $674,457,873)		$674,691,606
Other Assets & Liabilities, net – 4.5%		31,897,378
Total Net Assets – 100.0%		$706,588,984

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2017 — See Note 2.
2	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate is stated as of May 31, 2017.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	80.4%
Canada	6.7%
United Kingdom	3.0%
France	1.9%
Japan	1.8%
Switzerland	1.5%
Germany	1.2%
Other	3.5%
Total Corporate Bonds	100.0%

See notes to financial statements.
74 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$673,134,026	$—	$673,134,026
Securities Lending Collateral	—	1,557,580	—	1,557,580
Total Assets	$—	$674,691,606	$—	$674,691,606

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 75

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8%
Financial – 45.7%
Bank of America Corp.
6.88% due 04/25/18	$14,739,000	$15,403,227
5.65% due 05/01/18	9,940,000	10,285,613
2.00% due 01/11/18	7,828,000	7,848,564
6.88% due 11/15/18	2,561,000	2,741,387
6.50% due 07/15/18	1,438,000	1,511,741
1.95% due 05/12/18	1,430,000	1,433,747
Goldman Sachs Group, Inc.
6.15% due 04/01/18	10,573,000	10,951,386
5.95% due 01/18/18	8,169,000	8,384,033
2.38% due 01/22/18	6,790,000	6,822,062
2.90% due 07/19/18	6,631,000	6,717,826
Citigroup, Inc.
1.80% due 02/05/18	6,887,000	6,891,945
1.70% due 04/27/18	6,587,000	6,585,874
2.50% due 09/26/18	4,715,000	4,752,414
1.75% due 05/01/18	3,866,000	3,865,668
2.15% due 07/30/18	3,787,000	3,801,038
2.05% due 12/07/18	3,388,000	3,398,770
6.13% due 05/15/18	2,990,000	3,111,152
JPMorgan Chase & Co.
6.00% due 01/15/18	13,066,000	13,410,915
1.63% due 05/15/18	5,420,000	5,422,591
1.70% due 03/01/18	5,393,000	5,397,811
1.80% due 01/25/18	3,131,000	3,136,191
Morgan Stanley
6.63% due 04/01/18	9,500,000	9,879,125
2.13% due 04/25/18	6,698,000	6,724,779
1.88% due 01/05/18	4,375,000	4,382,162
2.20% due 12/07/18	1,880,000	1,889,795
Royal Bank of Canada
2.00% due 10/01/18	5,757,000	5,784,656
2.20% due 07/27/18	5,191,000	5,224,337
2.00% due 12/10/18	3,787,000	3,803,186
1.50% due 01/16/18	3,751,000	3,752,692
1.80% due 07/30/18	2,691,000	2,697,779
1.50% due 06/07/18	1,196,000	1,195,952
Toronto-Dominion Bank
1.40% due 04/30/18	4,064,000	4,064,410
2.63% due 09/10/18	3,678,000	3,723,960
1.63% due 03/13/18	3,305,000	3,310,149
1.75% due 07/23/18	3,070,000	3,076,527
1.45% due 09/06/18	2,393,000	2,387,865
Credit Suisse AG NY
1.70% due 04/27/18	7,700,000	7,704,427
1.75% due 01/29/18	5,500,000	5,506,067
6.00% due 02/15/18	2,754,000	2,833,538
HSBC USA, Inc.
1.63% due 01/16/18	4,400,000	4,401,460
2.00% due 08/07/18	4,000,000	4,011,803
2.63% due 09/24/18	2,700,000	2,728,982
1.70% due 03/05/18	2,000,000	2,002,480
Bank of Montreal
2.38% due 01/25/19	3,309,000	3,341,365
1.45% due 04/09/18	2,415,000	2,416,176
1.35% due 08/28/18	2,293,000	2,283,697
1.40% due 04/10/18	2,217,000	2,215,583
1.80% due 07/31/18	1,789,000	1,792,889
Bear Stearns Companies LLC
7.25% due 02/01/18	8,124,000	8,421,778
4.65% due 07/02/18	1,788,000	1,844,345
PNC Bank North America
2.20% due 01/28/19	3,350,000	3,374,321
1.80% due 11/05/18	3,000,000	3,006,339
1.85% due 07/20/18	2,000,000	2,005,154
1.70% due 12/07/18	1,500,000	1,501,023
Sumitomo Mitsui Banking Corp.
1.95% due 07/23/18	3,400,000	3,408,228
2.50% due 07/19/18	2,100,000	2,117,268
1.75% due 01/16/18	2,035,000	2,038,453
1.76% due 10/19/18	1,200,000	1,198,450
1.50% due 01/18/18[1]	915,000	914,763
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18	3,280,000	3,401,930
2.00% due 08/15/18	2,117,000	2,133,223
1.45% due 03/07/18	2,006,000	2,009,027
1.30% due 05/15/18	1,647,000	1,646,025
Bank of Nova Scotia
2.05% due 10/30/18	3,671,000	3,693,456
1.45% due 04/25/18	3,235,000	3,234,030
1.70% due 06/11/18	1,883,000	1,885,815
Capital One North America/Mclean VA
1.65% due 02/05/18	4,500,000	4,499,618
2.35% due 08/17/18	2,654,000	2,669,696
1.50% due 03/22/18	1,250,000	1,247,914
Bank of New York Mellon Corp.
2.10% due 01/15/19	2,901,000	2,920,051
2.10% due 08/01/18	1,410,000	1,419,572
1.35% due 03/06/18	1,264,000	1,263,510
1.30% due 01/25/18	1,235,000	1,234,253
1.60% due 05/22/18[1]	996,000	996,784
American Express Credit Corp.
1.80% due 07/31/18	3,489,000	3,493,916
2.13% due 07/27/18	3,110,000	3,125,793
1.88% due 11/05/18	997,000	997,610
American Express Co.
7.00% due 03/19/18	5,212,000	5,431,117
1.55% due 05/22/18	2,117,000	2,116,488
Bank of America North America
1.75% due 06/05/18	4,200,000	4,208,350
2.05% due 12/07/18	2,900,000	2,916,478
BNP Paribas S.A.
2.40% due 12/12/18	4,250,000	4,288,186
2.70% due 08/20/18	2,640,000	2,670,352

See notes to financial statements.
76 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Financial – 45.7% (continued)
Wells Fargo Bank North America
1.65% due 01/22/18	$4,800,000	$4,805,419
1.80% due 11/28/18	2,000,000	2,004,594
Wachovia Corp.
5.75% due 02/01/18	6,608,000	6,787,538
American International Group, Inc.
5.85% due 01/16/18	5,957,000	6,114,938
Deutsche Bank AG
1.88% due 02/13/18	5,381,000	5,381,490
Wells Fargo & Co.
1.50% due 01/16/18	5,098,000	5,095,798
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	2,468,000	2,763,770
5.45% due 02/01/18	2,021,000	2,074,152
Discover Bank
2.60% due 11/13/18	3,500,000	3,531,129
2.00% due 02/21/18	1,300,000	1,302,161
Santander UK plc
3.05% due 08/23/18	3,211,000	3,258,651
2.00% due 08/24/18	1,568,000	1,572,942
Intesa Sanpaolo SpA
3.88% due 01/16/18	4,100,000	4,142,673
Air Lease Corp.
3.38% due 01/15/19[1]	1,838,000	1,875,973
2.13% due 01/15/18	1,248,000	1,251,013
2.63% due 09/04/18	1,000,000	1,009,509
Lloyds Bank plc
1.75% due 05/14/18	2,500,000	2,503,970
2.30% due 11/27/18	1,352,000	1,362,981
State Street Corp.
4.96% due 03/15/18	1,887,000	1,934,354
1.35% due 05/15/18	1,325,000	1,323,846
Cooperatieve Rabobank UA
1.70% due 03/19/18	3,250,000	3,257,108
International Lease Finance Corp.
3.88% due 04/15/18	2,990,000	3,039,230
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	2,500,000	2,523,553
1.45% due 03/07/18	500,000	499,843
MetLife, Inc.
6.82% due 08/15/18	2,754,000	2,922,917
Fifth Third Bank/Cincinnati OH
2.15% due 08/20/18	2,885,000	2,900,706
Simon Property Group, LP
2.20% due 02/01/19	2,591,000	2,608,598
Berkshire Hathaway, Inc.
1.55% due 02/09/18	1,993,000	1,996,273
1.15% due 08/15/18	600,000	598,363
UBS AG
5.75% due 04/25/18	2,500,000	2,590,103
Synchrony Financial
2.60% due 01/15/19	2,520,000	2,537,590
KeyCorp
2.30% due 12/13/18	2,500,000	2,516,255
US Bancorp
1.95% due 11/15/18	2,478,000	2,492,144
American Tower Corp.
4.50% due 01/15/18	2,437,000	2,476,665
US Bank North America/Cincinnati OH
1.45% due 01/29/18	2,460,000	2,461,380
BB&T Corp.
2.05% due 06/19/18	1,340,000	1,344,837
1.45% due 01/12/18	1,042,000	1,042,325
National Bank of Canada
2.10% due 12/14/18	2,300,000	2,308,209
Boston Properties, LP
3.70% due 11/15/18	2,219,000	2,271,732
Fifth Third Bank
1.45% due 02/28/18	2,250,000	2,249,291
Barclays plc
2.00% due 03/16/18	2,200,000	2,204,202
Jefferies Group LLC
5.13% due 04/13/18	2,114,000	2,172,752
CBRE Services, Inc.
5.00% due 03/15/23	2,071,000	2,159,430
KeyBank North America/Cleveland OH
1.65% due 02/01/18	2,150,000	2,152,036
SunTrust Banks, Inc.
2.35% due 11/01/18	2,106,000	2,122,423
Svenska Handelsbanken AB
1.63% due 03/21/18	2,100,000	2,102,232
MUFG Union Bank North America
2.63% due 09/26/18	2,000,000	2,018,994
Branch Banking & Trust Co.
2.30% due 10/15/18	2,000,000	2,015,316
Huntington National Bank
2.20% due 11/06/18	2,000,000	2,008,058
Voya Financial, Inc.
2.90% due 02/15/18	1,874,000	1,888,383
Ares Capital Corp.
4.88% due 11/30/18	1,817,000	1,878,442
Regions Financial Corp.
2.00% due 05/15/18	1,789,000	1,791,590
Citizens Bank North America/Providence RI
2.30% due 12/03/18	1,600,000	1,607,816
Regions Bank/Birmingham AL
2.25% due 09/14/18	1,600,000	1,605,997
Charles Schwab Corp.
1.50% due 03/10/18	1,509,000	1,509,907
Capital One Bank USA North America
2.15% due 11/21/18	1,500,000	1,504,286

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 77

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Financial – 45.7% (continued)
Associates Corporation of North America
6.95% due 11/01/18	$1,294,000	$1,381,147
Chubb Corp.
5.75% due 05/15/18	1,270,000	1,321,035
Fifth Third Bancorp
4.50% due 06/01/18	1,275,000	1,305,817
JPMorgan Chase Bank North America
1.45% due 09/21/18	1,200,000	1,197,985
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.00% due 02/15/18	1,126,000	1,128,154
Regions Bank
7.50% due 05/15/18	1,056,000	1,111,834
Santander Bank North America
8.75% due 05/30/18	1,000,000	1,065,236
Santander Holdings USA, Inc.
3.45% due 08/27/18	805,000	817,629
Royal Bank of Scotland N.V.
4.65% due 06/04/18	650,000	672,475
Travelers Companies, Inc.
5.80% due 05/15/18	516,000	537,038
Societe Generale S.A.
2.63% due 10/01/18	500,000	505,204
Hartford Financial Services Group, Inc.
6.30% due 03/15/18	70,000	72,431
Total Financial		474,934,984

Consumer, Non-cyclical – 14.9%
AbbVie, Inc.
1.80% due 05/14/18	7,786,000	7,803,200
2.00% due 11/06/18	3,455,000	3,466,937
Coca-Cola Co.
1.65% due 11/01/18	4,251,000	4,264,408
1.15% due 04/01/18	3,766,000	3,760,200
1.65% due 03/14/18	1,384,000	1,388,681
PepsiCo, Inc.
5.00% due 06/01/18	4,767,000	4,939,936
2.25% due 01/07/19	1,999,000	2,021,919
1.25% due 04/30/18	1,273,000	1,272,986
Allergan Funding SCS
2.35% due 03/12/18	7,755,000	7,790,759
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	7,079,000	7,360,836
Kraft Heinz Foods Co.
2.00% due 07/02/18	4,190,000	4,203,223
6.13% due 08/23/18	2,786,000	2,931,190
Philip Morris International, Inc.
5.65% due 05/16/18	6,326,000	6,571,924
UnitedHealth Group, Inc.
1.90% due 07/16/18	3,779,000	3,796,649
6.00% due 02/15/18	2,637,000	2,718,823
Merck & Company, Inc.
1.30% due 05/18/18	2,993,000	2,991,773
1.10% due 01/31/18	2,984,000	2,979,166
Medtronic, Inc.
1.38% due 04/01/18	3,678,000	3,673,461
1.50% due 03/15/18	1,993,000	1,994,268
Pfizer, Inc.
1.20% due 06/01/18	2,691,000	2,687,278
1.50% due 06/15/18	1,883,000	1,885,020
Sanofi
1.25% due 04/10/18	3,775,000	3,772,052
Celgene Corp.
2.13% due 08/15/18	3,306,000	3,324,759
Johnson & Johnson
1.65% due 12/05/18	1,883,000	1,891,666
5.15% due 07/15/18	1,268,000	1,320,898
Anheuser-Busch InBev Worldwide, Inc.
6.50% due 07/15/18	1,525,000	1,607,676
2.20% due 08/01/18	1,500,000	1,512,636
Anheuser-Busch InBev Finance, Inc.
1.25% due 01/17/18	2,930,000	2,926,273
Anthem, Inc.
2.30% due 07/15/18	1,597,000	1,607,738
1.88% due 01/15/18	1,269,000	1,270,840
Zimmer Biomet Holdings, Inc.
2.00% due 04/01/18	2,790,000	2,794,824
Reynolds American, Inc.
2.30% due 06/12/18	2,671,000	2,685,351
AstraZeneca plc
1.75% due 11/16/18	2,442,000	2,445,187
Medco Health Solutions, Inc.
7.13% due 03/15/18	2,326,000	2,424,141
Altria Group, Inc.
9.70% due 11/10/18	2,121,000	2,356,751
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	2,300,000	2,315,416
Eli Lilly & Co.
1.25% due 03/01/18	2,316,000	2,314,766
Procter & Gamble Co.
1.60% due 11/15/18	2,295,000	2,302,895
Aetna, Inc.
1.70% due 06/07/18	2,293,000	2,295,632
Mylan, Inc.
2.60% due 06/24/18	2,025,000	2,039,602
Kimberly-Clark Corp.
7.50% due 11/01/18	1,591,000	1,722,895
Gilead Sciences, Inc.
1.85% due 09/04/18	1,715,000	1,719,510
Edwards Lifesciences Corp.
2.88% due 10/15/18	1,557,000	1,576,184

See notes to financial statements.
78 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Consumer, Non-cyclical – 14.9% (continued)
Diageo Capital plc
1.13% due 04/29/18	$1,537,000	$1,532,876
Biogen, Inc.
6.88% due 03/01/18	1,457,000	1,515,263
Boston Scientific Corp.
2.65% due 10/01/18	1,423,000	1,437,186
Mondelez International, Inc.
6.13% due 02/01/18	1,395,000	1,434,592
Zoetis, Inc.
1.88% due 02/01/18	1,423,000	1,424,070
Stryker Corp.
1.30% due 04/01/18	1,423,000	1,420,350
Cardinal Health, Inc.
1.95% due 06/15/18	1,292,000	1,295,611
Danaher Corp.
1.65% due 09/15/18	1,272,000	1,274,291
Total System Services, Inc.
2.38% due 06/01/18	1,248,000	1,253,509
CR Bard, Inc.
1.38% due 01/15/18	1,220,000	1,217,562
Kroger Co.
2.30% due 01/15/19	1,197,000	1,207,129
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/18	1,149,000	1,201,951
JM Smucker Co.
1.75% due 03/15/18	1,191,000	1,192,137
Anheuser-Busch Companies LLC
5.50% due 01/15/18	1,126,000	1,153,685
McKesson Corp.
1.40% due 03/15/18	1,105,000	1,103,829
Sysco Corp.
5.25% due 02/12/18	1,076,000	1,102,535
Archer-Daniels-Midland Co.
5.45% due 03/15/18	1,061,000	1,094,621
Humana, Inc.
7.20% due 06/15/18	953,000	1,003,406
Abbott Laboratories
2.00% due 09/15/18	997,000	1,000,581
Conagra Brands, Inc.
1.90% due 01/25/18[1]	997,000	997,376
Pharmacia LLC
6.50% due 12/01/18	850,000	911,260
Amgen, Inc.
6.15% due 06/01/18	855,000	892,848
Total Consumer, Non-cyclical		155,396,997

Consumer, Cyclical – 8.4%
Ford Motor Credit Company LLC
5.00% due 05/15/18	4,907,000	5,051,123
2.38% due 01/16/18	3,150,000	3,161,680
2.24% due 06/15/18	2,500,000	2,508,085
2.55% due 10/05/18	2,300,000	2,315,990
2.88% due 10/01/18	2,250,000	2,275,412
2.15% due 01/09/18	1,600,000	1,604,555
Toyota Motor Credit Corp.
2.00% due 10/24/18	3,764,000	3,789,964
1.55% due 07/13/18	3,265,000	3,269,241
1.45% due 01/12/18	3,245,000	3,248,339
1.38% due 01/10/18	2,502,000	2,503,208
1.20% due 04/06/18	1,993,000	1,992,002
CVS Health Corp.
1.90% due 07/20/18	6,168,000	6,186,394
2.25% due 12/05/18	4,148,000	4,178,189
Wal-Mart Stores, Inc.
1.95% due 12/15/18	4,602,000	4,639,354
5.80% due 02/15/18	3,574,000	3,686,510
1.13% due 04/11/18	1,747,000	1,744,495
American Honda Finance Corp.
2.13% due 10/10/18	2,997,000	3,019,067
1.60% due 07/13/18	2,034,000	2,037,647
1.50% due 03/13/18	1,862,000	1,864,389
General Motors Co.
3.50% due 10/02/18	3,949,000	4,026,053
McDonald’s Corp.
5.35% due 03/01/18	2,606,000	2,678,155
2.10% due 12/07/18	1,290,000	1,299,439
Walgreens Boots Alliance, Inc.
1.75% due 05/30/18	3,691,000	3,722,506
Home Depot, Inc.
2.25% due 09/10/18	3,578,000	3,613,644
General Motors Financial Company, Inc.
2.40% due 04/10/18	1,883,000	1,892,368
3.25% due 05/15/18	1,647,000	1,668,969
Target Corp.
6.00% due 01/15/18	3,000,000	3,084,540
DR Horton, Inc.
3.75% due 03/01/19	1,903,000	1,954,990
PACCAR Financial Corp.
1.45% due 03/09/18	1,469,000	1,470,122
Marriott International, Inc.
3.00% due 03/01/19	1,350,000	1,373,213
Best Buy Company, Inc.
5.00% due 08/01/18	1,003,000	1,040,335
Total Consumer, Cyclical		86,899,978

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 79

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Energy – 7.8%
Chevron Corp.
1.72% due 06/24/18	$5,460,000	$5,477,499
1.37% due 03/02/18	5,096,000	5,097,697
1.79% due 11/16/18	3,067,000	3,081,955
Shell International Finance BV
1.90% due 08/10/18	4,755,000	4,774,681
1.63% due 11/10/18	3,244,000	3,244,032
2.00% due 11/15/18	3,204,000	3,222,721
BP Capital Markets plc
1.38% due 05/10/18	3,481,000	3,475,810
2.24% due 09/26/18	2,412,000	2,428,785
1.67% due 02/13/18	2,351,000	2,353,389
Exxon Mobil Corp.
1.31% due 03/06/18	4,131,000	4,131,318
1.44% due 03/01/18	2,486,000	2,488,809
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.25% due 10/15/22	2,465,000	2,649,875
6.13% due 10/15/21	2,108,000	2,204,178
TransCanada PipeLines Ltd.
6.50% due 08/15/18	2,696,000	2,849,518
1.88% due 01/12/18	1,111,000	1,112,647
Energy Transfer, LP
2.50% due 06/15/18	1,679,000	1,688,159
6.70% due 07/01/18	1,364,000	1,429,542
Total Capital S.A.
2.13% due 08/10/18	2,835,000	2,860,234
Kinder Morgan Energy Partners, LP
5.95% due 02/15/18	2,385,000	2,451,375
Total Capital Canada Ltd.
1.45% due 01/15/18	2,437,000	2,437,007
Marathon Oil Corp.
5.90% due 03/15/18	2,107,000	2,168,334
Marathon Petroleum Corp.
2.70% due 12/14/18	1,864,000	1,884,808
ConocoPhillips Co.
1.50% due 05/15/18	1,844,000	1,843,176
Enterprise Products Operating LLC
1.65% due 05/07/18	1,830,000	1,829,925
Baker Hughes, Inc.
7.50% due 11/15/18	1,697,000	1,828,446
Nabors Industries, Inc.
6.15% due 02/15/18	1,658,000	1,705,668
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
6.50% due 05/01/18	1,420,000	1,477,281
Petro-Canada
6.05% due 05/15/18	1,347,000	1,401,205
Canadian Natural Resources Ltd.
1.75% due 01/15/18	1,379,000	1,378,724
Equities Corp.
6.50% due 04/01/18	1,147,000	1,188,658
ConocoPhillips
5.20% due 05/15/18	1,141,000	1,179,542
Spectra Energy Capital LLC
6.20% due 04/15/18	1,106,000	1,147,636
Occidental Petroleum Corp.
1.50% due 02/15/18	1,105,000	1,105,200
Spectra Energy Partners, LP
2.95% due 09/25/18	953,000	965,909
Total Energy		80,563,743

Communications – 6.9%
AT&T, Inc.
5.50% due 02/01/18	6,079,000	6,238,033
2.38% due 11/27/18	3,875,000	3,907,050
5.60% due 05/15/18	2,736,000	2,836,028
1.75% due 01/15/18	1,793,000	1,795,921
Verizon Communications, Inc.
2.95% due 03/15/22[2]	10,623,000	10,776,172
Cisco Systems, Inc.
1.65% due 06/15/18	4,460,000	4,472,234
1.40% due 02/28/18	3,184,000	3,186,353
Time Warner Cable LLC
6.75% due 07/01/18	5,635,000	5,924,718
Comcast Corp.
5.70% due 05/15/18	2,415,000	2,510,880
5.88% due 02/15/18	2,266,000	2,336,697
Vodafone Group plc
1.50% due 02/19/18	2,614,000	2,612,936
4.63% due 07/15/18	2,117,000	2,182,938
Rogers Communications, Inc.
6.80% due 08/15/18	3,975,000	4,213,441
Telefonica Emisiones SAU
3.19% due 04/27/18	2,900,000	2,935,284
British Telecommunications plc
5.95% due 01/15/18	2,681,000	2,751,701
Thomson Reuters Corp.
6.50% due 07/15/18	2,303,000	2,422,203
eBay, Inc.
2.50% due 03/09/18	2,395,000	2,412,728
Deutsche Telekom International Finance BV
6.75% due 08/20/18	2,250,000	2,383,495
Historic TW, Inc.
6.88% due 06/15/18	1,775,000	1,869,938
Telecom Italia Capital S.A.
7.00% due 06/04/18	1,653,000	1,735,650
Walt Disney Co.
1.50% due 09/17/18	1,245,000	1,246,247
Expedia, Inc.
7.46% due 08/15/18	1,027,000	1,094,215
Total Communications		71,844,862

See notes to financial statements.
80 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Technology – 5.7%
International Business Machines Corp.
7.63% due 10/15/18	$4,550,000	$4,911,393
1.13% due 02/06/18	4,168,000	4,162,486
1.25% due 02/08/18	3,500,000	3,498,649
Apple, Inc.
1.00% due 05/03/18	10,851,000	10,819,468
1.30% due 02/23/18	1,290,000	1,289,916
Microsoft Corp.
1.30% due 11/03/18	4,565,000	4,562,051
1.63% due 12/06/18	3,235,000	3,251,880
Oracle Corp.
5.75% due 04/15/18	6,628,000	6,869,816
Hewlett Packard Enterprise Co.
2.85% due 10/05/18	6,343,000	6,432,049
QUALCOMM, Inc.
1.40% due 05/18/18	3,198,000	3,198,348
Xerox Corp.
6.35% due 05/15/18	2,522,000	2,625,147
Seagate HDD Cayman
3.75% due 11/15/18	2,021,000	2,075,314
Fidelity National Information Services, Inc.
2.85% due 10/15/18	1,883,000	1,908,404
Maxim Integrated Products, Inc.
2.50% due 11/15/18	1,555,000	1,569,897
Altera Corp.
2.50% due 11/15/18	1,375,000	1,395,514
Texas Instruments, Inc.
1.00% due 05/01/18	1,128,000	1,124,484
Total Technology		59,694,816

Industrial – 5.5%
General Electric Co.
5.63% due 05/01/18	8,614,000	8,940,712
1.63% due 04/02/18	3,540,000	3,547,360
John Deere Capital Corp.
1.95% due 12/13/18	3,121,000	3,132,723
5.75% due 09/10/18	1,994,000	2,097,997
1.75% due 08/10/18	1,196,000	1,200,913
1.35% due 01/16/18	1,196,000	1,195,577
1.60% due 07/13/18	938,000	939,594
5.35% due 04/03/18	841,000	868,206
Caterpillar Financial Services Corp.
1.50% due 02/23/18	1,694,000	1,693,080
7.05% due 10/01/18	1,102,000	1,177,237
5.45% due 04/15/18	1,046,000	1,080,585
1.70% due 06/16/18	938,000	939,645
1.80% due 11/13/18	897,000	899,514
Precision Castparts Corp.
1.25% due 01/15/18	2,995,000	2,993,532
Caterpillar, Inc.
7.90% due 12/15/18	2,587,000	2,824,994
United Parcel Service, Inc.
5.50% due 01/15/18	2,409,000	2,469,153
Northrop Grumman Corp.
1.75% due 06/01/18	2,318,000	2,321,767
Roper Technologies, Inc.
2.05% due 10/01/18	2,144,000	2,150,554
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	2,026,000	2,150,032
CRH America, Inc.
8.13% due 07/15/18	1,713,000	1,832,350
Amphenol Corp.
2.55% due 01/30/19	1,775,000	1,794,324
Stanley Black & Decker, Inc.
2.45% due 11/17/18	1,771,000	1,789,356
Waste Management, Inc.
6.10% due 03/15/18	1,725,000	1,786,082
Lockheed Martin Corp.
1.85% due 11/23/18	1,762,000	1,768,593
Republic Services, Inc.
3.80% due 05/15/18	1,639,000	1,671,331
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	1,486,000	1,536,616
Norfolk Southern Corp.
5.75% due 04/01/18	1,377,000	1,424,727
Harris Corp.
2.00% due 04/27/18	1,149,000	1,151,399
Total Industrial		57,377,953

Utilities – 3.2%
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/18	1,802,000	1,865,117
7.13% due 12/01/18	1,546,000	1,667,052
Southern Co.
2.45% due 09/01/18	1,753,000	1,767,024
1.55% due 07/01/18	1,097,000	1,094,408
Dominion Energy, Inc.
6.40% due 06/15/18	2,034,000	2,131,533
1.90% due 06/15/18	271,000	271,587
Pacific Gas & Electric Co.
8.25% due 10/15/18	1,924,000	2,092,474
Georgia Power Co.
1.95% due 12/01/18	2,067,000	2,073,437
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,823,000	1,885,892
Commonwealth Edison Co.
5.80% due 03/15/18	1,657,000	1,713,852
Sempra Energy
6.15% due 06/15/18	1,470,000	1,536,566
FirstEnergy Corp.
2.75% due 03/15/18	1,475,000	1,483,944

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 81

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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Utilities – 3.2% (continued)
Duke Energy Corp.
2.10% due 06/15/18	$1,327,000	$1,332,617
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	1,246,000	1,321,615
Duke Energy Carolinas LLC
7.00% due 11/15/18	1,216,000	1,307,955
Duke Energy Florida LLC
5.65% due 06/15/18	1,248,000	1,300,490
Nevada Power Co.
6.50% due 08/01/18	1,233,000	1,300,322
Virginia Electric & Power Co.
5.40% due 04/30/18	1,257,000	1,300,089
Northern States Power Co.
5.25% due 03/01/18	1,223,000	1,257,474
TransAlta Corp.
6.90% due 05/15/18	1,173,000	1,226,219
PacifiCorp
5.65% due 07/15/18	1,149,000	1,199,233
NextEra Energy Capital Holdings, Inc.
1.65% due 09/01/18	1,196,000	1,194,247
PECO Energy Co.
5.35% due 03/01/18	1,126,000	1,158,967
Total Utilities		33,482,114

Basic Materials – 0.7%
EI du Pont de Nemours & Co.
6.00% due 07/15/18	3,216,000	3,371,462
Nucor Corp.
5.85% due 06/01/18	1,399,000	1,454,705
International Paper Co.
7.95% due 06/15/18	1,256,000	1,335,230
Goldcorp, Inc.
2.13% due 03/15/18	1,280,000	1,287,420
Total Basic Materials		7,448,817
Total Corporate Bonds
(Cost $1,025,866,200)		1,027,644,264

SECURITIES LENDING COLLATERAL††,3 – 0.1%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	262,288	262,288
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	262,288	262,288
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	262,288	262,288
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	262,288	262,288
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	77,731	77,731
Total Securities Lending Collateral
(Cost $1,126,883)		1,126,883
Total Investments – 98.9%
(Cost $1,026,993,083)		$1,028,771,147
Other Assets & Liabilities, net – 1.1%		11,287,065
Total Net Assets – 100.0%		$1,040,058,212

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2017 — See Note 2.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $10,776,172 (cost $10,620,065), or 1.0% of total net assets.
3	Securities lending collateral — See Note 2.
plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

See Sector Classification in Supplemental Information section

Country Diversification
% of Corporate
Country	Bonds
United States	80.6%
Canada	7.9%
United Kingdom	3.0%
Switzerland	1.8%
Netherlands	1.7%
France	1.4%
Japan	0.9%
Other	2.7%
Total Corporate Bonds	100.0%

See notes to financial statements.
82 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$1,027,644,264	$—	$1,027,644,264
Securities Lending Collateral	—	1,126,883	—	1,126,883
Total	$—	$1,028,771,147	$—	$1,028,771,147

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 83

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1%
Financial – 42.6%
Morgan Stanley
5.63% due 09/23/19	$7,500,000	$8,084,872
7.30% due 05/13/19	6,664,000	7,325,069
2.38% due 07/23/19	5,806,000	5,851,182
2.45% due 02/01/19	4,929,000	4,968,348
2.50% due 01/24/19	4,839,000	4,883,780
Goldman Sachs Group, Inc.
7.50% due 02/15/19	7,077,000	7,720,398
2.63% due 01/31/19	6,046,000	6,118,250
2.55% due 10/23/19	5,855,000	5,918,474
2.30% due 12/13/19	5,438,000	5,460,802
2.00% due 04/25/19	2,058,000	2,060,834
Bank of America Corp.
2.60% due 01/15/19	8,867,000	8,954,632
7.63% due 06/01/19	6,790,000	7,524,861
2.65% due 04/01/19	6,110,000	6,181,218
5.49% due 03/15/19	1,100,000	1,161,367
JPMorgan Chase & Co.
6.30% due 04/23/19	7,380,000	7,964,496
2.20% due 10/22/19	4,692,000	4,717,351
2.35% due 01/28/19	3,557,000	3,591,350
1.85% due 03/22/19	2,772,000	2,772,183
Citigroup, Inc.
2.55% due 04/08/19[1]	3,967,000	4,009,308
8.50% due 05/22/19	3,370,000	3,790,835
2.45% due 01/10/20	3,682,000	3,710,948
2.50% due 07/29/19	3,555,000	3,591,332
2.05% due 06/07/19	2,060,000	2,062,155
Royal Bank of Canada
2.20% due 09/23/19	4,926,000	4,961,639
1.50% due 07/29/19	3,704,000	3,671,723
1.63% due 04/15/19	3,091,000	3,078,126
2.15% due 03/15/19	2,032,000	2,043,826
Toronto-Dominion Bank
1.95% due 01/22/19	3,944,000	3,961,342
2.13% due 07/02/19	3,062,000	3,079,925
2.25% due 11/05/19	2,952,000	2,978,063
1.45% due 08/13/19	2,872,000	2,847,246
American Express Credit Corp.
2.25% due 08/15/19	4,078,000	4,107,239
1.88% due 05/03/19	3,800,000	3,804,150
2.13% due 03/18/19	2,954,000	2,973,349
1.70% due 10/30/19	1,941,000	1,931,493
Bank of Nova Scotia
1.65% due 06/14/19	4,110,000	4,090,247
2.13% due 09/11/19	3,765,000	3,786,231
1.95% due 01/15/19	2,461,000	2,470,054
2.05% due 06/05/19	2,079,000	2,086,306
Wells Fargo Bank North America
1.75% due 05/24/19	6,100,000	6,094,674
2.15% due 12/06/19	5,900,000	5,930,999
Credit Suisse AG NY
2.30% due 05/28/19	6,600,000	6,642,879
5.30% due 08/13/19	3,850,000	4,117,209
Deutsche Bank AG
2.50% due 02/13/19	4,913,000	4,931,610
2.85% due 05/10/19	4,007,000	4,050,328
Svenska Handelsbanken AB
2.50% due 01/25/19	3,500,000	3,539,379
2.25% due 06/17/19	2,600,000	2,620,592
1.50% due 09/06/19	2,200,000	2,178,898
Wells Fargo & Co.
2.13% due 04/22/19	4,180,000	4,206,363
2.15% due 01/15/19	3,771,000	3,794,482
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	2,500,000	2,521,955
2.25% due 07/11/19	2,500,000	2,512,425
1.97% due 01/11/19	1,500,000	1,501,661
2.05% due 01/18/19	1,300,000	1,303,491
PNC Bank North America
2.25% due 07/02/19	2,600,000	2,617,115
1.95% due 03/04/19	2,500,000	2,507,480
1.45% due 07/29/19	2,100,000	2,082,266
Santander UK plc
2.50% due 03/14/19	4,008,000	4,047,146
2.35% due 09/10/19	3,119,000	3,143,057
BB&T Corp.
2.45% due 01/15/20	2,537,000	2,572,776
2.25% due 02/01/19	2,282,000	2,301,240
5.25% due 11/01/19	1,536,000	1,649,500
6.85% due 04/30/19	510,000	556,452
US Bank North America/Cincinnati OH
2.13% due 10/28/19	4,025,000	4,061,285
1.40% due 04/26/19	3,000,000	2,984,415
Bank of New York Mellon Corp.
2.30% due 09/11/19	2,646,000	2,672,545
2.20% due 03/04/19	1,540,000	1,552,342
2.20% due 05/15/19	1,479,000	1,492,259
5.45% due 05/15/19	969,000	1,036,068
Bank of Montreal
1.50% due 07/18/19	3,893,000	3,861,782
2.10% due 12/12/19	2,658,000	2,669,299
Cooperatieve Rabobank UA
2.25% due 01/14/19	3,850,000	3,882,898
1.38% due 08/09/19	2,400,000	2,377,238
UBS AG/Stamford CT
2.38% due 08/14/19	5,950,000	5,999,427
Fifth Third Bank/Cincinnati OH
2.30% due 03/15/19	2,100,000	2,116,676
2.38% due 04/25/19	2,000,000	2,017,242
1.63% due 09/27/19	1,500,000	1,487,376
Berkshire Hathaway Finance Corp.
1.70% due 03/15/19	3,101,000	3,113,786
1.30% due 08/15/19	2,456,000	2,442,359

See notes to financial statements.
84 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Financial – 42.6% (continued)
International Lease Finance Corp.
6.25% due 05/15/19	$3,090,000	$3,323,805
5.88% due 04/01/19	2,058,000	2,193,023
KeyBank North America/Cleveland OH
2.35% due 03/08/19	2,090,000	2,106,620
2.50% due 12/15/19	1,900,000	1,921,240
1.60% due 08/22/19	1,395,000	1,384,108
Barclays plc
2.75% due 11/08/19	5,250,000	5,301,230
Capital One North America/Mclean VA
1.85% due 09/13/19	2,500,000	2,484,398
2.40% due 09/05/19	2,400,000	2,408,210
Citizens Bank North America/Providence RI
2.50% due 03/14/19	2,300,000	2,320,753
2.45% due 12/04/19	1,900,000	1,917,243
HSBC USA, Inc.
2.38% due 11/13/19	2,400,000	2,418,019
2.25% due 06/23/19	1,750,000	1,760,876
Branch Banking & Trust Co.
1.45% due 05/10/19	3,700,000	3,677,962
Simon Property Group, LP
5.65% due 02/01/20	3,084,000	3,385,257
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.75% due 05/15/19	3,180,000	3,275,750
BPCE S.A.
2.50% due 07/15/19	3,200,000	3,229,821
US Bancorp
2.20% due 04/25/19	3,050,000	3,082,702
Citibank North America
2.00% due 03/20/19	2,840,000	2,852,039
Synchrony Financial
3.00% due 08/15/19	2,748,000	2,788,901
BlackRock, Inc.
5.00% due 12/10/19	2,494,000	2,688,350
MetLife, Inc.
7.72% due 02/15/19	2,338,000	2,565,312
Berkshire Hathaway, Inc.
2.10% due 08/14/19	2,462,000	2,485,022
Canadian Imperial Bank of Commerce
1.60% due 09/06/19	2,470,000	2,450,472
Nomura Holdings, Inc.
2.75% due 03/19/19	2,346,000	2,370,551
Capital One Bank USA North America
2.30% due 06/05/19	2,000,000	2,006,532
8.80% due 07/15/19	315,000	356,066
American International Group, Inc.
2.30% due 07/16/19	2,340,000	2,356,626
Manufacturers & Traders Trust Co.
2.25% due 07/25/19	2,243,000	2,260,251
Jefferies Group LLC
8.50% due 07/15/19	2,004,000	2,259,899
JPMorgan Chase Bank North America
1.65% due 09/23/19	2,100,000	2,090,180
BNP Paribas S.A.
2.45% due 03/17/19	2,039,000	2,058,366
SunTrust Banks, Inc.
2.50% due 05/01/19	2,035,000	2,058,097
SunTrust Bank/Atlanta GA
2.25% due 01/31/20	2,042,000	2,057,239
Capital One Financial Corp.
2.45% due 04/24/19	2,042,000	2,055,298
Santander Holdings USA, Inc.
2.70% due 05/24/19	1,951,000	1,969,363
National City Corp.
6.88% due 05/15/19	1,786,000	1,950,966
Boston Properties, LP
5.88% due 10/15/19	1,777,000	1,915,059
PNC Financial Services Group, Inc.
6.70% due 06/10/19	1,745,000	1,906,257
American Tower Corp.
3.40% due 02/15/19	1,836,000	1,879,749
Royal Bank of Scotland Group plc
6.40% due 10/21/19	1,700,000	1,855,278
Lloyds Bank plc
2.35% due 09/05/19	1,800,000	1,815,462
Prudential Financial, Inc.
7.38% due 06/15/19	1,584,000	1,757,223
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.00% due 04/30/19	1,634,000	1,685,184
Skandinaviska Enskilda Banken AB
1.50% due 09/13/19	1,700,000	1,681,938
Welltower, Inc.
4.13% due 04/01/19	1,628,000	1,681,556
Chubb INA Holdings, Inc.
5.90% due 06/15/19	1,428,000	1,544,032
American Express Co.
8.13% due 05/20/19	1,378,000	1,539,445
Barclays Bank plc
6.75% due 05/22/19	1,400,000	1,526,262
Realty Income Corp.
6.75% due 08/15/19	1,302,000	1,430,337
MUFG Union Bank North America
2.25% due 05/06/19	1,400,000	1,409,932
Travelers Companies, Inc.
5.90% due 06/02/19	1,278,000	1,381,086
Digital Realty Trust, LP
5.88% due 02/01/20	1,225,000	1,335,300

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 85

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Financial – 42.6% (continued)
Mastercard, Inc.
2.00% due 04/01/19	$1,119,000	$1,127,296
TD Ameritrade Holding Corp.
5.60% due 12/01/19	1,020,000	1,107,108
Ares Capital Corp.
3.88% due 01/15/20	1,007,000	1,029,380
Fifth Third Bancorp
2.30% due 03/01/19	1,020,000	1,028,690
Huntington National Bank
2.20% due 04/01/19	900,000	903,817
Weyerhaeuser Co.
7.38% due 10/01/19	510,000	569,602
Lincoln National Corp.
8.75% due 07/01/19	419,000	474,732
Total Financial		411,941,250

Consumer, Non-cyclical – 15.5%
Anheuser-Busch InBev Finance, Inc.
1.90% due 02/01/19	9,617,000	9,647,293
2.15% due 02/01/19	3,154,000	3,175,608
Abbott Laboratories
2.35% due 11/22/19	6,974,000	7,021,508
5.13% due 04/01/19	2,142,000	2,263,226
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	5,867,000	6,414,672
6.88% due 11/15/19	2,226,000	2,488,477
Shire Acquisitions Investments Ireland DAC
1.90% due 09/23/19	8,096,000	8,064,975
Pfizer, Inc.
2.10% due 05/15/19	3,728,000	3,766,454
1.70% due 12/15/19	2,058,000	2,062,587
1.45% due 06/03/19	2,054,000	2,051,472
Novartis Securities Investment Ltd.
5.13% due 02/10/19	7,078,000	7,481,418
Altria Group, Inc.
9.25% due 08/06/19	3,123,000	3,601,271
2.63% due 01/14/20	2,516,000	2,560,594
Amgen, Inc.
2.20% due 05/22/19	3,404,000	3,429,404
5.70% due 02/01/19	2,025,000	2,154,997
Becton Dickinson and Co.
2.68% due 12/15/19	2,240,000	2,269,771
6.38% due 08/01/19	1,722,000	1,875,032
5.00% due 05/15/19	1,023,000	1,079,366
UnitedHealth Group, Inc.
2.30% due 12/15/19	2,666,000	2,691,618
1.70% due 02/15/19	1,230,000	1,231,151
1.63% due 03/15/19	963,000	961,417
Philip Morris International, Inc.
1.88% due 01/15/19	1,940,000	1,943,172
1.63% due 02/21/19	1,720,000	1,716,925
1.38% due 02/25/19[1]	1,026,000	1,019,266
HCA, Inc.
3.75% due 03/15/19	3,460,000	3,542,175
4.25% due 10/15/19	1,016,000	1,060,399
General Mills, Inc.
5.65% due 02/15/19	2,654,000	2,822,988
2.20% due 10/21/19	1,526,000	1,537,752
Johnson & Johnson
1.88% due 12/05/19	2,602,000	2,627,487
1.13% due 03/01/19	1,636,000	1,628,898
Unilever Capital Corp.
2.20% due 03/06/19	2,600,000	2,623,748
4.80% due 02/15/19	1,500,000	1,578,918
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	3,106,000	3,314,096
PepsiCo, Inc.
1.50% due 02/22/19	1,739,000	1,739,031
1.35% due 10/04/19	1,542,000	1,531,183
Bristol-Myers Squibb Co.
1.60% due 02/27/19	2,014,000	2,012,902
1.75% due 03/01/19	917,000	918,641
McKesson Corp.
2.28% due 03/15/19	2,749,000	2,766,756
Coca-Cola Co.
1.38% due 05/30/19	2,670,000	2,663,808
AstraZeneca plc
1.95% due 09/18/19	2,650,000	2,652,891
Mylan N.V.
2.50% due 06/07/19	2,348,000	2,363,500
Tyson Foods, Inc.
2.65% due 08/15/19	2,139,000	2,169,350
Reynolds American, Inc.
8.13% due 06/23/19	1,849,000	2,074,462
Stryker Corp.
2.00% due 03/08/19	2,058,000	2,065,182
Express Scripts Holding Co.
2.25% due 06/15/19	2,044,000	2,053,809
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	2,015,000	2,031,406
Anthem, Inc.
2.25% due 08/15/19	1,839,000	1,849,208
7.00% due 02/15/19	112,000	121,195
Procter & Gamble Co.
1.90% due 11/01/19	1,935,000	1,952,113

See notes to financial statements.
86 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Consumer, Non-cyclical – 15.5% (continued)
Mead Johnson Nutrition Co.
4.90% due 11/01/19	$1,637,000	$1,744,846
Molson Coors Brewing Co.
1.45% due 07/15/19	1,740,000	1,726,106
Princeton University
4.95% due 03/01/19	1,490,000	1,573,342
Sysco Corp.
1.90% due 04/01/19	1,542,000	1,544,745
Celgene Corp.
2.25% due 05/15/19	1,324,000	1,334,796
Eli Lilly & Co.
1.95% due 03/15/19	1,116,000	1,123,725
Express Scripts, Inc.
7.25% due 06/15/19	1,014,000	1,114,534
Zimmer Biomet Holdings, Inc.
4.63% due 11/30/19	1,018,000	1,076,596
Kellogg Co.
4.15% due 11/15/19	991,000	1,044,863
Colgate-Palmolive Co.
1.75% due 03/15/19	1,030,000	1,034,111
Gilead Sciences, Inc.
2.05% due 04/01/19	1,014,000	1,019,269
Kroger Co.
1.50% due 09/30/19	1,023,000	1,011,470
Mylan, Inc.
2.55% due 03/28/19	917,000	924,101
Allergan Funding SCS
2.45% due 06/15/19	916,000	923,715
Total Consumer, Non-cyclical		149,869,791

Energy – 8.9%
Shell International Finance BV
4.30% due 09/22/19	4,693,000	4,962,340
1.38% due 05/10/19	4,112,000	4,088,965
1.38% due 09/12/19	2,778,000	2,757,404
Chevron Corp.
4.95% due 03/03/19	4,125,000	4,359,642
1.56% due 05/16/19	3,386,000	3,381,002
2.19% due 11/15/19	1,327,000	1,340,148
1.69% due 02/28/19	1,310,000	1,311,977
Exxon Mobil Corp.
1.82% due 03/15/19	4,180,000	4,204,934
1.71% due 03/01/19	3,080,000	3,091,100
BP Capital Markets plc
2.24% due 05/10/19	2,859,000	2,885,657
4.75% due 03/10/19	2,094,000	2,201,590
1.68% due 05/03/19	1,341,000	1,339,718
ConocoPhillips
5.75% due 02/01/19	5,081,000	5,406,230
Total Capital International S.A.
2.10% due 06/19/19	2,456,000	2,476,878
2.13% due 01/10/19	1,935,000	1,949,936
Kinder Morgan Energy Partners, LP
2.65% due 02/01/19	2,349,000	2,374,477
9.00% due 02/01/19	1,736,000	1,930,442
Enterprise Products Operating LLC
6.50% due 01/31/19	1,662,000	1,785,234
2.55% due 10/15/19	1,634,000	1,655,536
Cenovus Energy, Inc.
5.70% due 10/15/19	3,156,000	3,385,694
Kinder Morgan, Inc.
3.05% due 12/01/19	2,854,000	2,916,887
Valero Energy Corp.
9.38% due 03/15/19	2,349,000	2,646,560
Husky Energy, Inc.
7.25% due 12/15/19	2,230,000	2,507,156
Noble Energy, Inc.
8.25% due 03/01/19	2,203,000	2,432,667
Hess Corp.
8.13% due 02/15/19	2,106,000	2,299,320
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
5.50% due 10/15/19	1,985,000	2,109,063
EOG Resources, Inc.
5.63% due 06/01/19	1,847,000	1,977,777
ONEOK Partners, LP
8.63% due 03/01/19	1,660,000	1,836,158
Anadarko Petroleum Corp.
8.70% due 03/15/19	1,477,000	1,644,863
TransCanada PipeLines Ltd.
7.13% due 01/15/19	1,432,000	1,548,992
EQT Corp.
8.13% due 06/01/19	1,327,000	1,475,000
Spectra Energy Capital LLC
8.00% due 10/01/19	1,122,000	1,264,780
Enbridge Energy Partners, LP
9.88% due 03/01/19	1,106,000	1,248,238
Magellan Midstream Partners, LP
6.55% due 07/15/19	1,084,000	1,183,055
Encana Corp.
6.50% due 05/15/19	1,014,000	1,092,366
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
2.60% due 12/15/19	1,014,000	1,019,831
Total Energy		86,091,617

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 87

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Communications – 8.7%
Cisco Systems, Inc.
4.95% due 02/15/19	$4,928,000	$5,206,244
2.13% due 03/01/19	3,974,000	4,013,688
1.40% due 09/20/19	3,702,000	3,683,409
1.60% due 02/28/19	2,574,000	2,578,160
AT&T, Inc.
5.80% due 02/15/19	5,347,000	5,686,951
2.30% due 03/11/19	4,506,000	4,538,952
5.88% due 10/01/19	2,139,000	2,322,272
Time Warner Cable LLC
8.25% due 04/01/19	4,722,000	5,241,113
8.75% due 02/14/19	2,646,000	2,937,327
Orange S.A.
1.63% due 11/03/19	3,086,000	3,059,198
5.38% due 07/08/19	2,747,000	2,936,128
2.75% due 02/06/19	1,332,000	1,348,637
Hughes Satellite Systems Corp.
6.50% due 06/15/19	5,391,000	5,855,974
Walt Disney Co.
1.85% due 05/30/19	2,141,000	2,151,976
5.50% due 03/15/19	1,125,000	1,201,020
0.88% due 07/12/19	1,026,000	1,010,005
Verizon Communications, Inc.
2.95% due 03/15/22[2]	2,877,000	2,918,483
1.38% due 08/15/19	1,430,000	1,416,020
eBay, Inc.
2.20% due 08/01/19	3,362,000	3,380,683
Telefonica Emisiones SAU
5.88% due 07/15/19	2,466,000	2,660,701
Vodafone Group plc
5.45% due 06/10/19	2,344,000	2,503,458
Telecom Italia Capital S.A.
7.18% due 06/18/19	1,978,000	2,179,479
Amazon.com, Inc.
2.60% due 12/05/19	2,132,000	2,176,593
Comcast Corp.
5.70% due 07/01/19	1,578,000	1,704,748
21st Century Fox America, Inc.
6.90% due 03/01/19	1,427,000	1,544,401
Deutsche Telekom International Finance BV
6.00% due 07/08/19	1,400,000	1,517,151
Time Warner, Inc.
2.10% due 06/01/19	1,327,000	1,331,707
British Telecommunications plc
2.35% due 02/14/19	1,200,000	1,209,061
CBS Corp.
2.30% due 08/15/19	1,116,000	1,123,909
Discovery Communications LLC
5.63% due 08/15/19	954,000	1,025,280
Viacom, Inc.
5.63% due 09/15/19	814,000	874,509
Omnicom Group, Inc.
6.25% due 07/15/19	791,000	859,642
America Movil SAB de CV
5.00% due 10/16/19	800,000	854,707
Scripps Networks Interactive, Inc.
2.75% due 11/15/19	813,000	824,667
Thomson Reuters Corp.
4.70% due 10/15/19	616,000	651,455
Total Communications		84,527,708

Consumer, Cyclical – 7.0%
Ford Motor Credit Company LLC
2.60% due 11/04/19	3,300,000	3,322,582
2.94% due 01/08/19	3,150,000	3,193,016
2.38% due 03/12/19	3,150,000	3,163,101
2.02% due 05/03/19	3,000,000	2,988,960
1.90% due 08/12/19	1,800,000	1,787,188
Toyota Motor Credit Corp.
2.10% due 01/17/19	2,903,000	2,926,320
1.70% due 02/19/19	2,570,000	2,575,117
2.13% due 07/18/19	2,410,000	2,430,598
1.40% due 05/20/19	2,258,000	2,246,873
1.70% due 01/09/19	2,049,000	2,053,282
1.55% due 10/18/19	2,058,000	2,047,700
General Motors Financial Company, Inc.
3.10% due 01/15/19	4,095,000	4,157,018
2.40% due 05/09/19	3,286,000	3,297,889
2.35% due 10/04/19	1,952,000	1,952,447
3.50% due 07/10/19	1,526,000	1,562,851
American Honda Finance Corp.
2.25% due 08/15/19	2,806,000	2,832,267
1.20% due 07/12/19	2,666,000	2,638,836
1.70% due 02/22/19	2,256,000	2,257,710
Costco Wholesale Corp.
1.70% due 12/15/19	3,676,000	3,676,761
Walgreens Boots Alliance, Inc.
2.70% due 11/18/19	3,518,000	3,572,606
Home Depot, Inc.
2.00% due 06/15/19	2,851,000	2,874,638
Target Corp.
2.30% due 06/26/19	2,444,000	2,480,037
CVS Health Corp.
2.25% due 08/12/19	1,839,000	1,854,174
Newell Brands, Inc.
2.60% due 03/29/19	1,828,000	1,851,079
Lowe’s Companies, Inc.
4.63% due 04/15/20	1,315,000	1,401,853

See notes to financial statements.
88 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Consumer, Cyclical – 7.0% (continued)
Wal-Mart Stores, Inc.
4.13% due 02/01/19	$1,120,000	$1,168,842
Mattel, Inc.
2.35% due 05/06/19	912,000	916,226
PACCAR Financial Corp.
1.30% due 05/10/19	466,000	462,237
Walgreen Co.
5.25% due 01/15/19	287,000	301,534
Total Consumer, Cyclical		67,993,742

Industrial – 5.6%
Caterpillar Financial Services Corp.
7.15% due 02/15/19	2,807,000	3,058,714
1.35% due 05/18/19	2,142,000	2,126,064
2.10% due 06/09/19	1,735,000	1,745,833
1.90% due 03/22/19	1,600,000	1,605,538
2.25% due 12/01/19	1,277,000	1,291,228
John Deere Capital Corp.
1.95% due 01/08/19	1,747,000	1,757,692
2.30% due 09/16/19	1,531,000	1,549,044
2.25% due 04/17/19	1,329,000	1,344,725
1.25% due 10/09/19	932,000	921,383
Illinois Tool Works, Inc.
1.95% due 03/01/19	1,734,000	1,745,144
6.25% due 04/01/19	1,558,000	1,687,675
Honeywell International, Inc.
1.40% due 10/30/19	3,388,000	3,361,929
General Electric Co.
6.00% due 08/07/19	2,800,000	3,059,973
L3 Technologies, Inc.
5.20% due 10/15/19	2,453,000	2,631,127
United Parcel Service, Inc.
5.13% due 04/01/19	2,449,000	2,601,494
Deere & Co.
4.38% due 10/16/19	2,046,000	2,171,980
3M Co.
1.63% due 06/15/19	2,049,000	2,054,321
Burlington Northern Santa Fe LLC
4.70% due 10/01/19	1,888,000	2,017,688
Boeing Co.
6.00% due 03/15/19	1,773,000	1,903,852
Lockheed Martin Corp.
4.25% due 11/15/19	1,782,000	1,883,070
FedEx Corp.
8.00% due 01/15/19	1,626,000	1,782,103
United Technologies Corp.
1.50% due 11/01/19	1,640,000	1,632,402
Republic Services, Inc.
5.50% due 09/15/19	1,277,000	1,378,324
Emerson Electric Co.
4.88% due 10/15/19	1,278,000	1,370,834
Boeing Capital Corp.
4.70% due 10/27/19	1,268,000	1,355,533
Northrop Grumman Corp.
5.05% due 08/01/19	1,226,000	1,305,795
Norfolk Southern Corp.
5.90% due 06/15/19	1,113,000	1,201,969
Canadian National Railway Co.
5.55% due 03/01/19	1,119,000	1,192,439
Roper Technologies, Inc.
6.25% due 09/01/19	951,000	1,034,419
Keysight Technologies, Inc.
3.30% due 10/30/19	918,000	936,533
Arconic, Inc.
5.72% due 02/23/19	505,000	536,901
Total Industrial		54,245,726

Technology – 5.2%
Oracle Corp.
2.25% due 10/08/19	4,850,000	4,907,317
5.00% due 07/08/19	3,975,000	4,247,033
2.38% due 01/15/19	3,778,000	3,830,828
Apple, Inc.
2.10% due 05/06/19	4,690,000	4,743,326
1.10% due 08/02/19	2,773,000	2,749,291
1.70% due 02/22/19	2,104,000	2,112,830
1.55% due 02/08/19	1,230,000	1,232,551
International Business Machines Corp.
1.80% due 05/17/19	3,400,000	3,410,532
8.38% due 11/01/19	1,832,000	2,114,720
1.88% due 05/15/19	1,900,000	1,909,396
1.95% due 02/12/19[1]	1,800,000	1,812,343
Microsoft Corp.
1.10% due 08/08/19	5,960,000	5,910,157
4.20% due 06/01/19	2,698,000	2,838,962
Xerox Corp.
5.63% due 12/15/19	1,702,000	1,828,706
2.75% due 03/15/19	529,000	534,178
CA, Inc.
5.38% due 12/01/19	2,036,000	2,191,023
Texas Instruments, Inc.
1.65% due 08/03/19	1,527,000	1,526,681
Micron Technology, Inc.
7.50% due 09/15/23	1,000,000	1,119,600
Xilinx, Inc.
2.13% due 03/15/19	926,000	931,662
Total Technology		49,951,136

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 89

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Utilities – 3.1%
Dominion Energy, Inc.
2.50% due 12/01/19	$1,841,000	$1,861,358
5.20% due 08/15/19	1,119,000	1,194,400
1.60% due 08/15/19	923,000	914,889
Exelon Generation Company LLC
2.95% due 01/15/20	2,556,000	2,605,308
5.20% due 10/01/19	1,170,000	1,248,181
Southern Co.
1.85% due 07/01/19	2,570,000	2,565,001
NextEra Energy Capital Holdings, Inc.
6.00% due 03/01/19	1,231,000	1,315,859
2.30% due 04/01/19	1,238,000	1,245,371
Sempra Energy
9.80% due 02/15/19	912,000	1,030,355
1.63% due 10/07/19	943,000	933,947
Arizona Public Service Co.
8.75% due 03/01/19	1,538,000	1,718,972
Southern Power Co.
1.95% due 12/15/19	1,641,000	1,635,896
MidAmerican Energy Co.
2.40% due 03/15/19	1,330,000	1,346,852
Nevada Power Co.
7.13% due 03/15/19	1,225,000	1,338,947
Duke Energy Corp.
5.05% due 09/15/19	1,170,000	1,244,923
Emera US Finance, LP
2.15% due 06/15/19	1,230,000	1,231,314
Xcel Energy, Inc.
4.70% due 05/15/20	1,147,000	1,218,416
Georgia Power Co.
4.25% due 12/01/19	1,125,000	1,183,132
Entergy Texas, Inc.
7.13% due 02/01/19	1,071,000	1,158,919
Duke Energy Progress LLC
5.30% due 01/15/19	1,077,000	1,137,894
Consumers Energy Co.
6.70% due 09/15/19	1,025,000	1,135,384
NiSource Finance Corp.
6.80% due 01/15/19	179,000	192,232
Total Utilities		29,457,550

Basic Materials – 2.5%
Dow Chemical Co.
8.55% due 05/15/19	5,352,000	6,039,920
LyondellBasell Industries N.V.
5.00% due 04/15/19	4,800,000	5,033,084
Rio Tinto Finance USA Ltd.
9.00% due 05/01/19	3,145,000	3,569,333
Praxair, Inc.
4.50% due 08/15/19	1,861,000	1,971,772
Newmont Mining Corp.
5.13% due 10/01/19	1,631,000	1,740,709
Monsanto Co.
2.13% due 07/15/19	1,427,000	1,429,018
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	1,176,000	1,270,422
Lubrizol Corp.
8.88% due 02/01/19	1,119,000	1,249,014
EI du Pont de Nemours & Co.
5.75% due 03/15/19	1,116,000	1,195,211
Agrium, Inc.
6.75% due 01/15/19	718,000	769,403
Total Basic Materials		24,267,886
Total Corporate Bonds
(Cost $955,119,368)		958,346,406

SECURITIES LENDING COLLATERAL††,3 – 0.1%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	312,933	312,933
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	312,933	312,933
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	312,933	312,933
HSBC Securities (USA), Inc.
issued 05/31/17 at 0.79% due 06/01/17	312,933	312,933
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	92,739	92,739
Total Securities Lending Collateral
(Cost $1,344,471)		1,344,471
Total Investments – 99.2%
(Cost $956,463,839)		$959,690,877
Other Assets & Liabilities, net – 0.8%		7,497,897
Total Net Assets – 100.0%		$967,188,774

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2017 — See Note 2.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $2,918,483 (cost $2,876,480), or 0.3% of total net assets.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

See Sector Classification in Supplemental Information section.

See notes to financial statements.
90 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	78.1%
Canada	6.3%
United Kingdom	3.2%
Netherlands	2.8%
France	1.8%
Switzerland	1.7%
Ireland	1.2%
Other	4.9%
Total Corporate Bonds	100.0%

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$958,346,406	$—	$958,346,406
Securities Lending Collateral	—	1,344,471	—	1,344,471
Total	$—	$959,690,877	$—	$959,690,877

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 91

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8%
Financial – 38.7%
JPMorgan Chase & Co.
2.25% due 01/23/20	$8,633,000	$8,674,662
4.25% due 10/15/20	7,050,000	7,507,904
4.40% due 07/22/20	5,893,000	6,298,580
2.55% due 10/29/20	6,093,000	6,152,206
2.75% due 06/23/20	5,083,000	5,174,377
4.95% due 03/25/20	3,517,000	3,788,878
Goldman Sachs Group, Inc.
5.38% due 03/15/20	6,418,000	6,953,903
6.00% due 06/15/20	4,621,000	5,123,321
2.75% due 09/15/20	4,829,000	4,894,781
2.60% due 04/23/20	4,296,000	4,343,084
2.60% due 12/27/20	4,030,000	4,061,329
Morgan Stanley
2.65% due 01/27/20	6,134,000	6,217,048
2.80% due 06/16/20	5,672,000	5,773,597
5.50% due 01/26/20	4,950,000	5,372,874
5.50% due 07/24/20	4,150,000	4,547,383
Bank of America Corp.
5.63% due 07/01/20	7,050,000	7,731,269
2.63% due 10/19/20	5,046,000	5,098,549
2.25% due 04/21/20	4,831,000	4,835,788
2.15% due 11/09/20	2,285,000	2,281,424
Wells Fargo & Co.
2.60% due 07/22/20	6,891,000	6,996,550
2.15% due 01/30/20	4,552,000	4,570,290
2.55% due 12/07/20	4,483,000	4,538,553
Royal Bank of Canada
1.88% due 02/05/20	6,320,000	6,311,683
2.13% due 03/02/20	3,426,000	3,438,988
2.35% due 10/30/20	3,412,000	3,438,211
2.15% due 03/06/20	2,244,000	2,252,323
GE Capital International Funding Company Unlimited Co.
2.34% due 11/15/20	14,800,000	14,958,715
Citigroup, Inc.
2.65% due 10/26/20	6,588,000	6,658,136
2.40% due 02/18/20	4,446,000	4,468,461
5.38% due 08/09/20	2,060,000	2,255,292
American Express Credit Corp.
2.20% due 03/03/20	4,834,000	4,870,328
2.38% due 05/26/20	3,862,000	3,906,452
2.60% due 09/14/20	3,333,000	3,390,084
HSBC USA, Inc.
2.35% due 03/05/20	4,051,000	4,081,847
2.75% due 08/07/20	4,000,000	4,072,092
5.00% due 09/27/20	1,950,000	2,104,027
Visa, Inc.
2.20% due 12/14/20	8,737,000	8,822,369
Bank of New York Mellon Corp.
2.15% due 02/24/20	2,726,000	2,746,979
2.60% due 08/17/20	2,441,000	2,482,065
2.45% due 11/27/20	2,067,000	2,089,925
4.60% due 01/15/20	956,000	1,021,034
Toronto-Dominion Bank
2.50% due 12/14/20	6,725,000	6,820,178
Credit Suisse AG NY
4.38% due 08/05/20	3,204,000	3,414,942
5.40% due 01/14/20	2,877,000	3,096,573
Sumitomo Mitsui Banking Corp.
2.45% due 01/16/20	4,000,000	4,041,112
2.45% due 10/20/20	2,100,000	2,113,299
HCP, Inc.
5.38% due 02/01/21	2,688,000	2,937,560
2.63% due 02/01/20	2,061,000	2,085,398
PNC Financial Services Group, Inc.
5.13% due 02/08/20	2,285,000	2,469,212
4.38% due 08/11/20	1,869,000	2,001,725
Barclays Bank plc
5.14% due 10/14/20	2,600,000	2,801,690
5.13% due 01/08/20	1,500,000	1,609,290
Lloyds Bank plc
2.70% due 08/17/20	2,000,000	2,038,150
2.40% due 03/17/20	2,000,000	2,018,604
American International Group, Inc.
6.40% due 12/15/20	1,919,000	2,187,982
3.38% due 08/15/20	1,669,000	1,734,994
Discover Bank
3.10% due 06/04/20	3,000,000	3,065,556
7.00% due 04/15/20	750,000	836,768
Simon Property Group, LP
4.38% due 03/01/21	2,418,000	2,585,405
2.50% due 09/01/20	1,089,000	1,103,499
Nomura Holdings, Inc.
6.70% due 03/04/20	3,297,000	3,667,315
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63% due 10/30/20	1,950,000	2,077,400
4.25% due 07/01/20	1,500,000	1,574,853
Chubb INA Holdings, Inc.
2.30% due 11/03/20	3,419,000	3,446,024
UBS AG/Stamford CT
4.88% due 08/04/20	3,100,000	3,355,865
Capital One North America/Mclean VA
2.35% due 01/31/20	3,300,000	3,308,412
Huntington National Bank
2.38% due 03/10/20	2,185,000	2,203,566
2.88% due 08/20/20	1,000,000	1,020,958
Prudential Financial, Inc.
5.38% due 06/21/20	1,746,000	1,914,082
4.50% due 11/15/20	1,155,000	1,243,209
American Tower Corp.
2.80% due 06/01/20	1,663,000	1,691,245
5.05% due 09/01/20	1,340,000	1,451,463

See notes to financial statements.
92 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Financial – 38.7% (continued)
International Lease Finance Corp.
8.25% due 12/15/20	$2,582,000	$3,060,034
HSBC Bank USA North America
4.88% due 08/24/20	2,800,000	3,015,320
PNC Bank North America
2.60% due 07/21/20	1,600,000	1,626,664
2.45% due 11/05/20	1,200,000	1,213,775
Svenska Handelsbanken AB
2.40% due 10/01/20	2,700,000	2,719,259
US Bancorp
2.35% due 01/29/21	2,631,000	2,658,326
Banco Bilbao Vizcaya Argentaria S.A.
3.00% due 10/20/20	2,550,000	2,600,679
KeyCorp
2.90% due 09/15/20	2,491,000	2,545,376
US Bank North America/Cincinnati OH
2.00% due 01/24/20	2,500,000	2,515,923
Branch Banking & Trust Co.
2.10% due 01/15/20	2,500,000	2,513,245
Deutsche Bank AG
2.95% due 08/20/20	2,441,000	2,460,716
State Street Corp.
2.55% due 08/18/20	2,368,000	2,414,600
Fifth Third Bancorp
2.88% due 07/27/20	2,355,000	2,412,603
Santander UK Group Holdings plc
2.88% due 10/16/20	2,370,000	2,407,809
Bank of Nova Scotia
2.35% due 10/21/20	2,355,000	2,370,651
Barclays plc
2.88% due 06/08/20	2,300,000	2,329,801
MUFG Americas Holdings Corp.
2.25% due 02/10/20	2,243,000	2,251,909
Santander UK plc
2.38% due 03/16/20	2,084,000	2,098,959
Santander Holdings USA, Inc.
2.65% due 04/17/20	2,045,000	2,044,996
Berkshire Hathaway Finance Corp.
2.90% due 10/15/20	1,923,000	1,988,117
BB&T Corp.
2.63% due 06/29/20	1,919,000	1,954,897
Ameriprise Financial, Inc.
5.30% due 03/15/20	1,681,000	1,826,390
Lazard Group LLC
4.25% due 11/14/20	1,695,000	1,793,607
Prologis, LP
3.35% due 02/01/21	1,694,000	1,756,495
Boston Properties, LP
5.63% due 11/15/20	1,581,000	1,743,887
Charles Schwab Corp.
4.45% due 07/22/20	1,581,000	1,694,666
Aon Corp.
5.00% due 09/30/20	1,539,000	1,664,401
Skandinaviska Enskilda Banken AB
2.30% due 03/11/20	1,650,000	1,660,760
ERP Operating, LP
4.75% due 07/15/20	1,489,000	1,595,227
Citizens Bank North America/Providence RI
2.25% due 03/02/20	1,497,000	1,501,096
Aflac, Inc.
2.40% due 03/16/20	1,474,000	1,496,290
Northern Trust Corp.
3.45% due 11/04/20	1,387,000	1,449,487
Synchrony Financial
2.70% due 02/03/20	1,427,000	1,437,076
Nasdaq, Inc.
5.55% due 01/15/20	1,215,000	1,314,708
CNA Financial Corp.
5.88% due 08/15/20	1,180,000	1,307,244
Manulife Financial Corp.
4.90% due 09/17/20	1,157,000	1,249,435
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	1,216,000	1,230,368
Weyerhaeuser Co.
4.70% due 03/15/21	1,059,000	1,131,777
Air Lease Corp.
2.13% due 01/15/20	1,113,000	1,113,270
Travelers Companies, Inc.
3.90% due 11/01/20	1,005,000	1,067,153
First Horizon National Corp.
3.50% due 12/15/20	970,000	997,920
Marsh & McLennan Companies, Inc.
2.35% due 03/06/20	654,000	660,669
AEGON Funding Company LLC
5.75% due 12/15/20	578,000	638,870
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	575,000	626,981
Digital Realty Trust, LP
3.40% due 10/01/20	153,000	157,759
Total Financial		360,540,885

Consumer, Non-cyclical – 18.8%
Medtronic, Inc.
2.50% due 03/15/20	6,064,000	6,172,933
4.45% due 03/15/20	2,066,000	2,208,639
4.13% due 03/15/21	1,593,000	1,704,943

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 93

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Consumer, Non-cyclical – 18.8% (continued)
Coca-Cola Co.
1.88% due 10/27/20	$3,635,000	$3,648,594
2.45% due 11/01/20	3,231,000	3,299,727
3.15% due 11/15/20	2,228,000	2,330,497
PepsiCo, Inc.
2.15% due 10/14/20	2,455,000	2,477,137
4.50% due 01/15/20	2,307,000	2,470,384
3.13% due 11/01/20	2,271,000	2,363,441
1.85% due 04/30/20	1,951,000	1,954,405
AbbVie, Inc.
2.50% due 05/14/20	8,981,000	9,096,029
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	5,505,000	5,992,539
5.00% due 04/15/20	2,375,000	2,578,718
Allergan Funding SCS
3.00% due 03/12/20	8,319,000	8,506,868
HCA, Inc.
6.50% due 02/15/20	7,054,000	7,768,218
Kraft Heinz Foods Co.
2.80% due 07/02/20	3,535,000	3,596,828
5.38% due 02/10/20	2,332,000	2,539,119
Gilead Sciences, Inc.
2.55% due 09/01/20	4,600,000	4,676,222
2.35% due 02/01/20	1,259,000	1,274,306
Merck & Company, Inc.
3.88% due 01/15/21	2,935,000	3,128,566
1.85% due 02/10/20	2,711,000	2,727,594
Philip Morris International, Inc.
4.50% due 03/26/20	2,685,000	2,874,561
2.00% due 02/21/20	2,318,000	2,327,263
Novartis Capital Corp.
4.40% due 04/24/20	2,587,000	2,775,103
1.80% due 02/14/20	2,318,000	2,325,258
Celgene Corp.
2.88% due 08/15/20	3,366,000	3,445,724
3.95% due 10/15/20	1,437,000	1,516,887
Abbott Laboratories
4.13% due 05/27/20	1,637,000	1,733,956
2.00% due 03/15/20	1,562,000	1,564,209
2.80% due 09/15/20	919,000	932,728
Amgen, Inc.
3.45% due 10/01/20	2,071,000	2,161,668
2.13% due 05/01/20	2,039,000	2,044,664
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	3,865,000	3,913,676
Kroger Co.
6.15% due 01/15/20	1,847,000	2,035,928
3.30% due 01/15/21	1,704,000	1,761,861
Biogen, Inc.
2.90% due 09/15/20	3,685,000	3,771,907
AstraZeneca plc
2.38% due 11/16/20	3,635,000	3,675,963
Boston Scientific Corp.
6.00% due 01/15/20	1,993,000	2,178,477
2.85% due 05/15/20	1,371,000	1,394,957
Reynolds American, Inc.
3.25% due 06/12/20	1,765,000	1,828,582
6.88% due 05/01/20	1,477,000	1,669,263
UnitedHealth Group, Inc.
2.70% due 07/15/20	3,315,000	3,396,529
Laboratory Corporation of America Holdings
4.63% due 11/15/20	1,282,000	1,368,384
2.63% due 02/01/20	1,256,000	1,268,004
Baxalta, Inc.
2.88% due 06/23/20	2,513,000	2,559,423
Automatic Data Processing, Inc.
2.25% due 09/15/20	2,253,000	2,285,187
Kellogg Co.
4.00% due 12/15/20	1,891,000	2,008,516
Diageo Capital plc
4.83% due 07/15/20	1,848,000	2,000,920
Mead Johnson Nutrition Co.
3.00% due 11/15/20	1,765,000	1,806,396
Sysco Corp.
2.60% due 10/01/20	1,764,000	1,788,520
Life Technologies Corp.
6.00% due 03/01/20	1,610,000	1,767,280
Johnson & Johnson
2.95% due 09/01/20	1,637,000	1,700,589
Anthem, Inc.
4.35% due 08/15/20	1,509,000	1,604,505
S&P Global, Inc.
3.30% due 08/14/20	1,461,000	1,502,371
Becton Dickinson and Co.
3.25% due 11/12/20	1,459,000	1,500,205
Covidien International Finance S.A.
4.20% due 06/15/20	1,363,000	1,451,628
Block Financial LLC
4.13% due 10/01/20	1,375,000	1,416,811
Quest Diagnostics, Inc.
4.75% due 01/30/20	1,319,000	1,408,491
Allergan Incorporated/United States
3.38% due 09/15/20	1,334,000	1,373,765
McKesson Corp.
4.75% due 03/01/21	1,261,000	1,366,755

See notes to financial statements.
94 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Consumer, Non-cyclical – 18.8% (continued)
Mylan N.V.
3.75% due 12/15/20	$1,310,000	$1,366,035
Cardinal Health, Inc.
4.63% due 12/15/20	1,266,000	1,361,599
Danaher Corp.
2.40% due 09/15/20	1,274,000	1,294,727
Medco Health Solutions, Inc.
4.13% due 09/15/20	1,194,000	1,256,748
Mondelez International, Inc.
5.38% due 02/10/20	1,113,000	1,201,264
Bunge Limited Finance Corp.
3.50% due 11/24/20	1,137,000	1,169,166
Moody’s Corp.
5.50% due 09/01/20	1,023,000	1,124,688
CR Bard, Inc.
4.40% due 01/15/21	1,055,000	1,114,242
Estee Lauder Companies, Inc.
1.80% due 02/07/20	1,108,000	1,111,070
Coca-Cola European Partners US LLC
3.50% due 09/15/20	1,000,000	1,037,855
Stryker Corp.
4.38% due 01/15/20	959,000	1,016,702
Unilever Capital Corp.
2.10% due 07/30/20	1,000,000	1,007,395
Zoetis, Inc.
3.45% due 11/13/20	970,000	1,007,233
Total Consumer, Non-cyclical		175,091,345

Energy – 9.9%
Chevron Corp.
1.96% due 03/03/20	4,057,000	4,074,319
2.42% due 11/17/20	2,945,000	2,987,317
2.43% due 06/24/20	2,791,000	2,843,351
1.99% due 03/03/20	1,612,000	1,619,941
BP Capital Markets plc
2.32% due 02/13/20	4,031,000	4,078,223
4.50% due 10/01/20	3,645,000	3,927,447
2.52% due 01/15/20	3,179,000	3,231,810
Shell International Finance BV
2.13% due 05/11/20	4,563,000	4,603,026
4.38% due 03/25/20	3,069,000	3,279,868
2.25% due 11/10/20	3,045,000	3,073,297
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	4,900,000	5,364,339
Williams Partners, LP
5.25% due 03/15/20	3,151,000	3,415,936
4.13% due 11/15/20	1,437,000	1,514,960
Kinder Morgan Energy Partners, LP
6.85% due 02/15/20	1,452,000	1,623,699
5.30% due 09/15/20	1,220,000	1,326,628
6.50% due 04/01/20	1,091,000	1,207,257
Enterprise Products Operating LLC
5.20% due 09/01/20	2,330,000	2,546,762
5.25% due 01/31/20	1,173,000	1,266,547
Exxon Mobil Corp.
1.91% due 03/06/20	3,693,000	3,715,660
Occidental Petroleum Corp.
4.10% due 02/01/21	3,125,000	3,325,748
Total Capital S.A.
4.45% due 06/24/20	3,019,000	3,243,595
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
5.00% due 02/01/21[1]	1,685,000	1,814,465
5.75% due 01/15/20	1,157,000	1,252,793
ConocoPhillips
6.00% due 01/15/20	2,487,000	2,747,118
Energy Transfer, LP
4.15% due 10/01/20	2,509,000	2,625,631
EOG Resources, Inc.
2.45% due 04/01/20	1,253,000	1,263,744
4.40% due 06/01/20	1,061,000	1,128,612
Valero Energy Corp.
6.13% due 02/01/20	2,099,000	2,311,694
Enbridge Energy Partners, LP
5.20% due 03/15/20	1,175,000	1,262,758
4.38% due 10/15/20	970,000	1,026,496
TransCanada PipeLines Ltd.
3.80% due 10/01/20	1,971,000	2,078,630
Columbia Pipeline Group, Inc.
3.30% due 06/01/20	1,864,000	1,908,770
Marathon Petroleum Corp.
3.40% due 12/15/20	1,663,000	1,720,282
Marathon Oil Corp.
2.70% due 06/01/20	1,678,000	1,678,676
Nabors Industries, Inc.
5.00% due 09/15/20	1,559,000	1,609,668
Buckeye Partners, LP
4.88% due 02/01/21	1,458,000	1,561,171
Pioneer Natural Resources Co.
3.45% due 01/15/21	1,374,000	1,424,602
ConocoPhillips Co.
2.20% due 05/15/20	1,191,000	1,199,719
Apache Corp.
3.63% due 02/01/21	1,066,000	1,111,635
Total Energy		91,996,194

Communications – 8.7%
Verizon Communications, Inc.
4.50% due 09/15/20	8,966,000	9,618,349
2.95% due 03/15/22[2]	6,819,000	6,917,323

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 95

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Communications – 8.7% (continued)
AT&T, Inc.
2.45% due 06/30/20	$7,315,000	$7,352,161
5.20% due 03/15/20	3,121,000	3,370,677
4.60% due 02/15/21	1,971,000	2,109,427
Cisco Systems, Inc.
4.45% due 01/15/20	6,141,000	6,565,527
2.45% due 06/15/20	3,451,000	3,522,491
Time Warner Cable LLC
5.00% due 02/01/20	3,745,000	4,005,270
4.13% due 02/15/21	1,537,000	1,620,227
NBCUniversal Media LLC
5.15% due 04/30/20	4,819,000	5,277,417
Charter Communications Operating LLC /
Charter Communications Operating Capital
3.58% due 07/23/20	4,774,000	4,966,211
Comcast Corp.
5.15% due 03/01/20	3,103,000	3,383,170
Telefonica Emisiones SAU
5.13% due 04/27/20	3,042,000	3,291,809
Time Warner, Inc.
4.88% due 03/15/20	3,017,000	3,236,849
Walt Disney Co.
1.95% due 03/04/20	1,510,000	1,518,995
2.15% due 09/17/20	1,461,000	1,476,206
Discovery Communications LLC
5.05% due 06/01/20	2,751,000	2,969,771
Omnicom Group, Inc.
4.45% due 08/15/20	2,195,000	2,344,839
Symantec Corp.
4.20% due 09/15/20	1,739,000	1,830,106
Expedia, Inc.
5.95% due 08/15/20	1,413,000	1,556,874
eBay, Inc.
3.25% due 10/15/20	1,355,000	1,399,445
CBS Corp.
5.75% due 04/15/20	1,265,000	1,389,666
Scripps Networks Interactive, Inc.
2.80% due 06/15/20	1,330,000	1,347,662
Total Communications		81,070,472

Consumer, Cyclical – 7.7%
General Motors Financial Company, Inc.
3.20% due 07/13/20	3,603,000	3,667,421
3.70% due 11/24/20	2,569,000	2,658,630
2.65% due 04/13/20	2,518,000	2,532,320
3.15% due 01/15/20	2,439,000	2,485,953
Ford Motor Credit Company LLC
8.13% due 01/15/20	3,100,000	3,540,386
3.16% due 08/04/20	3,200,000	3,260,112
2.68% due 01/09/20	3,000,000	3,031,137
2.46% due 03/27/20	1,350,000	1,351,372
Wal-Mart Stores, Inc.
3.25% due 10/25/20	3,755,000	3,931,275
3.63% due 07/08/20	3,365,000	3,551,364
CVS Health Corp.
2.80% due 07/20/20	6,716,000	6,855,370
Toyota Motor Credit Corp.
2.15% due 03/12/20	2,618,000	2,641,439
4.50% due 06/17/20	2,221,000	2,387,466
McDonald’s Corp.
2.75% due 12/09/20	2,469,000	2,524,167
2.20% due 05/26/20	2,033,000	2,051,486
American Honda Finance Corp.
2.45% due 09/24/20	2,441,000	2,474,886
2.00% due 02/14/20	2,014,000	2,023,017
Target Corp.
3.88% due 07/15/20	2,599,000	2,757,773
Delta Air Lines, Inc.
2.88% due 03/13/20	2,318,000	2,352,367
DR Horton, Inc.
4.00% due 02/15/20	1,612,000	1,680,758
Lear Corp.
5.25% due 01/15/25	1,489,000	1,587,959
AutoZone, Inc.
4.00% due 11/15/20	1,477,000	1,555,186
Carnival Corp.
3.95% due 10/15/20	1,457,000	1,541,572
Best Buy Company, Inc.
5.50% due 03/15/21[1]	1,342,000	1,464,694
Home Depot, Inc.
3.95% due 09/15/20	1,277,000	1,357,897
Southwest Airlines Co.
2.65% due 11/05/20	1,223,000	1,242,278
Nordstrom, Inc.
4.75% due 05/01/20	1,125,000	1,200,042
Macy’s Retail Holdings, Inc.
3.45% due 01/15/21	1,175,000	1,185,690
Johnson Controls, Inc.
5.00% due 03/30/20	1,011,000	1,085,755
Costco Wholesale Corp.
1.75% due 02/15/20	956,000	957,905
O’Reilly Automotive, Inc.
4.88% due 01/14/21	675,000	730,361
Total Consumer, Cyclical		71,668,038

See notes to financial statements.
96 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Technology – 6.7%
Microsoft Corp.
2.00% due 11/03/20	$5,389,000	$5,432,316
1.85% due 02/06/20	3,726,000	3,745,759
1.85% due 02/12/20	3,559,000	3,577,429
3.00% due 10/01/20	2,453,000	2,551,427
Apple, Inc.
2.00% due 05/06/20	3,367,000	3,393,272
1.55% due 02/07/20	3,118,000	3,108,945
1.90% due 02/07/20	2,418,000	2,432,972
Hewlett Packard Enterprise Co.
3.60% due 10/15/20	7,077,000	7,365,649
International Business Machines Corp.
1.63% due 05/15/20	3,600,000	3,589,092
1.90% due 01/27/20	1,700,000	1,704,541
Fidelity National Information Services, Inc.
3.63% due 10/15/20	4,219,000	4,412,982
Intel Corp.
2.45% due 07/29/20	4,121,000	4,199,558
QUALCOMM, Inc.
2.25% due 05/20/20	4,095,000	4,134,685
Oracle Corp.
3.88% due 07/15/20	2,525,000	2,676,038
Fiserv, Inc.
2.70% due 06/01/20	2,197,000	2,231,220
Adobe Systems, Inc.
4.75% due 02/01/20	2,051,000	2,211,846
HP, Inc.
3.75% due 12/01/20	1,784,000	1,868,232
Applied Materials, Inc.
2.63% due 10/01/20	1,446,000	1,476,255
Lam Research Corp.
2.75% due 03/15/20	1,067,000	1,083,994
Texas Instruments, Inc.
1.75% due 05/01/20	955,000	954,075
Total Technology		62,150,287

Industrial – 5.2%
General Electric Capital Corp.
5.50% due 01/08/20	2,977,000	3,264,075
4.38% due 09/16/20	2,686,000	2,890,039
5.55% due 05/04/20	1,732,000	1,917,913
John Deere Capital Corp.
2.38% due 07/14/20	1,386,000	1,409,587
2.05% due 03/10/20	1,347,000	1,353,480
1.70% due 01/15/20	1,218,000	1,215,372
Raytheon Co.
3.13% due 10/15/20	2,425,000	2,522,194
4.40% due 02/15/20	975,000	1,041,549
Caterpillar Financial Services Corp.
2.10% due 01/10/20	2,427,000	2,442,111
2.00% due 03/05/20	1,063,000	1,065,987
United Technologies Corp.
4.50% due 04/15/20	2,889,000	3,104,607
Lockheed Martin Corp.
2.50% due 11/23/20	3,043,000	3,095,133
L3 Technologies, Inc.
4.75% due 07/15/20	1,593,000	1,705,999
4.95% due 02/15/21	1,156,000	1,250,105
Arconic, Inc.
6.15% due 08/15/20	2,451,000	2,700,152
General Electric Co.
2.20% due 01/09/20	2,316,000	2,346,765
Boeing Co.
4.88% due 02/15/20	2,001,000	2,163,875
Republic Services, Inc.
5.00% due 03/01/20	1,823,000	1,966,733
Waste Management, Inc.
4.75% due 06/30/20	1,665,000	1,803,864
CSX Corp.
3.70% due 10/30/20	1,359,000	1,425,792
Roper Technologies, Inc.
3.00% due 12/15/20	1,238,000	1,269,107
Masco Corp.
7.13% due 03/15/20	1,011,000	1,143,037
Union Pacific Corp.
4.00% due 02/01/21	1,061,000	1,132,394
Precision Castparts Corp.
2.25% due 06/15/20	1,065,000	1,080,178
3M Co.
2.00% due 08/07/20	885,000	894,214
Agilent Technologies, Inc.
5.00% due 07/15/20	827,000	891,176
Johnson Controls International plc
5.00% due 03/30/20	770,000	826,935
Total Industrial		47,922,373

Utilities – 1.8%
Exelon Corp.
2.85% due 06/15/20	2,047,000	2,087,427
5.15% due 12/01/20	1,277,000	1,386,472
Great Plains Energy, Inc.
2.50% due 03/09/20	2,014,000	2,035,640
Pacific Gas & Electric Co.
3.50% due 10/01/20	1,560,000	1,622,486

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 97

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Utilities – 1.8% (continued)
Dominion Energy Gas Holdings LLC
2.80% due 11/15/20	$1,575,000	$1,604,226
Exelon Generation Company LLC
4.00% due 10/01/20	1,432,000	1,499,993
Southern Co.
2.75% due 06/15/20	1,454,000	1,473,850
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	1,211,000	1,286,598
Duke Energy Indiana LLC
3.75% due 07/15/20	1,079,000	1,136,690
Sempra Energy
2.40% due 03/15/20	1,105,000	1,114,148
Progress Energy, Inc.
4.40% due 01/15/21	1,031,000	1,100,628
Commonwealth Edison Co.
4.00% due 08/01/20	766,000	809,787
Total Utilities		17,157,945

Basic Materials – 1.3%
Dow Chemical Co.
4.25% due 11/15/20	3,767,000	4,010,062
EI du Pont de Nemours & Co.
4.63% due 01/15/20	2,225,000	2,370,624
Eastman Chemical Co.
2.70% due 01/15/20	2,044,000	2,076,426
PPG Industries, Inc.
3.60% due 11/15/20	1,149,000	1,201,466
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	1,117,000	1,187,610
Rio Tinto Finance USA Ltd.
3.50% due 11/02/20	782,000	829,326
Total Basic Materials		11,675,514
Total Corporate Bonds
(Cost $912,184,236)		919,273,053

SECURITIES LENDING COLLATERAL††,3 – 0.2%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	343,049	343,049
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	343,049	343,049
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	343,049	343,049
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	343,049	343,049
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	101,667	101,667
Total Securities Lending Collateral
(Cost $1,473,863)		1,473,863
Total Investments – 99.0%
(Cost $913,658,099)		$920,746,916
Other Assets & Liabilities, net – 1.0%		9,478,486
Total Net Assets – 100.0%		$930,225,402

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2017 — See Note 2.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $6,917,323 (cost $6,817,853), or 0.7% of total net assets.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

See Sector Classification in Supplemental Information section.

See notes to financial statements.
98 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	84.6%
United Kingdom	3.5%
Canada	3.2%
Ireland	2.1%
Netherlands	1.3%
Luxembourg	1.1%
Switzerland	1.1%
Japan	1.1%
Spain	0.6%
Sweden	0.5%
France	0.4%
Germany	0.3%
Panama	0.2%
Australia	0.1%
Total Corporate Bonds	100.0%

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$919,273,053	$—	$919,273,053
Securities Lending Collateral	—	1,473,863	—	1,473,863
Total Assets	$—	$920,746,916	$—	$920,746,916

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 99

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9%
Financial – 39.9%
JPMorgan Chase & Co.
4.35% due 08/15/21	$4,859,000	$5,226,851
2.30% due 08/15/21	4,725,000	4,708,963
2.55% due 03/01/21	3,800,000	3,831,008
4.63% due 05/10/21	3,025,000	3,283,970
2.40% due 06/07/21	2,601,000	2,606,717
Morgan Stanley
5.75% due 01/25/21	4,499,000	5,013,681
2.63% due 11/17/21	4,901,000	4,914,326
5.50% due 07/28/21	3,713,000	4,139,148
2.50% due 04/21/21	3,899,000	3,907,667
Wells Fargo & Co.
2.10% due 07/26/21	4,800,000	4,758,874
2.50% due 03/04/21	4,399,000	4,434,174
4.60% due 04/01/21	3,768,000	4,083,223
3.00% due 01/22/21	2,237,000	2,297,289
Goldman Sachs Group, Inc.
5.25% due 07/27/21	6,259,000	6,912,120
2.35% due 11/15/21	3,400,000	3,376,945
2.63% due 04/25/21	2,302,000	2,315,271
2.88% due 02/25/21	2,048,000	2,078,085
HSBC Holdings plc
3.40% due 03/08/21	4,600,000	4,747,844
5.10% due 04/05/21	3,815,000	4,175,392
2.95% due 05/25/21	4,100,000	4,155,850
Citigroup, Inc.
2.70% due 03/30/21	4,101,000	4,137,388
2.90% due 12/08/21	4,001,000	4,054,821
2.35% due 08/02/21	2,699,000	2,685,535
Bank of America Corp.
5.00% due 05/13/21	3,220,000	3,514,189
2.63% due 04/19/21	3,200,000	3,216,672
5.88% due 01/05/21	2,540,000	2,837,376
Sumitomo Mitsui Financial Group, Inc.
2.06% due 07/14/21	3,202,000	3,157,300
2.93% due 03/09/21	2,500,000	2,546,275
2.44% due 10/19/21	2,001,000	2,002,771
Mitsubishi UFJ Financial Group, Inc.
2.95% due 03/01/21	5,096,000	5,186,194
2.19% due 09/13/21	2,500,000	2,469,323
Bank of New York Mellon Corp.
3.55% due 09/23/21	2,443,000	2,565,659
2.05% due 05/03/21	2,100,000	2,089,655
2.50% due 04/15/21	1,500,000	1,519,242
4.15% due 02/01/21	1,290,000	1,380,629
Cooperatieve Rabobank UA
2.50% due 01/19/21	3,750,000	3,789,108
4.50% due 01/11/21	2,286,000	2,471,433
Bank of Nova Scotia
2.45% due 03/22/21	2,200,000	2,217,633
2.80% due 07/21/21	1,731,000	1,767,464
4.38% due 01/13/21	1,593,000	1,711,542
BNP Paribas S.A.
5.00% due 01/15/21	5,155,000	5,651,091
Toronto-Dominion Bank
2.13% due 04/07/21	3,000,000	3,002,070
1.80% due 07/13/21	2,598,000	2,558,412
US Bancorp
2.35% due 01/29/21	4,194,000	4,237,559
4.13% due 05/24/21	936,000	1,010,441
HSBC Finance Corp.
6.68% due 01/15/21	4,508,000	5,132,231
Barclays plc
3.25% due 01/12/21	2,500,000	2,555,023
3.20% due 08/10/21	1,900,000	1,931,911
Deutsche Bank AG
3.38% due 05/12/21	2,500,000	2,535,900
3.13% due 01/13/21	1,500,000	1,508,256
Santander UK Group Holdings plc
2.88% due 08/05/21	2,100,000	2,109,127
3.13% due 01/08/21	1,900,000	1,930,942
Svenska Handelsbanken AB
2.45% due 03/30/21	2,200,000	2,212,399
1.88% due 09/07/21	1,600,000	1,570,699
Capital One North America/Mclean VA
2.95% due 07/23/21	1,950,000	1,971,075
2.25% due 09/13/21	1,700,000	1,672,319
Skandinaviska Enskilda Banken AB
2.63% due 03/15/21	1,800,000	1,821,553
1.88% due 09/13/21	1,600,000	1,568,574
Bank of Montreal
1.90% due 08/27/21	3,400,000	3,355,990
Simon Property Group, LP
3.38% due 03/15/22[1]	1,342,000	1,391,502
2.50% due 07/15/21	1,000,000	1,006,139
4.13% due 12/01/21	841,000	899,780
BPCE S.A.
2.75% due 12/02/21	2,200,000	2,217,714
2.65% due 02/03/21	1,000,000	1,007,558
Air Lease Corp.
3.75% due 02/01/22	1,240,000	1,299,412
3.38% due 06/01/21	1,100,000	1,135,628
3.88% due 04/01/21[1]	747,000	783,930
Credit Suisse AG NY
3.00% due 10/29/21	3,150,000	3,216,903
Fifth Third Bank/Cincinnati OH
2.25% due 06/14/21	1,900,000	1,903,452
2.88% due 10/01/21	1,227,000	1,254,690
American Tower Corp.
3.30% due 02/15/21	1,000,000	1,027,636
3.45% due 09/15/21	989,000	1,024,848
5.90% due 11/01/21	845,000	955,664

See notes to financial statements.
100 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Financial – 39.9% (continued)
PNC Bank North America
2.15% due 04/29/21	$2,000,000	$1,995,534
2.55% due 12/09/21	1,000,000	1,010,844
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50% due 05/15/21	1,600,000	1,700,654
5.00% due 10/01/21	1,200,000	1,304,465
American Express Credit Corp.
2.25% due 05/05/21	2,898,000	2,902,234
American International Group, Inc.
3.30% due 03/01/21	2,498,000	2,575,164
Berkshire Hathaway, Inc.
3.75% due 08/15/21	1,237,000	1,322,751
2.20% due 03/15/21	1,201,000	1,214,189
Ventas Realty, LP / Ventas Capital Corp.
4.25% due 03/01/22	1,183,000	1,256,112
4.75% due 06/01/21	1,087,000	1,170,262
Crown Castle International Corp.
3.40% due 02/15/21	1,300,000	1,343,215
2.25% due 09/01/21	1,000,000	990,594
MetLife, Inc.
4.75% due 02/08/21	2,100,000	2,292,011
Capital One Financial Corp.
4.75% due 07/15/21	2,085,000	2,258,343
Royal Bank of Canada
2.50% due 01/19/21	2,200,000	2,229,544
State Street Corp.
4.38% due 03/07/21	1,089,000	1,174,596
1.95% due 05/19/21	1,000,000	991,703
Mizuho Financial Group, Inc.
2.27% due 09/13/21	2,100,000	2,071,740
Marsh & McLennan Cos., Inc.
2.75% due 01/30/22	1,000,000	1,015,267
4.80% due 07/15/21	789,000	859,215
KeyCorp
5.10% due 03/24/21	1,689,000	1,857,714
Lloyds Bank plc
6.38% due 01/21/21	1,586,000	1,799,344
BB&T Corp.
2.05% due 05/10/21	1,800,000	1,797,680
Regions Financial Corp.
3.20% due 02/08/21	1,698,000	1,741,287
ERP Operating, LP
4.63% due 12/15/21	1,500,000	1,627,061
Huntington Bancshares, Inc.
3.15% due 03/14/21	1,500,000	1,539,294
SunTrust Banks, Inc.
2.90% due 03/03/21	1,499,000	1,530,181
Citizens Bank North America/Providence RI
2.55% due 05/13/21	1,500,000	1,507,304
Lloyds Banking Group plc
3.10% due 07/06/21	1,400,000	1,435,021
Welltower, Inc.
5.25% due 01/15/22	1,289,000	1,423,154
Jefferies Group LLC
6.88% due 04/15/21	1,189,000	1,364,401
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	1,235,000	1,335,093
Willis Towers Watson plc
5.75% due 03/15/21	1,198,000	1,325,209
International Lease Finance Corp.
4.63% due 04/15/21	1,090,000	1,164,807
Boston Properties, LP
4.13% due 05/15/21	1,091,000	1,159,733
Progressive Corp.
3.75% due 08/23/21	1,043,000	1,108,797
Synchrony Financial
3.75% due 08/15/21	993,000	1,026,247
Branch Banking & Trust Co.
2.85% due 04/01/21	1,000,000	1,025,673
Discover Bank
3.20% due 08/09/21	1,000,000	1,025,016
Northern Trust Corp.
3.38% due 08/23/21	971,000	1,018,370
Mastercard, Inc.
2.00% due 11/21/21	1,000,000	997,554
BlackRock, Inc.
4.25% due 05/24/21	922,000	994,080
KeyBank North America/Cleveland OH
2.50% due 11/22/21	700,000	705,573
Kimco Realty Corp.
3.20% due 05/01/21	493,000	503,706
Total Financial		266,438,771

Consumer, Non-cyclical – 15.3%
Anheuser-Busch InBev Finance, Inc.
2.65% due 02/01/21	12,100,000	12,297,532
Amgen, Inc.
3.88% due 11/15/21	2,674,000	2,839,802
4.10% due 06/15/21	1,787,000	1,903,932
1.85% due 08/19/21	1,100,000	1,082,081

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 101

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Non-cyclical – 15.3% (continued)
UnitedHealth Group, Inc.
2.88% due 03/15/22	$2,059,000	$2,118,232
3.38% due 11/15/21	1,091,000	1,144,168
2.88% due 12/15/21	1,085,000	1,115,921
2.13% due 03/15/21	1,000,000	1,004,172
Shire Acquisitions Investments Ireland DAC
2.40% due 09/23/21	5,299,000	5,270,401
Abbott Laboratories
2.90% due 11/30/21	4,498,000	4,573,269
Gilead Sciences, Inc.
4.40% due 12/01/21	2,028,000	2,201,779
4.50% due 04/01/21	1,891,000	2,045,869
Coca-Cola Co.
3.30% due 09/01/21	2,075,000	2,186,058
1.55% due 09/01/21	1,500,000	1,478,090
Sanofi
4.00% due 03/29/21	3,375,000	3,610,369
Mylan N.V.
3.15% due 06/15/21	3,483,000	3,552,608
Pfizer, Inc.
1.95% due 06/03/21	1,900,000	1,909,907
2.20% due 12/15/21	1,599,000	1,616,685
Thermo Fisher Scientific, Inc.
3.60% due 08/15/21	1,789,000	1,869,203
4.50% due 03/01/21	1,483,000	1,597,133
Express Scripts Holding Co.
4.75% due 11/15/21	2,308,000	2,504,049
3.30% due 02/25/21	700,000	719,877
AbbVie, Inc.
2.30% due 05/14/21	2,800,000	2,799,415
Philip Morris International, Inc.
2.90% due 11/15/21	1,593,000	1,637,163
1.88% due 02/25/21	1,000,000	992,157
Altria Group, Inc.
4.75% due 05/05/21	2,381,000	2,606,607
PepsiCo, Inc.
3.00% due 08/25/21	1,493,000	1,553,944
1.70% due 10/06/21	1,000,000	983,096
Unilever Capital Corp.
4.25% due 02/10/21	1,500,000	1,611,757
1.38% due 07/28/21	900,000	871,634
Ecolab, Inc.
4.35% due 12/08/21	2,134,000	2,325,366
Procter & Gamble Co.
1.70% due 11/03/21	1,201,000	1,194,619
1.85% due 02/02/21	875,000	876,056
General Mills, Inc.
3.15% due 12/15/21	1,787,000	1,854,336
Johnson & Johnson
1.65% due 03/01/21	1,700,000	1,690,902
Becton Dickinson and Co.
3.13% due 11/08/21	1,483,000	1,507,730
Molson Coors Brewing Co.
2.10% due 07/15/21	1,500,000	1,482,498
Perrigo Finance Unlimited Co.
3.50% due 12/15/21	700,000	731,118
3.50% due 03/15/21	700,000	728,975
JM Smucker Co.
3.50% due 10/15/21	1,335,000	1,399,882
Total System Services, Inc.
3.80% due 04/01/21	1,300,000	1,361,297
Cigna Corp.
4.00% due 02/15/22	1,235,000	1,310,599
Stryker Corp.
2.63% due 03/15/21	1,200,000	1,216,120
Quest Diagnostics, Inc.
4.70% due 04/01/21	1,089,000	1,179,204
Medtronic, Inc.
3.13% due 03/15/22	986,000	1,022,033
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/21	894,000	964,275
Coventry Health Care, Inc.
5.45% due 06/15/21	837,000	930,305
Aetna, Inc.
4.13% due 06/01/21	845,000	900,411
Constellation Brands, Inc.
3.75% due 05/01/21	819,000	858,442
Kroger Co.
2.95% due 11/01/21	837,000	855,788
Campbell Soup Co.
4.25% due 04/15/21	796,000	851,671
AmerisourceBergen Corp.
3.50% due 11/15/21	790,000	824,682
Sysco Corp.
2.50% due 07/15/21	801,000	805,562
Moody’s Corp.
2.75% due 12/15/21	795,000	803,549
Archer-Daniels-Midland Co.
4.48% due 03/01/21	738,000	803,148
Equifax, Inc.
2.30% due 06/01/21	796,000	792,863

See notes to financial statements.
102 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Non-cyclical – 15.3% (continued)
Anthem, Inc.
3.70% due 08/15/21	$739,000	$771,033
Procter & Gamble – Esop
9.36% due 01/01/21	624,885	714,518
Total Consumer, Non-cyclical		102,453,892

Communications – 9.2%
Verizon Communications, Inc.
3.50% due 11/01/21	3,175,000	3,307,359
4.60% due 04/01/21	2,279,000	2,465,855
3.00% due 11/01/21	2,179,000	2,225,007
1.75% due 08/15/21	1,800,000	1,753,349
3.45% due 03/15/21	1,481,000	1,543,836
AT&T, Inc.
2.80% due 02/17/21	3,298,000	3,340,624
3.88% due 08/15/21	2,621,000	2,751,948
5.00% due 03/01/21	2,282,000	2,482,579
4.45% due 05/15/21	2,282,000	2,444,510
Cisco Systems, Inc.
2.20% due 02/28/21	4,198,000	4,232,013
1.85% due 09/20/21	3,400,000	3,368,550
2.90% due 03/04/21	739,000	762,794
Time Warner, Inc.
4.75% due 03/29/21	1,689,000	1,824,916
4.70% due 01/15/21	1,585,000	1,704,980
NBCUniversal Media LLC
4.38% due 04/01/21	3,177,000	3,445,592
Walt Disney Co.
2.30% due 02/12/21	1,300,000	1,317,030
2.75% due 08/16/21	1,091,000	1,121,679
3.75% due 06/01/21	764,000	815,493
Telefonica Emisiones SAU
5.46% due 02/16/21	2,578,000	2,855,016
Viacom, Inc.
3.88% due 12/15/21	1,188,000	1,246,844
4.50% due 03/01/21	993,000	1,057,444
21st Century Fox America, Inc.
4.50% due 02/15/21	1,789,000	1,928,107
Orange S.A.
4.13% due 09/14/21	1,785,000	1,910,466
Amazon.com, Inc.
3.30% due 12/05/21	1,587,000	1,662,276
Time Warner Cable LLC
4.00% due 09/01/21	1,483,000	1,559,851
Qwest Corp.
6.75% due 12/01/21	1,389,000	1,556,702
eBay, Inc.
2.88% due 08/01/21	1,481,000	1,506,165
Alphabet, Inc.
3.63% due 05/19/21	1,287,000	1,374,686
WPP Finance 2010
4.75% due 11/21/21	1,190,000	1,294,572
CBS Corp.
3.38% due 03/01/22	1,008,000	1,044,905
Discovery Communications LLC
4.38% due 06/15/21	837,000	887,605
Vodafone Group plc
4.38% due 03/16/21	796,000	852,471
Total Communications		61,645,224

Consumer, Cyclical – 8.6%
Ford Motor Credit Co., LLC
5.88% due 08/02/21	3,150,000	3,518,109
3.34% due 03/18/21	2,900,000	2,957,916
5.75% due 02/01/21	2,100,000	2,319,593
3.20% due 01/15/21	2,000,000	2,032,806
General Motors Financial Co., Inc.
3.20% due 07/06/21	3,200,000	3,234,422
4.20% due 03/01/21	2,427,000	2,545,641
3.45% due 01/14/22	2,389,000	2,424,059
4.38% due 09/25/21	2,113,000	2,230,531
Toyota Motor Credit Corp.
1.90% due 04/08/21	2,001,000	1,987,049
3.40% due 09/15/21	1,437,000	1,508,903
4.25% due 01/11/21	1,091,000	1,172,207
2.75% due 05/17/21	790,000	808,439
Walgreens Boots Alliance, Inc.
3.30% due 11/18/21	2,213,000	2,292,664
2.60% due 06/01/21	2,200,000	2,219,402
CVS Health Corp.
2.13% due 06/01/21	3,300,000	3,276,365
4.13% due 05/15/21	689,000	734,129
Home Depot, Inc.
2.00% due 04/01/21	2,001,000	2,006,461
4.40% due 04/01/21	1,629,000	1,767,260
American Honda Finance Corp.
1.70% due 09/09/21	1,597,000	1,569,179
1.65% due 07/12/21	1,000,000	979,863
Gap, Inc.
5.95% due 04/12/21[1]	2,032,000	2,203,554
Lowe’s Cos., Inc.
3.80% due 11/15/21	845,000	901,902
3.75% due 04/15/21	745,000	789,790
Newell Brands, Inc.
3.15% due 04/01/21	1,601,000	1,653,364
Wal-Mart Stores, Inc.
4.25% due 04/15/21	1,487,000	1,616,375

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 103

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Cyclical – 8.6% (continued)
Nordstrom, Inc.
4.00% due 10/15/21	$1,198,000	$1,260,958
Kohl’s Corp.
4.00% due 11/01/21[1]	1,091,000	1,121,353
TJX Companies, Inc.
2.75% due 06/15/21	991,000	1,016,696
Starbucks Corp.
2.10% due 02/04/21	1,000,000	1,009,997
Macy’s Retail Holdings, Inc.
3.88% due 01/15/22	990,000	985,591
VF Corp.
3.50% due 09/01/21	895,000	938,018
Wyndham Worldwide Corp.
4.25% due 03/01/22	860,000	909,253
Tupperware Brands Corp.
4.75% due 06/01/21	794,000	852,295
Johnson Controls, Inc.
4.25% due 03/01/21	522,000	557,239
Total Consumer, Cyclical		57,401,383

Energy – 7.9%
BP Capital Markets plc
4.74% due 03/11/21	2,229,000	2,440,358
3.56% due 11/01/21	1,629,000	1,711,686
2.11% due 09/16/21	1,201,000	1,194,437
Shell International Finance BV
1.88% due 05/10/21	2,501,000	2,482,162
1.75% due 09/12/21	1,801,000	1,776,802
Exxon Mobil Corp.
2.22% due 03/01/21	4,025,000	4,068,514
ConocoPhillips Co.
4.20% due 03/15/21	1,800,000	1,926,740
2.88% due 11/15/21	1,192,000	1,219,927
Energy Transfer, LP
5.20% due 02/01/22	1,664,000	1,813,915
4.65% due 06/01/21	1,139,000	1,215,388
Noble Energy, Inc.
4.15% due 12/15/21	1,931,000	2,044,512
5.63% due 05/01/21	755,000	777,383
Chevron Corp.
2.10% due 05/16/21	2,198,000	2,198,886
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88% due 03/01/22	1,949,000	2,184,959
Kinder Morgan Energy Partners, LP
5.00% due 10/01/21	942,000	1,022,279
3.50% due 03/01/21	993,000	1,022,073
Total Capital International S.A.
2.75% due 06/19/21	1,787,000	1,832,493
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	1,600,000	1,816,887
Marathon Petroleum Corp.
5.13% due 03/01/21	1,641,000	1,792,184
Total Capital S.A.
4.13% due 01/28/21	789,000	845,361
4.25% due 12/15/21	697,000	754,259
Occidental Petroleum Corp.
3.13% due 02/15/22	1,518,000	1,566,468
Anadarko Petroleum Corp.
4.85% due 03/15/21	1,298,000	1,398,443
Tesoro Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
5.25% due 01/15/25	1,194,000	1,267,133
EOG Resources, Inc.
4.10% due 02/01/21	1,089,000	1,154,408
Encana Corp.
3.90% due 11/15/21	1,091,000	1,133,794
Equities Corp.
4.88% due 11/15/21	991,000	1,073,368
Sunoco Logistics Partners Operations, LP
4.40% due 04/01/21	1,000,000	1,061,055
Enterprise Products Operating LLC
2.85% due 04/15/21	1,001,000	1,018,534
Nabors Industries, Inc.
4.63% due 09/15/21	993,000	1,005,413
Baker Hughes, Inc.
3.20% due 08/15/21	952,000	985,010
Halliburton Co.
3.25% due 11/15/21	893,000	922,532
Western Gas Partners, LP
5.38% due 06/01/21	841,000	911,982
Devon Energy Corp.
4.00% due 07/15/21	796,000	830,221
Magellan Midstream Partners, LP
4.25% due 02/01/21	697,000	742,462
Williams Partners, LP
4.00% due 11/15/21	694,000	728,434
Enbridge Energy Partners, LP
4.20% due 09/15/21	542,000	572,317
Canadian Natural Resources Ltd.
3.45% due 11/15/21	493,000	509,475
Total Energy		53,022,254

Technology – 7.5%
Apple, Inc.
2.85% due 05/06/21	5,057,000	5,219,668
2.25% due 02/23/21	4,998,000	5,059,829
1.55% due 08/04/21	1,800,000	1,769,220
Oracle Corp.
1.90% due 09/15/21	6,602,000	6,561,437
2.80% due 07/08/21	2,375,000	2,447,008

See notes to financial statements.
104 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Technology – 7.5% (continued)
HP, Inc.
4.65% due 12/09/21	$2,577,000	$2,793,597
4.30% due 06/01/21	1,737,000	1,851,833
4.38% due 09/15/21	1,437,000	1,540,164
Microsoft Corp.
1.55% due 08/08/21	4,598,000	4,529,522
4.00% due 02/08/21	695,000	747,764
Intel Corp.
3.30% due 10/01/21	2,873,000	3,016,805
1.70% due 05/19/21	1,100,000	1,090,406
International Business Machines Corp.
2.25% due 02/19/21	1,400,000	1,414,049
2.90% due 11/01/21	700,000	720,640
Xerox Corp.
4.50% due 05/15/21	1,583,000	1,674,344
NVIDIA Corp.
2.20% due 09/16/21	1,601,000	1,592,150
Lam Research Corp.
2.80% due 06/15/21	1,398,000	1,417,384
Pitney Bowes, Inc.
3.38% due 10/01/21	1,298,000	1,291,936
Applied Materials, Inc.
4.30% due 06/15/21	1,144,000	1,240,424
Fidelity National Information Services, Inc.
2.25% due 08/15/21	1,050,000	1,044,834
Electronic Arts, Inc.
3.70% due 03/01/21	1,000,000	1,043,559
NetApp, Inc.
3.38% due 06/15/21	993,000	1,026,104
KLA-Tencor Corp.
4.13% due 11/01/21	739,000	787,198
Xilinx, Inc.
3.00% due 03/15/21	595,000	611,963
Total Technology		50,491,838

Industrial – 5.7%
General Electric Co.
4.65% due 10/17/21	2,660,000	2,950,250
5.30% due 02/11/21	2,440,000	2,718,746
4.63% due 01/07/21	2,021,000	2,207,906
Honeywell International, Inc.
1.85% due 11/01/21	2,398,000	2,370,001
4.25% due 03/01/21	1,091,000	1,180,628
John Deere Capital Corp.
2.80% due 03/04/21	991,000	1,016,270
3.15% due 10/15/21	894,000	930,884
2.55% due 01/08/21	700,000	715,420
3.90% due 07/12/21	492,000	525,565
United Parcel Service, Inc.
3.13% due 01/15/21	2,277,000	2,377,901
Caterpillar, Inc.
3.90% due 05/27/21	2,030,000	2,171,274
Arconic, Inc.
5.40% due 04/15/21	1,985,000	2,144,772
Lockheed Martin Corp.
3.35% due 09/15/21	1,587,000	1,662,251
Caterpillar Financial Services Corp.
1.70% due 08/09/21	1,601,000	1,567,454
Vulcan Materials Co.
7.50% due 06/15/21	985,000	1,170,041
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	997,000	1,034,180
Roper Technologies, Inc.
2.80% due 12/15/21	1,000,000	1,014,460
United Technologies Corp.
1.95% due 11/01/21	1,000,000	992,359
PerkinElmer, Inc.
5.00% due 11/15/21	845,000	918,843
3M Co.
1.63% due 09/19/21	920,000	912,829
Emerson Electric Co.
2.63% due 12/01/21	886,000	902,636
Amphenol Corp.
4.00% due 02/01/22	794,000	844,957
Norfolk Southern Corp.
3.25% due 12/01/21	792,000	823,145
Tyco Electronics Group S.A.
3.50% due 02/03/22	779,000	805,938
General Dynamics Corp.
3.88% due 07/15/21	739,000	791,708
Northrop Grumman Corp.
3.50% due 03/15/21	689,000	724,610
Fluor Corp.
3.38% due 09/15/21	662,000	691,628
Republic Services, Inc.
5.25% due 11/15/21	591,000	661,549
Johnson Controls International plc
4.25% due 03/01/21	545,000	581,791
Xylem, Inc.
4.88% due 10/01/21	350,000	381,323
Total Industrial		37,791,319

Basic Materials – 2.9%
EI du Pont de Nemours & Co.
3.63% due 01/15/21	1,632,000	1,711,759
4.25% due 04/01/21	698,000	748,118
International Paper Co.
4.75% due 02/15/22	1,380,000	1,516,207
7.50% due 08/15/21	764,000	912,520

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 105

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Basic Materials – 2.9% (continued)
Dow Chemical Co.
4.13% due 11/15/21	$2,083,000	$2,228,486
Newmont Mining Corp.
3.50% due 03/15/22	1,900,000	1,974,558
Rio Tinto Finance USA Ltd.
4.13% due 05/20/21	900,000	969,272
3.75% due 09/20/21	900,000	957,411
Praxair, Inc.
4.05% due 03/15/21	845,000	902,333
3.00% due 09/01/21	697,000	720,761
Barrick North America Finance LLC
4.40% due 05/30/21	1,487,000	1,612,443
LyondellBasell Industries N.V.
6.00% due 11/15/21	1,400,000	1,596,385
Monsanto Co.
2.75% due 07/15/21	985,000	1,003,377
Goldcorp, Inc.
3.63% due 06/09/21	893,000	927,063
Kinross Gold Corp.
5.13% due 09/01/21	745,000	789,700
Rio Tinto Finance USA plc
3.50% due 03/22/22	715,000	752,343
Total Basic Materials		19,322,736

Utilities – 1.9%
Southern Co.
2.35% due 07/01/21	2,300,000	2,290,492
Duke Energy Corp.
1.80% due 09/01/21	1,000,000	978,931
3.55% due 09/15/21	891,000	933,124
Emera US Finance, LP
2.70% due 06/15/21	1,194,000	1,201,837
PSEG Power LLC
3.00% due 06/15/21	1,000,000	1,020,770
Consolidated Edison, Inc.
2.00% due 05/15/21	1,001,000	992,883
Duke Energy Progress LLC
3.00% due 09/15/21	895,000	924,367
Dominion Energy, Inc.
4.45% due 03/15/21	769,000	829,757
Puget Energy, Inc.
6.00% due 09/01/21	645,000	723,587
National Fuel Gas Co.
4.90% due 12/01/21	644,000	689,123
Southern California Edison Co.
3.88% due 06/01/21	640,000	680,559
Duke Energy Carolinas LLC
3.90% due 06/15/21	591,000	630,827
Ohio Power Co.
5.38% due 10/01/21	492,000	551,748
Total Utilities		12,448,005
Total Corporate Bonds
(Cost $653,252,438)		661,015,422

SECURITIES LENDING COLLATERAL††,2 – 0.6%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	878,682	878,682
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	878,682	878,682
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	878,682	878,682
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	878,682	878,682
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	260,407	260,407
Total Securities Lending Collateral
(Cost $3,775,135)		3,775,135
Total Investments – 99.5%
(Cost $657,027,573)		$664,790,557
Other Assets & Liabilities, net – 0.5%		3,197,168
Total Net Assets – 100.0%		$667,987,725

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2017 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

See Sector Classification in Supplemental Information section.

See notes to financial statements.
106 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	79.4%
United Kingdom	5.0%
Canada	3.1%
France	2.7%
Japan	2.6%
Netherlands	2.4%
Ireland	1.8%
Sweden	1.1%
Germany	0.6%
Switzerland	0.5%
Spain	0.4%
Australia	0.3%
Luxembourg	0.1%
Total Corporate Bonds	100.0%

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$661,015,422	$—	$661,015,422
Securities Lending Collateral	—	3,775,135	—	3,775,135
Total Assets	$—	$664,790,557	$—	$664,790,557

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 107

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6%
Financial – 32.7%
Goldman Sachs Group, Inc.
5.75% due 01/24/22	$7,280,000	$8,236,417
3.00% due 04/26/22	5,360,000	5,430,741
JPMorgan Chase & Co.
4.50% due 01/24/22	5,070,000	5,492,402
3.25% due 09/23/22	4,868,000	5,003,486
HSBC Holdings plc
2.65% due 01/05/22	3,900,000	3,899,555
4.00% due 03/30/22	3,151,000	3,328,546
4.88% due 01/14/22	1,446,000	1,583,079
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	4,546,000	4,853,590
3.95% due 11/09/22	2,300,000	2,409,133
Bank of America Corp.
5.70% due 01/24/22	3,715,000	4,207,342
2.50% due 10/21/22	3,019,000	2,983,394
Citigroup, Inc.
4.50% due 01/14/22	4,150,000	4,476,306
4.05% due 07/30/22	1,359,000	1,427,254
US Bancorp
2.63% due 01/24/22	2,139,000	2,170,593
2.95% due 07/15/22	2,079,000	2,124,532
3.00% due 03/15/22	1,384,000	1,424,641
Barclays Bank plc
7.63% due 11/21/22	4,150,000	4,702,468
Wells Fargo & Co.
3.50% due 03/08/22	3,927,000	4,108,989
Royal Bank of Scotland Group plc
6.13% due 12/15/22	3,613,000	3,962,724
UBS AG/Stamford CT
7.63% due 08/17/22	3,200,000	3,768,000
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.95% due 02/01/22	1,700,000	1,780,191
3.50% due 05/26/22	1,000,000	1,029,976
4.63% due 07/01/22	800,000	858,291
Visa, Inc.
2.80% due 12/14/22	3,486,000	3,572,941
PNC Bank North America
2.70% due 11/01/22	1,750,000	1,760,544
2.63% due 02/17/22	1,600,000	1,620,339
Morgan Stanley
4.88% due 11/01/22	3,045,000	3,324,041
International Lease Finance Corp.
5.88% due 08/15/22	1,166,000	1,326,192
8.63% due 01/15/22	1,065,000	1,321,922
American International Group, Inc.
4.88% due 06/01/22	2,403,000	2,646,358
American Express Credit Corp.
2.70% due 03/03/22	2,517,000	2,547,549
Lloyds Banking Group plc
3.00% due 01/11/22	2,500,000	2,531,840
Bank of Nova Scotia
2.70% due 03/07/22	2,500,000	2,528,407
PNC Financial Services Group, Inc.
3.30% due 03/08/22	1,745,000	1,820,257
2.85% due 11/09/22[1]	680,000	690,621
American Tower Corp.
4.70% due 03/15/22	1,237,000	1,344,933
2.25% due 01/15/22	1,163,000	1,140,455
Barclays plc
3.68% due 01/10/23	2,400,000	2,466,485
Mizuho Financial Group, Inc.
2.95% due 02/28/22	2,400,000	2,428,822
Bank of New York Mellon Corp.
2.60% due 02/07/22	2,139,000	2,162,602
General Electric Capital Corp.
3.15% due 09/07/22	2,012,000	2,103,132
American Express Co.
2.65% due 12/02/22	2,057,000	2,065,224
Royal Bank of Canada
2.75% due 02/01/22	1,948,000	1,988,452
Boston Properties LP
3.85% due 02/01/23	1,840,000	1,940,039
Chubb INA Holdings, Inc.
2.88% due 11/03/22	1,841,000	1,881,699
Bank of Montreal
2.55% due 11/06/22	1,857,000	1,865,769
Banco Santander S.A.
3.50% due 04/11/22	1,800,000	1,838,549
Mitsubishi UFJ Financial Group, Inc.
3.00% due 02/22/22	1,700,000	1,731,742
Capital One Financial Corp.
3.05% due 03/09/22	1,705,000	1,725,845
SunTrust Banks, Inc.
2.70% due 01/27/22	1,655,000	1,668,892
Santander UK Group Holdings plc
3.57% due 01/10/23	1,600,000	1,636,634
Cooperatieve Rabobank UA
2.75% due 01/10/22	1,600,000	1,629,384
Berkshire Hathaway Finance Corp.
3.00% due 05/15/22	1,514,000	1,568,577
ING Groep N.V.
3.15% due 03/29/22	1,500,000	1,530,831
BB&T Corp.
2.75% due 04/01/22	1,500,000	1,524,018
Huntington Bancshares, Inc.
2.30% due 01/14/22	1,543,000	1,523,327
Branch Banking & Trust Co.
2.63% due 01/15/22	1,500,000	1,521,275
Hospitality Properties Trust
4.50% due 06/15/23	972,000	1,026,025
5.00% due 08/15/22	460,000	495,109
Crown Castle International Corp.
4.88% due 04/15/22	1,239,000	1,359,083

See notes to financial statements.
108 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Financial – 32.7% (continued)
CME Group, Inc.
3.00% due 09/15/22	$1,299,000	$1,341,681
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	1,250,000	1,283,648
TD Ameritrade Holding Corp.
2.95% due 04/01/22	1,168,000	1,197,877
Sumitomo Mitsui Financial Group, Inc.
2.85% due 01/11/22	1,166,000	1,183,502
HCP, Inc.
4.00% due 12/01/22	1,122,000	1,174,155
BlackRock, Inc.
3.38% due 06/01/22	1,111,000	1,166,119
Berkshire Hathaway, Inc.
3.40% due 01/31/22	1,088,000	1,152,593
Discover Financial Services
3.85% due 11/21/22	991,000	1,020,819
Digital Realty Trust, LP
3.95% due 07/01/22	964,000	1,015,838
Ventas Realty Limited Partnership / Ventas Capital Corp.
3.25% due 08/15/22	991,000	1,010,344
Welltower, Inc.
3.75% due 03/15/23	963,000	999,325
Simon Property Group, LP
2.35% due 01/30/22	965,000	959,605
Kimco Realty Corp.
3.40% due 11/01/22	869,000	893,444
People’s United Financial, Inc.
3.65% due 12/06/22	850,000	872,354
Northern Trust Corp.
2.38% due 08/02/22	860,000	865,851
Brixmor Operating Partnership, LP
3.88% due 08/15/22	814,000	841,234
Invesco Finance plc
3.13% due 11/30/22	777,000	796,229
Ares Capital Corp.
3.63% due 01/19/22	775,000	780,925
MetLife, Inc.
3.05% due 12/15/22	708,000	725,601
Skandinaviska Enskilda Banken AB
2.80% due 03/11/22	700,000	711,159
Hartford Financial Services Group, Inc.
5.13% due 04/15/22	573,000	640,121
Fifth Third Bancorp
3.50% due 03/15/22	578,000	602,568
Voya Financial, Inc.
5.50% due 07/15/22	466,000	522,611
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	467,000	501,939
Total Financial		169,379,106

Consumer, Non-cyclical – 20.0%
Anheuser-Busch InBev Finance, Inc.
3.30% due 02/01/23	9,777,000	10,088,809
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	4,732,000	4,745,358
3.75% due 01/15/22	3,859,000	4,095,263
AbbVie, Inc.
2.90% due 11/06/22	4,921,000	4,980,043
3.20% due 11/06/22	1,439,000	1,476,834
Kraft Heinz Foods Co.
3.50% due 06/06/22	3,193,000	3,315,904
3.50% due 07/15/22	1,544,000	1,601,976
Allergan Funding SCS
3.45% due 03/15/22	4,718,000	4,897,694
Medtronic, Inc.
3.15% due 03/15/22	3,980,000	4,139,474
Merck & Co., Inc.
2.35% due 02/10/22	1,992,000	2,016,619
2.40% due 09/15/22	1,769,000	1,787,233
GlaxoSmithKline Capital plc
2.85% due 05/08/22	3,237,000	3,332,670
Celgene Corp.
3.55% due 08/15/22	1,755,000	1,836,987
3.25% due 08/15/22	1,353,000	1,395,243
Altria Group, Inc.
2.85% due 08/09/22	3,119,000	3,178,335
PepsiCo, Inc.
2.75% due 03/05/22	1,899,000	1,952,299
3.10% due 07/17/22	1,166,000	1,214,368
Actavis, Inc.
3.25% due 10/01/22	2,852,000	2,921,954
HCA, Inc.
5.88% due 03/15/22	2,375,000	2,642,188
Novartis Capital Corp.
2.40% due 09/21/22	2,163,000	2,189,133
Gilead Sciences, Inc.
3.25% due 09/01/22	1,426,000	1,479,609
1.95% due 03/01/22[2]	675,000	662,913
Amgen, Inc.
3.63% due 05/15/22	1,082,000	1,135,531
2.70% due 05/01/22	772,000	779,745
UnitedHealth Group, Inc.
3.35% due 07/15/22	1,773,000	1,865,224
Reynolds American, Inc.
4.00% due 06/12/22	1,711,000	1,824,347
Express Scripts Holding Co.
3.90% due 02/15/22	1,688,000	1,768,107
Procter & Gamble Co.
2.30% due 02/06/22	1,697,000	1,729,195
Aetna, Inc.
2.75% due 11/15/22	1,702,000	1,717,342

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 109

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BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Consumer, Non-cyclical – 20.0% (continued)
Laboratory Corporation of America Holdings
3.75% due 08/23/22	$811,000	$847,973
3.20% due 02/01/22	818,000	834,936
Biogen, Inc.
3.63% due 09/15/22	1,555,000	1,635,240
Johnson & Johnson
2.25% due 03/03/22	1,556,000	1,576,391
Tyson Foods, Inc.
4.50% due 06/15/22	1,456,000	1,574,730
Constellation Brands, Inc.
6.00% due 05/01/22	1,365,000	1,564,449
Anthem, Inc.
3.13% due 05/15/22	1,459,000	1,496,558
Diageo Investment Corp.
2.88% due 05/11/22	1,393,000	1,433,811
Zimmer Biomet Holdings, Inc.
3.15% due 04/01/22	1,280,000	1,302,420
Philip Morris International, Inc.
2.50% due 08/22/22	1,288,000	1,292,158
Bristol-Myers Squibb Co.
2.00% due 08/01/22	1,280,000	1,260,442
Abbott Laboratories
2.55% due 03/15/22	1,152,000	1,151,012
Catholic Health Initiatives
2.95% due 11/01/22	1,152,000	1,121,431
Zoetis, Inc.
3.25% due 02/01/23	1,073,000	1,106,765
Block Financial LLC
5.50% due 11/01/22	950,000	1,020,589
Colgate-Palmolive Co.
2.30% due 05/03/22	993,000	1,000,952
Humana, Inc.
3.15% due 12/01/22	950,000	969,246
Boston Scientific Corp.
3.38% due 05/15/22	822,000	850,269
Covidien International Finance S.A.
3.20% due 06/15/22	818,000	850,222
Clorox Co.
3.05% due 09/15/22	772,000	795,954
Moody’s Corp.
4.50% due 09/01/22	691,000	745,934
Molson Coors Brewing Co.
3.50% due 05/01/22	636,000	664,446
Kroger Co.
3.40% due 04/15/22	618,000	640,786
Thermo Fisher Scientific, Inc.
3.15% due 01/15/23	488,000	496,965
Conagra Brands, Inc.
3.20% due 01/25/23	488,000	495,463
Equifax, Inc.
3.30% due 12/15/22	434,000	446,647
Total Consumer, Non-cyclical		103,946,186

Communications – 9.8%
AT&T, Inc.
3.00% due 06/30/22	4,382,000	4,413,166
3.00% due 02/15/22	2,971,000	3,001,070
2.63% due 12/01/22	2,286,000	2,251,753
3.80% due 03/15/22	2,146,000	2,237,754
3.60% due 02/17/23	1,743,000	1,787,701
3.20% due 03/01/22	1,000,000	1,018,787
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.46% due 07/23/22	4,966,000	5,334,766
Verizon Communications, Inc.
2.45% due 11/01/22	2,652,000	2,616,116
3.13% due 03/16/22	2,400,000	2,459,978
eBay, Inc.
2.60% due 07/15/22	1,497,000	1,499,025
3.80% due 03/09/22	1,166,000	1,227,594
Comcast Corp.
3.13% due 07/15/22	1,376,000	1,431,698
1.63% due 01/15/22	963,000	941,728
Walt Disney Co.
2.35% due 12/01/22	1,454,000	1,457,967
2.45% due 03/04/22	900,000	910,854
Comcast Cable Communications Holdings, Inc.
9.46% due 11/15/22	1,638,000	2,213,264
Omnicom Group, Inc.
3.63% due 05/01/22	1,987,000	2,082,465
Amazon.com, Inc.
2.50% due 11/29/22	2,050,000	2,070,232
Vodafone Group plc
2.50% due 09/26/22	1,794,000	1,784,151
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	1,738,000	1,776,177
Time Warner, Inc.
3.40% due 06/15/22	927,000	951,850
4.00% due 01/15/22	599,000	632,557
21st Century Fox America, Inc.
3.00% due 09/15/22	1,525,000	1,557,090
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	1,498,000	1,520,205
Motorola Solutions, Inc.
3.75% due 05/15/22	1,010,000	1,032,162
Discovery Communications LLC
3.30% due 05/15/22	992,000	1,001,206
WPP Finance 2010
3.63% due 09/07/22	950,000	986,662

See notes to financial statements.
110 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Communications – 9.8% (continued)
Cisco Systems, Inc.
3.00% due 06/15/22	$647,000	$669,875
Total Communications		50,867,853

Energy – 9.1%
BP Capital Markets plc
3.25% due 05/06/22	2,794,000	2,897,722
3.06% due 03/17/22	1,742,000	1,791,266
2.50% due 11/06/22	1,570,000	1,568,072
Chevron Corp.
2.36% due 12/05/22	3,058,000	3,053,424
2.41% due 03/03/22	1,139,000	1,148,953
Phillips 66
4.30% due 04/01/22	3,174,000	3,438,956
Williams Partners, LP
3.60% due 03/15/22	2,089,000	2,149,670
3.35% due 08/15/22	1,189,000	1,208,308
Enterprise Products Operating LLC
3.35% due 03/15/23	1,933,000	1,994,955
4.05% due 02/15/22	1,156,000	1,231,389
National Oilwell Varco, Inc.
2.60% due 12/01/22	2,212,000	2,184,905
Murphy Oil Corp.
4.70% due 12/01/22	1,088,000	1,066,240
4.00% due 06/01/22	946,000	922,350
Exxon Mobil Corp.
2.40% due 03/06/22	1,920,000	1,941,811
Marathon Oil Corp.
2.80% due 11/01/22	1,821,000	1,779,672
ConocoPhillips Co.
2.40% due 12/15/22	1,775,000	1,760,227
Apache Corp.
3.25% due 04/15/22	1,685,000	1,723,362
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	1,519,000	1,593,039
Devon Energy Corp.
3.25% due 05/15/22	1,568,000	1,586,954
Total Capital International S.A.
2.88% due 02/17/22	1,501,000	1,537,844
Shell International Finance BV
2.38% due 08/21/22	1,453,000	1,456,550
TransCanada PipeLines Ltd.
2.50% due 08/01/22	1,444,000	1,448,195
ONEOK Partners, LP
3.38% due 10/01/22	1,383,000	1,408,969
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.65% due 06/01/22	1,219,000	1,250,851
Regency Energy Partners Limited Partnership /
Regency Energy Finance Corp.
5.00% due 10/01/22	1,113,000	1,215,269
Cenovus Energy, Inc.
3.00% due 08/15/22	1,035,000	1,022,004
Western Gas Partners, LP
4.00% due 07/01/22	976,000	1,015,934
Pioneer Natural Resources Co.
3.95% due 07/15/22	851,000	903,999
Husky Energy, Inc.
3.95% due 04/15/22	760,000	799,072
Total Energy		47,099,962

Industrial – 8.6%
General Electric Co.
2.70% due 10/09/22	5,015,000	5,135,234
United Technologies Corp.
3.10% due 06/01/22	3,768,000	3,907,126
Eaton Corp.
2.75% due 11/02/22	2,478,000	2,514,245
Burlington Northern Santa Fe LLC
3.00% due 03/15/23	1,209,000	1,246,906
3.05% due 09/01/22	949,000	983,614
ABB Finance USA, Inc.
2.88% due 05/08/22	2,047,000	2,104,011
John Deere Capital Corp.
2.65% due 01/06/22	1,100,000	1,122,910
2.75% due 03/15/22	838,000	856,251
Koninklijke Philips N.V.
3.75% due 03/15/22	1,727,000	1,828,496
Raytheon Co.
2.50% due 12/15/22	1,667,000	1,686,495
Deere & Co.
2.60% due 06/08/22	1,599,000	1,625,717
Rockwell Collins, Inc.
2.80% due 03/15/22	1,600,000	1,625,645
General Dynamics Corp.
2.25% due 11/15/22	1,498,000	1,496,571
Thermo Fisher Scientific, Inc.
3.30% due 02/15/22	1,420,000	1,469,557
United Parcel Service, Inc.
2.45% due 10/01/22	1,408,000	1,433,087
Republic Services, Inc.
3.55% due 06/01/22	1,351,000	1,416,413
3M Co.
2.00% due 06/26/22	1,365,000	1,361,642
Union Pacific Corp.
4.16% due 07/15/22	1,161,000	1,263,196
Stanley Black & Decker, Inc.
2.90% due 11/01/22	1,154,000	1,180,854
Arconic, Inc.
5.87% due 02/23/22	1,000,000	1,097,500

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 111

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BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Industrial – 8.6% (continued)
FedEx Corp.
2.63% due 08/01/22	$1,014,000	$1,022,801
Caterpillar Financial Services Corp.
2.85% due 06/01/22	946,000	967,774
Lockheed Martin Corp.
3.10% due 01/15/23	915,000	942,354
Norfolk Southern Corp.
3.00% due 04/01/22	849,000	872,660
Owens Corning
4.20% due 12/15/22	793,000	843,227
Caterpillar, Inc.
2.60% due 06/26/22	818,000	830,597
Tech Data Corp.
3.70% due 02/15/22	780,000	800,814
Roper Technologies, Inc.
3.13% due 11/15/22	728,000	740,992
Jabil, Inc.
4.70% due 09/15/22	664,000	707,160
Waste Management, Inc.
2.90% due 09/15/22	654,000	671,850
Flowserve Corp.
3.50% due 09/15/22	473,000	486,877
Emerson Electric Co.
2.63% due 02/15/23	192,000	195,691
Total Industrial		44,438,267

Technology – 8.0%
Oracle Corp.
2.50% due 10/15/22	4,239,000	4,281,169
2.50% due 05/15/22	4,076,000	4,130,586
Microsoft Corp.
2.40% due 02/06/22	2,924,000	2,972,100
2.38% due 02/12/22	2,331,000	2,366,354
2.65% due 11/03/22	1,750,000	1,790,411
2.13% due 11/15/22	1,282,000	1,279,919
Apple, Inc.
2.50% due 02/09/22	2,436,000	2,473,086
2.70% due 05/13/22	1,889,000	1,934,293
2.15% due 02/09/22	1,780,000	1,778,117
2.85% due 02/23/23	1,173,000	1,198,293
International Business Machines Corp.
2.88% due 11/09/22	1,650,000	1,692,292
2.50% due 01/27/22	1,600,000	1,620,918
1.88% due 08/01/22	1,500,000	1,466,496
Intel Corp.
2.70% due 12/15/22	2,333,000	2,376,806
3.10% due 07/29/22	1,437,000	1,498,054
QUALCOMM, Inc.
3.00% due 05/20/22	3,088,000	3,173,337
Hewlett Packard Enterprise Co.
4.40% due 10/15/22	1,934,000	2,067,158
Fiserv, Inc.
3.50% due 10/01/22	1,037,000	1,077,501
Texas Instruments, Inc.
1.85% due 05/15/22	963,000	949,546
Fidelity National Information Services, Inc.
4.50% due 10/15/22	826,000	895,260
HP, Inc.
4.05% due 09/15/22	664,000	702,942
Total Technology		41,724,638

Consumer, Cyclical – 6.1%
CVS Health Corp.
3.50% due 07/20/22	2,257,000	2,354,292
2.75% due 12/01/22	2,007,000	2,017,578
Toyota Motor Credit Corp.
2.60% due 01/11/22	1,934,000	1,959,769
3.30% due 01/12/22	1,527,000	1,593,505
2.80% due 07/13/22	677,000	689,574
Ford Motor Credit Company LLC
4.25% due 09/20/22	1,700,000	1,785,204
3.22% due 01/09/22	1,100,000	1,109,574
3.34% due 03/28/22	1,000,000	1,013,751
Walgreen Co.
3.10% due 09/15/22	1,947,000	1,992,227
General Motors Financial Company, Inc.
3.45% due 04/10/22	1,918,000	1,946,292
Home Depot, Inc.
2.63% due 06/01/22	1,849,000	1,888,280
McDonald’s Corp.
2.63% due 01/15/22	1,856,000	1,878,355
Target Corp.
2.90% due 01/15/22	1,655,000	1,714,259
Delta Air Lines, Inc.
3.63% due 03/15/22	1,600,000	1,651,934
Marriott International, Inc.
2.30% due 01/15/22	1,479,000	1,467,970
Lowe’s Companies, Inc.
3.12% due 04/15/22	1,264,000	1,314,793
NVR, Inc.
3.95% due 09/15/22	1,076,000	1,130,098
Cintas Corporation No. 2
2.90% due 04/01/22	1,072,000	1,096,161
Costco Wholesale Corp.
2.25% due 02/15/22	976,000	984,269
Starbucks Corp.
2.70% due 06/15/22	915,000	940,604
Mohawk Industries, Inc.
3.85% due 02/01/23	662,000	689,394
AutoZone, Inc.
3.70% due 04/15/22	548,000	573,535
Total Consumer, Cyclical		31,791,418

See notes to financial statements.
112 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Utilities – 2.3%
Exelon Corp.
3.50% due 06/01/22	$1,900,000	$1,946,759
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	1,428,000	1,734,266
FirstEnergy Corp.
4.25% due 03/15/23	1,404,000	1,465,918
Entergy Corp.
4.00% due 07/15/22	1,023,000	1,090,315
Great Plains Energy, Inc.
3.15% due 04/01/22	1,000,000	1,018,059
Duke Energy Corp.
3.05% due 08/15/22	833,000	852,800
Sempra Energy
2.88% due 10/01/22	817,000	822,098
Exelon Generation Company LLC
4.25% due 06/15/22	658,000	697,303
Duke Energy Progress, Inc.
2.80% due 05/15/22	643,000	660,796
Alabama Power Co.
2.45% due 03/30/22	488,000	488,924
Southern California Edison Co.
1.85% due 02/01/22	438,571	433,607
Florida Power & Light Co.
2.75% due 06/01/23	292,000	297,658
Virginia Electric & Power Co.
2.75% due 03/15/23	292,000	295,393
Total Utilities		11,803,896

Basic Materials – 2.0%
Dow Chemical Co.
3.00% due 11/15/22	2,103,000	2,146,241
Praxair, Inc.
2.45% due 02/15/22	876,000	884,075
2.20% due 08/15/22	722,000	717,282
Eastman Chemical Co.
3.60% due 08/15/22	1,205,000	1,258,059
Rio Tinto Finance USA plc
2.88% due 08/21/22	1,219,000	1,246,837
Agrium, Inc.
3.15% due 10/01/22	1,028,000	1,052,828
Celanese US Holdings LLC
4.63% due 11/15/22	771,000	839,177
Nucor Corp.
4.13% due 09/15/22	658,000	710,520
Goldcorp, Inc.
3.70% due 03/15/23	680,000	705,596
Syngenta Finance N.V.
3.13% due 03/28/22	580,000	585,700
Total Basic Materials		10,146,315
Total Corporate Bonds
(Cost $504,946,930)		511,197,641
SECURITIES LENDING COLLATERAL††,3 – 0.1%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	250,000	250,000
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	250,000	250,000
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	44,451	44,451
Total Securities Lending Collateral
(Cost $544,451)		544,451
Total Investments – 98.7%
(Cost $505,491,381)		$511,742,092
Other Assets & Liabilities, net – 1.3%		6,661,890
Total Net Assets – 100.0%		$518,403,982

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at May 31, 2017 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	82.4%
United Kingdom	7.5%
Netherlands	2.8%
Canada	2.2%
Japan	1.3%
Luxembourg	1.1%
Switzerland	0.8%
Ireland	0.7%
Other	1.2%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 113

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$511,197,641	$—	$511,197,641
Securities Lending Collateral	—	544,451	—	544,451
Total Assets	$—	$511,742,092	$—	$511,742,092

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
114 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0%
Financial – 29.3%
JPMorgan Chase & Co.
3.20% due 01/25/23	$2,025,000	$2,067,699
3.38% due 05/01/23	1,481,000	1,509,834
2.70% due 05/18/23	1,366,000	1,355,109
2.97% due 01/15/23	938,000	951,161
Wells Fargo & Co.
3.07% due 01/24/23	2,900,000	2,948,883
3.45% due 02/13/23	1,325,000	1,361,221
4.13% due 08/15/23	1,263,000	1,340,956
Bank of America Corp.
3.30% due 01/11/23	3,035,000	3,091,484
4.10% due 07/24/23	1,581,000	1,676,404
Royal Bank of Scotland Group plc
3.88% due 09/12/23	2,000,000	2,030,618
6.00% due 12/19/23	1,535,000	1,689,691
6.10% due 06/10/23	952,000	1,045,204
Morgan Stanley
3.75% due 02/25/23	1,778,000	1,857,990
4.10% due 05/22/23	1,770,000	1,857,401
Berkshire Hathaway, Inc.
2.75% due 03/15/23	1,644,000	1,662,982
3.00% due 02/11/23	680,000	702,464
Citigroup, Inc.
3.88% due 10/25/23	863,000	907,572
3.50% due 05/15/23	819,000	836,853
3.38% due 03/01/23	210,000	215,522
Goldman Sachs Group, Inc.
3.63% due 01/22/23	1,774,000	1,839,714
HSBC Holdings plc
3.60% due 05/25/23	1,500,000	1,548,717
Cooperatieve Rabobank UA
4.63% due 12/01/23	1,400,000	1,509,509
State Street Corp.
3.70% due 11/20/23	751,000	796,857
3.10% due 05/15/23	636,000	650,447
Boston Properties, LP
3.80% due 02/01/24	651,000	676,939
3.13% due 09/01/23	636,000	645,736
Crown Castle International Corp.
5.25% due 01/15/23	1,132,000	1,265,893
Discover Bank
4.20% due 08/08/23	1,000,000	1,055,755
Capital One Bank USA North America
3.38% due 02/15/23	1,000,000	1,012,495
American Tower Corp.
3.50% due 01/31/23	944,000	973,475
PNC Bank North America
3.80% due 07/25/23	500,000	528,943
2.95% due 01/30/23	406,000	413,216
Simon Property Group, LP
3.75% due 02/01/24	432,000	451,704
2.75% due 02/01/23	418,000	417,683
MetLife, Inc.
4.37% due 09/15/23	726,000	797,071
Bank of New York Mellon Corp.
2.20% due 08/16/23	741,000	723,216
Ameriprise Financial, Inc.
4.00% due 10/15/23	636,000	684,054
U.S. Bancorp
3.70% due 01/30/24	636,000	677,002
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85% due 04/15/23	636,000	669,449
HCP, Inc.
4.25% due 11/15/23	636,000	668,738
Fifth Third Bancorp
4.30% due 01/16/24	608,000	644,626
Capital One Financial Corp.
3.50% due 06/15/23	594,000	608,775
Brixmor Operating Partnership, LP
3.25% due 09/15/23	549,000	543,649
Sumitomo Mitsui Banking Corp.
3.95% due 07/19/23	500,000	532,943
Air Lease Corp.
3.00% due 09/15/23	522,000	519,145
Aflac, Inc.
3.63% due 06/15/23	488,000	517,005
Loews Corp.
2.63% due 05/15/23	496,000	494,934
Mitsubishi UFJ Financial Group, Inc.
2.53% due 09/13/23	500,000	493,299
Realty Income Corp.
4.65% due 08/01/23	452,000	492,277
Allstate Corp.
3.15% due 06/15/23	476,000	491,657
Prologis, LP
4.25% due 08/15/23	452,000	490,540
Alexandria Real Estate Equities, Inc.
3.90% due 06/15/23	452,000	469,208
Jefferies Group LLC
5.13% due 01/20/23	420,000	460,234
ERP Operating, LP
3.00% due 04/15/23	452,000	453,785
Weyerhaeuser Co.
4.63% due 09/15/23	405,000	443,023
VEREIT Operating Partnership, LP
4.60% due 02/06/24	210,000	220,038
Omega Healthcare Investors, Inc.
4.38% due 08/01/23	210,000	216,158
SunTrust Bank/Atlanta GA
2.75% due 05/01/23	200,000	200,970
Total Financial		55,407,927

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 115

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BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Consumer, Non-cyclical – 18.7%
Thermo Fisher Scientific, Inc.
3.00% due 04/15/23	$852,000	$866,890
3.15% due 01/15/23	823,000	838,119
4.15% due 02/01/24	757,000	811,081
PepsiCo, Inc.
3.60% due 03/01/24	975,000	1,028,755
2.75% due 03/01/23	880,000	895,878
Shire Acquisitions Investments Ireland DAC
2.88% due 09/23/23	1,884,000	1,869,123
Coca-Cola Co.
3.20% due 11/01/23	1,314,000	1,371,912
2.50% due 04/01/23	488,000	492,599
Abbott Laboratories
3.40% due 11/30/23	1,042,000	1,067,576
3.25% due 04/15/23	636,000	646,663
Philip Morris International, Inc.
3.60% due 11/15/23	588,000	620,747
2.63% due 03/06/23	452,000	452,988
2.13% due 05/10/23	452,000	439,075
Merck & Co., Inc.
2.80% due 05/18/23	1,447,000	1,480,890
Johnson & Johnson
2.05% due 03/01/23	728,000	724,000
3.38% due 12/05/23	636,000	676,591
Constellation Brands, Inc.
4.25% due 05/01/23	1,042,000	1,121,385
HCA, Inc.
4.75% due 05/01/23	1,036,000	1,107,639
UnitedHealth Group, Inc.
2.88% due 03/15/23	636,000	649,250
2.75% due 02/15/23	314,000	318,036
Medtronic, Inc.
3.63% due 03/15/24	453,000	479,429
2.75% due 04/01/23	452,000	456,109
Aetna, Inc.
2.80% due 06/15/23	908,000	910,845
Zoetis, Inc.
3.25% due 02/01/23	871,000	898,409
Diageo Capital plc
2.63% due 04/29/23	863,000	871,391
Howard Hughes Corp.
3.50% due 09/01/23	773,000	819,072
Anheuser-Busch InBev Finance, Inc.
2.63% due 01/17/23	819,000	818,928
Express Scripts Holding Co.
3.00% due 07/15/23	822,000	817,768
McKesson Corp.
3.80% due 03/15/24	652,000	681,804
Kroger Co.
4.00% due 02/01/24	452,000	478,894
3.85% due 08/01/23	176,000	185,223
Procter & Gamble Co.
3.10% due 08/15/23	636,000	664,077
Bristol-Myers Squibb Co.
3.25% due 11/01/23	636,000	661,892
Anthem, Inc.
3.30% due 01/15/23	636,000	652,799
GlaxoSmithKline Capital, Inc.
2.80% due 03/18/23	636,000	648,218
Celgene Corp.
4.00% due 08/15/23	576,000	616,512
Reynolds American, Inc.
4.85% due 09/15/23	544,000	601,347
AbbVie, Inc.
2.85% due 05/14/23	580,000	580,057
Conagra Brands, Inc.
3.20% due 01/25/23	570,000	578,717
Mondelez International, Inc.
4.00% due 02/01/24	500,000	530,989
Kellogg Co.
2.65% due 12/01/23	522,000	517,453
Gilead Sciences, Inc.
2.50% due 09/01/23	522,000	514,546
Pfizer, Inc.
3.00% due 06/15/23	496,000	513,709
Amgen, Inc.
2.25% due 08/19/23	522,000	510,010
Cardinal Health, Inc.
3.20% due 03/15/23	487,000	498,858
General Mills, Inc.
3.65% due 02/15/24	452,000	476,495
Colgate-Palmolive Co.
1.95% due 02/01/23	452,000	444,418
Mylan, Inc.
4.20% due 11/29/23	403,000	424,091
Moody’s Corp.
4.88% due 02/15/24	357,000	395,450
Dr Pepper Snapple Group, Inc.
3.13% due 12/15/23	314,000	321,306
Total System Services, Inc.
3.75% due 06/01/23	176,000	180,819
Total Consumer, Non-cyclical		35,228,832

Energy – 12.4%
BP Capital Markets plc
3.22% due 11/28/23	938,000	960,227
2.75% due 05/10/23	909,000	914,877
3.99% due 09/26/23	452,000	483,260
Chevron Corp.
3.19% due 06/24/23	1,674,000	1,732,403
2.57% due 05/16/23	544,000	548,489
Exxon Mobil Corp.
2.73% due 03/01/23	908,000	922,839
3.18% due 03/15/24	812,000	844,681

See notes to financial statements.
116 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Energy – 12.4% (continued)
Shell International Finance BV
2.25% due 01/06/23	$819,000	$809,043
3.40% due 08/12/23	732,000	765,903
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	1,200,000	1,340,275
Schlumberger Investment S.A.
3.65% due 12/01/23	1,220,000	1,290,783
EOG Resources, Inc.
2.63% due 03/15/23	1,052,000	1,046,434
Kinder Morgan Energy Partners, LP
3.50% due 09/01/23	594,000	605,986
3.45% due 02/15/23	386,000	391,297
Spectra Energy Partners, LP
4.75% due 03/15/24	892,000	967,535
Williams Partners, LP / ACMP Finance Corp.
4.88% due 05/15/23	820,000	846,650
Halliburton Co.
3.50% due 08/01/23	771,000	799,163
Occidental Petroleum Corp.
2.70% due 02/15/23	715,000	721,148
Total Capital Canada Ltd.
2.75% due 07/15/23	704,000	714,474
MPLX, LP
4.50% due 07/15/23	651,000	694,323
Enterprise Products Operating LLC
3.90% due 02/15/24	651,000	684,982
TransCanada PipeLines Ltd.
3.75% due 10/16/23	636,000	670,757
Buckeye Partners, LP
4.15% due 07/01/23	594,000	620,421
Plains All American Pipeline, LP / PAA Finance Corp.
3.85% due 10/15/23	588,000	601,702
Apache Corp.
2.63% due 01/15/23	576,000	569,757
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50% due 11/01/23	525,000	554,985
Total Capital International S.A.
2.70% due 01/25/23	544,000	551,550
Williams Partners, LP
4.50% due 11/15/23	476,000	508,485
Energy Transfer, LP
3.60% due 02/01/23	403,000	410,410
Enbridge, Inc.
4.00% due 10/01/23	360,000	378,206
DCP Midstream Operating, LP
3.88% due 03/15/23	229,000	224,878
Spectra Energy Capital LLC
3.30% due 03/15/23	176,000	176,447
Total Energy		23,352,370

Communications – 10.3%
Verizon Communications, Inc.
5.15% due 09/15/23	5,600,000	6,273,529
4.15% due 03/15/24	1,042,000	1,104,871
AT&T, Inc.
3.60% due 02/17/23	1,862,000	1,909,753
Comcast Corp.
2.75% due 03/01/23	728,000	738,761
2.85% due 01/15/23	636,000	648,670
Vodafone Group plc
2.95% due 02/19/23	1,301,000	1,314,182
Rogers Communications, Inc.
4.10% due 10/01/23	771,000	822,872
3.00% due 03/15/23	418,000	423,663
Viacom, Inc.
4.25% due 09/01/23	1,028,000	1,076,503
Time Warner Entertainment Co., LP
8.38% due 03/15/23	773,000	977,791
NBCUniversal Media LLC
2.88% due 01/15/23	820,000	837,698
Telefonica Emisiones SAU
4.57% due 04/27/23	750,000	817,451
Cisco Systems, Inc.
2.20% due 09/20/23	522,000	513,547
2.60% due 02/28/23	229,000	231,379
Motorola Solutions, Inc.
3.50% due 03/01/23	684,000	687,715
Thomson Reuters Corp.
4.30% due 11/23/23	592,000	633,225
Time Warner, Inc.
4.05% due 12/15/23	176,000	186,631
Interpublic Group of Cos., Inc.
3.75% due 02/15/23	176,000	183,602
Total Communications		19,381,843

Consumer, Cyclical – 8.7%
Home Depot, Inc.
3.75% due 02/15/24	863,000	924,761
2.70% due 04/01/23	636,000	649,374
General Motors Financial Co., Inc.
3.70% due 05/09/23	908,000	915,842
4.25% due 05/15/23	617,000	639,852
General Motors Co.
4.88% due 10/02/23	1,363,000	1,454,164
Wal-Mart Stores, Inc.
2.55% due 04/11/23	1,400,000	1,424,455
Newell Brands, Inc.
3.85% due 04/01/23	1,308,000	1,381,218
CVS Health Corp.
4.00% due 12/05/23	1,092,000	1,156,989
Ford Motor Credit Co. LLC
4.38% due 08/06/23	900,000	943,474

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 117

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Consumer, Cyclical – 8.7% (continued)
Toyota Motor Credit Corp.
2.25% due 10/18/23	$522,000	$511,166
2.63% due 01/10/23[1]	360,000	364,383
Ford Motor Credit Company LLC
3.10% due 05/04/23	800,000	785,439
Delphi Corp.
4.15% due 03/15/24	679,000	719,368
Starbucks Corp.
3.85% due 10/01/23	660,000	718,841
Lowe’s Cos., Inc.
3.88% due 09/15/23	588,000	637,748
QVC, Inc.
4.38% due 03/15/23	592,000	600,499
Dollar General Corp.
3.25% due 04/15/23	588,000	600,128
Macy’s Retail Holdings, Inc.
2.88% due 02/15/23	636,000	591,495
Walgreens Boots Alliance, Inc.
3.10% due 06/01/23	544,000	551,154
Staples, Inc.
4.38% due 01/12/23[1]	314,000	323,458
AutoZone, Inc.
3.13% due 07/15/23	229,000	231,606
TJX Cos., Inc.
2.50% due 05/15/23	176,000	175,976
NIKE, Inc.
2.25% due 05/01/23	176,000	175,113
Total Consumer, Cyclical		16,476,503

Technology – 8.1%
Apple, Inc.
2.40% due 05/03/23	4,083,000	4,066,395
2.85% due 02/23/23	1,173,000	1,198,293
Microsoft Corp.
3.63% due 12/15/23	1,108,000	1,183,619
2.00% due 08/08/23	1,200,000	1,173,240
2.38% due 05/01/23	636,000	636,660
Oracle Corp.
2.40% due 09/15/23	1,868,000	1,852,714
3.63% due 07/15/23	836,000	888,243
International Business Machines Corp.
3.38% due 08/01/23	1,100,000	1,150,591
Seagate HDD Cayman
4.75% due 06/01/23	888,000	912,531
Fidelity National Information Services, Inc.
3.50% due 04/15/23	728,000	754,496
Analog Devices, Inc.
3.13% due 12/05/23	418,000	426,503
2.88% due 06/01/23	268,000	269,086
Maxim Integrated Products, Inc.
3.38% due 03/15/23	522,000	532,744
Texas Instruments, Inc.
2.25% due 05/01/23	282,000	278,845
Total Technology		15,323,960

Industrial – 5.3%
General Electric Co.
3.10% due 01/09/23	1,219,000	1,269,745
John Deere Capital Corp.
2.80% due 03/06/23	952,000	968,534
2.80% due 01/27/23	178,000	181,289
Northrop Grumman Corp.
3.25% due 08/01/23	960,000	999,300
CSX Corp.
3.70% due 11/01/23	696,000	737,653
Caterpillar Financial Services Corp.
3.75% due 11/24/23	636,000	681,088
Precision Castparts Corp.
2.50% due 01/15/23	620,000	621,832
Illinois Tool Works, Inc.
3.50% due 03/01/24	576,000	609,398
Ingersoll-Rand Global Holding Co., Ltd.
4.25% due 06/15/23	544,000	590,290
Burlington Northern Santa Fe, LLC
3.85% due 09/01/23	544,000	586,148
Norfolk Southern Corp.
2.90% due 02/15/23	504,000	512,582
Packaging Corp. of America
4.50% due 11/01/23	455,000	495,036
Republic Services, Inc.
4.75% due 05/15/23	326,000	362,125
General Dynamics Corp.
1.88% due 08/15/23	360,000	348,485
Emerson Electric Co.
2.63% due 02/15/23	317,000	323,093
Agilent Technologies, Inc.
3.88% due 07/15/23	268,000	281,824
Waste Management, Inc.
2.40% due 05/15/23	230,000	227,917
Cummins, Inc.
3.65% due 10/01/23	176,000	187,399
Total Industrial		9,983,738

Basic Materials – 3.2%
Freeport-McMoRan, Inc.
3.88% due 03/15/23	1,520,000	1,420,288
Nucor Corp.
4.00% due 08/01/23	636,000	678,199
Agrium, Inc.
3.50% due 06/01/23	636,000	649,659
El du Pont de Nemours & Co.
2.80% due 02/15/23	636,000	640,558
Goldcorp, Inc.
3.70% due 03/15/23	613,000	636,074

See notes to financial statements.
118 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Basic Materials – 3.2% (continued)
LYB International Finance BV
4.00% due 07/15/23	$544,000	$579,721
Mosaic Co.
4.25% due 11/15/23	488,000	514,379
Praxair, Inc.
2.70% due 02/21/23	360,000	364,395
Barrick Gold Corp.
4.10% due 05/01/23	294,000	320,395
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	176,000	186,442
Total Basic Materials		5,990,110

Utilities – 2.8%
Florida Power & Light Co.
3.25% due 06/01/24	437,000	454,938
2.75% due 06/01/23	412,000	419,984
Southern Co.
2.95% due 07/01/23	820,000	818,251
Public Service Electric & Gas Co.
2.38% due 05/15/23	578,000	576,879
National Fuel Gas Co.
3.75% due 03/01/23	544,000	552,796
Southern California Edison Co.
3.50% due 10/01/23	452,000	475,443
Black Hills Corp.
4.25% due 11/30/23	360,000	384,920
Sempra Energy
4.05% due 12/01/23	360,000	382,115
PPL Capital Funding, Inc.
3.40% due 06/01/23	360,000	370,287
Duke Energy Carolinas LLC
2.50% due 03/15/23	314,000	315,683
Virginia Electric & Power Co.
2.75% due 03/15/23	307,000	310,567
Delmarva Power & Light Co.
3.50% due 11/15/23	178,000	187,015
Total Utilities		5,248,878

Diversified – 0.2%
Leucadia National Corp.
5.50% due 10/18/23	452,000	488,479
Total Corporate Bonds
(Cost $183,630,473)		186,882,640

SECURITIES LENDING COLLATERAL††,2 – 0.3%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	250,000	250,000
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	250,000	250,000
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	52,922	52,922
Total Securities Lending Collateral
(Cost $552,922)		552,922
Total Investments – 99.3%
(Cost $184,183,395)		$187,435,562
Other Assets & Liabilities, net – 0.7%		1,300,876
Total Net Assets – 100.0%		$188,736,438

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2017 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	86.0%
United Kingdom	5.8%
Canada	2.8%
Netherlands	2.0%
Ireland	1.0%
Luxembourg	0.7%
Japan	0.5%
Cayman Islands	0.5%
Spain	0.4%
France	0.3%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 119

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$186,882,640	$—	$186,882,640
Securities Lending Collateral	—	552,922	—	552,922
Total Assets	$—	$187,435,562	$—	$187,435,562

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
120 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9%
Financial – 38.0%
Bank of America Corp.
4.20% due 08/26/24	$2,401,000	$2,501,071
4.00% due 04/01/24	2,115,000	2,224,119
4.13% due 01/22/24	1,931,000	2,048,393
JPMorgan Chase & Co.
3.88% due 09/10/24	2,149,000	2,223,736
3.63% due 05/13/24	1,189,000	1,235,535
3.13% due 01/23/25	1,148,000	1,148,113
3.88% due 02/01/24	889,000	936,000
Morgan Stanley
3.70% due 10/23/24	2,558,000	2,642,678
3.88% due 04/29/24	2,480,000	2,592,800
Goldman Sachs Group, Inc.
4.00% due 03/03/24	1,971,000	2,072,810
3.85% due 07/08/24	1,281,000	1,336,279
3.50% due 01/23/25	1,044,000	1,058,100
Credit Suisse AG NY
3.63% due 09/09/24	2,550,000	2,642,115
Wells Fargo & Co.
3.30% due 09/09/24	1,777,000	1,806,132
4.48% due 01/16/24	549,000	590,811
Royal Bank of Scotland Group plc
5.13% due 05/28/24	2,000,000	2,099,700
Bank of New York Mellon Corp.
3.40% due 05/15/24	676,000	703,126
3.65% due 02/04/24	472,000	498,716
3.25% due 09/11/24	418,000	429,741
HSBC Holdings plc
4.25% due 03/14/24	1,450,000	1,509,821
Deutsche Bank AG
3.70% due 05/30/24	1,444,000	1,444,842
Citigroup, Inc.
4.00% due 08/05/24	678,000	700,619
3.75% due 06/16/24	394,000	408,876
Synchrony Financial
4.25% due 08/15/24	1,047,000	1,074,676
Sumitomo Mitsui Banking Corp.
3.95% due 01/10/24	500,000	533,072
3.40% due 07/11/24	500,000	516,481
State Street Corp.
3.30% due 12/16/24	969,000	1,004,995
Santander UK plc
4.00% due 03/13/24	913,000	969,299
American International Group, Inc.
4.13% due 02/15/24	891,000	943,835
BlackRock, Inc.
3.50% due 03/18/24	889,000	940,471
Mastercard, Inc.
3.38% due 04/01/24	891,000	935,841
Intesa Sanpaolo SpA
5.25% due 01/12/24	850,000	923,630
Barclays plc
4.38% due 09/11/24	900,000	921,015
MPT Operating Partnership Limited Partnership /
MPT Finance Corp.
6.38% due 03/01/24	836,000	915,420
American Express Co.
3.63% due 12/05/24	865,000	894,130
MetLife, Inc.
3.60% due 04/10/24	783,000	826,947
BPCE S.A.
4.00% due 04/15/24	750,000	795,169
US Bancorp
3.60% due 09/11/24	732,000	764,079
Simon Property Group, LP
3.38% due 10/01/24	735,000	748,880
BNP Paribas S.A.
4.25% due 10/15/24	700,000	728,911
American Tower Corp.
5.00% due 02/15/24	655,000	723,653
HCP, Inc.
3.88% due 08/15/24	681,000	696,427
Aflac, Inc.
3.63% due 11/15/24	657,000	690,498
Prudential Financial, Inc.
3.50% due 05/15/24	654,000	685,694
Discover Financial Services
3.95% due 11/06/24	654,000	666,721
Chubb INA Holdings, Inc.
3.35% due 05/15/24	639,000	663,841
PNC Financial Services Group, Inc.
3.90% due 04/29/24	615,000	648,658
Lloyds Banking Group plc
4.50% due 11/04/24	600,000	630,210
HSBC USA, Inc.
3.50% due 06/23/24	600,000	620,131
Aon plc
3.50% due 06/14/24	605,000	619,960
Brookfield Finance LLC
4.00% due 04/01/24	600,000	619,051
Capital One Financial Corp.
3.75% due 04/24/24	553,000	567,267
Marsh & McLennan Companies, Inc.
3.50% due 06/03/24	522,000	542,042
PNC Bank North America
3.30% due 10/30/24	500,000	515,335

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 121

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Financial – 38.0% (continued)
Invesco Finance plc
4.00% due 01/30/24	$472,000	$504,043
Ameriprise Financial, Inc.
3.70% due 10/15/24	472,000	494,206
CNA Financial Corp.
3.95% due 05/15/24	466,000	486,781
Brown & Brown, Inc.
4.20% due 09/15/24	446,000	472,088
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24[1]	419,000	452,449
WP Carey, Inc.
4.60% due 04/01/24	419,000	439,748
Nasdaq, Inc.
4.25% due 06/01/24	318,000	337,056
Air Lease Corp.
4.25% due 09/15/24	238,000	251,385
Stifel Financial Corp.
4.25% due 07/18/24	210,000	215,799
Total Financial		61,834,027

Energy – 16.3%
Sabine Pass Liquefaction LLC
5.75% due 05/15/24	1,700,000	1,906,852
5.63% due 03/01/25	1,670,000	1,857,457
BP Capital Markets plc
3.81% due 02/10/24	1,043,000	1,098,996
3.22% due 04/14/24	1,000,000	1,017,263
3.54% due 11/04/24	606,000	627,513
Total Capital International S.A.
3.75% due 04/10/24	1,047,000	1,113,759
3.70% due 01/15/24	812,000	859,314
Kinder Morgan Energy Partners, LP
4.30% due 05/01/24	627,000	656,508
4.15% due 02/01/24	631,000	654,917
4.25% due 09/01/24	367,000	384,238
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	1,500,000	1,584,235
MPLX, LP
4.88% due 12/01/24	1,044,000	1,123,175
Williams Partners, LP
4.30% due 03/04/24	948,000	999,577
Statoil ASA
3.70% due 03/01/24	918,000	972,729
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.60% due 11/01/24	891,000	881,099
Noble Energy, Inc.
3.90% due 11/15/24	795,000	823,428
Chevron Corp.
2.90% due 03/03/24	700,000	711,957
ConocoPhillips Co.
3.35% due 11/15/24	631,000	651,340
Cimarex Energy Co.
4.38% due 06/01/24	608,000	641,919
Enable Midstream Partners, LP
3.90% due 05/15/24	626,000	623,197
Suncor Energy, Inc.
3.60% due 12/01/24	572,000	591,389
Husky Energy, Inc.
4.00% due 04/15/24	575,000	590,271
Boardwalk Pipelines, LP
4.95% due 12/15/24	522,000	561,488
Murphy Oil Corp.
6.88% due 08/15/24	522,000	548,100
Williams Partners Limited Partnership / ACMP Finance Corp.
4.88% due 03/15/24	471,000	489,251
Marathon Petroleum Corp.
3.63% due 09/15/24	473,000	478,419
Anadarko Petroleum Corp.
3.45% due 07/15/24	471,000	465,920
Helmerich & Payne International Drilling Co.
4.65% due 03/15/25	418,000	443,808
Kerr-McGee Corp.
6.95% due 07/01/24	364,000	434,051
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	400,000	413,832
Canadian Natural Resources Ltd.
3.80% due 04/15/24	397,000	405,788
Oceaneering International, Inc.
4.65% due 11/15/24	400,000	403,928
Enbridge, Inc.
3.50% due 06/10/24	397,000	401,288
ONEOK Partners, LP
4.90% due 03/15/25[1]	314,000	339,388
EnLink Midstream Partners, LP
4.40% due 04/01/24	314,000	324,809
Ensco plc
4.50% due 10/01/24	282,000	233,355
Equities Midstream Partners, LP
4.00% due 08/01/24	190,000	195,547
Total Energy		26,510,105

See notes to financial statements.
122 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Non-cyclical – 11.9%
HCA, Inc.
5.00% due 03/15/24	$1,629,000	$1,749,383
Altria Group, Inc.
4.00% due 01/31/24	1,439,000	1,541,907
Novartis Capital Corp.
3.40% due 05/06/24	1,465,000	1,538,047
Becton Dickinson and Co.
3.73% due 12/15/24	1,413,000	1,442,963
Gilead Sciences, Inc.
3.70% due 04/01/24	1,259,000	1,314,990
Amgen, Inc.
3.63% due 05/22/24	1,251,000	1,314,192
Anheuser-Busch InBev Finance, Inc.
3.70% due 02/01/24	1,147,000	1,206,932
Tyson Foods, Inc.
3.95% due 08/15/24	861,000	904,211
Pfizer, Inc.
3.40% due 05/15/24	813,000	858,419
Allergan Funding SCS
3.85% due 06/15/24	811,000	846,287
Philip Morris International, Inc.
3.25% due 11/10/24	813,000	835,112
Celgene Corp.
3.63% due 05/15/24	783,000	812,477
AmerisourceBergen Corp.
3.40% due 05/15/24	710,000	730,238
Express Scripts Holding Co.
3.50% due 06/15/24	553,000	556,094
Humana, Inc.
3.85% due 10/01/24	522,000	544,226
Stryker Corp.
3.38% due 05/15/24	522,000	536,130
Anthem, Inc.
3.50% due 08/15/24	473,000	484,992
Wyeth LLC
6.45% due 02/01/24	394,000	480,760
Aetna, Inc.
3.50% due 11/15/24	400,000	415,466
Perrigo Finance Unlimited Co.
3.90% due 12/15/24	400,000	408,931
Colgate-Palmolive Co.
3.25% due 03/15/24	367,000	385,181
Clorox Co.
3.50% due 12/15/24	367,000	382,704
CDK Global, Inc.
5.00% due 10/15/24	136,000	141,350
Total Consumer, Non-cyclical		19,430,992

Communications – 9.4%
AT&T, Inc.
4.45% due 04/01/24	1,135,000	1,202,194
3.90% due 03/11/24	801,000	827,906
3.80% due 03/01/24	700,000	717,886
Comcast Corp.
3.00% due 02/01/24	1,356,000	1,379,761
3.60% due 03/01/24	657,000	694,864
Verizon Communications, Inc.
3.50% due 11/01/24	2,026,000	2,058,087
Amazon.com, Inc.
3.80% due 12/05/24	973,000	1,049,404
Cisco Systems, Inc.
3.63% due 03/04/24	869,000	925,163
Alphabet, Inc.
3.38% due 02/25/24	771,000	814,760
WPP Finance 2010
3.75% due 09/19/24	684,000	704,980
Time Warner, Inc.
3.55% due 06/01/24	667,000	677,187
eBay, Inc.
3.45% due 08/01/24	583,000	594,609
CBS Corp.
3.70% due 08/15/24	575,000	590,963
21st Century Fox America, Inc.
3.70% due 09/15/24	533,000	553,764
Omnicom Group, Inc.
3.65% due 11/01/24	523,000	540,829
Interpublic Group of Companies, Inc.
4.20% due 04/15/24	400,000	425,648
Scripps Networks Interactive, Inc.
3.90% due 11/15/24	400,000	416,707
Viacom, Inc.
3.88% due 04/01/24	367,000	373,022
Motorola Solutions, Inc.
4.00% due 09/01/24	277,000	281,817
Expedia, Inc.
4.50% due 08/15/24	253,000	267,233
Juniper Networks, Inc.
4.50% due 03/15/24	210,000	223,636
Total Communications		15,320,420

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 123

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BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Technology – 6.9%
Apple, Inc.
3.45% due 05/06/24	$2,168,000	$2,274,746
3.00% due 02/09/24	1,400,000	1,433,526
International Business Machines Corp.
3.63% due 02/12/24	1,800,000	1,892,930
Microsoft Corp.
2.88% due 02/06/24	1,800,000	1,834,362
Oracle Corp.
3.40% due 07/08/24	1,649,000	1,718,924
KLA-Tencor Corp.
4.65% due 11/01/24	1,107,000	1,202,819
Fidelity National Information Services, Inc.
3.88% due 06/05/24	453,000	474,532
Pitney Bowes, Inc.
4.63% due 03/15/24[1]	305,000	311,801
Total Technology		11,143,640

Consumer, Cyclical – 5.8%
Walgreens Boots Alliance, Inc.
3.80% due 11/18/24	1,629,000	1,694,556
Ford Motor Credit Company LLC
3.81% due 01/09/24	700,000	712,234
3.66% due 09/08/24	600,000	599,255
Wal-Mart Stores, Inc.
3.30% due 04/22/24	1,233,000	1,298,821
General Motors Financial Company, Inc.
3.95% due 04/13/24	800,000	806,696
Target Corp.
3.50% due 07/01/24	765,000	800,442
QVC, Inc.
4.85% due 04/01/24	773,000	790,481
American Honda Finance Corp.
2.90% due 02/16/24	500,000	510,309
CVS Health Corp.
3.38% due 08/12/24	497,000	508,676
Macy’s Retail Holdings, Inc.
3.63% due 06/01/24[1]	471,000	438,906
Magna International, Inc.
3.63% due 06/15/24	417,000	431,918
McDonald’s Corp.
3.25% due 06/10/24	364,000	376,099
Newell Brands, Inc.
4.00% due 12/01/24	277,000	290,823
Johnson Controls, Inc.
3.63% due 07/02/24	210,000	218,668
Total Consumer, Cyclical		9,477,884

Industrial – 5.3%
Arconic, Inc.
5.13% due 10/01/24	1,259,000	1,344,611
Burlington Northern Santa Fe LLC
3.40% due 09/01/24	608,000	636,862
3.75% due 04/01/24	453,000	483,506
General Electric Co.
3.38% due 03/11/24	575,000	608,140
3.45% due 05/15/24	470,000	495,906
Caterpillar, Inc.
3.40% due 05/15/24	939,000	982,782
Rockwell Collins, Inc.
3.20% due 03/15/24	900,000	914,581
FedEx Corp.
4.00% due 01/15/24	667,000	718,572
Keysight Technologies, Inc.
4.55% due 10/30/24	626,000	661,762
Fluor Corp.
3.50% due 12/15/24	418,000	437,693
CSX Corp.
3.40% due 08/01/24	367,000	380,635
Ingram Micro, Inc.
5.45% due 12/15/24	367,000	373,134
John Deere Capital Corp.
3.35% due 06/12/24	210,000	218,465
Parker-Hannifin Corp.
3.30% due 11/21/24	190,000	197,531
Ingersoll-Rand Luxembourg Finance S.A.
3.55% due 11/01/24	190,000	196,256
Total Industrial		8,650,436

Basic Materials – 3.4%
LyondellBasell Industries N.V.
5.75% due 04/15/24	850,000	983,243
Potash Corporation of Saskatchewan, Inc.
3.63% due 03/15/24	795,000	808,981

See notes to financial statements.
124 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Basic Materials – 3.4% (continued)
Freeport-McMoRan, Inc.
4.55% due 11/14/24[1]	$814,000	$770,451
Monsanto Co.
3.38% due 07/15/24	709,000	719,961
International Paper Co.
3.65% due 06/15/24	653,000	679,649
Eastman Chemical Co.
3.80% due 03/15/25	604,000	626,383
Dow Chemical Co.
3.50% due 10/01/24	575,000	595,819
Georgia-Pacific LLC
8.00% due 01/15/24	253,000	326,194
Total Basic Materials		5,510,681

Utilities – 1.9%
Duke Energy Corp.
3.75% due 04/15/24	783,000	823,369
American Water Capital Corp.
3.40% due 03/01/25	522,000	542,819
Sempra Energy
3.55% due 06/15/24	521,000	535,183
Dominion Energy, Inc.
3.63% due 12/01/24	504,000	516,917
Southern California Gas Co.
3.15% due 09/15/24	367,000	379,997
MidAmerican Energy Co.
3.50% due 10/15/24	314,000	330,297
Total Utilities		3,128,582
Total Corporate Bonds
(Cost $157,941,165)		161,006,767
SECURITIES LENDING COLLATERAL††,2 – 0.8%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	299,744	299,744
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	299,744	299,744
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	299,744	299,744
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	299,744	299,744
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	88,835	88,835
Total Securities Lending Collateral
(Cost $1,287,811)		1,287,811
Total Investments – 99.7%
(Cost $159,228,976)		$162,294,578
Other Assets & Liabilities, net – 0.3%		569,778
Total Net Assets – 100.0%		$162,864,356

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2017 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.

See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	82.2%
United Kingdom	6.8%
Canada	3.0%
France	2.2%
Switzerland	1.6%
Germany	0.9%
Japan	0.7%
Other	2.6%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 125

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$161,006,767	$—	$161,006,767
Securities Lending Collateral	—	1,287,811	—	1,287,811
Total	$—	$162,294,578	$—	$162,294,578

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
126 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6%
Financial – 31.7%
Bank of America Corp.
3.88% due 08/01/25	$800,000	$829,412
4.00% due 01/22/25	700,000	715,353
3.95% due 04/21/25	500,000	509,332
Goldman Sachs Group, Inc.
3.75% due 05/22/25	600,000	615,287
3.50% due 01/23/25	500,000	506,753
4.25% due 10/21/25	400,000	415,763
3.75% due 02/25/26	300,000	307,295
Citigroup, Inc.
4.40% due 06/10/25	500,000	520,824
5.50% due 09/13/25	400,000	447,797
3.30% due 04/27/25	400,000	400,822
3.88% due 03/26/25	300,000	304,065
Morgan Stanley
4.00% due 07/23/25	700,000	733,069
5.00% due 11/24/25	400,000	438,328
Visa, Inc.
3.15% due 12/14/25	1,100,000	1,126,771
Wells Fargo & Co.
3.55% due 09/29/25	600,000	615,076
3.00% due 02/19/25	500,000	496,481
JPMorgan Chase & Co.
3.90% due 07/15/25	500,000	524,200
3.13% due 01/23/25	500,000	500,049
Capital One Financial Corp.
4.20% due 10/29/25	400,000	408,755
3.20% due 02/05/25	200,000	197,264
Cooperatieve Rabobank UA
4.38% due 08/04/25	550,000	578,946
GE Capital International Funding Company Unlimited Co.
3.37% due 11/15/25	500,000	522,529
Santander Issuances SAU
5.18% due 11/19/25	400,000	423,823
Branch Banking & Trust Co.
3.63% due 09/16/25	400,000	416,431
HSBC Holdings plc
4.25% due 08/18/25	400,000	414,551
American International Group, Inc.
3.75% due 07/10/25	400,000	411,552
Deutsche Bank AG
4.50% due 04/01/25	400,000	400,777
Barclays plc
3.65% due 03/16/25	400,000	400,490
Lloyds Banking Group plc
4.58% due 12/10/25	300,000	315,276
State Street Corp.
3.55% due 08/18/25	300,000	314,578
American Tower Corp.
4.00% due 06/01/25	200,000	207,954
4.40% due 02/15/26	100,000	105,898
Marsh & McLennan Companies, Inc.
3.75% due 03/14/26	200,000	210,214
3.50% due 03/10/25	100,000	103,456
Santander Holdings USA, Inc.
4.50% due 07/17/25	300,000	310,363
Ventas Realty, LP
4.13% due 01/15/26	200,000	207,626
3.50% due 02/01/25	100,000	100,044
Boston Properties, LP
3.65% due 02/01/26	300,000	306,889
PNC Bank North America
3.25% due 06/01/25	300,000	306,670
Simon Property Group, LP
3.30% due 01/15/26	200,000	201,100
3.50% due 09/01/25	100,000	102,149
Aon plc
3.88% due 12/15/25	250,000	259,992
KeyBank North America/Cleveland OH
3.30% due 06/01/25	250,000	255,128
Brixmor Operating Partnership, LP
3.85% due 02/01/25	250,000	250,191
Crown Castle International Corp.
4.45% due 02/15/26	200,000	213,620
Trinity Acquisition plc
4.40% due 03/15/26	200,000	210,572
Lloyds Bank plc
3.50% due 05/14/25	200,000	208,346
Synchrony Financial
4.50% due 07/23/25	200,000	207,074
MetLife, Inc.
3.60% due 11/13/25	100,000	104,573
3.00% due 03/01/25	100,000	100,491
AvalonBay Communities, Inc.
3.45% due 06/01/25	200,000	204,747
Berkshire Hathaway, Inc.
3.13% due 03/15/26	200,000	204,034
CME Group, Inc.
3.00% due 03/15/25	200,000	202,926
HCP, Inc.
4.00% due 06/01/25	100,000	102,689
3.40% due 02/01/25	100,000	98,611
Bank of New York Mellon Corp.
3.00% due 02/24/25	200,000	200,907

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 127

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BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Financial – 31.7% (continued)
National Rural Utilities Cooperative Finance Corp.
2.85% due 01/27/25	$200,000	$200,029
DDR Corp.
3.63% due 02/01/25	200,000	191,264
Omega Healthcare Investors, Inc.
5.25% due 01/15/26	153,000	162,449
TD Ameritrade Holding Corp.
3.63% due 04/01/25	150,000	155,761
CBRE Services, Inc.
4.88% due 03/01/26	100,000	107,408
Northern Trust Corp.
3.95% due 10/30/25	100,000	107,207
Prologis, LP
3.75% due 11/01/25	100,000	105,038
Citizens Financial Group, Inc.
4.30% due 12/03/25	100,000	104,947
Welltower, Inc.
4.00% due 06/01/25	100,000	103,772
Host Hotels & Resorts, LP
4.00% due 06/15/25	100,000	102,334
Chubb INA Holdings, Inc.
3.15% due 03/15/25	100,000	102,110
Brookfield Asset Management, Inc.
4.00% due 01/15/25	100,000	101,770
Essex Portfolio, LP
3.50% due 04/01/25	100,000	100,914
Discover Financial Services
3.75% due 03/04/25	100,000	99,824
MUFG Americas Holdings Corp.
3.00% due 02/10/25	100,000	98,625
Total Financial		21,641,365

Consumer, Non-cyclical – 24.0%
Gilead Sciences, Inc.
3.65% due 03/01/26	600,000	618,763
3.50% due 02/01/25	500,000	516,070
Medtronic, Inc.
3.50% due 03/15/25	900,000	940,083
Allergan Funding SCS
3.80% due 03/15/25	900,000	933,270
HCA, Inc.
5.25% due 04/15/25	400,000	437,752
5.25% due 06/15/26	400,000	435,520
AbbVie, Inc.
3.60% due 05/14/25	800,000	820,214
Reynolds American, Inc.
4.45% due 06/12/25	700,000	755,555
Merck & Company, Inc.
2.75% due 02/10/25	600,000	601,858
UnitedHealth Group, Inc.
3.75% due 07/15/25	500,000	529,735
Biogen, Inc.
4.05% due 09/15/25	500,000	529,574
Celgene Corp.
3.88% due 08/15/25	500,000	523,885
Baxalta, Inc.
4.00% due 06/23/25	500,000	523,483
AstraZeneca plc
3.38% due 11/16/25	500,000	513,083
Zimmer Biomet Holdings, Inc.
3.55% due 04/01/25	500,000	504,463
Express Scripts Holding Co.
4.50% due 02/25/26	400,000	421,198
Kraft Heinz Foods Co.
3.95% due 07/15/25	400,000	413,726
Stryker Corp.
3.50% due 03/15/26	200,000	205,802
3.38% due 11/01/25	200,000	204,493
Novartis Capital Corp.
3.00% due 11/20/25	400,000	407,240
PepsiCo, Inc.
2.85% due 02/24/26	200,000	201,464
3.50% due 07/17/25	100,000	105,104
2.75% due 04/30/25	100,000	99,745
Coca-Cola Co.
2.88% due 10/27/25	400,000	404,241
Abbott Laboratories
2.95% due 03/15/25	300,000	293,807
3.88% due 09/15/25	100,000	103,180
S&P Global, Inc.
4.40% due 02/15/26	200,000	215,746
4.00% due 06/15/25	100,000	105,432
Automatic Data Processing, Inc.
3.38% due 09/15/25	300,000	313,861
Verisk Analytics, Inc.
4.00% due 06/15/25	300,000	311,139
Laboratory Corp. of America Holdings
3.60% due 02/01/25	300,000	305,183
Philip Morris International, Inc.
2.75% due 02/25/26[1]	200,000	196,331
3.38% due 08/11/25	100,000	102,920

See notes to financial statements.
128 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Consumer, Non-cyclical – 24.0% (continued)
Johnson & Johnson
2.45% due 03/01/26	$300,000	$294,287
Whole Foods Market, Inc.
5.20% due 12/03/25	200,000	214,381
Mead Johnson Nutrition Co.
4.13% due 11/15/25	200,000	213,371
Cardinal Health, Inc.
3.75% due 09/15/25	200,000	209,714
Perrigo Finance Unlimited Co.
4.38% due 03/15/26	200,000	208,758
JM Smucker Co.
3.50% due 03/15/25	200,000	206,142
Quest Diagnostics, Inc.
3.50% due 03/30/25	200,000	203,090
Kroger Co.
3.50% due 02/01/26	200,000	202,871
Zoetis, Inc.
4.50% due 11/13/25	100,000	110,280
Sysco Corp.
3.75% due 10/01/25	100,000	104,296
Danaher Corp.
3.35% due 09/15/25	100,000	104,174
Boston Scientific Corp.
3.85% due 05/15/25	100,000	103,359
AmerisourceBergen Corp.
3.25% due 03/01/25	100,000	102,051
Dr Pepper Snapple Group, Inc.
3.40% due 11/15/25	100,000	102,011
Unilever Capital Corp.
3.10% due 07/30/25	100,000	101,637
Cigna Corp.
3.25% due 04/15/25	100,000	100,938
Amgen, Inc.
3.13% due 05/01/25	100,000	100,860
Eli Lilly & Co.
2.75% due 06/01/25	100,000	100,518
Total Consumer, Non-cyclical		16,376,658

Energy – 12.1%
Shell International Finance BV
3.25% due 05/11/25	700,000	720,008
Exxon Mobil Corp.
2.71% due 03/06/25	500,000	499,689
3.04% due 03/01/26	200,000	203,314
Energy Transfer, LP
4.75% due 01/15/26	300,000	317,760
4.05% due 03/15/25	300,000	305,538
Enterprise Products Operating LLC
3.75% due 02/15/25	300,000	311,598
3.70% due 02/15/26	200,000	205,808
Kinder Morgan, Inc.
4.30% due 06/01/25	400,000	420,400
MPLX, LP
4.88% due 06/01/25	200,000	214,665
4.00% due 02/15/25	200,000	203,441
Halliburton Co.
3.80% due 11/15/25	400,000	413,940
Transcontinental Gas Pipe Line Company LLC
7.85% due 02/01/26	300,000	393,682
ConocoPhillips Co.
4.95% due 03/15/26	200,000	224,351
3.35% due 05/15/25	100,000	102,821
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
4.65% due 10/15/25	300,000	314,601
EOG Resources, Inc.
4.15% due 01/15/26	200,000	213,495
3.15% due 04/01/25	100,000	99,839
BP Capital Markets plc
3.51% due 03/17/25	300,000	309,973
Spectra Energy Partners, LP
3.50% due 03/15/25	300,000	301,998
Marathon Oil Corp.
3.85% due 06/01/25	300,000	299,528
Anadarko Petroleum Corp.
5.55% due 03/15/26[1]	200,000	225,086
Magellan Midstream Partners, LP
5.00% due 03/01/26	200,000	224,440
Columbia Pipeline Group, Inc.
4.50% due 06/01/25	200,000	215,107
Williams Partners, LP
4.00% due 09/15/25	100,000	102,886
3.90% due 01/15/25	100,000	102,627
Western Gas Partners, LP
3.95% due 06/01/25	200,000	201,694
Phillips 66 Partners, LP
3.61% due 02/15/25	200,000	199,793
TransCanada PipeLines Ltd.
4.88% due 01/15/26	120,000	135,108
Devon Energy Corp.
5.85% due 12/15/25	100,000	116,466
Pioneer Natural Resources Co.
4.45% due 01/15/26	100,000	107,760

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 129

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Energy – 12.1% (continued)
Chevron Corp.
3.33% due 11/17/25	$100,000	$103,678
Occidental Petroleum Corp.
3.50% due 06/15/25	100,000	103,155
Canadian Natural Resources Ltd.
3.90% due 02/01/25	100,000	102,046
Valero Energy Corp.
3.65% due 03/15/25	100,000	101,740
EnLink Midstream Partners, LP
4.15% due 06/01/25	100,000	100,916
Total Energy		8,218,951

Technology – 9.3%
Microsoft Corp.
3.13% due 11/03/25	600,000	617,343
2.70% due 02/12/25	500,000	501,042
Apple, Inc.
3.20% due 05/13/25	400,000	410,584
2.50% due 02/09/25	400,000	394,007
3.25% due 02/23/26	200,000	205,198
Oracle Corp.
2.95% due 05/15/25	700,000	705,648
Intel Corp.
3.70% due 07/29/25	600,000	636,570
Hewlett Packard Enterprise Co.
4.90% due 10/15/25	600,000	635,838
Qualcomm, Inc.
3.45% due 05/20/25	500,000	516,407
Fidelity National Information Services, Inc.
5.00% due 10/15/25	400,000	446,928
Adobe Systems, Inc.
3.25% due 02/01/25	300,000	309,355
Lam Research Corp.
3.80% due 03/15/25	300,000	307,443
Applied Materials, Inc.
3.90% due 10/01/25	200,000	214,704
Fiserv, Inc.
3.85% due 06/01/25	200,000	209,232
International Business Machines Corp.
7.00% due 10/30/25	100,000	128,133
Analog Devices, Inc.
3.90% due 12/15/25	100,000	104,779
Total Technology		6,343,211

Communications – 8.5%
AT&T, Inc.
3.40% due 05/15/25	1,100,000	1,083,884
3.95% due 01/15/25	300,000	306,772
4.13% due 02/17/26	200,000	205,051
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.91% due 07/23/25	1,100,000	1,195,876
Comcast Corp.
3.38% due 08/15/25	400,000	412,260
3.38% due 02/15/25	300,000	310,735
3.15% due 03/01/26	200,000	201,738
Time Warner, Inc.
3.60% due 07/15/25	400,000	400,779
3.88% due 01/15/26	200,000	202,352
CBS Corp.
3.50% due 01/15/25	300,000	302,542
4.00% due 01/15/26	200,000	207,736
Priceline Group, Inc.
3.65% due 03/15/25	300,000	309,864
Discovery Communications LLC
4.90% due 03/11/26	100,000	105,587
Cisco Systems, Inc.
3.50% due 06/15/25	100,000	105,363
21st Century Fox America, Inc.
3.70% due 10/15/25	100,000	103,546
Scripps Networks Interactive, Inc.
3.95% due 06/15/25	100,000	103,503
Walt Disney Co.
3.15% due 09/17/25	100,000	103,037
Rogers Communications, Inc.
3.63% due 12/15/25	100,000	102,905
Total Communications		5,763,530

Consumer, Cyclical – 5.3%
CVS Health Corp.
3.88% due 07/20/25	655,000	688,031
General Motors Financial Company, Inc.
5.25% due 03/01/26	300,000	323,530
4.30% due 07/13/25	200,000	202,962
McDonald’s Corp.
3.70% due 01/30/26	400,000	417,777
3.38% due 05/26/25	100,000	102,578
Ford Motor Credit Company LLC
4.13% due 08/04/25	400,000	405,576

See notes to financial statements.
130 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Consumer, Cyclical – 5.3% (continued)
Home Depot, Inc.
3.35% due 09/15/25	$300,000	$313,532
BorgWarner, Inc.
3.38% due 03/15/25	200,000	202,055
General Motors Financial Co., Inc.
4.00% due 01/15/25	200,000	201,614
Magna International, Inc.
4.15% due 10/01/25	100,000	107,112
Dollar General Corp.
4.15% due 11/01/25	100,000	105,960
Lowe’s Companies, Inc.
3.38% due 09/15/25	100,000	104,428
Coach, Inc.
4.25% due 04/01/25	100,000	102,986
General Motors Co.
4.00% due 04/01/25	100,000	100,846
Kohl’s Corp.
4.25% due 07/17/25[1]	100,000	99,350
QVC, Inc.
4.45% due 02/15/25	100,000	99,216
Total Consumer, Cyclical		3,577,553

Industrial – 4.3%
Lockheed Martin Corp.
3.55% due 01/15/26	400,000	415,884
2.90% due 03/01/25	400,000	400,422
Waste Management, Inc.
3.13% due 03/01/25	300,000	305,700
Republic Services, Inc.
3.20% due 03/15/25	300,000	304,517
Emerson Electric Co.
3.15% due 06/01/25	200,000	206,820
Burlington Northern Santa Fe LLC
3.00% due 04/01/25	200,000	203,348
Canadian National Railway Co.
2.75% due 03/01/26	200,000	200,412
Canadian Pacific Railway Co.
2.90% due 02/01/25	200,000	199,682
Masco Corp.
4.45% due 04/01/25	100,000	107,550
Harris Corp.
3.83% due 04/27/25	100,000	104,045
Union Pacific Corp.
3.25% due 08/15/25	100,000	103,434
Precision Castparts Corp.
3.25% due 06/15/25	100,000	103,023
3M Co.
3.00% due 08/07/25	100,000	102,978
CSX Corp.
3.35% due 11/01/25	100,000	102,786
FedEx Corp.
3.20% due 02/01/25	100,000	101,339
Total Industrial		2,961,940

Utilities – 2.1%
Pacific Gas & Electric Co.
3.50% due 06/15/25	200,000	207,865
2.95% due 03/01/26	200,000	199,344
Xcel Energy, Inc.
3.30% due 06/01/25	200,000	203,169
Virginia Electric & Power Co.
3.15% due 01/15/26	200,000	202,169
Southern Power Co.
4.15% due 12/01/25	100,000	105,524
Exelon Corp.
3.95% due 06/15/25	100,000	104,244
WEC Energy Group, Inc.
3.55% due 06/15/25	100,000	104,096
Dominion Energy, Inc.
3.90% due 10/01/25	100,000	103,895
Duke Energy Progress LLC
3.25% due 08/15/25	100,000	102,952
Florida Power & Light Co.
3.13% due 12/01/25	100,000	102,792
Total Utilities		1,436,050

Basic Materials – 1.3%
International Paper Co.
3.80% due 01/15/26	200,000	207,387
Praxair, Inc.
3.20% due 01/30/26	200,000	206,379
Agrium, Inc.
3.38% due 03/15/25	200,000	201,127
Potash Corporation of Saskatchewan, Inc.
3.00% due 04/01/25	200,000	195,268
Rio Tinto Finance USA Ltd.
3.75% due 06/15/25	100,000	105,373
Total Basic Materials		915,534
Total Corporate Bonds
(Cost $66,590,134)		67,234,792

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 131

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 – 0.6%
Joint Repurchase Agreements
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	$250,000	$250,000
BNP Paribas Securities Corp.
issued 05/31/17 at 0.80% due 06/01/17	179,494	179,494
Total Securities Lending Collateral
(Cost $429,494)		429,494
Total Investments – 99.2%
(Cost $67,019,628)		$67,664,286
Other Assets & Liabilities, net – 0.8%		534,189
Total Net Assets – 100.0%		$68,198,475

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2017 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2025.

See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	88.3%
United Kingdom	3.9%
Canada	2.0%
Netherlands	1.9%
Luxembourg	1.4%
Ireland	1.1%
Spain	0.6%
Germany	0.6%
Australia	0.2%
Total Corporate Bonds	100.0%

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$67,234,792	$—	$67,234,792
Securities Lending Collateral	—	429,494	—	429,494
Total	$—	$67,664,286	$—	$67,664,286

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
132 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7%
Financial – 44.6%
Citigroup, Inc.
4.30% due 11/20/26	$272,000	$281,876
3.40% due 05/01/26	271,000	269,695
3.20% due 10/21/26	271,000	263,690
4.60% due 03/09/26	136,000	143,578
3.70% due 01/12/26	136,000	138,691
Wells Fargo & Co.
3.00% due 04/22/26	405,000	396,482
3.00% due 10/23/26	405,000	393,868
4.10% due 06/03/26	271,000	282,413
HSBC Holdings plc
4.30% due 03/08/26	800,000	854,700
3.90% due 05/25/26	200,000	207,186
JPMorgan Chase & Co.
4.13% due 12/15/26	272,000	283,978
3.30% due 04/01/26	271,000	270,260
2.95% due 10/01/26	272,000	263,639
3.20% due 06/15/26	136,000	134,583
Morgan Stanley
4.35% due 09/08/26	272,000	285,443
3.88% due 01/27/26	272,000	280,825
3.13% due 07/27/26	272,000	264,516
6.25% due 08/09/26	100,000	121,046
Bank of America Corp.
4.45% due 03/03/26	272,000	284,794
3.50% due 04/19/26	270,000	271,829
4.25% due 10/22/26	136,000	140,965
Sumitomo Mitsui Financial Group, Inc.
3.01% due 10/19/26	272,000	268,856
2.63% due 07/14/26	272,000	260,272
3.78% due 03/09/26	136,000	142,888
Cooperatieve Rabobank UA
3.75% due 07/21/26	550,000	554,347
Barclays plc
5.20% due 05/12/26	200,000	212,957
4.38% due 01/12/26	200,000	208,992
Branch Banking & Trust Co.
3.80% due 10/30/26	300,000	317,213
Boston Properties, LP
3.65% due 02/01/26	180,000	184,133
2.75% due 10/01/26	136,000	128,996
Berkshire Hathaway, Inc.
3.13% due 03/15/26	271,000	276,466
US Bancorp
3.10% due 04/27/26	136,000	135,979
2.38% due 07/22/26	136,000	129,456
Royal Bank of Scotland Group plc
4.80% due 04/05/26	200,000	213,171
Mitsubishi UFJ Financial Group, Inc.
3.85% due 03/01/26	200,000	210,551
Fifth Third Bank/Cincinnati OH
3.85% due 03/15/26	200,000	205,469
SunTrust Bank/Atlanta GA
3.30% due 05/15/26	200,000	197,315
Mizuho Financial Group, Inc.
2.84% due 09/13/26	200,000	194,784
Manulife Financial Corp.
4.15% due 03/04/26	136,000	144,923
Welltower, Inc.
4.25% due 04/01/26	136,000	143,054
American International Group, Inc.
3.90% due 04/01/26	136,000	140,973
Chubb INA Holdings, Inc.
3.35% due 05/03/26	136,000	140,553
Nasdaq, Inc.
3.85% due 06/30/26	136,000	139,235
Crown Castle International Corp.
3.70% due 06/15/26	136,000	137,722
Raymond James Financial, Inc.
3.63% due 09/15/26	136,000	137,622
Old Republic International Corp.
3.88% due 08/26/26	136,000	137,275
Bank of New York Mellon Corp.
2.80% due 05/04/26	136,000	134,188
American Tower Corp.
3.38% due 10/15/26	136,000	134,152
Capital One Financial Corp.
3.75% due 07/28/26	136,000	133,893
State Street Corp.
2.65% due 05/19/26	136,000	133,164
Ameriprise Financial, Inc.
2.88% due 09/15/26	136,000	132,868
ERP Operating, LP
2.85% due 11/01/26	136,000	131,514
Kimco Realty Corp.
2.80% due 10/01/26	136,000	127,003
Lloyds Banking Group plc
4.65% due 03/24/26	100,000	105,256
Total Financial		11,829,297

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 133

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Consumer, Non-cyclical – 19.7%
Anheuser-Busch InBev Finance, Inc.
3.65% due 02/01/26	$901,000	$929,028
Shire Acquisitions Investments Ireland DAC
3.20% due 09/23/26	405,000	396,608
Abbott Laboratories
3.75% due 11/30/26	361,000	369,102
Pfizer, Inc.
3.00% due 12/15/26	181,000	182,262
2.75% due 06/03/26	136,000	134,390
Mylan N.V.
3.95% due 06/15/26	271,000	272,458
Procter & Gamble Co.
2.70% due 02/02/26	136,000	136,744
2.45% due 11/03/26	136,000	133,589
Johnson & Johnson
2.45% due 03/01/26	271,000	265,839
Molson Coors Brewing Co.
3.00% due 07/15/26	270,000	262,738
Total System Services, Inc.
4.80% due 04/01/26	181,000	198,721
UnitedHealth Group, Inc.
3.10% due 03/15/26	136,000	137,545
Kellogg Co.
3.25% due 04/01/26	136,000	137,094
Sysco Corp.
3.30% due 07/15/26	136,000	136,695
AbbVie, Inc.
3.20% due 05/14/26	136,000	134,321
Thermo Fisher Scientific, Inc.
2.95% due 09/19/26	136,000	133,242
Ecolab, Inc.
2.70% due 11/01/26	136,000	132,245
Archer-Daniels-Midland Co.
2.50% due 08/11/26	136,000	131,555
PepsiCo, Inc.
2.38% due 10/06/26	136,000	131,151
Kraft Heinz Foods Co.
3.00% due 06/01/26	136,000	130,734
Bunge Limited Finance Corp.
3.25% due 08/15/26	136,000	130,287
Baxter International, Inc.
2.60% due 08/15/26	136,000	130,074
Coca-Cola Co.
2.25% due 09/01/26	136,000	129,781
Amgen, Inc.
2.60% due 08/19/26	136,000	129,508
Kroger Co.
2.65% due 10/15/26	136,000	128,480
Unilever Capital Corp.
2.00% due 07/28/26	100,000	92,478
Total Consumer, Non-cyclical		5,226,669

Consumer, Cyclical – 7.6%
Newell Brands, Inc.
4.20% due 04/01/26	272,000	289,166
Home Depot, Inc.
3.00% due 04/01/26	136,000	137,868
2.13% due 09/15/26	136,000	128,445
Ford Motor Co.
4.35% due 12/08/26	181,000	185,220
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	136,000	136,185
General Motors Financial Company, Inc.
4.00% due 10/06/26	136,000	134,684
Marriott International, Inc.
3.13% due 06/15/26	136,000	134,445
CVS Health Corp.
2.88% due 06/01/26	136,000	132,566
Lowe’s Companies, Inc.
2.50% due 04/15/26	136,000	130,916
Target Corp.
2.50% due 04/15/26	136,000	130,205
NIKE, Inc.
2.38% due 11/01/26	136,000	130,063
TJX Companies, Inc.
2.25% due 09/15/26	136,000	127,350
Under Armour, Inc.
3.25% due 06/15/26	136,000	126,913
Ford Motor Credit Company LLC
4.39% due 01/08/26	100,000	102,643
Total Consumer, Cyclical		2,026,669

Communications – 6.9%
Cisco Systems, Inc.
2.50% due 09/20/26	270,000	260,963
2.95% due 02/28/26	136,000	136,939
Walt Disney Co.
3.00% due 02/13/26	136,000	137,192
1.85% due 07/30/26	136,000	124,456
Alphabet, Inc.
2.00% due 08/15/26	270,000	254,141
Verizon Communications, Inc.
2.63% due 08/15/26	270,000	251,413
Pacific Bell Telephone Co.
7.13% due 03/15/26	136,000	167,110

See notes to financial statements.
134 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Communications – 6.9% (continued)
Omnicom Group, Inc.
3.60% due 04/15/26	$136,000	$138,721
Priceline Group, Inc.
3.60% due 06/01/26	136,000	138,706
Viacom, Inc.
3.45% due 10/04/26	136,000	131,828
CBS Corp.
4.00% due 01/15/26	91,000	94,520
Total Communications		1,835,989

Energy – 6.9%
Exxon Mobil Corp.
3.04% due 03/01/26	271,000	275,490
Chevron Corp.
2.95% due 05/16/26	272,000	272,207
Shell International Finance BV
2.88% due 05/10/26	136,000	135,160
2.50% due 09/12/26	136,000	131,130
HollyFrontier Corp.
5.88% due 04/01/26	181,000	195,420
Occidental Petroleum Corp.
3.40% due 04/15/26	136,000	138,831
Buckeye Partners, LP
3.95% due 12/01/26	136,000	137,549
Sunoco Logistics Partners Operations, LP
3.90% due 07/15/26	136,000	136,476
BP Capital Markets plc
3.12% due 05/04/26	136,000	135,851
Spectra Energy Partners, LP
3.38% due 10/15/26	136,000	134,207
Valero Energy Corp.
3.40% due 09/15/26	136,000	133,940
Total Energy		1,826,261

Technology – 6.0%
Apple, Inc.
2.45% due 08/04/26	270,000	260,079
3.25% due 02/23/26	181,000	185,705
Microsoft Corp.
2.40% due 08/08/26	405,000	390,965
Oracle Corp.
2.65% due 07/15/26	270,000	262,420
NVIDIA Corp.
3.20% due 09/16/26	136,000	134,733
Intel Corp.
2.60% due 05/19/26	136,000	132,505
Fidelity National Information Services, Inc.
3.00% due 08/15/26	136,000	132,198
International Business Machines Corp.
3.45% due 02/19/26	100,000	102,863
Total Technology		1,601,468

Utilities – 3.5%
Southern Co.
3.25% due 07/01/26	272,000	267,743
Exelon Corp.
3.40% due 04/15/26	136,000	136,819
PPL Capital Funding, Inc.
3.10% due 05/15/26	136,000	133,472
Southern California Gas Co.
2.60% due 06/15/26	136,000	133,396
Entergy Corp.
2.95% due 09/01/26	136,000	131,748
Duke Energy Corp.
2.65% due 09/01/26	136,000	129,986
Total Utilities		933,164

Industrial – 3.5%
FedEx Corp.
3.25% due 04/01/26	136,000	137,848
Illinois Tool Works, Inc.
2.65% due 11/15/26	136,000	133,641
United Technologies Corp.
2.65% due 11/01/26	136,000	132,965
CSX Corp.
2.60% due 11/01/26	136,000	131,489
Honeywell International, Inc.
2.50% due 11/01/26	136,000	131,419
3M Co.
2.25% due 09/19/26	136,000	129,929
General Dynamics Corp.
2.13% due 08/15/26	136,000	128,470
Total Industrial		925,761
Total Corporate Bonds
(Cost $26,061,574)		26,205,278
Other Assets & Liabilities, net – 1.3%		332,908
Total Net Assets – 100.0%		$26,538,186

††	Value determined based on Level 2 inputs — See Note 4.
plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2026.

See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 135

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	82.3%
United Kingdom	7.4%
Netherlands	4.2%
Japan	4.1%
Ireland	1.5%
Canada	0.5%
Total Corporate Bonds	100.0%

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$26,205,278	$—	$26,205,278
Total Assets	$—	$26,205,278	$—	$26,205,278

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
136 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

	Face
	Amount	Value
U.S. Government Securities†† – 48.8%
United States Treasury Bill
0.00% due 06/22/17[1,2]	$252,167,400	$252,062,246
Total U.S. Governments Securities
(Cost $252,070,708)		252,062,246

CORPORATE BONDS†† – 49.6%
Consumer, Non-cyclical – 12.4%
United Rentals North America, Inc.
7.63% due 04/15/22	15,752,000	16,480,530
Spectrum Brands, Inc.
6.63% due 11/15/22	8,751,000	9,254,183
Service Corporation International
5.38% due 01/15/22	7,412,000	7,662,155
Hertz Corp.
6.75% due 04/15/19[2]	7,320,000	7,344,522
Tesco plc
5.50% due 11/15/17[3]	6,494,000	6,590,384
Fresenius Medical Care US Finance, Inc.
6.88% due 07/15/17	5,968,000	6,001,570
FTI Consulting, Inc.
6.00% due 11/15/22	4,190,000	4,368,075
DS Services of America, Inc.
10.00% due 09/01/21[3]	3,857,000	4,122,169
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	2,254,000	2,255,409
Total Consumer, Non-cyclical		64,078,997

Communications – 12.2%
Sprint Communications, Inc.
8.38% due 08/15/17	16,960,000	17,214,399
Univision Communications, Inc.
6.75% due 09/15/22[3]	14,918,000	15,645,253
DISH DBS Corp.
4.63% due 07/15/17	9,660,000	9,696,225
Match Group, Inc.
6.75% due 12/15/22	7,808,000	8,208,160
Cablevision Systems Corp.
8.63% due 09/15/17	6,050,000	6,163,438
McClatchy Co.
9.00% due 12/15/22[2]	3,625,000	3,788,125
CenturyLink, Inc.
5.15% due 06/15/17	2,448,000	2,449,530
Total Communications		63,165,130

Financial – 9.7%
Springleaf Finance Corp.
6.90% due 12/15/17	16,591,000	17,047,252
6.50% due 09/15/17	3,900,000	3,951,188
Ally Financial, Inc.
6.25% due 12/01/17	6,545,000	6,693,899
3.25% due 09/29/17	2,862,000	2,877,383
iStar, Inc.
4.00% due 11/01/17	7,980,000	8,008,928
Navient Corp.
4.63% due 09/25/17	4,655,000	4,684,093
International Lease Finance Corp.
8.88% due 09/01/17	3,620,000	3,682,731
Synovus Financial Corp.
5.13% due 06/15/17	3,011,000	3,011,301
Total Financial		49,956,775

Energy – 7.1%
NGPL PipeCo LLC
7.12% due 12/15/17[3]	17,615,000	18,099,412
Transocean, Inc.
4.50% due 10/15/17	7,951,000	8,055,357
Tesoro Corp.
4.25% due 10/01/17	7,395,000	7,441,219
Laredo Petroleum, Inc.
7.38% due 05/01/22[2]	1,059,000	1,094,742
Oasis Petroleum, Inc.
6.88% due 01/15/23[2]	1,059,000	1,073,561
Seven Generations Energy Ltd.
8.25% due 05/15/20[3]	760,000	798,000
Total Energy		36,562,291

Basic Materials – 3.4%
Anglo American Capital plc
2.63% due 09/27/17[3]	9,275,000	9,291,927
Commercial Metals Co.
6.50% due 07/15/17	3,531,000	3,540,710
Teck Resources Ltd.
3.85% due 08/15/17	2,914,000	2,915,505
Steel Dynamics, Inc.
6.38% due 08/15/22	1,697,000	1,763,183
Total Basic Materials		17,511,325

Industrial – 2.5%
Case New Holland Industrial, Inc.
7.88% due 12/01/17	7,331,000	7,534,435
Orbital ATK, Inc.
5.25% due 10/01/21	4,278,000	4,430,425
Pactiv LLC
8.13% due 06/15/17	1,040,000	1,042,600
Total Industrial		13,007,460

Consumer, Cyclical – 2.3%
Lennar Corp.
4.75% due 12/15/17	4,885,000	4,933,850
12.25% due 06/01/17	3,452,000	3,452,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 137

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 49.6% (continued)
Consumer, Cyclical – 2.3% (continued)
Shingle Springs Tribal Gaming Authority
9.75% due 09/01/21[3]	$1,954,000	$2,085,895
KB Home
9.10% due 09/15/17	1,030,000	1,054,205
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	435,000	445,799
Logan’s Roadhouse, Inc.
10.75% due 10/15/17†††,4,5	514,000	—
Total Consumer, Cyclical		11,971,749
Total Corporate Bonds
(Cost $255,229,324)		256,253,727

SECURITIES LENDING COLLATERAL††,6 – 49.7%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	59,706,303	59,706,303
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	59,706,303	59,706,303
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	59,706,303	59,706,303
HSBC Securities (USA), Inc.
issued 05/31/17 at 0.79% due 06/01/17	59,706,303	59,706,303
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	17,683,826	17,683,826
Total Securities Lending Collateral
(Cost $256,509,038)		256,509,038
Total Investments – 148.1%
(Cost $763,809,070)		$764,825,011
Other Assets & Liabilities, net – (48.1)%		(248,235,580)
Total Net Assets – 100.0%		$516,589,431

††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Zero coupon rate security.
2	All or portion of this security is on loan at May 31, 2017 — See Note 2.
3	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $58,888,450 (cost $58,413,549), or 11.4% of total net assets.
4	Security is in default of interest and/or principal obligations.
5	Security was fair valued by the Valuation Committee at May 31, 2017. The total market value of fair valued securities amounts to $0, (cost 504,613) or 0.0% of net assets.
6	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	89.2%
United Kingdom	6.2%
Cayman Islands	3.1%
Canada	1.5%
Total Corporate Bonds	100.0%

See notes to financial statements.
138 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs		Total
Assets
U.S. Government Securities	$—	$252,062,246	$—		$252,062,246
Corporate Bonds	—	256,253,727	—	*	256,253,727
Securities Lending Collateral	—	256,509,038	—		256,509,038
Total Assets	$—	$764,825,011	$—	*	$764,825,011

*Includes a security with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of May 31, 2017 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 2 to Level 3	$–	*

*Includes a security with a market value of $0.

As of May 31, 2017, the Fund had a security with total value of $0 transfer from Level 2 to Level 3 due to lack of availability of market price information at the period end.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 139

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

	Shares	Value
COMMON STOCKS†††,3 – 0.0%**
Industrial – 0.0%**
Tervita Corp.*	3,325	$—
Total Common Stocks
(Cost $28,262)		—

	Face
	Amount	Value
CORPORATE BONDS†† – 91.3%
Consumer, Cyclical – 18.5%
Dollar Tree, Inc.
5.75% due 03/01/23	$37,745,000	40,160,679
Rite Aid Corp.
6.13% due 04/01/23[1,2]	25,990,000	25,913,329
9.25% due 03/15/20	11,480,000	11,897,642
Jaguar Land Rover Automotive plc
5.63% due 02/01/23[2]	9,000,000	9,438,750
4.13% due 12/15/18[2]	8,480,000	8,696,240
Algeco Scotsman Global Finance plc
8.50% due 10/15/18[2]	17,000,000	15,980,000
MGM Resorts International
11.38% due 03/01/18	10,139,000	10,884,217
American Airlines Group, Inc.
6.13% due 06/01/18	8,570,000	8,912,800
CalAtlantic Group, Inc.
8.38% due 05/15/18	8,312,000	8,812,382
Lennar Corp.
4.13% due 12/01/18	3,966,000	4,078,370
6.95% due 06/01/18	3,098,000	3,252,900
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.38% due 11/01/18	6,876,000	7,099,470
International Automotive Components Group S.A.
9.13% due 06/01/18[2]	5,896,000	5,807,560
TRU Taj LLC / TRU Taj Finance, Inc.
12.00% due 08/15/21[1,2]	5,816,000	5,394,340
United Continental Holdings, Inc.
6.38% due 06/01/18	4,984,000	5,211,370
KB Home
7.25% due 06/15/18	4,299,000	4,513,950
JC Penney Corporation, Inc.
5.75% due 02/15/18	4,130,000	4,217,763
Beacon Roofing Supply, Inc.
6.38% due 10/01/23	3,771,000	4,091,535
DR Horton, Inc.
3.75% due 03/01/19	3,940,000	4,047,641
Yum! Brands, Inc.
6.25% due 03/15/18	3,703,000	3,823,348
Sally Holdings LLC / Sally Capital, Inc.
5.50% due 11/01/23	2,944,000	2,999,200
Sears Holdings Corp.
6.63% due 10/15/18[1]	2,898,000	2,727,743
NAI Entertainment Holdings Finance Corp.
5.00% due 08/01/18[2]	2,232,000	2,251,530
Brinker International, Inc.
2.60% due 05/15/18	1,203,000	1,209,917
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	852,000	914,835
Station Casinos LLC
7.50% due 03/01/21	488,000	507,520
M/I Homes, Inc.
6.75% due 01/15/21	240,000	253,200
Total Consumer, Cyclical		203,098,231

Communications – 15.8%
T-Mobile USA, Inc.
6.63% due 04/01/23	25,008,000	26,688,538
6.13% due 01/15/22	15,696,000	16,578,900
6.84% due 04/28/23	8,206,000	8,800,935
Sprint Communications, Inc.
9.00% due 11/15/18[2]	23,948,000	26,312,865
DISH DBS Corp.
4.25% due 04/01/18	18,615,000	18,940,762
Cablevision Systems Corp.
7.75% due 04/15/18	11,338,000	11,844,581
TEGNA, Inc.
6.38% due 10/15/23	10,534,000	11,192,375
CSC Holdings LLC
7.63% due 07/15/18	5,566,000	5,913,875
7.88% due 02/15/18	4,286,000	4,473,513
Frontier Communications Corp.
8.13% due 10/01/18	9,127,000	9,674,620
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 09/01/23	8,574,000	9,034,853
Lamar Media Corp.
5.88% due 02/01/22	6,486,000	6,745,440
Bankrate, Inc.
6.13% due 08/15/18[2]	5,349,000	5,395,803
HC2 Holdings, Inc.
11.00% due 12/01/19[2]	3,837,000	3,961,703
IAC
4.88% due 11/30/18	3,311,000	3,345,766
Mediacom Broadband LLC / Mediacom Broadband Corp.
6.38% due 04/01/23	2,660,000	2,799,650
FairPoint Communications, Inc.
8.75% due 08/15/19[2]	1,174,000	1,206,285
Total Communications		172,910,464

See notes to financial statements.
140 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 91.3% (continued)
Financial – 14.0%
Ally Financial, Inc.
3.60% due 05/21/18	$14,584,000	$14,820,989
4.75% due 09/10/18	10,890,000	11,227,590
3.25% due 11/05/18	9,788,000	9,964,380
8.00% due 12/31/18	7,029,000	7,635,251
3.25% due 02/13/18	7,532,000	7,615,605
Navient Corp.
8.45% due 06/15/18	40,176,000	42,715,123
5.00% due 06/15/18	1,610,000	1,612,013
Genworth Holdings, Inc.
6.52% due 05/22/18[1]	11,608,000	11,695,060
iStar, Inc.
4.88% due 07/01/18	5,610,000	5,666,100
7.13% due 02/15/18	4,253,000	4,396,539
Iron Mountain, Inc.
6.00% due 08/15/23	8,636,000	9,197,340
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/18[2]	7,869,000	8,046,053
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	7,268,000	7,345,223
Aircastle Ltd.
4.63% due 12/15/18	5,120,000	5,312,000
International Lease Finance Corp.
3.88% due 04/15/18	4,213,000	4,282,367
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/18[2]	2,412,000	2,303,460
Total Financial		153,835,093

Consumer, Non-cyclical – 13.1%
Valeant Pharmaceuticals International, Inc.
6.75% due 08/15/18[1,2]	23,382,000	23,615,820
Tenet Healthcare Corp.
6.25% due 11/01/18	16,066,000	17,029,959
Hologic, Inc.
5.25% due 07/15/22[2]	14,614,000	15,399,503
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[2]	12,420,000	13,258,350
APX Group, Inc.
7.88% due 12/01/22	11,983,000	13,120,067
JBS USA LUX S.A. / JBS USA Finance, Inc.
8.25% due 02/01/20[1,2]	11,097,000	11,263,455
HCA, Inc.
8.00% due 10/01/18	8,459,000	9,156,868
Hertz Corp.
4.25% due 04/01/18[1]	8,704,000	8,814,976
Fresenius Medical Care US Finance II, Inc.
6.50% due 09/15/18[2]	7,656,000	8,086,650
Alere, Inc.
7.25% due 07/01/18	6,391,000	6,434,938
7.63% due 10/01/18	3,716,000	3,999,345
5.38% due 01/15/22	1,276,000	1,319,065
Mallinckrodt International Finance S.A.
3.50% due 04/15/18[1]	4,381,000	4,408,381
Marfrig Holdings Europe BV
8.38% due 05/09/18[2]	4,000,000	4,135,000
Flexi-Van Leasing, Inc.
7.88% due 08/15/18[2]	3,358,000	3,324,420
Darling Ingredients, Inc.
5.38% due 01/15/22	337,000	350,059
Total Consumer, Non-cyclical		143,716,856

Basic Materials – 11.2%
United States Steel Corp.
8.38% due 07/01/21[2]	18,062,000	19,868,200
7.00% due 02/01/18	982,000	1,001,640
CF Industries, Inc.
6.88% due 05/01/18	14,562,000	15,217,290
Ashland LLC
3.88% due 04/15/18	9,881,000	10,066,268
Freeport-McMoRan, Inc.
6.50% due 11/15/20[2]	8,705,000	9,053,896
Platform Specialty Products Corp.
10.38% due 05/01/21[2]	7,392,000	8,214,360
Constellium N.V.
7.88% due 04/01/21[2]	7,030,000	7,592,400
Lundin Mining Corp.
7.88% due 11/01/22[2]	6,689,000	7,357,900
Cornerstone Chemical Co.
9.38% due 03/15/18[2]	6,908,000	6,994,350
Kraton Polymers LLC / Kraton Polymers Capital Corp.
10.50% due 04/15/23[2]	5,961,000	6,929,663
Teck Resources Ltd.
8.00% due 06/01/21[2]	6,238,000	6,783,825
Commercial Metals Co.
7.35% due 08/15/18	6,319,000	6,698,140
Steel Dynamics, Inc.
5.25% due 04/15/23	6,404,000	6,652,155
Westlake Chemical Corp.
4.88% due 05/15/23	3,980,000	4,159,876
ArcelorMittal
6.13% due 06/01/18	3,889,000	4,053,894
Smurfit Kappa Acquisitions Unlimited Co.
4.88% due 09/15/18[2]	2,525,000	2,588,125
Total Basic Materials		123,231,982

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 141

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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 91.3% (continued)
Technology – 8.2%
Dell International LLC / EMC Corp.
5.88% due 06/15/21[2]	$29,620,000	$31,378,688
EMC Corp.
1.88% due 06/01/18	25,176,000	25,033,000
NXP BV / NXP Funding LLC
3.75% due 06/01/18[2]	7,052,000	7,193,040
5.75% due 03/15/23[2]	4,700,000	4,983,504
Qorvo, Inc.
6.75% due 12/01/23	6,275,000	6,894,656
Interface Security Systems Holdings Incorporated /
Interface Security Systems LLC
9.25% due 01/15/18[1]	6,765,000	6,661,834
Dell, Inc.
5.65% due 04/15/18	5,022,000	5,197,770
BMC Software, Inc.
7.25% due 06/01/18	2,432,000	2,517,120
Total Technology		89,859,612

Industrial – 4.8%
CNH Industrial Capital LLC
3.63% due 04/15/18	10,337,000	10,466,212
3.88% due 07/16/18	8,636,000	8,808,720
GFL Environmental, Inc.
9.88% due 02/01/21[2]	6,953,000	7,596,153
Builders FirstSource, Inc.
10.75% due 08/15/23[2]	5,443,000	6,327,487
Michael Baker International LLC /
CDL Acquisition Company, Inc.
8.25% due 10/15/18[2]	5,275,000	5,314,563
XPO CNW, Inc.
7.25% due 01/15/18	3,940,000	4,048,350
NCI Building Systems, Inc.
8.25% due 01/15/23[2]	3,420,000	3,723,525
CEVA Group plc
4.00% due 05/01/18[2]	2,800,000	2,728,824
Overseas Shipholding Group, Inc.
8.13% due 03/30/18	1,544,000	1,605,760
Vulcan Materials Co.
7.00% due 06/15/18	1,448,000	1,524,269
Berry Plastics Corp.
6.00% due 10/15/22	438,000	468,660
Total Industrial		52,612,523

Energy – 3.7%
Transocean, Inc.
6.00% due 03/15/18	11,285,000	11,595,338
Rockies Express Pipeline LLC
6.85% due 07/15/18[2]	8,509,000	8,955,722
NuStar Logistics, LP
8.15% due 04/15/18	5,652,000	5,962,860
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.25% due 10/15/22	3,940,000	4,235,500
Western Refining Logistics Limited Partnership /
WNRL Finance Corp.
7.50% due 02/15/23	3,855,000	4,182,675
CrownRock Limited Partnership / CrownRock Finance, Inc.
7.75% due 02/15/23[2]	3,910,000	4,164,150
Sibur Securities DAC
3.91% due 01/31/18[2]	750,000	757,880
Natural Resource Partners Limited Partnership /
NRP Finance Corp.
9.13% due 10/01/18	546,000	556,920
Targa Resources Partners LP / Targas Resources Finance Corp.
6.38% due 08/01/22	132,000	136,950
Total Energy		40,547,995

Utilities – 2.0%
Calpine Corp.
5.88% due 01/15/24[2]	9,884,000	10,254,650
Talen Energy Supply LLC
6.50% due 05/01/18[1]	7,822,000	7,939,330
GenOn Energy, Inc.
9.50% due 10/15/18	2,898,000	2,101,050
NRG Energy, Inc.
7.63% due 01/15/18	1,087,000	1,125,045
Total Utilities		21,420,075
Total Corporate Bonds
(Cost $994,418,460)		1,001,232,831

SECURITIES LENDING COLLATERAL††,4 – 4.3%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	10,851,668	10,851,668
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	10,851,668	10,851,668
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	10,851,668	10,851,668
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	10,851,668	10,851,668
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	3,216,058	3,216,058
Total Securities Lending Collateral
(Cost $46,622,730)		46,622,730
Total Investments – 95.6%
(Cost $1,041,069,452)		$1,047,855,561
Other Assets & Liabilities, net – 4.4%		48,789,874
Total Net Assets – 100.0%		$1,096,645,435

See notes to financial statements.
142 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

*	Non-income producing security.
**	Less than 0.1% of net assets.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2017 — See Note 2.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $368,552,021 (cost $368,203,181), or 33.6% of total net assets.
3	Security was fair valued by the Valuation Committee at May 31, 2017. The total market value of fair valued securities amounts $0 (cost $28,262), or 0.0% of total net assets.
4	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

See Sector Classification in Supplemental Information section

Country Diversification
% of Corporate
Country	Bonds
United States	86.0%
Canada	4.5%
United Kingdom	3.7%
Netherlands	2.4%
Luxembourg	1.4%
Cayman Islands	1.2%
Bermuda	0.5%
Ireland	0.3%
Total Corporate Bonds	100.0%

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs		Total
Assets
Common Stocks	$—	$—	$—	*	$—
Corporate Bonds	—	1,001,232,831	—		1,001,232,831
Securities Lending Collateral	—	46,622,730	—		46,622,730
Total	$—	$1,047,855,561	$—	*	$1,047,855,561

*Includes a security with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
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BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 92.9%
Communications – 17.0%
T-Mobile USA, Inc.
6.38% due 03/01/25	$15,344,000	$16,667,420
6.50% due 01/15/24	8,326,000	9,035,792
CSC Holdings LLC
10.13% due 01/15/23[1]	15,895,000	18,547,398
8.63% due 02/15/19	4,737,000	5,210,700
Sprint Capital Corp.
6.90% due 05/01/19	15,133,000	16,362,556
DISH DBS Corp.
7.88% due 09/01/19	11,790,000	13,101,638
WideOpenWest Finance LLC / WideOpenWest Capital Corp.
10.25% due 07/15/19	9,043,000	9,392,964
Frontier Communications Corp.
7.13% due 03/15/19	6,181,000	6,551,860
Hughes Satellite Systems Corp.
6.50% due 06/15/19	5,835,000	6,338,268
Nokia Oyj
5.38% due 05/15/19	4,823,000	5,106,351
HC2 Holdings, Inc.
11.00% due 12/01/19[1]	4,135,000	4,269,388
Lamar Media Corp.
5.38% due 01/15/24	3,677,000	3,881,074
Intelsat Jackson Holdings S.A.
7.25% due 04/01/19	4,027,000	3,875,988
TEGNA, Inc.
5.13% due 10/15/19	2,927,000	3,000,175
VimpelCom Holdings BV
5.20% due 02/13/19[1]	2,450,000	2,555,154
CenturyLink, Inc.
6.15% due 09/15/19[2]	2,205,000	2,370,375
Anixter, Inc.
5.63% due 05/01/19	2,051,000	2,166,369
LBI Media, Inc.
10.00% due 04/15/19[1]	1,237,000	1,218,445
Match Group, Inc.
6.38% due 06/01/24	612,000	669,375
Total Communications		130,321,290

Consumer, Non-cyclical – 14.3%
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25% due 05/15/23[1]	27,202,000	29,809,040
CHS/Community Health Systems, Inc.
8.00% due 11/15/19[2]	17,114,000	17,263,748
Tenet Healthcare Corp.
5.00% due 03/01/19	9,377,000	9,605,611
5.50% due 03/01/19	2,981,000	3,070,430
Service Corporation International
5.38% due 05/15/24	7,228,000	7,642,887
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	7,379,000	7,475,849
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/19[1]	5,443,000	5,830,814
US Foods, Inc.
5.88% due 06/15/24[1]	4,468,000	4,689,613
Immucor, Inc.
11.13% due 08/15/19	4,350,000	4,398,938
TreeHouse Foods, Inc.
6.00% due 02/15/24[1]	4,060,000	4,354,350
APX Group, Inc.
6.38% due 12/01/19	3,563,000	3,680,258
Constellation Brands, Inc.
3.88% due 11/15/19	2,707,000	2,826,230
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/19[1]	2,685,000	2,302,388
BakerCorp International, Inc.
8.25% due 06/01/19	2,199,000	2,067,060
Graham Holdings Co.
7.25% due 02/01/19	1,520,000	1,638,492
Safeway, Inc.
5.00% due 08/15/19	1,202,000	1,232,050
Spectrum Brands, Inc.
6.13% due 12/15/24	862,000	918,030
Cenveo Corp.
6.00% due 08/01/19[1]	979,000	837,045
Avon Products, Inc.
6.50% due 03/01/19[2]	526,000	543,095
B&G Foods, Inc.
4.63% due 06/01/21	258,000	264,450
Total Consumer, Non-cyclical		110,450,378

Financial – 11.6%
Navient Corp.
5.50% due 01/15/19	8,720,000	9,068,799
4.88% due 06/17/19	6,590,000	6,825,922
CIT Group, Inc.
3.88% due 02/19/19	8,793,000	9,045,798
5.50% due 02/15/19[1]	2,961,000	3,131,257
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	10,716,000	10,898,172
Ally Financial, Inc.
3.50% due 01/27/19	4,919,000	4,998,196
3.75% due 11/18/19	4,821,000	4,941,525
OneMain Financial Holdings LLC
6.75% due 12/15/19[1]	5,508,000	5,790,285
Springleaf Finance Corp.
5.25% due 12/15/19	5,447,000	5,610,410
iStar, Inc.
5.00% due 07/01/19	5,525,000	5,607,875
Aircastle Ltd.
6.25% due 12/01/19	4,253,000	4,625,138

See notes to financial statements.
144 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 92.9% (continued)
Financial – 11.6% (continued)
International Lease Finance Corp.
6.25% due 05/15/19	$3,068,000	$3,300,140
5.88% due 04/01/19	457,000	486,983
VEREIT Operating Partnership, LP
3.00% due 02/06/19	3,409,000	3,453,556
Och-Ziff Finance Company LLC
4.50% due 11/20/19[1]	3,000,000	2,853,750
Radian Group, Inc.
5.50% due 06/01/19	2,327,000	2,446,259
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19	1,928,000	1,981,502
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/19[1]	1,895,000	1,973,169
PHH Corp.
7.38% due 09/01/19[2]	1,549,000	1,684,538
Fifth Street Finance Corp.
4.88% due 03/01/19	559,000	559,702
Total Financial		89,282,976

Technology – 10.3%
Western Digital Corp.
10.50% due 04/01/24	29,623,000	34,792,213
Solera LLC / Solera Finance, Inc.
10.50% due 03/01/24[1]	15,357,000	17,660,550
Dell International LLC / EMC Corp.
7.13% due 06/15/24[1,2]	15,372,000	17,139,503
Advanced Micro Devices, Inc.
6.75% due 03/01/19	4,435,000	4,745,450
Dell, Inc.
5.88% due 06/15/19	4,098,000	4,349,003
Microsemi Corp.
9.13% due 04/15/23[1]	683,000	788,865
Total Technology		79,475,584

Energy – 10.0%
Whiting Petroleum Corp.
5.00% due 03/15/19	7,372,000	7,390,430
Weatherford International Ltd.
9.63% due 03/01/19[2]	5,442,000	5,999,805
Targa Resources Partners LP / T
argas Resources Finance Corp.
4.13% due 11/15/19	5,822,000	5,938,439
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
5.50% due 10/15/19	3,044,000	3,234,250
6.38% due 05/01/24	2,456,000	2,683,180
SESI LLC
6.38% due 05/01/19	5,655,000	5,598,450
NGPL PipeCo LLC
9.63% due 06/01/19[1,2]	4,880,000	5,020,300
Canbriam Energy, Inc.
9.75% due 11/15/19[1]	4,568,000	4,796,400
Noble Holding US LLC/Noble Drilling Services 6 LLC /
Noble Drilling Holding LLC
7.50% due 03/15/19	4,500,000	4,725,000
Niska Gas Storage Ltd. /
Niska Gas Storage Canada Finance Corp.
6.50% due 04/01/19	4,568,000	4,659,360
Rockies Express Pipeline LLC
6.00% due 01/15/19[1]	4,015,000	4,233,336
PHI, Inc.
5.25% due 03/15/19	4,213,000	3,854,895
Welltec A/S
8.00% due 02/01/19[1]	3,500,000	3,473,750
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
6.75% due 03/15/24	2,497,000	2,721,730
Greenko Dutch BV
8.00% due 08/01/19[1]	2,500,000	2,614,063
DCP Midstream Operating, LP
9.75% due 03/15/19[1]	2,113,000	2,387,690
Diamond Offshore Drilling, Inc.
5.88% due 05/01/19	2,059,000	2,151,655
Ithaca Energy, Inc.
8.13% due 07/01/19[1]	2,000,000	2,050,000
Pride International LLC
8.50% due 06/15/19	1,057,000	1,173,270
SEACOR Holdings, Inc.
7.38% due 10/01/19	888,000	899,100
Rowan Companies, Inc.
7.88% due 08/01/19	762,000	824,865
EV Energy Partners, LP / EV Energy Finance Corp.
8.00% due 04/15/19	443,000	276,875
SunCoke Energy, Inc.
7.63% due 08/01/19	91,000	90,204
Total Energy		76,797,047

Industrial – 9.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[1]	10,252,000	10,674,894
7.00% due 07/15/24[1]	6,818,000	7,350,621
Florida East Coast Holdings Corp.
6.75% due 05/01/19[1]	7,609,000	7,856,292
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[1]	6,600,000	7,136,250
Coveris Holdings S.A.
7.88% due 11/01/19[1]	6,200,000	6,076,000
Bombardier, Inc.
4.75% due 04/15/19[1]	5,401,000	5,515,770
Welbilt, Inc.
9.50% due 02/15/24	4,007,000	4,668,155
Cleaver-Brooks, Inc.
8.75% due 12/15/19[1]	3,930,000	4,052,813

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 145

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BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 92.9% (continued)
Industrial – 9.2% (continued)
LMI Aerospace, Inc.
7.38% due 07/15/19[2]	$3,110,000	$3,238,288
CNH Industrial Capital LLC
3.38% due 07/15/19	2,641,000	2,703,724
PaperWorks Industries, Inc.
9.50% due 08/15/19[1]	3,160,000	2,456,900
Kratos Defense & Security Solutions, Inc.
7.00% due 05/15/19	2,226,000	2,287,215
CTP Transportation Products LLC / CTP Finance, Inc.
8.25% due 12/15/19[1]	2,259,000	2,106,518
Meccanica Holdings USA, Inc.
6.25% due 07/15/19[1]	1,500,000	1,623,750
Greif, Inc.
7.75% due 08/01/19	1,187,000	1,313,119
Sanmina Corp.
4.38% due 06/01/19[1]	1,143,000	1,174,433
Navios Maritime Holdings Inc./
Navios Maritime Finance II US Inc
8.13% due 02/15/19	493,000	437,538
LSB Industries, Inc.
8.50% due 08/01/19[3]	265,000	263,675
Zekelman Industries, Inc.
9.88% due 06/15/23[1]	175,000	198,188
Total Industrial		71,134,143

Consumer, Cyclical – 9.1%
Lennar Corp.
4.50% due 06/15/19	5,183,000	5,409,755
4.50% due 11/15/19	3,005,000	3,140,225
American Airlines Group, Inc.
5.50% due 10/01/19[1]	6,373,000	6,695,665
MGM Resorts International
8.63% due 02/01/19	4,771,000	5,295,810
International Game Technology plc
5.63% due 02/15/20[1]	4,650,000	4,940,625
Allegiant Travel Co.
5.50% due 07/15/19	4,519,000	4,682,814
Jaguar Land Rover Automotive plc
4.25% due 11/15/19[1]	3,540,000	3,668,325
3.50% due 03/15/20[1]	700,000	711,375
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19	3,926,000	4,043,780
GameStop Corp.
5.50% due 10/01/19[1]	3,928,000	4,040,930
JC Penney Corporation, Inc.
8.13% due 10/01/19	3,563,000	3,959,384
Beazer Homes USA, Inc.
5.75% due 06/15/19	3,297,000	3,478,335
L Brands, Inc.
8.50% due 06/15/19	2,949,000	3,302,880
Guitar Center, Inc.
6.50% due 04/15/19[1,2]	3,489,000	3,022,346
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.50% due 07/01/19[1]	3,000,000	2,940,000
International Game Technology
7.50% due 06/15/19	2,291,000	2,514,373
KB Home
4.75% due 05/15/19	2,241,000	2,319,435
American Axle & Manufacturing, Inc.
7.75% due 11/15/19	889,000	984,567
5.13% due 02/15/19	685,000	694,509
Yum! Brands, Inc.
5.30% due 09/15/19	1,350,000	1,432,688
Jo-Ann Stores LLC
8.13% due 03/15/19[1]	1,083,000	1,085,708
Radio Systems Corp.
8.38% due 11/01/19[1]	902,000	939,704
Tenneco, Inc.
5.38% due 12/15/24	662,000	695,100
Algeco Scotsman Global Finance plc
10.75% due 10/15/19[1]	400,000	301,000
Total Consumer, Cyclical		70,299,333

Basic Materials – 7.1%
Consolidated Energy Finance S.A.
6.75% due 10/15/19[1]	8,034,000	8,264,978
Anglo American Capital plc
9.38% due 04/08/19[1]	5,850,000	6,595,874
PQ Corp.
6.75% due 11/15/22[1]	5,784,000	6,304,559
Teck Resources Ltd.
8.50% due 06/01/24[1]	4,750,000	5,498,125
Steel Dynamics, Inc.
5.50% due 10/01/24	4,804,000	5,098,245
GCP Applied Technologies, Inc.
9.50% due 02/01/23[1]	4,224,000	4,825,920
Tembec Industries, Inc.
9.00% due 12/15/19[1,2]	4,256,000	4,458,160
AK Steel Corp.
7.50% due 07/15/23	3,302,000	3,586,798
Allegheny Technologies, Inc.
9.38% due 06/01/19	3,095,000	3,383,237
Vedanta Resources plc
6.00% due 01/31/19[1]	3,107,000	3,202,230
Taseko Mines Ltd.
7.75% due 04/15/19	2,000,000	2,006,500
Real Alloy Holding, Inc.
10.00% due 01/15/19[1]	1,291,000	1,268,408

See notes to financial statements.
146 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 92.9% (continued)
Basic Materials – 7.1% (continued)
Evraz Inc. North America Canada
7.50% due 11/15/19[1]	$50,000	$51,880
Total Basic Materials		54,544,914

Utilities – 3.7%
Dynegy, Inc.
6.75% due 11/01/19	19,213,000	19,861,438
DPL, Inc.
6.75% due 10/01/19	3,129,000	3,293,273
NGL Energy Partners, LP / NGL Energy Finance Corp.
5.13% due 07/15/19	2,756,000	2,776,670
Atlantica Yield plc
7.00% due 11/15/19[1]	1,500,000	1,582,500
Talen Energy Supply LLC
4.63% due 07/15/19[1]	1,274,000	1,245,335
Total Utilities		28,759,216

Diversified – 0.6%
HRG Group, Inc.
7.88% due 07/15/19	4,592,000	4,742,388
Total Corporate Bonds
(Cost $704,660,939)		715,807,269

SECURITIES LENDING COLLATERAL††,4 – 3.1%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	5,541,633	5,541,633
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	5,541,633	5,541,633
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	5,541,633	5,541,633
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	5,541,633	5,541,633
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	1,642,386	1,642,386
Total Securities Lending Collateral
(Cost $23,808,918)		23,808,918
Total Investments – 96.0%
(Cost $728,469,857)		$739,616,187
Other Assets & Liabilities, net – 4.0%		30,821,622
Total Net Assets – 100.0%		$770,437,809

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $276,192,629 (cost $273,472,854), or 35.8% of total net assets.
2	All or portion of this security is on loan at May 31, 2017 — See Note 2.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

See Sector Classification in Supplemental Information section.

See notes to financial statements.
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Country Diversification
% of Corporate
Country	Bonds
United States	87.0%
Canada	4.1%
United Kingdom	2.9%
Luxembourg	2.5%
Bermuda	1.5%
Netherlands	0.7%
Finland	0.7%
Denmark	0.5%
Marshall Islands	0.1%
Total Corporate Bonds	100.0%

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$715,807,269	$—	$715,807,269
Securities Lending Collateral	—	23,808,918	—	23,808,918
Total	$—	$739,616,187	$—	$739,616,187

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
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BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 96.0%
Communications – 22.9%
CSC Holdings LLC
10.88% due 10/15/25[1]	$8,417,000	$10,268,739
6.63% due 10/15/25[1]	4,234,000	4,674,971
Sprint Communications, Inc.
7.00% due 08/15/20	6,127,000	6,785,652
7.00% due 03/01/20[1]	3,850,000	4,283,125
SoftBank Corp.
4.50% due 04/15/20[1]	10,500,000	10,934,174
Frontier Communications Corp.
8.50% due 04/15/20	5,011,000	5,324,188
8.88% due 09/15/20	4,727,000	5,040,164
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	9,303,000	9,370,650
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38% due 09/15/20[1]	4,454,000	4,576,485
7.75% due 07/15/25[1]	2,562,000	2,863,035
CommScope Technologies LLC
6.00% due 06/15/25[1]	6,515,000	6,956,066
Wind Acquisition Finance S.A.
4.75% due 07/15/20[1]	4,550,000	4,624,666
6.50% due 04/30/20[1]	1,500,000	1,552,500
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25	4,490,000	4,843,588
DISH DBS Corp.
5.13% due 05/01/20	4,333,000	4,582,148
CenturyLink, Inc.
5.63% due 04/01/20	3,856,000	4,101,820
T-Mobile USA, Inc.
5.13% due 04/15/25	2,250,000	2,351,497
6.50% due 01/15/24	750,000	813,938
Windstream Corp.
7.75% due 10/15/20	3,121,000	3,159,045
Cablevision Systems Corp.
8.00% due 04/15/20	2,045,000	2,300,625
Block Communications, Inc.
6.88% due 02/15/25[1]	2,000,000	2,157,500
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20	2,000,000	1,810,000
Urban One, Inc.
9.25% due 02/15/20[1,2]	1,500,000	1,443,750
ViaSat, Inc.
6.88% due 06/15/20	1,381,000	1,409,483
Gannett Company, Inc.
5.13% due 07/15/20	1,260,000	1,294,650
Sirius XM Radio, Inc.
4.25% due 05/15/20[1]	1,062,000	1,078,196
Cogeco Communications, Inc.
4.88% due 05/01/20[1]	816,000	837,420
Clear Channel International BV
8.75% due 12/15/20[1]	500,000	532,500
Altice Financing S.A.
6.63% due 02/15/23[1]	250,000	266,625
Total Communications		110,237,200

Consumer, Non-cyclical – 15.9%
Valeant Pharmaceuticals International, Inc.
6.38% due 10/15/20[1,2]	9,323,000	8,810,234
5.38% due 03/15/20[1,2]	8,228,000	7,693,591
7.00% due 10/01/20[1]	2,192,000	2,104,320
Tenet Healthcare Corp.
6.00% due 10/01/20	6,996,000	7,511,955
8.00% due 08/01/20	3,250,000	3,315,000
4.75% due 06/01/20	1,405,000	1,459,444
6.75% due 02/01/20	371,000	383,985
CHS/Community Health Systems, Inc.
7.13% due 07/15/20[2]	4,721,000	4,667,889
Alere, Inc.
6.50% due 06/15/20	4,139,000	4,232,128
JBS Investments GmbH
7.75% due 10/28/20[1,2]	4,300,000	4,207,550
Monitronics International, Inc.
9.13% due 04/01/20[2]	4,000,000	3,840,000
Hertz Corp.
5.88% due 10/15/20[2]	3,687,000	3,511,868
APX Group, Inc.
8.75% due 12/01/20	3,371,000	3,501,626
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
4.88% due 04/15/20[1]	3,162,000	3,177,810
Avon Products, Inc.
6.60% due 03/15/20	2,750,000	2,811,875
Kindred Healthcare, Inc.
8.00% due 01/15/20	2,462,000	2,589,729
ADT Corp.
5.25% due 03/15/20	2,350,000	2,491,000
Universal Hospital Services, Inc.
7.63% due 08/15/20	2,270,000	2,326,750
Fresenius Medical Care US Finance II, Inc.
4.13% due 10/15/20[1]	1,763,000	1,852,243
Post Holdings, Inc.
8.00% due 07/15/25[1]	1,500,000	1,755,000
RR Donnelley & Sons Co.
7.63% due 06/15/20[2]	1,570,000	1,750,550
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	1,701,000	1,735,020
Southern Graphics, Inc.
8.38% due 10/15/20[1]	500,000	512,500
Service Corporation International
4.50% due 11/15/20	185,000	188,700
Total Consumer, Non-cyclical		76,430,767

See notes to financial statements.
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BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.0% (continued)
Energy – 13.7%
Citgo Holding, Inc.
10.75% due 02/15/20[1]	$6,421,000	$6,966,785
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	6,654,000	6,121,679
Energy Transfer Equity, LP
7.50% due 10/15/20	5,315,000	5,966,087
DCP Midstream Operating, LP
5.35% due 03/15/20[1]	3,697,000	3,881,850
Pride International LLC
6.88% due 08/15/20	3,452,000	3,689,325
Southwestern Energy Co.
5.80% due 01/23/20[2]	3,492,000	3,553,110
Transocean, Inc.
6.50% due 11/15/20[2]	3,403,000	3,496,583
Chesapeake Energy Corp.
6.63% due 08/15/20[2]	2,000,000	2,090,000
6.88% due 11/15/20	1,115,000	1,159,600
Whiting Petroleum Corp.
5.75% due 03/15/21[2]	3,285,000	3,239,010
WPX Energy, Inc.
7.50% due 08/01/20	2,962,000	3,139,720
Resolute Energy Corp.
8.50% due 05/01/20	3,000,000	3,060,000
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	2,713,000	2,784,216
Weatherford International Ltd.
5.13% due 09/15/20[2]	2,531,000	2,549,983
Permian Resources LLC / AEPB Finance Corp.
8.00% due 06/15/20[1]	2,500,000	2,543,750
Permian Resources LLC
13.00% due 11/30/20[1]	2,100,000	2,446,500
Sunoco Limited Partnership / Sunoco Finance Corp.
5.50% due 08/01/20	1,962,000	2,028,218
Tullow Oil plc
6.00% due 11/01/20[1]	1,800,000	1,755,000
Precision Drilling Corp.
6.63% due 11/15/20	1,719,589	1,736,784
Rockies Express Pipeline LLC
5.63% due 04/15/20[1]	1,500,000	1,605,000
NuStar Logistics, LP
4.80% due 09/01/20	945,000	989,888
Tesoro Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
5.88% due 10/01/20	607,000	623,693
Northern Tier Energy LLC / Northern Tier Finance Corp.
7.13% due 11/15/20	462,000	479,036
Parker Drilling Co.
7.50% due 08/01/20	185,000	172,281
Pacific Drilling S.A.
5.38% due 06/01/20[1]	150,000	75,750
Total Energy		66,153,848

Basic Materials – 11.0%
Hexion, Inc.
6.63% due 04/15/20	6,217,000	5,812,894
10.00% due 04/15/20	950,000	964,250
Anglo American Capital plc
3.63% due 05/14/20[1]	4,350,000	4,428,473
4.45% due 09/27/20[1]	2,100,000	2,194,500
Blue Cube Spinco, Inc.
9.75% due 10/15/23	2,784,000	3,410,400
10.00% due 10/15/25	2,550,000	3,174,750
Freeport-McMoRan, Inc.
3.10% due 03/15/20	4,965,000	4,910,832
CF Industries, Inc.
7.13% due 05/01/20	3,417,000	3,784,328
Tronox Finance LLC
6.38% due 08/15/20	3,379,000	3,421,238
Huntsman International LLC
4.88% due 11/15/20	2,805,000	2,987,325
United States Steel Corp.
7.38% due 04/01/20[2]	2,632,000	2,858,352
Cliffs Natural Resources, Inc.
8.25% due 03/31/20[1]	2,142,000	2,366,910
Evraz Group S.A.
6.50% due 04/22/20[1]	2,000,000	2,133,440
Lundin Mining Corp.
7.50% due 11/01/20[1]	1,962,000	2,084,841
Eldorado Gold Corp.
6.13% due 12/15/20[1]	1,962,000	2,020,860
Aleris International, Inc.
7.88% due 11/01/20	1,880,000	1,860,636
ArcelorMittal
5.75% due 08/05/20	1,000,000	1,086,250
5.13% due 06/01/20	300,000	319,125
Teck Resources Ltd.
4.50% due 01/15/21	1,000,000	1,050,000
New Gold, Inc.
7.00% due 04/15/20[1]	712,000	724,460
TPC Group, Inc.
8.75% due 12/15/20[1]	741,000	702,098
PH Glatfelter Co.
5.38% due 10/15/20	462,000	474,982
Allegheny Technologies, Inc.
5.95% due 01/15/21	324,000	324,000
Total Basic Materials		53,094,944

Financial – 11.0%
Ally Financial, Inc.
8.00% due 03/15/20	4,145,000	4,733,590
4.13% due 03/30/20	3,331,000	3,451,182
7.50% due 09/15/20	1,989,000	2,257,515
Navient Corp.
8.00% due 03/25/20	6,178,000	6,842,134
5.00% due 10/26/20	2,143,000	2,196,575

See notes to financial statements.
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BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.0% (continued)
Financial – 11.0% (continued)
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
6.00% due 08/01/20	$7,118,000	$7,322,642
Springleaf Finance Corp.
8.25% due 12/15/20	4,300,000	4,751,500
6.00% due 06/01/20	900,000	940,500
Equinix, Inc.
5.75% due 01/01/25	2,142,000	2,324,070
4.88% due 04/01/20	779,000	799,936
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[1]	2,350,000	2,441,063
Iron Mountain, Inc.
6.00% due 10/01/20[1]	2,200,000	2,299,000
KCG Holdings, Inc.
6.88% due 03/15/20[1]	2,149,000	2,232,274
CIT Group, Inc.
5.38% due 05/15/20	1,826,000	1,967,515
Genworth Holdings, Inc.
7.70% due 06/15/20	1,785,000	1,753,763
Aircastle Ltd.
7.63% due 04/15/20	1,525,000	1,732,781
NewStar Financial, Inc.
7.25% due 05/01/20	1,673,000	1,723,190
Radian Group, Inc.
5.25% due 06/15/20	1,250,000	1,328,125
CoreCivic, Inc.
4.13% due 04/01/20	750,000	774,375
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	711,000	734,552
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[1]	400,000	408,000
Total Financial		53,014,282

Consumer, Cyclical – 9.6%
MGM Resorts International
6.75% due 10/01/20	4,386,000	4,884,907
5.25% due 03/31/20	1,862,000	1,986,456
Fiat Chrysler Automobiles N.V.
4.50% due 04/15/20[2]	5,900,000	6,054,874
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20	3,450,000	3,674,250
K Hovnanian Enterprises, Inc.
7.25% due 10/15/20[1]	2,935,000	2,920,324
9.13% due 11/15/20[1]	463,000	424,803
Caesars Entertainment Resort Properties LLC /
Caesars Entertainment Resort Properties Finance, Inc.
8.00% due 10/01/20	2,550,000	2,647,219
PF Chang’s China Bistro, Inc.
10.25% due 06/30/20[1]	2,403,000	2,463,075
L Brands, Inc.
7.00% due 05/01/20	1,842,000	2,053,057
Michaels Stores, Inc.
5.88% due 12/15/20[1]	1,962,000	2,013,503
Rexel S.A.
5.25% due 06/15/20[1]	1,947,000	2,001,759
Dollar Tree, Inc.
5.25% due 03/01/20	1,895,000	1,953,034
JC Penney Company, Inc.
5.65% due 06/01/20[2]	1,685,000	1,678,681
Titan International, Inc.
6.88% due 10/01/20[2]	1,591,000	1,648,674
American Airlines Group, Inc.
4.63% due 03/01/20[1,2]	1,413,000	1,458,923
Brookfield Residential Properties, Inc.
6.50% due 12/15/20[1]	1,218,000	1,260,630
United Continental Holdings, Inc.
6.00% due 12/01/20[2]	1,135,000	1,236,378
Scientific Games International, Inc.
6.25% due 09/01/20	1,241,000	1,230,141
KB Home
8.00% due 03/15/20	971,000	1,092,375
ZF North America Capital, Inc.
4.00% due 04/29/20[1]	700,000	730,191
Yum! Brands, Inc.
3.88% due 11/01/20[2]	650,000	668,688
Playa Resorts Holding BV
8.00% due 08/15/20[1]	600,000	630,000
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	485,000	575,938
Ruby Tuesday, Inc.
7.63% due 05/15/20	500,000	477,500
Ryland Group, Inc.
6.63% due 05/01/20[2]	375,000	414,375
Meritage Homes Corp.
7.15% due 04/15/20	323,000	359,338
Total Consumer, Cyclical		46,539,093

Industrial – 7.6%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC /
Reynolds Group Issuer
5.75% due 10/15/20	13,633,000	14,014,724
Ball Corp.
4.38% due 12/15/20	4,387,000	4,628,285
Bombardier, Inc.
7.75% due 03/15/20[1]	3,185,000	3,451,744
TransDigm, Inc.
5.50% due 10/15/20	3,323,000	3,409,165
CNH Industrial Capital LLC
4.38% due 11/06/20	2,593,000	2,712,926
Accudyne Industries Borrower / Accudyne Industries LLC
7.75% due 12/15/20[1]	2,500,000	2,543,750
USG Corp.
5.50% due 03/01/25[1]	1,350,000	1,436,063

See notes to financial statements.
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BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.0% (continued)
Industrial – 7.6% (continued)
Huntington Ingalls Industries, Inc.
5.00% due 11/15/25[1]	$1,000,000	$1,072,500
Sealed Air Corp.
6.50% due 12/01/20[1]	871,000	975,520
Shape Technologies Group, Inc.
7.63% due 02/01/20[1]	700,000	729,750
Briggs & Stratton Corp.
6.88% due 12/15/20	543,000	600,015
Zachry Holdings, Inc.
7.50% due 02/01/20[1]	500,000	520,625
Silgan Holdings, Inc.
5.00% due 04/01/20	283,000	288,224
Norbord, Inc.
5.38% due 12/01/20[1]	185,000	195,175
GrafTech International Ltd.
6.38% due 11/15/20	91,000	79,853
Hornbeck Offshore Services, Inc.
5.88% due 04/01/20	91,000	51,697
Total Industrial		36,710,016

Technology – 3.8%
EMC Corp.
2.65% due 06/01/20	8,304,000	8,195,160
MSCI, Inc.
5.75% due 08/15/25[1]	2,942,000	3,202,367
Qorvo, Inc.
7.00% due 12/01/25	1,772,000	2,006,790
Infor US, Inc.
5.75% due 08/15/20[1]	1,813,000	1,883,254
NXP BV / NXP Funding LLC
4.13% due 06/15/20[1]	1,000,000	1,055,000
Harland Clarke Holdings Corp.
6.88% due 03/01/20[1]	1,000,000	1,036,250
Nuance Communications, Inc.
5.38% due 08/15/20[1]	513,000	523,901
ACI Worldwide, Inc.
6.38% due 08/15/20[1]	328,000	336,815
j2 Cloud Services, Inc.
8.00% due 08/01/20	282,000	291,341
Total Technology		18,530,878

Utilities – 0.4%
AES Corp.
8.00% due 06/01/20	1,579,000	1,819,798

Diversified – 0.1%
WaveDivision Escrow LLC / WaveDivision Escrow Corp.
8.13% due 09/01/20[1]	462,000	481,635
Total Corporate Bonds
(Cost $453,072,290)		463,012,461

SECURITIES LENDING COLLATERAL††,3 – 7.2%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	8,126,184	8,126,184
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	8,126,184	8,126,184
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	8,126,184	8,126,184
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	7,532,422	7,532,422
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	3,002,002	3,002,002
Total Securities Lending Collateral
(Cost $34,912,976)		34,912,976
Total Investments – 103.2%
(Cost $487,985,266)		$497,925,437
Other Assets & Liabilities, net – (3.2)%		(15,573,066)
Total Net Assets – 100.0%		$482,352,371

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $163,821,111 (cost $160,439,266), or 34.0% of total net assets.
2	All or portion of this security is on loan at May 31, 2017 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	82.7%
Canada	4.5%
Luxembourg	3.8%
Japan	2.4%
United Kingdom	1.8%
Netherlands	1.8%
Bermuda	0.9%
Other	2.1%
Total Corporate Bonds	100.0%

See notes to financial statements.
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BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Investments in Securities (Assets)
Corporate Bonds	$—	$463,012,461	$—	$463,012,461
Securities Lending Collateral	—	34,912,976	—	34,912,976
Total Assets	$—	$497,925,437	$—	$497,925,437

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
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BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 95.4%
Communications – 19.0%
Wind Acquisition Finance S.A.
7.38% due 04/23/21[1]	$3,600,000	$3,753,450
Sprint Corp.
7.25% due 09/15/21	3,019,000	3,435,047
T-Mobile USA, Inc.
6.50% due 01/15/26	2,582,000	2,856,338
DISH DBS Corp.
6.75% due 06/01/21	2,332,000	2,588,519
Frontier Communications Corp.
6.25% due 09/15/21[2]	1,150,000	1,081,000
9.25% due 07/01/21	900,000	917,438
Cequel Communications Holdings I LLC /
Cequel Capital Corp.
5.13% due 12/15/21[1]	1,873,000	1,920,203
CenturyLink, Inc.
6.45% due 06/15/21	1,695,000	1,841,193
TIBCO Software, Inc.
11.38% due 12/01/21[1]	1,592,000	1,763,140
Sprint Communications, Inc.
11.50% due 11/15/21	1,300,000	1,677,000
CSC Holdings LLC
6.75% due 11/15/21	1,227,000	1,360,436
Hughes Satellite Systems Corp.
7.63% due 06/15/21	1,092,000	1,243,515
Windstream Services LLC
7.75% due 10/01/21[2]	885,000	860,663
Sirius XM Radio, Inc.
5.75% due 08/01/21[1]	785,000	814,438
Virgin Media Secured Finance plc
5.25% due 01/15/21	600,000	639,000
Anixter, Inc.
5.13% due 10/01/21	559,000	596,733
CommScope, Inc.
5.00% due 06/15/21[1]	504,000	518,802
West Corp.
4.75% due 07/15/21[1]	500,000	516,875
Sinclair Television Group, Inc.
5.38% due 04/01/21	435,000	448,050
Cogent Communications Group, Inc.
5.38% due 03/01/22[1]	415,000	438,863
Netflix, Inc.
5.38% due 02/01/21	385,000	419,650
Level 3 Financing, Inc.
6.13% due 01/15/21	384,000	393,120
Millicom International Cellular S.A.
6.63% due 10/15/21[1]	300,000	314,250
Cogent Communications Finance, Inc.
5.63% due 04/15/21[1]	285,000	293,906
Lamar Media Corp.
5.75% due 02/01/26	200,000	217,250
Midcontinent Communications & Midcontinent Finance Corp.
6.25% due 08/01/21[1]	200,000	208,000
Mediacom Broadband LLC / Mediacom Broadband Corp.
5.50% due 04/15/21	200,000	206,250
TEGNA, Inc.
4.88% due 09/15/21[1]	185,000	191,013
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25% due 03/15/21	185,000	190,897
GCI, Inc.
6.75% due 06/01/21	184,000	189,750
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	195,000	175,013
Total Communications		32,069,802

Consumer, Non-cyclical – 16.8%
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/21[1]	2,077,000	1,932,918
5.63% due 12/01/21[1]	1,035,000	892,688
6.75% due 08/15/21[1]	742,000	667,800
Tenet Healthcare Corp.
4.38% due 10/01/21	1,385,000	1,428,628
4.50% due 04/01/21	1,185,000	1,222,091
Centene Corp.
5.63% due 02/15/21	1,750,000	1,832,040
CHS/Community Health Systems, Inc.
5.13% due 08/01/21	1,685,000	1,712,380
JBS USA LUX S.A. / JBS USA Finance, Inc.
7.25% due 06/01/21[1]	1,431,000	1,434,578
HCA Healthcare, Inc.
6.25% due 02/15/21	1,305,000	1,428,974
Nature’s Bounty Co.
7.63% due 05/15/21[1]	1,350,000	1,414,125
ADT Corp.
6.25% due 10/15/21	1,265,000	1,397,825
LifePoint Health, Inc.
5.50% due 12/01/21	1,327,000	1,379,251
Opal Acquisition, Inc.
8.88% due 12/15/21[1]	1,235,000	1,123,850
Surgery Center Holdings, Inc.
8.88% due 04/15/21[1]	1,000,000	1,071,250
RR Donnelley & Sons Co.
7.88% due 03/15/21	869,000	947,688
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/21[1]	815,000	903,631
Kinetic Concepts Incorporated / KCI USA Inc.
12.50% due 11/01/21[1]	750,000	845,625
Revlon Consumer Products Corp.
5.75% due 02/15/21	877,000	824,915
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[1]	785,000	814,438
B&G Foods, Inc.
4.63% due 06/01/21	735,000	753,375

See notes to financial statements.
154 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.4% (continued)
Consumer, Non-cyclical – 16.8% (continued)
DJO Finco Incorporated / DJO Finance LLC /
DJO Finance Corp.
8.13% due 06/15/21[1]	$740,000	$691,900
Hertz Corp.
7.38% due 01/15/21[2]	592,000	561,290
Rent-A-Center, Inc.
4.75% due 05/01/21	600,000	537,000
Simmons Foods, Inc.
7.88% due 10/01/21[1]	500,000	533,750
SUPERVALU, Inc.
6.75% due 06/01/21[2]	500,000	513,125
Garda World Security Corp.
7.25% due 11/15/21[1]	400,000	406,000
Edgewell Personal Care Co.
4.70% due 05/19/21	342,000	367,821
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[1]	231,000	232,733
First Quality Finance Company, Inc.
4.63% due 05/15/21[1]	220,000	220,000
Prestige Brands, Inc.
5.38% due 12/15/21[1]	184,000	188,600
Total Consumer, Non-cyclical		28,280,289

Consumer, Cyclical – 15.8%
International Game Technology plc
6.25% due 02/15/22[1]	2,100,000	2,281,650
MGM Resorts International
6.63% due 12/15/21	1,794,000	2,018,250
HD Supply, Inc.
5.25% due 12/15/21[1]	1,802,000	1,905,164
Lennar Corp.
4.13% due 01/15/22	1,000,000	1,028,750
4.75% due 04/01/21	800,000	847,000
Navistar International Corp.
8.25% due 11/01/21	1,800,000	1,830,366
L Brands, Inc.
6.63% due 04/01/21	1,585,000	1,763,313
Caesars Entertainment Resort Properties LLC /
Caesars Entertainment Resort Prope
11.00% due 10/01/21	1,400,000	1,510,460
Air Canada
7.75% due 04/15/21[1,2]	1,185,000	1,358,306
GameStop Corp.
6.75% due 03/15/21[1,2]	1,200,000	1,234,500
PulteGroup, Inc.
4.25% due 03/01/21	900,000	936,000
Rite Aid Corp.
6.75% due 06/15/21	869,000	883,121
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	885,000	862,875
TRU Taj LLC / TRU Taj Finance, Inc.
12.00% due 08/15/21[1]	850,000	788,375
KB Home
7.00% due 12/15/21	685,000	770,625
KFC Holding Company/Pizza Hut Holdings LLC/
Taco Bell of America LLC
5.25% due 06/01/26[1]	700,000	736,225
Rivers Pittsburgh Borrower Limited Partnership/
Rivers Pittsburgh Finance Corp.
6.13% due 08/15/21[1]	700,000	710,500
Boyd Gaming Corp.
6.38% due 04/01/26	630,000	688,968
CalAtlantic Group, Inc.
8.38% due 01/15/21	292,000	345,027
6.25% due 12/15/21	200,000	223,000
Scientific Games International, Inc.
6.63% due 05/15/21	500,000	497,500
American Axle & Manufacturing, Inc.
6.25% due 03/15/21[2]	400,000	413,212
Taylor Morrison Communities Incorporated /
Taylor Morrison Holdings II Inc
5.25% due 04/15/21[1]	342,000	350,550
Seminole Hard Rock Entertainment Inc. /
Seminole Hard Rock International LLC
5.88% due 05/15/21[1]	292,000	297,510
TRI Pointe Group, Inc.
4.88% due 07/01/21	280,000	291,900
Churchill Downs, Inc.
5.38% due 12/15/21	258,000	269,610
Golden Nugget, Inc.
8.50% due 12/01/21[1]	250,000	268,125
WCI Communities Incorporated / Lennar Corp.
6.88% due 08/15/21	250,000	261,875
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.38% due 04/15/21[2]	221,000	233,155
Meritor, Inc.
6.75% due 06/15/21	200,000	207,250
Neiman Marcus Group LLC
8.00% due 10/15/21[1,2]	385,000	201,163
William Carter Co.
5.25% due 08/15/21	185,000	191,290
Yum! Brands, Inc.
3.75% due 11/01/21	185,000	188,931
Sugarhouse HSP Gaming Prop Mezz Limited Partnership /
Sugarhouse HSP Gaming Finance Corp.
6.38% due 06/01/21[1]	116,000	117,849
Dana, Inc.
5.38% due 09/15/21	77,000	79,743
American Builders & Contractors Supply Company, Inc.
5.63% due 04/15/21[1]	73,000	75,464
Total Consumer, Cyclical		26,667,602

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 155

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BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.4% (continued)
Energy – 15.0%
Cloud Peak Energy Resources LLC /
Cloud Peak Energy Finance Corp.
12.00% due 11/01/21	$1,500,000	$1,590,000
Sanchez Energy Corp.
7.75% due 06/15/21[2]	1,629,000	1,543,477
SESI LLC
7.13% due 12/15/21	1,479,000	1,482,698
Extraction Oil & Gas Incorporated /
Extraction Finance Corp.
7.88% due 07/15/21[1]	1,400,000	1,469,999
Denbury Resources, Inc.
9.00% due 05/15/21[1]	1,050,000	1,081,500
6.38% due 08/15/21	250,000	192,188
Unit Corp.
6.63% due 05/15/21	1,135,000	1,117,975
WPX Energy, Inc.
6.00% due 01/15/22	1,100,000	1,116,500
Sunoco Limited Partnership / Sunoco Finance Corp.
6.25% due 04/15/21	1,050,000	1,110,375
Enviva Partners Limited Partnership /
Enviva Partners Finance Corp.
8.50% due 11/01/21[1]	1,041,000	1,107,364
Precision Drilling Corp.
6.50% due 12/15/21	1,085,000	1,103,988
Chesapeake Energy Corp.
6.13% due 02/15/21[2]	800,000	814,000
5.38% due 06/15/21	300,000	288,657
SM Energy Co.
6.50% due 11/15/21[2]	1,061,000	1,076,915
Weatherford International Ltd.
7.75% due 06/15/21	1,000,000	1,059,130
Transocean, Inc.
8.13% due 12/15/21[2]	1,010,000	1,057,975
American Midstream Partners Limited Partnership /
American Midstream Finance Corp.
8.50% due 12/15/21[1]	875,000	896,874
Ensco plc
4.70% due 03/15/21[2]	879,000	892,185
QEP Resources, Inc.
6.88% due 03/01/21	790,000	833,450
Range Resources Corp.
5.75% due 06/01/21[1]	784,000	817,320
Williams Companies, Inc.
7.88% due 09/01/21	620,000	729,430
NuStar Logistics, LP
6.75% due 02/01/21[2]	500,000	547,500
ONEOK, Inc.
4.25% due 02/01/22	500,000	518,750
DCP Midstream Operating, LP
4.75% due 09/30/21[1]	500,000	510,000
Forum Energy Technologies, Inc.
6.25% due 10/01/21	500,000	500,000
KCA Deutag UK Finance plc
7.25% due 05/15/21[1]	500,000	473,000
Martin Midstream Partners Limited Partnership /
Martin Midstream Finance Corp.
7.25% due 02/15/21	450,000	463,500
Oasis Petroleum, Inc.
6.50% due 11/01/21[2]	345,000	351,900
CrownRock Limited Partnership /
CrownRock Finance, Inc.
7.13% due 04/15/21[1]	300,000	310,125
Endeavor Energy Resources LP / EER Finance, Inc.
7.00% due 08/15/21[1]	185,000	192,169
Gibson Energy, Inc.
6.75% due 07/15/21[1]	99,000	103,208
Total Energy		25,352,152

Financial – 10.3%
HUB International Ltd.
7.88% due 10/01/21[1]	1,835,000	1,922,162
Navient Corp.
6.63% due 07/26/21	900,000	958,770
5.88% due 03/25/21	685,000	715,400
Genworth Holdings, Inc.
7.63% due 09/24/21	1,100,000	1,050,500
7.20% due 02/15/21	400,000	378,000
Springleaf Finance Corp.
7.75% due 10/01/21	1,085,000	1,185,362
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 07/01/21	1,150,000	1,180,187
OneMain Financial Holdings LLC
7.25% due 12/15/21[1]	1,031,000	1,090,901
Credit Acceptance Corp.
6.13% due 02/15/21	935,000	946,688
iStar, Inc.
6.50% due 07/01/21	800,000	836,000
Iron Mountain, Inc.
4.38% due 06/01/21[1]	790,000	823,330
Aircastle Ltd.
5.13% due 03/15/21	685,000	736,375
NFP Corp.
9.00% due 07/15/21[1]	700,000	736,313
FBM Finance, Inc.
8.25% due 08/15/21[1]	660,000	712,800
Radian Group, Inc.
7.00% due 03/15/21	600,000	675,750
Ally Financial, Inc.
4.25% due 04/15/21	600,000	619,812
Realogy Group LLC / Realogy Company-Issuer Corp.
5.25% due 12/01/21[1]	585,000	617,175
Crescent Communities LLC/Crescent Ventures, Inc.
8.88% due 10/15/21[1]	500,000	526,250
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[1]	400,000	418,000

See notes to financial statements.
156 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.4% (continued)
Financial – 10.3% (continued)
Sabra Health Care Limited Partnership /
Sabra Capital Corp.
5.50% due 02/01/21	$292,000	$304,592
PHH Corp.
6.38% due 08/15/21	200,000	202,500
DuPont Fabros Technology, LP
5.88% due 09/15/21	185,000	192,516
RHP Hotel Properties Limited Partnership /
RHP Finance Corp.
5.00% due 04/15/21	185,000	190,088
CTR Partnership Limited Partnership /
CareTrust Capital Corp.
5.88% due 06/01/21	184,000	189,502
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[1]	184,000	189,290
Total Financial		17,398,263

Basic Materials – 8.0%
Freeport-McMoRan, Inc.
4.00% due 11/14/21[2]	1,346,000	1,320,695
First Quantum Minerals Ltd.
7.00% due 02/15/21[1]	1,225,000	1,289,068
Aleris International, Inc.
9.50% due 04/01/21[1]	1,065,000	1,118,250
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[1]	1,000,000	1,100,000
Vedanta Resources plc
8.25% due 06/07/21[1]	1,000,000	1,072,500
ArcelorMittal
6.00% due 03/01/21	900,000	978,750
WR Grace & Co.
5.13% due 10/01/21[1]	885,000	944,737
United States Steel Corp.
6.88% due 04/01/21	898,000	924,940
Steel Dynamics, Inc.
5.13% due 10/01/21	885,000	917,081
AK Steel Corp.
7.63% due 10/01/21[2]	800,000	826,880
Anglo American Capital plc
4.13% due 04/15/21[1]	750,000	775,425
Rain CII Carbon LLC / CII Carbon Corp.
8.25% due 01/15/21[1]	700,000	728,441
Teck Resources Ltd.
4.75% due 01/15/22	650,000	682,500
Allegheny Technologies, Inc.
5.95% due 01/15/21	680,000	680,000
Chemtura Corp.
5.75% due 07/15/21	185,000	190,897
Total Basic Materials		13,550,164

Industrial – 5.6%
Bombardier, Inc.
8.75% due 12/01/21[1]	2,250,000	2,508,749
CNH Industrial Capital LLC
4.88% due 04/01/21[2]	700,000	745,045
3.88% due 10/15/21	500,000	511,250
Huntington Ingalls Industries, Inc.
5.00% due 12/15/21[1]	785,000	814,438
Komatsu Mining Corp.
5.13% due 10/15/21	693,000	771,703
CEVA Group plc
7.00% due 03/01/21[1]	575,000	523,250
9.00% due 09/01/21[1]	250,000	203,750
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.00% due 06/30/21[1]	700,000	723,625
Graphic Packaging International, Inc.
4.75% due 04/15/21	542,000	570,454
Plastipak Holdings, Inc.
6.50% due 10/01/21[1]	500,000	515,000
Clean Harbors, Inc.
5.13% due 06/01/21	385,000	394,625
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC /
Reynolds Group Issuer
6.88% due 02/15/21	359,715	369,158
WESCO Distribution, Inc.
5.38% due 12/15/21	200,000	209,000
Gibraltar Industries, Inc.
6.25% due 02/01/21	185,000	190,643
Triumph Group, Inc.
4.88% due 04/01/21[2]	185,000	185,925
CPG Merger Sub LLC
8.00% due 10/01/21[1]	152,000	159,600
Total Industrial		9,396,215

Technology – 3.3%
BMC Software Finance, Inc.
8.13% due 07/15/21[1]	1,750,000	1,796,026
Blackboard, Inc.
9.75% due 10/15/21[1]	1,500,000	1,466,250
Harland Clarke Holdings Corp.
9.25% due 03/01/21[1]	1,000,000	980,000
NCR Corp.
5.88% due 12/15/21	385,000	402,806
4.63% due 02/15/21	385,000	394,625
Dell, Inc.
4.63% due 04/01/21[2]	285,000	295,331
Amkor Technology, Inc.
6.63% due 06/01/21	200,000	204,000
Total Technology		5,539,038

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 157

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BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.4% (continued)
Utilities – 1.6%
DPL, Inc.
7.25% due 10/15/21	$1,135,000	$1,217,287
Talen Energy Supply LLC
4.60% due 12/15/21[2]	1,150,000	897,000
NGL Energy Partners LP / NGL Energy Finance Corp.
6.88% due 10/15/21	485,000	493,488
NRG Energy, Inc.
7.88% due 05/15/21	101,000	105,040
Total Utilities		2,712,815
Total Corporate Bonds
(Cost $157,986,763)		160,966,340

SECURITIES LENDING COLLATERAL††,3 – 6.4%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	2,500,566	2,500,566
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	2,500,566	2,500,566
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	2,500,566	2,500,566
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	2,500,566	2,500,566
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	741,090	741,090
Total Securities Lending Collateral
(Cost $10,743,354)		10,743,354
Total Investments – 101.8%
(Cost $168,730,117)		$171,709,694
Other Assets & Liabilities, net – (1.8)%		(3,085,400)
Total Net Assets – 100.0%		$168,624,294

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $65,149,093 (cost $64,444,613), or 38.6% of total net assets.
2	All or portion of this security is on loan at May 31, 2017 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	82.7%
Canada	6.4%
United Kingdom	4.3%
Luxembourg	3.7%
Bermuda	1.1%
Netherlands	0.7%
Cayman Islands	0.7%
Ireland	0.4%
Total Corporate Bonds	100.0%

See notes to financial statements.
158 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities (Assets)
Corporate Bonds	$—	$160,966,340	$—	$160,966,340
Securities Lending Collateral	—	10,743,354	—	10,743,354
Total Assets	$—	$171,709,694	$—	$171,709,694

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 159

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8%
Communications – 19.2%
SFR Group S.A.
6.00% due 05/15/22[1]	$2,300,000	$2,409,249
Altice Luxembourg S.A.
7.75% due 05/15/22[1]	2,055,000	2,186,006
Sprint Communications, Inc.
6.00% due 11/15/22	1,672,000	1,784,860
9.25% due 04/15/22	238,000	292,740
Clear Channel Worldwide Holdings, Inc.
6.50% due 11/15/22	1,990,000	2,059,248
Frontier Communications Corp.
10.50% due 09/15/22	1,254,000	1,236,757
8.75% due 04/15/22[2]	668,000	627,085
DISH DBS Corp.
5.88% due 07/15/22	1,680,000	1,797,600
CenturyLink, Inc.
5.80% due 03/15/22	1,068,000	1,121,399
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	1,050,000	1,091,349
West Corp.
5.38% due 07/15/22[1]	860,000	877,742
Inmarsat Finance plc
4.88% due 05/15/22[1]	830,000	852,825
Consolidated Communications, Inc.
6.50% due 10/01/22	812,000	810,985
Level 3 Financing, Inc.
5.38% due 08/15/22	775,000	800,188
Netflix, Inc.
5.50% due 02/15/22	668,000	728,872
McClatchy Co.
9.00% due 12/15/22[2]	694,000	725,230
Time, Inc.
5.75% due 04/15/22[1,2]	690,000	712,425
Altice Financing S.A.
6.50% due 01/15/22[1]	650,000	684,125
LIN Television Corp.
5.88% due 11/15/22	636,000	668,594
Windstream Services LLC
7.50% due 06/01/22	572,000	531,960
T-Mobile USA, Inc.
4.00% due 04/15/22	500,000	519,410
Urban One, Inc.
7.38% due 04/15/22[1]	500,000	517,500
Sinclair Television Group, Inc.
6.13% due 10/01/22	410,000	429,988
Cablevision Systems Corp.
5.88% due 09/15/22	382,000	397,280
Cable One, Inc.
5.75% due 06/15/22[1]	288,000	303,120
Match Group, Inc.
6.75% due 12/15/22	190,000	199,738
Level 3 Communications, Inc.
5.75% due 12/01/22	190,000	198,075
AMC Networks, Inc.
4.75% due 12/15/22	190,000	195,463
Acosta, Inc.
7.75% due 10/01/22[1]	190,000	161,500
Total Communications		24,921,313

Consumer, Non-cyclical – 18.1%
Tenet Healthcare Corp.
8.13% due 04/01/22	2,324,000	2,457,629
7.50% due 01/01/22[1]	500,000	545,563
HCA, Inc.
7.50% due 02/15/22	1,814,000	2,095,170
CHS/Community Health Systems, Inc.
6.88% due 02/01/22	2,302,000	2,054,535
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[1]	1,672,000	1,724,250
Valeant Pharmaceuticals International, Inc.
7.25% due 07/15/22[1]	1,181,000	1,054,042
6.50% due 03/15/22[1]	500,000	526,150
Envision Healthcare Corp.
5.63% due 07/15/22	830,000	869,321
5.13% due 07/01/22[1]	650,000	669,500
Mallinckrodt International Finance S.A. /
Mallinckrodt CB LLC
5.75% due 08/01/22[1,2]	1,146,000	1,138,121
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.13% due 06/01/22[1,2]	890,000	867,750
Ashtead Capital, Inc.
6.50% due 07/15/22[1]	750,000	779,063
Fresenius Medical Care US Finance II, Inc.
5.88% due 01/31/22[1]	668,000	744,820
Molina Healthcare, Inc.
5.38% due 11/15/22	668,000	712,255
Endo Finance LLC
5.75% due 01/15/22[1]	690,000	664,988
Post Holdings, Inc.
6.00% due 12/15/22[1]	572,000	610,610
DaVita, Inc.
5.75% due 08/15/22	577,000	598,998
ADT Corp.
3.50% due 07/15/22	549,000	539,393
Centene Corp.
4.75% due 05/15/22	478,000	500,944
Avon International Operations, Inc.
7.88% due 08/15/22[1]	478,000	499,510
Kindred Healthcare, Inc.
6.38% due 04/15/22	500,000	489,375
Cott Beverages, Inc.
5.38% due 07/01/22	367,000	382,598

See notes to financial statements.
160 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8% (continued)
Consumer, Non-cyclical – 18.1% (continued)
Hertz Corp.
6.25% due 10/15/22[2]	$382,000	$331,385
Edgewell Personal Care Co.
4.70% due 05/24/22	286,000	306,735
SUPERVALU, Inc.
7.75% due 11/15/22[2]	286,000	295,295
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[1,2]	249,000	249,623
WhiteWave Foods Co.
5.38% due 10/01/22	190,000	214,327
RR Donnelley & Sons Co.
7.00% due 02/15/22	190,000	199,500
Halyard Health, Inc.
6.25% due 10/15/22	190,000	198,075
Live Nation Entertainment, Inc.
5.38% due 06/15/22[1]	190,000	197,600
TreeHouse Foods, Inc.
4.88% due 03/15/22	190,000	197,125
Midas Intermediate Holdco II LLC /
Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[1]	190,000	196,650
Acadia Healthcare Company, Inc.
5.13% due 07/01/22	190,000	194,750
Cardtronics, Inc.
5.13% due 08/01/22	190,000	193,800
Herc Rentals, Inc.
7.50% due 06/01/22[1]	132,000	140,910
Total Consumer, Non-cyclical		23,440,360

Energy – 17.2%
Chesapeake Energy Corp.
8.00% due 12/15/22[1]	2,019,000	2,190,614
4.88% due 04/15/22[2]	300,000	280,500
CONSOL Energy, Inc.
5.88% due 04/15/22	1,828,000	1,812,005
Continental Resources, Inc.
5.00% due 09/15/22	1,441,000	1,448,204
Oasis Petroleum, Inc.
6.88% due 03/15/22[2]	1,194,000	1,213,403
California Resources Corp.
8.00% due 12/15/22[1]	1,576,000	1,185,940
Range Resources Corp.
5.88% due 07/01/22[1]	478,000	491,145
5.00% due 08/15/22[1]	488,000	481,900
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75% due 08/01/22	926,000	959,568
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.13% due 11/15/22[1]	908,000	937,510
Southwestern Energy Co.
4.10% due 03/15/22	968,000	900,240
Transocean, Inc.
5.80% due 10/15/22[2]	859,000	807,460
QEP Resources, Inc.
5.38% due 10/01/22	790,000	776,175
Rice Energy, Inc.
6.25% due 05/01/22	739,000	768,560
RSP Permian, Inc.
6.63% due 10/01/22	716,000	758,065
Ultra Resources, Inc.
6.88% due 04/15/22[1]	750,000	757,500
Weatherford International Ltd.
4.50% due 04/15/22[2]	801,000	746,933
Antero Resources Corp.
5.13% due 12/01/22	716,000	727,635
Newfield Exploration Co.
5.75% due 01/30/22	675,000	722,250
Laredo Petroleum, Inc.
7.38% due 05/01/22[2]	674,000	696,748
Rowan Companies, Inc.
4.88% due 06/01/22	572,000	545,545
FTS International, Inc.
6.25% due 05/01/22	572,000	506,220
PDC Energy, Inc.
7.75% due 10/15/22	476,000	500,395
CVR Refining LLC / Coffeyville Finance, Inc.
6.50% due 11/01/22	476,000	485,520
Denbury Resources, Inc.
5.50% due 05/01/22	529,000	386,170
CITGO Petroleum Corp.
6.25% due 08/15/22[1]	334,000	343,185
SM Energy Co.
6.13% due 11/15/22[2]	296,000	294,335
NuStar Logistics, LP
4.75% due 02/01/22	250,000	258,125
Concho Resources, Inc.
5.50% due 10/01/22	190,000	196,650
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/22	190,000	155,800
Total Energy		22,334,300

Consumer, Cyclical – 13.7%
Scientific Games International, Inc.
10.00% due 12/01/22	2,102,000	2,296,434
7.00% due 01/01/22[1]	848,000	907,360
1011778 BC ULC / New Red Finance, Inc.
6.00% due 04/01/22[1]	1,338,000	1,396,136
4.63% due 01/15/22[1]	668,000	688,374
Viking Cruises Ltd.
8.50% due 10/15/22[1]	1,215,000	1,277,269
MGM Resorts International
7.75% due 03/15/22	840,000	987,000
L Brands, Inc.
5.63% due 02/15/22	730,000	779,275
Men’s Wearhouse, Inc.
7.00% due 07/01/22[2]	908,000	778,610

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 161

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8% (continued)
Consumer, Cyclical – 13.7% (continued)
H&E Equipment Services, Inc.
7.00% due 09/01/22	$741,000	$778,569
Beazer Homes USA, Inc.
8.75% due 03/15/22	668,000	748,159
American Axle & Manufacturing, Inc.
6.63% due 10/15/22	701,000	727,288
PVH Corp.
4.50% due 12/15/22	668,000	691,380
National CineMedia LLC
6.00% due 04/15/22	668,000	682,195
Group 1 Automotive, Inc.
5.00% due 06/01/22	668,000	681,360
WMG Acquisition Corp.
6.75% due 04/15/22[1]	476,000	502,537
5.63% due 04/15/22[1]	86,000	89,763
Brookfield Residential Properties Inc. /
Brookfield Residential US Corp.
6.13% due 07/01/22[1]	478,000	493,535
KB Home
7.50% due 09/15/22	430,000	489,770
ZF North America Capital, Inc.
4.50% due 04/29/22[1]	400,000	422,000
Tops Holding LLC / Tops Markets II Corp.
8.00% due 06/15/22[1]	478,000	403,910
Lennar Corp.
4.75% due 11/15/22	382,000	400,206
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22	382,000	370,540
Meritage Homes Corp.
7.00% due 04/01/22	238,000	271,796
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	246,000	253,841
Penske Automotive Group, Inc.
5.75% due 10/01/22	226,000	235,040
Regal Entertainment Group
5.75% due 03/15/22	190,000	199,025
Cinemark USA, Inc.
5.13% due 12/15/22	190,000	196,175
CalAtlantic Group, Inc.
5.38% due 10/01/22	94,000	101,168
Total Consumer, Cyclical		17,848,715

Industrial – 9.5%
Bombardier, Inc.
6.00% due 10/15/22[1]	1,146,000	1,151,018
5.75% due 03/15/22[1]	382,000	382,000
XPO Logistics, Inc.
6.50% due 06/15/22[1]	1,242,000	1,323,289
Gates Global LLC / Gates Global Co.
6.00% due 07/15/22[1]	1,146,000	1,173,275
TransDigm, Inc.
6.00% due 07/15/22	764,000	793,509
Amsted Industries, Inc.
5.00% due 03/15/22[1]	668,000	691,380
Ball Corp.
5.00% due 03/15/22	599,000	642,427
Moog, Inc.
5.25% due 12/01/22[1]	564,000	590,790
KLX, Inc.
5.88% due 12/01/22[1]	524,000	554,827
Zebra Technologies Corp.
7.25% due 10/15/22	476,000	511,879
Belden, Inc.
5.50% due 09/01/22[1]	494,000	511,290
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.25% due 09/15/22[1]	500,000	510,625
Graphic Packaging International, Inc.
4.88% due 11/15/22	476,000	502,775
EnPro Industries, Inc.
5.88% due 09/15/22	476,000	499,800
General Cable Corp.
5.75% due 10/01/22	476,000	471,240
AECOM Global II LLC / URS Fox US, LP
5.00% due 04/01/22	200,000	205,250
AECOM
5.75% due 10/15/22	190,000	200,450
Owens-Brockway Glass Container, Inc.
5.00% due 01/15/22[1]	190,000	199,025
Sealed Air Corp.
4.88% due 12/01/22[1]	190,000	199,025
Berry Plastics Corp.
5.50% due 05/15/22	190,000	198,313
Actuant Corp.
5.63% due 06/15/22	190,000	196,175
Silgan Holdings, Inc.
5.50% due 02/01/22	190,000	195,938
Covanta Holding Corp.
6.38% due 10/01/22	190,000	195,938
Triumph Group, Inc.
5.25% due 06/01/22	190,000	187,150
Oshkosh Corp.
5.38% due 03/01/22	142,000	148,035
Griffon Corp.
5.25% due 03/01/22	114,000	116,993
Total Industrial		12,352,416

Basic Materials – 8.0%
Freeport-McMoRan, Inc.
3.55% due 03/01/22	2,691,000	2,529,540
6.75% due 02/01/22[1]	300,000	312,000
Tronox Finance LLC
7.50% due 03/15/22[1,2]	1,000,000	1,043,750
First Quantum Minerals Ltd.
7.25% due 05/15/22[1,2]	850,000	879,750

See notes to financial statements.
162 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8% (continued)
Basic Materials – 8.0% (continued)
ArcelorMittal
6.75% due 02/25/22	$764,000	$863,320
Ashland LLC
4.75% due 08/15/22	764,000	798,380
Platform Specialty Products Corp.
6.50% due 02/01/22[1]	764,000	790,740
Anglo American Capital plc
4.13% due 09/27/22[1]	500,000	512,500
3.75% due 04/10/22[1]	250,000	250,000
Signode Industrial Group Lux S.A./
Signode Industrial Group US, Inc.
6.38% due 05/01/22[1]	500,000	523,750
AK Steel Corp.
8.38% due 04/01/22[2]	478,000	496,224
New Gold, Inc.
6.25% due 11/15/22[1]	394,000	406,805
Cascades, Inc.
5.50% due 07/15/22[1]	372,000	380,370
Huntsman International LLC
5.13% due 11/15/22	190,000	205,675
Steel Dynamics, Inc.
6.38% due 08/15/22	190,000	197,410
United States Steel Corp.
7.50% due 03/15/22[2]	190,000	193,800
Total Basic Materials		10,384,014

Financial – 5.3%
Navient Corp.
7.25% due 01/25/22	572,000	616,330
6.50% due 06/15/22	500,000	520,940
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	1,005,000	1,033,894
CIT Group, Inc.
5.00% due 08/15/22	860,000	932,842
Ally Financial, Inc.
4.13% due 02/13/22	478,000	491,446
4.63% due 05/19/22	324,000	334,125
Equinix, Inc.
5.38% due 01/01/22	668,000	707,451
SBA Communications Corp.
4.88% due 07/15/22	668,000	692,215
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
6.25% due 02/01/22	500,000	521,875
CoreCivic, Inc.
5.00% due 10/15/22	478,000	494,730
Greystar Real Estate Partners LLC
8.25% due 12/01/22[1]	190,000	205,675
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/22[1]	200,000	202,000
GEO Group, Inc.
5.88% due 01/15/22	94,000	98,230
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/22	86,000	87,828
Total Financial		6,939,581

Utilities – 3.4%
Dynegy, Inc.
7.38% due 11/01/22[2]	1,754,000	1,732,075
NRG Energy, Inc.
6.25% due 07/15/22	954,000	979,634
Terraform Global Operating LLC
9.75% due 08/15/22[1]	860,000	963,200
Calpine Corp.
6.00% due 01/15/22[1]	668,000	698,060
Total Utilities		4,372,969

Technology – 2.9%
Infor US, Inc.
6.50% due 05/15/22	1,260,000	1,318,275
Harland Clarke Holdings Corp.
8.38% due 08/15/22[1]	750,000	793,125
NCR Corp.
5.00% due 07/15/22	764,000	784,055
Advanced Micro Devices, Inc.
7.50% due 08/15/22	476,000	527,765
Micron Technology, Inc.
5.88% due 02/15/22	382,000	399,668
Total Technology		3,822,888

Diversified – 0.5%
HRG Group, Inc.
7.75% due 01/15/22	572,000	608,036
Total Corporate Bonds
(Cost $123,643,222)		127,024,592

SECURITIES LENDING COLLATERAL††,3 – 6.0%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	1,797,046	1,797,046
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	1,797,046	1,797,046
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	1,797,046	1,797,046
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	1,797,046	1,797,046
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	532,603	532,603
Total Securities Lending Collateral
(Cost $7,720,787)		7,720,787
Total Investments – 103.8%
(Cost $131,364,009)		$134,745,379
Other Assets & Liabilities, net – (3.8)%		(4,909,207)
Total Net Assets – 100.0%		$129,836,172

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 163

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $47,130,590 (cost $45,891,722), or 36.3% of total net assets.
2	All or portion of this security is on loan at May 31, 2017 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	85.4%
Canada	5.0%
Luxembourg	3.8%
France	1.9%
Bermuda	1.6%
United Kingdom	1.3%
Cayman Islands	0.6%
Ireland	0.4%
Total Corporate Bonds	100.0%

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities (Assets)
Corporate Bonds	$—	$127,024,592	$—	$127,024,592
Securities Lending Collateral	—	7,720,787	—	7,720,787
Total Assets	$—	$134,745,379	$—	$134,745,379

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
164 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.4%
Energy – 20.9%
Weatherford International Ltd.
8.25% due 06/15/23	$400,000	$425,000
9.88% due 02/15/24[1]	300,000	339,000
Transocean, Inc.
9.00% due 07/15/23[1]	545,000	572,250
Sunoco, LP / Sunoco Finance Corp.
6.38% due 04/01/23	400,000	428,000
Crestwood Midstream Partners Limited Partnership /
Crestwood Midstream Finance Corp.
6.25% due 04/01/23	400,000	416,748
Range Resources Corp.
5.00% due 03/15/23[1]	400,000	391,499
QEP Resources, Inc.
5.25% due 05/01/23	400,000	390,000
Sanchez Energy Corp.
6.13% due 01/15/23[2]	400,000	354,000
Continental Resources, Inc.
4.50% due 04/15/23	328,000	322,260
Tesoro Corp.
4.75% due 12/15/23[1]	300,000	317,250
Concho Resources, Inc.
5.50% due 04/01/23	300,000	311,625
MEG Energy Corp.
6.38% due 01/30/23[1]	300,000	258,750
Rice Energy, Inc.
7.25% due 05/01/23[2]	220,000	236,225
WPX Energy, Inc.
8.25% due 08/01/23	200,000	220,000
Energy Transfer Equity, LP
5.88% due 01/15/24	200,000	214,500
TerraForm Power Operating LLC
6.37% due 02/01/23[1,3]	200,000	208,000
Antero Resources Corp.
5.63% due 06/01/23	200,000	206,000
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
5.25% due 05/01/23	100,000	103,625
4.25% due 11/15/23	100,000	99,500
Gulfport Energy Corp.
6.63% due 05/01/23	200,000	202,500
Whiting Petroleum Corp.
6.25% due 04/01/23[2]	200,000	200,000
Genesis Energy, LP / Genesis Energy Finance Corp.
6.00% due 05/15/23	200,000	200,000
SM Energy Co.
6.50% due 01/01/23	200,000	198,000
Oasis Petroleum, Inc.
6.88% due 01/15/23[2]	193,000	195,654
Carrizo Oil & Gas, Inc.
6.25% due 04/15/23	200,000	195,500
Chesapeake Energy Corp.
5.75% due 03/15/23	200,000	188,500
Seven Generations Energy Ltd.
6.88% due 06/30/23[1]	150,000	159,375
Williams Companies, Inc.
3.70% due 01/15/23	150,000	148,500
EP Energy LLC / Everest Acquisition Finance, Inc.
6.38% due 06/15/23	200,000	144,250
Denbury Resources, Inc.
4.63% due 07/15/23	200,000	134,500
CONSOL Energy, Inc.
8.00% due 04/01/23	100,000	105,875
Total Energy		7,886,886

Communications – 15.1%
Sprint Corp.
7.88% due 09/15/23	1,030,000	1,192,225
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/23[1]	300,000	316,314
5.13% due 02/15/23	200,000	209,020
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/23	375,000	398,438
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[1]	300,000	325,124
T-Mobile USA, Inc.
6.00% due 03/01/23	300,000	319,860
DISH DBS Corp.
5.00% due 03/15/23	300,000	309,096
Univision Communications, Inc.
5.13% due 05/15/23[1]	300,000	303,186
Windstream Services LLC
6.38% due 08/01/23	200,000	170,632
7.50% due 04/01/23[2]	100,000	91,000
Frontier Communications Corp.
7.13% due 01/15/23	300,000	261,375
CSC Holdings LLC
10.13% due 01/15/23[1]	200,000	233,374
Altice Financing S.A.
6.63% due 02/15/23[1]	200,000	213,300
Virgin Media Finance plc
6.38% due 04/15/23[1]	200,000	210,750
Altice US Finance I Corp.
5.38% due 07/15/23[1]	200,000	209,250
Level 3 Financing, Inc.
5.63% due 02/01/23	100,000	104,625
5.13% due 05/01/23	100,000	104,313
Unitymedia Hessen GmbH & Company KG /
Unitymedia NRW GmbH
5.50% due 01/15/23[1]	200,000	208,750
CenturyLink, Inc.
6.75% due 12/01/23	100,000	107,250
Anixter, Inc.
5.50% due 03/01/23	100,000	106,625
Equinix, Inc.
5.38% due 04/01/23	100,000	105,220

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 165

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BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.4% (continued)
Communications – 15.1% (continued)
Lamar Media Corp.
5.00% due 05/01/23	$100,000	$104,750
Sirius XM Radio, Inc.
4.63% due 05/15/23[1]	100,000	101,813
Total Communications		5,706,290

Consumer, Non-cyclical – 15.0%
Valeant Pharmaceuticals International, Inc.
5.88% due 05/15/23[1]	600,000	491,625
5.50% due 03/01/23[1]	300,000	243,813
Tenet Healthcare Corp.
6.75% due 06/15/23	700,000	698,131
United Rentals North America, Inc.
6.13% due 06/15/23	300,000	317,403
4.63% due 07/15/23	80,000	83,572
Mallinckrodt International Finance S.A. /
Mallinckrodt CB LLC
5.63% due 10/15/23[1,2]	400,000	386,000
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.00% due 07/15/23[1]	400,000	370,500
RegionalCare Hospital Partners Holdings, Inc.
8.25% due 05/01/23[1]	300,000	322,500
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23[1]	350,000	319,375
Jaguar Holding Company II / Pharmaceutical
Product Development LLC
6.38% due 08/01/23[1]	300,000	318,000
RR Donnelley & Sons Co.
6.50% due 11/15/23	300,000	304,500
ADT Corp.
4.13% due 06/15/23	260,000	258,700
HCA, Inc.
5.88% due 05/01/23	200,000	218,876
Alere, Inc.
6.38% due 07/01/23[1]	200,000	217,250
Central Garden & Pet Co.
6.13% due 11/15/23	200,000	215,000
Hill-Rom Holdings, Inc.
5.75% due 09/01/23[1]	100,000	106,000
Dean Foods Co.
6.50% due 03/15/23[1]	100,000	106,000
Kindred Healthcare, Inc.
8.75% due 01/15/23	100,000	104,875
Acadia Healthcare Company, Inc.
5.63% due 02/15/23	100,000	104,375
HealthSouth Corp.
5.13% due 03/15/23	100,000	102,500
WEX, Inc.
4.75% due 02/01/23[1]	100,000	100,000
Avis Budget Car Rental LLC
5.50% due 04/01/23[2]	100,000	98,375
Avon Products, Inc.
7.00% due 03/15/23	100,000	93,250
Mallinckrodt International Finance S.A.
4.75% due 04/15/23[2]	100,000	89,000
Total Consumer, Non-cyclical		5,669,620

Consumer, Cyclical – 11.7%
PetSmart, Inc.
7.13% due 03/15/23[1]	400,000	374,000
Goodyear Tire & Rubber Co.
5.13% due 11/15/23	300,000	316,500
Sabre GLBL, Inc.
5.38% due 04/15/23[1]	132,000	139,095
5.25% due 11/15/23[1]	100,000	104,500
MGM Resorts International
6.00% due 03/15/23	200,000	220,060
Scotts Miracle-Gro Co.
6.00% due 10/15/23	200,000	215,500
Interval Acquisition Corp.
5.63% due 04/15/23	200,000	208,500
Tempur Sealy International, Inc.
5.63% due 10/15/23	200,000	207,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25% due 05/30/23[1]	200,000	203,250
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/23	200,000	202,500
JC Penney Corporation, Inc.
5.88% due 07/01/23[1,2]	200,000	199,750
Brinker International, Inc.
3.88% due 05/15/23	200,000	190,880
Beacon Roofing Supply, Inc.
6.38% due 10/01/23	175,000	189,875
WMG Acquisition Corp.
5.00% due 08/01/23[1]	165,000	169,538
Boyd Gaming Corp.
6.88% due 05/15/23	100,000	108,625
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.38% due 11/01/23	100,000	108,625
Taylor Morrison Communities, Inc. /
Monarch Communities, Inc.
5.88% due 04/15/23[1]	100,000	107,250
Carmike Cinemas, Inc.
6.00% due 06/15/23[1]	100,000	106,750
American Builders & Contractors Supply Company, Inc.
5.75% due 12/15/23[1]	100,000	106,250
L Brands, Inc.
5.63% due 10/15/23	100,000	106,125
Dana, Inc.
6.00% due 09/15/23	100,000	105,500
Univar USA, Inc.
6.75% due 07/15/23[1]	100,000	105,250
Lennar Corp.
4.88% due 12/15/23	100,000	104,875
Party City Holdings, Inc.
6.13% due 08/15/23[1]	100,000	103,500

See notes to financial statements.
166 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.4% (continued)
Consumer, Cyclical – 11.7% (continued)
Cinemark USA, Inc.
4.88% due 06/01/23	$100,000	$102,249
Yum! Brands, Inc.
3.88% due 11/01/23	100,000	99,344
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23	100,000	97,000
Sonic Automotive, Inc.
5.00% due 05/15/23	100,000	95,750
Total Consumer, Cyclical		4,398,041

Industrial – 9.7%
Summit Materials LLC / Summit Materials Finance Corp.
6.13% due 07/15/23	490,000	514,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[1]	400,000	416,500
XPO Logistics, Inc.
6.13% due 09/01/23[1]	300,000	317,624
Kenan Advantage Group, Inc.
7.88% due 07/31/23[1]	300,000	314,250
CNH Industrial N.V.
4.50% due 08/15/23	300,000	310,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.63% due 05/15/23[1]	300,000	307,875
Bombardier, Inc.
6.13% due 01/15/23[1]	300,000	301,688
Sealed Air Corp.
5.25% due 04/01/23[1]	200,000	213,500
EnerSys
5.00% due 04/30/23[1]	200,000	207,000
Owens Brockway Glass Container, Inc.
5.88% due 08/15/23[1]	100,000	109,438
Norbord, Inc.
6.25% due 04/15/23[1]	100,000	107,000
Masonite International Corp.
5.63% due 03/15/23[1]	100,000	105,500
Berry Plastics Corp.
5.13% due 07/15/23	100,000	105,175
Orbital ATK, Inc.
5.50% due 10/01/23	100,000	105,000
Crown Americas /Crown Americas Capital Corp. III
4.50% due 01/15/23	100,000	104,500
Ball Corp.
4.00% due 11/15/23	100,000	102,250
Total Industrial		3,642,300

Technology – 8.9%
First Data Corp.
7.00% due 12/01/23[1]	800,000	866,000
5.38% due 08/15/23[1]	300,000	315,750
Sophia Limited Partnership / Sophia Finance, Inc.
9.00% due 09/30/23[1]	300,000	314,250
Micron Technology, Inc.
5.25% due 08/01/23[1]	300,000	309,750
River Bed Technology, Inc.
8.88% due 03/01/23[1]	300,000	301,875
EMC Corp./MA
3.38% due 06/01/23	300,000	291,485
Sensata Technologies BV
4.88% due 10/15/23[1]	200,000	204,250
SS&C Technologies Holdings, Inc.
5.88% due 07/15/23	100,000	107,363
NCR Corp.
6.38% due 12/15/23	100,000	107,250
Open Text Corp.
5.63% due 01/15/23[1]	100,000	105,625
CDW LLC / CDW Finance Corp.
5.00% due 09/01/23	100,000	103,500
Brocade Communications Systems, Inc.
4.63% due 01/15/23	100,000	103,250
Quintiles IMS, Inc.
4.88% due 05/15/23[1]	100,000	103,250
VeriSign, Inc.
4.63% due 05/01/23	100,000	103,125
Total Technology		3,336,723

Financial – 7.0%
Uniti Group Incorporated / CSL Capital LLC
8.25% due 10/15/23	500,000	528,750
6.00% due 04/15/23[1]	264,000	277,200
Navient Corp.
7.25% due 09/25/23	300,000	316,800
5.50% due 01/25/23	200,000	198,188
CIT Group, Inc.
5.00% due 08/01/23	300,000	324,375
Alliant Holdings Intermediate LLC
8.25% due 08/01/23[1]	200,000	212,000
Realogy Group LLC / Realogy Company-Issuer Corp.
4.88% due 06/01/23[1]	200,000	202,500
Genworth Holdings, Inc.
4.90% due 08/15/23	200,000	164,500
Iron Mountain, Inc.
6.00% due 08/15/23	100,000	106,500
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.38% due 06/01/23	100,000	104,250
Credit Acceptance Corp.
7.38% due 03/15/23	100,000	101,750
GEO Group, Inc.
5.13% due 04/01/23	100,000	101,000
Total Financial		2,637,813

Basic Materials – 4.7%
Hudbay Minerals, Inc.
7.25% due 01/15/23[1]	300,000	315,000
CF Industries, Inc.
3.45% due 06/01/23	274,000	257,218

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 167

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BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.4% (continued)
Basic Materials – 4.7% (continued)
Chemours Co.
6.63% due 05/15/23	$200,000	$214,478
Vedanta Resources plc
7.13% due 05/31/23[1]	200,000	205,750
Cascades, Inc.
5.75% due 07/15/23[1]	200,000	203,500
Teck Resources Ltd.
3.75% due 02/01/23[2]	182,000	179,725
PolyOne Corp.
5.25% due 03/15/23	100,000	105,750
Allegheny Technologies, Inc.
7.88% due 08/15/23	100,000	104,000
Commercial Metals Co.
4.88% due 05/15/23	100,000	100,875
Clearwater Paper Corp.
4.50% due 02/01/23	100,000	97,250
Total Basic Materials		1,783,546

Utilities – 4.4%
NRG Energy, Inc.
6.63% due 03/15/23	400,000	414,040
Dynegy, Inc.
5.88% due 06/01/23[2]	355,000	335,919
NGL Energy Partners Limited Partnership /
NGL Energy Finance Corp.
7.50% due 11/01/23[1]	300,000	305,250
Calpine Corp.
5.38% due 01/15/23[2]	300,000	295,347
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[1]	200,000	210,000
AES Corp.
4.88% due 05/15/23	100,000	102,125
Total Utilities		1,662,681
Total Corporate Bonds
(Cost $35,697,138)		36,723,900

SECURITIES LENDING COLLATERAL††,4 – 5.4%
Joint Repurchase Agreements
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	477,954	477,954
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	477,954	477,954
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	477,954	477,954
HSBC Securities (USA), Inc.
issued 05/31/17 at 0.79% due 06/01/17	477,954	477,954
BNP Paribas Securities Corp.
issued 05/31/17 at 0.80% due 06/01/17	141,646	141,646
Total Securities Lending Collateral
(Cost $2,053,462)		2,053,462
Total Investments – 102.8%
(Cost $37,750,600)		$38,777,362
Other Assets & Liabilities, net – (2.8)%		(1,051,915)
Total Net Assets – 100.0%		$37,725,447

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $15,920,506 (cost $15,708,870), or 42.2% of total net assets.
2	All or portion of this security is on loan at May 31, 2017 — See Note 2.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	82.7%
Canada	6.7%
Netherlands	2.5%
Bermuda	2.1%
Luxembourg	1.9%
Cayman Islands	1.6%
United Kingdom	1.1%
Ireland	0.8%
Germany	0.6%
Total Corporate Bonds	100.0%

See notes to financial statements.
168 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities (Assets)
Corporate Bonds	$—	$36,723,900	$—	$36,723,900
Securities Lending Collateral	—	2,053,462	—	2,053,462
Total Assets	$—	$38,777,362	$—	$38,777,362

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 169

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.2%
Communications – 23.0%
Sprint Corp.
7.13% due 06/15/24	$500,000	$563,688
7.63% due 02/15/25	400,000	461,000
DISH DBS Corp.
5.88% due 11/15/24	400,000	427,499
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24[1]	200,000	215,350
5.75% due 01/15/24	100,000	106,188
Altice Finco S.A.
8.13% due 01/15/24[1]	200,000	218,500
Netflix, Inc.
5.75% due 03/01/24	200,000	218,000
T-Mobile USA, Inc.
6.00% due 04/15/24	200,000	216,000
GTT Communications, Inc.
7.88% due 12/31/24[1]	200,000	214,500
Inmarsat Finance plc
6.50% due 10/01/24[1]	200,000	214,000
Sirius XM Radio, Inc.
6.00% due 07/15/24[1]	200,000	212,750
Virgin Media Finance plc
6.00% due 10/15/24[1]	200,000	211,500
SFR Group S.A.
6.25% due 05/15/24[1]	200,000	210,750
CommScope, Inc.
5.50% due 06/15/24[1]	200,000	210,500
Cincinnati Bell, Inc.
7.00% due 07/15/24[1]	200,000	210,500
Level 3 Financing, Inc.
5.38% due 01/15/24	200,000	210,126
MDC Partners, Inc.
6.50% due 05/01/24[1]	200,000	202,500
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88% due 05/15/24[1]	200,000	195,750
Cengage Learning, Inc.
9.50% due 06/15/24[1,2]	200,000	174,000
Frontier Communications Corp.
7.63% due 04/15/24	200,000	169,000
Nexstar Broadcasting, Inc.
5.63% due 08/01/24[1]	125,000	126,250
TEGNA, Inc.
5.50% due 09/15/24[1]	115,000	119,456
CSC Holdings LLC
5.25% due 06/01/24	100,000	102,375
Match Group, Inc.
6.38% due 06/01/24	85,000	92,969
Total Communications		5,303,151

Energy – 16.0%
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	300,000	337,500
Southwestern Energy Co.
6.70% due 01/23/25	300,000	297,749
Continental Resources, Inc.
3.80% due 06/01/24	300,000	281,820
Ensco plc
4.50% due 10/01/24	281,000	232,528
Newfield Exploration Co.
5.63% due 07/01/24	200,000	213,000
Parsley Energy LLC / Parsley Finance Corp.
6.25% due 06/01/24[1]	200,000	212,000
Pattern Energy Group, Inc.
5.88% due 02/01/24[1]	200,000	210,000
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 11/29/24[1]	200,000	207,500
Williams Companies, Inc.
4.55% due 06/24/24	200,000	206,500
PDC Energy, Inc.
6.13% due 09/15/24[1]	200,000	205,500
Gulfport Energy Corp.
6.00% due 10/15/24[1]	200,000	197,000
WPX Energy, Inc.
5.25% due 09/15/24	200,000	195,000
Callon Petroleum Co.
6.13% due 10/01/24	185,000	192,400
Precision Drilling Corp.
5.25% due 11/15/24	200,000	186,000
Rowan Companies, Inc.
4.75% due 01/15/24	200,000	179,500
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88% due 12/15/24[1]	150,000	157,875
Diamondback Energy, Inc.
4.75% due 11/01/24[1]	100,000	100,750
SM Energy Co.
5.00% due 01/15/24	100,000	93,000
Total Energy		3,705,622

Consumer, Non-cyclical – 15.8%
Albertsons Cos. LLC / Safeway Inc. / New Albertson’s Inc /
Albertson’s LLC
6.63% due 06/15/24[1]	325,000	337,188
Live Nation Entertainment, Inc.
4.88% due 11/01/24[1]	250,000	253,750
Centene Corp.
6.13% due 02/15/24	200,000	217,812
MPH Acquisition Holdings LLC
7.13% due 06/01/24[1]	200,000	214,240
Acadia Healthcare Company, Inc.
6.50% due 03/01/24	200,000	214,000
United Rentals North America, Inc.
5.75% due 11/15/24	200,000	212,251
Fresenius Medical Care US Finance II, Inc.
4.75% due 10/15/24[1]	200,000	212,002

See notes to financial statements.
170 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.2% (continued)
Consumer, Non-cyclical – 15.8% (continued)
ServiceMaster Co. LLC
5.13% due 11/15/24[1]	$200,000	$207,920
DaVita, Inc.
5.13% due 07/15/24	200,000	203,875
LifePoint Health, Inc.
5.38% due 05/01/24[1]	200,000	202,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
6.38% due 04/01/24[1,2]	200,000	198,000
RR Donnelley & Sons Co.
6.00% due 04/01/24[2]	200,000	197,000
JBS USA LUX S.A. / JBS USA Finance, Inc.
5.88% due 07/15/24[1]	200,000	196,000
JBS Investments GmbH
7.25% due 04/03/24[1]	200,000	186,500
Revlon Consumer Products Corp.
6.25% due 08/01/24	200,000	178,500
TreeHouse Foods, Inc.
6.00% due 02/15/24[1]	100,000	107,250
US Foods, Inc.
5.88% due 06/15/24[1]	100,000	104,960
Hertz Corp.
5.50% due 10/15/24[1,2]	100,000	80,750
CDK Global, Inc.
5.00% due 10/15/24	70,000	72,754
Herc Rentals, Inc.
7.75% due 06/01/24[1,2]	57,000	61,133
Total Consumer, Non-cyclical		3,657,885

Consumer, Cyclical – 13.8%
Asbury Automotive Group, Inc.
6.00% due 12/15/24	300,000	308,438
Allison Transmission, Inc.
5.00% due 10/01/24[1]	300,000	306,750
International Game Technology plc
6.50% due 02/15/25[1]	200,000	219,376
CalAtlantic Group, Inc.
5.88% due 11/15/24	200,000	216,250
HD Supply, Inc.
5.75% due 04/15/24[1]	200,000	213,750
Aramark Services, Inc.
5.13% due 01/15/24	200,000	211,500
Meritor, Inc.
6.25% due 02/15/24	200,000	210,600
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
5.88% due 06/15/24	200,000	210,500
Dana, Inc.
5.50% due 12/15/24	200,000	209,000
KFC Holding Co./Pizza Hut Holdings LLC /
Taco Bell of America LLC
5.00% due 06/01/24[1]	200,000	208,560
Mobile Mini, Inc.
5.88% due 07/01/24	200,000	208,500
Mohegan Tribal Gaming Authority
7.88% due 10/15/24[1]	200,000	207,250
Suburban Propane Partners, LP /
Suburban Energy Finance Corp.
5.50% due 06/01/24	200,000	201,500
Hanesbrands, Inc.
4.63% due 05/15/24[1]	200,000	201,000
Tenneco, Inc.
5.38% due 12/15/24	50,000	52,500
Total Consumer, Cyclical		3,185,474

Financial – 9.2%
MGM Growth Properties Operating Partnership, LP /
MGP Finance Company-Issuer, Inc.
5.63% due 05/01/24	300,000	325,125
Navient Corp.
6.13% due 03/25/24	300,000	300,840
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.75% due 02/01/24	200,000	209,500
Ally Financial, Inc.
5.13% due 09/30/24	200,000	208,126
GEO Group, Inc.
5.88% due 10/15/24	200,000	207,000
Iron Mountain, Inc.
5.75% due 08/15/24	200,000	206,250
CyrusOne, LP / CyrusOne Finance Corp.
5.00% due 03/15/24[1]	200,000	205,000
SBA Communications Corp.
4.88% due 09/01/24[1]	200,000	203,400
Genworth Holdings, Inc.
4.80% due 02/15/24	200,000	161,500
Kennedy-Wilson, Inc.
5.88% due 04/01/24	100,000	104,375
Total Financial		2,131,116

Industrial – 7.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[1]	250,000	273,750
AECOM
5.88% due 10/15/24	200,000	215,500
Cemex Finance LLC
6.00% due 04/01/24[1]	200,000	211,520
Sealed Air Corp.
5.13% due 12/01/24[1]	200,000	211,500
Novelis Corp.
6.25% due 08/15/24[1]	200,000	211,220
US Concrete, Inc.
6.38% due 06/01/24	200,000	210,000
TransDigm, Inc.
6.50% due 07/15/24	200,000	208,500
Belden, Inc.
5.25% due 07/15/24[1]	100,000	102,500
Total Industrial		1,644,490

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 171

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.2% (continued)
Utilities – 4.6%
Dynegy, Inc.
7.63% due 11/01/24[2]	$250,000	$243,750
AES Corp.
5.50% due 03/15/24	200,000	208,500
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.63% due 05/20/24	200,000	206,480
NRG Energy, Inc.
6.25% due 05/01/24	200,000	202,100
Calpine Corp.
5.50% due 02/01/24	200,000	193,750
Total Utilities		1,054,580

Technology – 4.6%
First Data Corp.
5.75% due 01/15/24[1]	400,000	424,000
5.00% due 01/15/24[1]	300,000	311,772
Advanced Micro Devices, Inc.
7.00% due 07/01/24	200,000	211,000
Micron Technology, Inc.
5.25% due 01/15/24[1]	100,000	103,500
Total Technology		1,050,272

Basic Materials – 3.1%
Freeport-McMoRan, Inc.
4.55% due 11/14/24	300,000	283,950
Alcoa Nederland Holding B.V.
6.75% due 09/30/24[1]	200,000	217,000
Kaiser Aluminum Corp.
5.88% due 05/15/24	200,000	211,500
Total Basic Materials		712,450
Total Corporate Bonds
(Cost $22,169,660)		22,445,040

SECURITIES LENDING COLLATERAL††,3 – 3.2%
Joint Repurchase Agreements
Mizuho Securities (USA), Inc.
issued 05/31/17 at 0.83% due 06/01/17	172,155	172,155
Citibank
issued 05/31/17 at 0.81% due 06/01/17	172,155	172,155
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	172,155	172,155
HSBC Securities (USA), Inc.
issued 05/31/17 at 0.79% due 06/01/17	172,155	172,155
Credit Suisse Securities (USA), LLC
issued 05/31/17 at 0.75% due 06/01/17	51,016	51,016
Total Securities Lending Collateral
(Cost $739,636)		739,636
Total Investments – 100.4%
(Cost $22,909,296)		$23,184,676
Other Assets & Liabilities, net – (0.4)%		(82,144)
Total Net Assets – 100.0%		$23,102,532

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $10,220,471 (cost $10,141,160), or 44.2% of total net assets.
2	All or portion of this security is on loan at May 31, 2017 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.

See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	89.4%
United Kingdom	3.9%
Canada	1.7%
Ireland	1.2%
Luxembourg	1.0%
Netherlands	1.0%
France	1.0%
Austria	0.8%
Total Corporate Bonds	100.0%

See notes to financial statements.
172 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities (Assets)
Corporate Bonds	$—	$22,445,040	$—	$22,445,040
Securities Lending Collateral	—	739,636	—	739,636
Total Assets	$—	$23,184,676	$—	$23,184,676

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 173

SCHEDULE OF INVESTMENTS continued	May 31, 2017

GSY Guggenheim Ultra Short Duration ETF

	Face
	Amount	Value
COMMERCIAL PAPER†† – 25.4%
CVS Health Corp.
1.12% due 06/02/17	$17,000,000	$16,998,980
Whirlpool Corp.
1.17% due 06/13/17	17,000,000	16,992,689
CBS Corp.
1.15% due 06/12/17	10,000,000	9,996,100
1.23% due 06/29/17	7,000,000	6,993,000
V.F. Corp.
1.05% due 06/07/17	16,000,000	15,996,480
Omnicom Capital, Inc.
1.19% due 06/05/17	9,000,000	8,998,560
1.21% due 06/19/17	7,000,000	6,995,590
Marriott International, Inc.
1.18% due 06/19/17	10,000,000	9,993,700
1.33% due 06/23/17	6,000,000	5,995,380
McDonald’s Corp.
1.18% due 06/27/17	16,000,000	15,985,440
Nissan Motor Acceptance Corp.
1.06% due 06/27/17	16,000,000	15,985,280
Deutsche Telekom International Finance BV
1.34% due 08/10/17	10,000,000	9,974,000
1.33% due 08/03/17	5,300,000	5,287,757
American Express Credit Corp.
1.25% due 08/21/17	15,300,000	15,256,701
Campbell Soup Co.
1.05% due 06/06/17	15,000,000	14,997,150
Mondelez International Inc.
1.28% due 06/12/17	15,000,000	14,994,150
Harley-Davidson Funding Corp.
1.15% due 07/19/17	15,000,000	14,974,200
Comcast Corp.
1.24% due 06/05/17	14,500,000	14,497,680
United Healthcare
1.14% due 06/14/17	13,905,000	13,898,882
Ryder System, Inc.
1.19% due 06/20/17	9,300,000	9,293,769
1.20% due 06/26/17	4,160,000	4,156,339
Bemis Co., Inc.
1.15% due 06/07/17	10,000,000	9,997,700
Clorox Co.
1.19% due 06/21/17	9,000,000	8,993,700
American Water Capital Corp.
1.12% due 06/21/17	6,000,000	5,996,010
Total Commercial Paper
(Cost $273,261,598)		273,249,237

REPURCHASE AGREEMENTS††,7 – 14.1%
Nomura Securities International, Inc.
issued 05/01/17 at 1.45% due 07/31/17	50,000,000	50,000,000
Mizuho Securities Company Ltd.
issued 03/06/17 at 1.75% due 06/06/17	47,159,000	47,159,000
Bank of America, Inc.
issued 05/16/17 at 1.41% due 06/23/17	32,102,000	32,102,000
Jefferies & Company, Inc.
issued 05/25/17 at 4.12% due 06/23/17	4,771,000	4,771,000
issued 05/26/17 at 2.35% due 06/16/17	4,273,000	4,273,000
issued 05/08/17 at 2.00% due 06/08/17	3,081,000	3,081,000
issued 05/11/17 at 2.00% due 06/16/17	2,864,000	2,864,000
issued 05/25/17 at 2.00% due 06/23/17	2,737,000	2,737,000
issued 05/17/17 at 2.50% due 06/06/17	2,211,000	2,211,000
issued 05/22/17 at 4.10% due 06/08/17	1,008,000	1,008,000
issued 05/17/17 at 4.00% due 06/19/17	973,000	973,000
Total Repurchase Agreements
(Cost $151,179,000)		151,179,000

FOREIGN GOVERNMENT BONDS†† – 11.3%
Japan Treasury Discount Bill
0.00% due 07/18/17[1]	1,919,400,000	17,359,301
0.00% due 07/31/17[1]	1,575,000,000	14,245,158
Italy Buoni Ordinari del Tesoro BOT
0.00% due 07/14/17[1]	19,580,000	22,026,631
Spain Letras del Tesoro
0.00% due 07/14/17[1]	19,575,000	22,022,150
Portugal Treasury Bill
0.00% due 07/21/17[1]	19,240,000	21,646,049
Israel Government Bond
1.25% due 10/31/17	30,850,000	8,820,443
4.00% due 01/31/18	7,640,000	2,243,237
Czech Republic Government Bond
0.00% due 11/09/17[1]	244,000,000	10,432,467
Slovenia Government Bond
1.75% due 10/09/17	1,980,000	2,241,513
Total Foreign Government Bonds
(Cost $118,341,133)		121,036,949

	Shares	Value
MONEY MARKET FUND† – 0.6%
Dreyfus Treasury Prime Cash Management
Institutional Shares 0.65%[2]
(Cost $6,808,057)	6,808,057	6,808,057

	Face
	Amount	Value
CORPORATE BONDS†† – 26.6%
Financial – 18.2%
JPMorgan Chase & Co.
2.00% due 03/22/19[3]	$5,500,000	$5,554,120
1.88% due 06/01/21[3]	5,400,000	5,399,179
Huntington National Bank
1.62% due 03/10/20[3]	10,000,000	10,030,400
Citizens Bank North America/Providence RI
1.60% due 03/02/20[3]	10,000,000	10,029,030
Credit Agricole S.A.
2.08% due 06/10/20[3,4]	9,750,000	9,827,630
Morgan Stanley
2.54% due 02/01/19[3]	6,500,000	6,610,929
1.98% due 02/14/20[3]	2,900,000	2,908,981

See notes to financial statements.
174 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

GSY Guggenheim Ultra Short Duration ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 26.6% (continued)
Financial – 18.2% (continued)
Citigroup, Inc.
1.95% due 01/10/20[3]	$9,400,000	$9,459,399
Australia & New Zealand Banking Group Ltd.
1.82% due 09/23/19[3,4]	9,360,000	9,432,811
BNZ International Funding Ltd.
1.87% due 02/21/20[3,4]	9,250,000	9,297,120
Sumitomo Mitsui Trust Bank Ltd.
2.07% due 10/18/19[3,4]	9,200,000	9,288,587
Fifth Third Bank/Cincinnati OH
1.59% due 09/27/19[3]	7,500,000	7,545,600
2.08% due 08/20/18[3]	1,700,000	1,708,874
Capital One North America/Mclean VA
1.88% due 09/13/19[3]	5,050,000	5,075,982
2.33% due 08/17/18[3]	4,100,000	4,138,462
Nordea Bank AB
1.77% due 09/30/19[3,4]	9,000,000	9,056,925
Bank of Nova Scotia
1.78% due 06/14/19[3]	7,250,000	7,306,072
Wells Fargo Bank North America
1.79% due 05/24/19[3]	7,000,000	7,054,831
Synchrony Financial
1.88% due 08/15/17	7,000,000	7,001,953
Standard Chartered plc
2.31% due 08/19/19[3,4]	6,772,000	6,838,596
Danske Bank A/S
1.68% due 09/06/19[3,4]	6,700,000	6,723,624
US Bank North America/Cincinnati OH
1.75% due 01/29/18[3]	6,600,000	6,620,737
Santander UK plc
2.60% due 03/14/19[3]	6,100,000	6,219,267
Westpac Banking Corp.
1.89% due 05/13/19[3]	6,000,000	6,045,102
National Bank of Canada
1.96% due 12/14/18[3]	5,000,000	5,045,740
National Australia Bank Ltd.
1.94% due 01/14/19[3,4]	5,000,000	5,040,865
Sumitomo Mitsui Banking Corp.
1.83% due 10/19/18[3]	5,000,000	5,022,415
Voya Financial, Inc.
2.90% due 02/15/18	4,574,000	4,608,314
Macquarie Bank Ltd.
2.34% due 01/15/19[3,4]	3,000,000	3,035,082
Goldman Sachs Group, Inc.
2.37% due 04/30/18[3]	2,500,000	2,520,875
Capital One Financial Corp.
1.94% due 05/12/20[3]	1,400,000	1,401,385
Total Financial		195,848,887

Consumer, Non-cyclical – 4.3%
Kraft Heinz Foods Co.
2.25% due 06/05/17	9,400,000	9,399,999
Ingredion, Inc.
1.80% due 09/25/17	8,510,000	8,509,294
Aetna, Inc.
1.76% due 12/08/17[3]	7,000,000	7,019,558
Allergan Funding SCS
2.35% due 03/12/18	6,000,000	6,026,520
Tenet Healthcare Corp.
4.63% due 06/15/20[3]	4,150,000	4,181,125
6.25% due 11/01/18	532,000	561,260
UnitedHealth Group, Inc.
1.45% due 07/17/17	4,500,000	4,501,103
Express Scripts Holding Co.
1.25% due 06/02/17	4,000,000	4,000,000
HCA, Inc.
4.25% due 10/15/19	1,750,000	1,822,100
Total Consumer, Non-cyclical		46,020,959

Communications – 2.0%
AT&T, Inc.
2.08% due 06/30/20[3]	9,500,000	9,609,981
Deutsche Telekom International Finance BV
1.74% due 01/17/20[3,4]	9,500,000	9,523,095
Level 3 Financing, Inc.
4.94% due 01/15/18[3,5]	3,000,000	3,007,500
Total Communications		22,140,576

Consumer, Cyclical – 1.1%
Macy’s Retail Holdings, Inc.
7.45% due 07/15/17	6,000,000	6,038,340
Lennar Corp.
4.50% due 06/15/19	2,372,000	2,466,880
Hyundai Capital America
2.13% due 10/02/17[4]	2,000,000	2,002,238
Daimler Finance North America LLC
1.88% due 08/03/17[3,4]	2,000,000	2,002,004
Total Consumer, Cyclical		12,509,462

Energy – 0.7%
EQT Corp.
5.15% due 03/01/18	4,300,000	4,391,835
Phillips 66
1.79% due 04/15/19[3,4]	3,050,000	3,053,736
Total Energy		7,445,571

Industrial – 0.2%
CNH Industrial Capital LLC
3.88% due 07/16/18	854,000	868,945
3.63% due 04/15/18	850,000	856,375
Total Industrial		1,725,320

Utilities – 0.1%
AES Corp.
4.05% due 06/01/19[3]	810,000	812,025
Total Corporate Bonds
(Cost $285,015,723)		286,502,800

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 175

SCHEDULE OF INVESTMENTS continued	May 31, 2017

GSY Guggenheim Ultra Short Duration ETF continued

	Face
	Amount	Value
ASSET BACKED SECURITIES†† – 13.5%
Collateralized Loan Obligations – 13.4%
Great Lakes CLO Ltd.
2015-1A, 3.11% due 07/15/26[3,4]	$4,000,000	$4,012,092
2012-1A, 2.99% due 01/15/23[3,4]	2,731,506	2,733,758
2012-1A, 5.26% due 01/15/23[3,4]	2,000,000	1,999,811
2014-1A, 4.86% due 04/15/25[3,4]	500,000	494,552
NXT Capital CLO LLC
2017-1A, 3.13% due 04/20/29[3,4]	7,500,000	7,488,050
Raspro Trust
2005-1A, 1.78% due 03/23/24[3,4]	5,781,434	5,509,335
Ares Enhanced Loan Investment Strategy IR Ltd.
2013-IRAR, 2.40% due 07/23/25[3,4]	5,500,000	5,502,724
Golub Capital Partners CLO Ltd.
2016-33A, 3.39% due 11/21/28[3,4]	3,000,000	2,991,362
2015-23A, 3.32% due 05/05/27[3,4]	2,000,000	2,008,241
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.33% due 11/15/25[3,4]	5,000,000	4,993,605
Fortress Credit Opportunities III CLO, LP
2017-3A, 2.80% due 04/28/26[3,4]	3,800,000	3,795,503
2017-3A, 3.40% due 04/28/26[3,4]	750,000	748,949
Garrison Funding Ltd.
2015-1A, 2.63% due 05/25/27[3,4]	2,000,000	2,002,860
2015-1A, 3.69% due 05/25/27[3,4]	2,000,000	2,000,727
Structured Asset Securities Corporation Mortgage
Loan Trust 2007-BC4
2008-BC4, 1.65% due 11/25/37[3]	4,109,064	4,002,789
KVK CLO 2014-2 Ltd.
2017-2A, 2.81% due 07/15/26[3,4]	4,000,000	3,984,885
Woodmont 2017-2 Trust
2017-2A, 0.00% due 07/18/28[3,4]	3,600,000	3,600,326
Palmer Square CLO 2013-1 Ltd.
2017-1A, 2.68% due 05/15/25[3,4]	3,500,000	3,499,833
AIMCO CLO Series
2015-AA, 3.46% due 01/15/28[3,4]	3,000,000	3,022,490
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.31% due 04/25/25[3,4]	3,000,000	3,002,996
Northwoods Capital Ltd.
2017-14A, 2.48% due 11/12/25[3,4]	3,000,000	3,001,989
FS Senior Funding Ltd.
2015-1A, 2.96% due 05/28/25[3,4]	3,000,000	3,000,047
Newstar Commercial Loan Funding LLC
2017-1A, 3.54% due 03/20/27[3,4]	2,500,000	2,499,918
2014-1A, 4.76% due 04/20/25[3,4]	500,000	498,072
OZLM VIII Ltd.
2017-8A, 2.31% due 10/17/26[3,4]	3,000,000	2,996,099
Anchorage Capital CLO 4 Ltd.
2017-4A, 2.85% due 07/28/26[3,4]	2,750,000	2,757,399
Sudbury Mill CLO Ltd.
2017-1A, 2.81% due 01/17/26[3,4]	2,500,000	2,496,764
CFIP CLO Ltd.
2014-1A, 2.63% due 04/13/25[3,4]	2,100,000	2,100,140
RFTI Issuer Ltd.
2015-FL1, 2.74% due 08/15/30[3,4]	2,064,959	2,063,657
CIFC Funding 2015-III Ltd.
2015-3A, 3.92% due 10/19/27[3,4]	2,000,000	2,014,482
Vibrant CLO Ltd.
2015-1A, 3.26% due 07/17/24[3,4]	2,000,000	2,010,118
Newstar Trust
2012-2A, 4.41% due 01/20/23[3,4]	2,000,000	2,008,277
Cerberus Loan Funding XVI, LP
2016-2A, 3.51% due 11/15/27[3,4]	2,000,000	2,006,383
Nelder Grove CLO Ltd.
2017-1A, 2.80% due 08/28/26[3,4]	2,000,000	2,004,442
Oaktree EIF I Ltd.
2016-A1, 3.76% due 10/18/27[3,4]	2,000,000	2,002,553
KVK CLO Ltd.
2017-2A, 2.91% due 01/15/26[3,4]	2,000,000	2,002,345
Fortress Credit Investments IV Ltd.
2015-4A, 3.06% due 07/17/23[3,4]	2,000,000	2,002,147
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 0.00% due 10/15/26[3,4]	2,000,000	2,001,444
Fifth Street SLF II Ltd.
2015-2A, 3.09% due 09/29/27[3,4]	2,000,000	2,001,337
MP CLO V Ltd.
2017-1A, 2.76% due 07/18/26[3,4]	2,000,000	2,001,113
Venture XVI CLO Ltd.
2017-16A, 2.67% due 04/15/26[3,4]	2,000,000	2,000,787
CIFC Funding Ltd.
2015-2A, 3.00% due 12/05/24[3,4]	2,000,000	2,000,436
ACIS CLO Ltd.
2015-6A, 2.76% due 05/01/27[3,4]	2,000,000	1,999,935
Mountain Hawk I CLO Ltd.
2013-1A, 3.34% due 01/20/24[3,4]	2,000,000	1,999,926
Eaton Vance CLO Ltd.
2017-1A, 2.76% due 07/15/26[3,4]	2,000,000	1,999,875
OZLM Funding II Ltd.
2016-2A, 3.92% due 10/30/27[3,4]	2,000,000	1,999,854
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.81% due 07/16/26[3,4]	2,000,000	1,999,853
Dryden XXXI Senior Loan Fund
2017-31A, 2.24% due 04/18/26[3,4]	2,000,000	1,998,901
Monroe Capital CLO Ltd.
2014-1A, 2.95% due 10/22/26[3,4]	2,000,000	1,997,345
Dryden XXIV Senior Loan Fund
2015-24RA, 3.88% due 11/15/23[3,4]	2,000,000	1,996,052
GoldenTree Credit Opportunities Financing Ltd.
2012-1A, 5.38% due 06/15/28[3,4]	1,500,000	1,511,268
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 2.98% due 12/15/28[3,4]	1,500,000	1,502,990
COA Summit CLO Limited
2014-1A, 3.96% due 04/20/23[3,4]	1,500,000	1,499,838
Gallatin CLO VII Ltd.
2014-1A, 4.06% due 07/15/23[3,4]	1,500,000	1,496,478

See notes to financial statements.
176 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

GSY Guggenheim Ultra Short Duration ETF continued

	Face
	Amount	Value
ASSET BACKED SECURITIES†† – 13.5% (continued)
Collateralized Loan Obligations – 13.4% (continued)
Telos CLO Ltd.
2013-3A, 4.16% due 01/17/24[3,4]	$750,000	$750,073
2013-4A, 3.91% due 07/17/24[3,4]	500,000	500,105
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.18% due 08/15/23[3,4]	1,000,000	1,002,882
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.01% due 10/10/26[3,4]	1,000,000	999,978
Golub Capital BDC CLO LLC
2014-1A, 3.66% due 04/25/26[3,4]	1,000,000	987,715
Kingsland IV Ltd.
2007-4A, 2.61% due 04/16/21[3,4]	1,000,000	964,928
DIVCORE CLO Ltd.
2013-1A, 4.89% due 11/15/32[3,4]	600,000	599,276
Rockwall CDO II Ltd.
2007-1A, 1.72% due 08/01/24[3,4]	495,117	493,421
Black Diamond CLO Ltd.
2013-1A, 2.57% due 02/01/23[3,4]	479,839	479,810
Cerberus Onshore II CLO LLC
2014-1A, 3.86% due 10/15/23[3,4]	448,682	448,597
Total Collateralized Loan Obligations		144,093,937

Collateralized Debt Obligations – 0.1%
Triaxx Prime CDO Ltd.
2006-2A, 1.25% due 10/02/39[3,4]	871,112	849,469
SRERS Funding Ltd.
2011-RS, 1.24% due 05/09/46[3,4]	89,325	88,400
2011-RSX A1B1, 1.24% due 05/09/46[3]	51,043	50,514
Total Collateralized Debt Obligations		988,383

Financial – 0.0%**
Garanti Diversified Payment Rights Finance Co.
2007-A, 1.35% due 07/09/17[3]	104,000	103,840
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.44% due 07/10/17[3]	50,154	50,114
Total Financial		153,954
Total Asset Backed Securities
(Cost $144,715,968)		145,236,274

COLLATERALIZED MORTGAGE OBLIGATIONS†† – 5.9%
Residential Mortgage Backed Securities – 4.4%
LSTAR Securities Investment Ltd.
2016-3, 2.99% due 09/01/21[3,4]	3,561,539	3,567,597
2016-5, 2.99% due 11/01/21[3,4]	2,782,103	2,775,225
2017-1, 2.99% due 01/01/22[3,4]	1,567,792	1,563,873
2016-4, 3.00% due 10/01/21[3,4]	1,265,316	1,259,689
LSTAR Commercial Mortgage Trust
2016-7, 3.00% due 12/01/21[3,4]	8,583,146	8,537,553
FirstKey Master Funding
2017-R1, 1.20% due 11/03/41†††,3,4	6,300,000	6,146,031
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[3,4]	3,659,004	3,671,531
Countrywide Asset-Backed Certificates
2006-6, 1.19% due 09/25/36[3]	2,876,062	2,693,400
2004-SD2, 1.40% due 06/25/33[3,4]	832,155	810,964
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 1.74% due 07/25/34[3]	3,481,130	3,464,106
CIT Mortgage Loan Trust
2007-1, 2.37% due 10/25/37[3,4]	3,112,395	3,088,564
GSAMP Trust
2005-HE6, 1.46% due 11/25/35[3]	2,029,247	1,998,723
VOLT LIV LLC
2017-NPL1, 3.63% due 02/25/47[3,4]	1,917,211	1,921,984
Accredited Mortgage Loan Trust
2007-1, 1.15% due 02/25/37[3]	1,391,859	1,365,188
GCAT LLC
2015-1, 3.63% due 05/26/20[3,4]	1,103,520	1,105,537
Bayview Opportunity Master Fund Trust
2016-LT1, 3.47% due 10/28/31[3,4]	838,532	833,465
GreenPoint Mortgage Funding Trust
2006-AR1, 1.07% due 02/25/36[3]	855,590	797,632
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[3,4]	567,423	566,726
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[3,4]	472,628	473,577
Credit Suisse Mortgage Trust
2014-2R, 1.19% due 02/27/46[3,4]	367,856	346,703
Nomura Resecuritization Trust
2012-1R, 1.48% due 08/27/47[3,4]	117,863	117,272
Total Residential Mortgage Backed Securities		47,105,340

Commercial Mortgage Backed Securities – 1.5%
Cold Storage Trust 2017-ICE3
2017-ICE3, 1.99% due 04/15/36[3,4]	7,500,000	7,511,757
CDGJ Commercial Mortgage Trust
2014-BXCH, 3.49% due 12/15/27[3,4]	2,100,000	2,105,571
2014-BXCH, 2.84% due 12/15/27[3,4]	1,750,000	1,756,562
Morgan Stanley Capital I Trust
2015-XLF1, 2.14% due 08/14/31[3,4]	2,193,349	2,192,148
PFP Ltd.
2017-3, 2.74% due 01/14/35[3,4]	2,000,000	2,007,200
GS Mortgage Securities Trust
2014-GSFL, 3.24% due 07/15/31[3,4]	1,000,000	993,602
Total Commercial Mortgage Backed Securities		16,566,840
Total Collateralized Mortgage Obligations
(Cost $62,908,437)		63,672,180

MUNICIPAL BONDS†† – 2.6%
Florida – 1.5%
City of West Palm Beach Florida Utility System Revenue Bonds
0.79% due 10/01/38[3]	16,135,000	16,135,000

California – 0.6%
University of California Revenue Bonds
1.50% due 06/05/17[3]	5,000,000	5,000,000
State of California General Obligation Unlimited
1.38% due 12/03/18[3]	1,175,000	1,179,958
Total California		6,179,958

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 177

SCHEDULE OF INVESTMENTS continued	May 31, 2017

GSY Guggenheim Ultra Short Duration ETF continued

	Face
	Amount	Value
MUNICIPAL BONDS†† – 2.6% (continued)
Pennsylvania – 0.5%
Pennsylvania Turnpike Commission Revenue Bonds
1.21% due 12/01/17[3]	$4,000,000	$4,001,280
County of Allegheny Pennsylvania General Obligation Unlimited
1.33% due 11/01/26[3]	1,350,000	1,318,154
Total Pennsylvania		5,319,434
Total Municipal Bonds
(Cost $27,599,480)		27,634,392

SENIOR FLOATING RATE INTERESTS††,3 – 0.8%
Technology – 0.4%
First Data Corp.
5.22% due 03/24/21	2,692,103	2,705,993
Infor US, Inc.
3.90% due 06/03/20	1,457,381	1,453,738
Total Technology		4,159,731

Industrial – 0.3%
Fly Funding II Sarl
3.91% due 08/09/19	2,253,058	2,254,478
Avolon TLB Borrower 1 US LLC
3.90% due 03/20/22	1,400,000	1,417,402
Total Industrial		3,671,880

Consumer, Cyclical – 0.1%
Smart & Final Stores LLC
4.43% due 11/15/19	1,179,395	1,155,807

Financial – 0.0%**
Hyperion Insurance Group Ltd.
5.71% due 04/29/22	61,543	61,866
Total Senior Floating Rate Interests
(Cost $8,988,521)		9,049,284

SECURITIES LENDING COLLATERAL††,6 – 0.0%**
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	103,068	103,068
Total Securities Lending Collateral
(Cost $103,068)		103,068
Total Investments – 100.8%
(Cost $1,078,920,985)		$1,084,471,241
Other Assets & Liabilities, net – (0.8)%		(8,379,680)
Total Net Assets – 100.0%		$1,076,091,561

**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Zero coupon rate security.
2	Rate indicated is the 7-day yield as of May 31, 2017.
3	Variable rate security. Rate indicated is rate effective at May 31, 2017.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $279,504,461 (cost $278,248,613), or 26.0% of total net assets.
5	All or portion of this security is on loan at May 31, 2017 — See Note 2.
6	Securities lending collateral — See Note 2.
7	Repurchase Agreements – See Note 9.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

Country Diversification
% of Total
Country	Investments
United States	59.7%
Cayman Islands	13.0%
Japan	5.0%
Australia	2.5%
Italy	2.4%
Spain	2.4%
Portugal	2.3%
Germany	1.7%
United Kingdom	1.4%
Canada	1.3%
Israel	1.2%
Czech Republic	1.1%
France	1.1%
Other	4.9%
Total Investments	100.0%

See notes to financial statements.
178 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

GSY Guggenheim Ultra Short Duration ETF continued

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets:
Commercial Paper	$—	$273,249,237	$—	$273,249,237
Repurchase Agreements	—	151,179,000	—	151,179,000
Foreign Government Bonds	—	121,036,949	—	121,036,949
Money Market Fund	6,808,057	—	—	6,808,057
Corporate Bonds	—	286,502,800	—	286,502,800
Asset Backed Securities	—	145,236,274	145,236,274
Collateralized Mortgage Obligations	—	57,526,149	6,146,031	63,672,180
Municipal Bonds	—	27,634,392	—	27,634,392
Senior Floating Rate Interests	—	9,049,284	—	9,049,284
Securities Lending Collateral	—	103,068	—	103,068
Forward Foreign Currency Exchange Contracts*	—	581,079	—	581,079
Total Assets	$6,808,057	$1,072,098,232	$6,146,031	$1,085,052,320

Liabilities:
Forward Foreign Currency Exchange Contracts*	$—	3,484,025	$—	$3,484,025

* These amounts are reported as unrealized gain/(loss) as of May 31, 2017.

Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 179

SCHEDULE OF INVESTMENTS continued	May 31, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

	Shares	Value
COMMON STOCKS† – 99.4%
United States – 24.2%
Apollo Commercial Real Estate Finance, Inc. REIT[1]	86,790	$1,602,143
Philip Morris International, Inc.	6,290	753,542
Pfizer, Inc.	15,633	510,416
Coca-Cola Co.	11,179	508,309
Maxim Integrated Products, Inc.	9,969	476,518
Kimberly-Clark Corp.	3,639	472,087
Cisco Systems, Inc.	14,668	462,482
Merck & Co., Inc.	6,914	450,171
CA, Inc.	14,102	448,021
Verizon Communications, Inc.	9,602	447,837
PepsiCo, Inc.	3,753	438,613
Procter & Gamble Co.	4,971	437,896
Johnson & Johnson	3,202	410,657
Lockheed Martin Corp.	1,428	401,454
Paychex, Inc.	6,545	387,660
Colgate-Palmolive Co.	4,851	370,422
General Mills, Inc.	6,504	369,037
Kellogg Co.	5,100	365,160
United Parcel Service, Inc. — Class B	3,420	362,417
Aflac, Inc.	4,709	354,964
Genuine Parts Co.	3,785	350,567
Microsoft Corp.	4,934	344,591
Owens & Minor, Inc.	10,706	341,307
Air Products & Chemicals, Inc.	2,286	329,321
Ramco-Gershenson Properties Trust REIT	12,276	154,555
PPL Corp.	3,652	145,751
Kite Realty Group Trust REIT	7,688	138,153
Duke Energy Corp.	1,601	137,174
UDR, Inc. REIT	3,485	134,555
Southern Co.	2,658	134,521
AvalonBay Communities, Inc. REIT	676	129,278
Terreno Realty Corp. REIT	3,760	122,877
Essex Property Trust, Inc. REIT	466	119,725
Great Plains Energy, Inc.	4,111	118,109
Dominion Energy, Inc.	1,455	117,520
Simon Property Group, Inc. REIT	759	117,076
Acadia Realty Trust REIT	4,254	115,496
NorthWestern Corp.	1,792	111,032
Kimco Realty Corp. REIT	6,311	110,695
Public Service Enterprise Group, Inc.	2,462	110,568
PS Business Parks, Inc. REIT	871	109,990
Apartment Investment & Management Co. — Class A REIT	2,529	108,545
Taubman Centers, Inc. REIT	1,734	106,034
Eversource Energy	1,687	104,712
DTE Energy Co.	906	99,225
Sempra Energy	847	98,667
NextEra Energy, Inc.	678	95,896
Federal Realty Investment Trust REIT	738	90,582
Edison International	1,099	89,645
American Assets Trust, Inc. REIT	2,088	81,536
Aqua America, Inc.	2,376	77,671
Boston Properties, Inc. REIT	626	75,946
Total United States		14,551,126

Switzerland – 16.5%
Baloise Holding AG	13,313	2,039,158
Nestle S.A.	20,085	1,715,701
Swiss Re AG	18,385	1,677,842
Swisscom AG	2,775	1,331,931
Helvetia Holding AG	1,767	1,023,620
Roche Holding AG	3,658	1,005,662
Swiss Prime Site AG	6,631	611,323
PSP Swiss Property AG	5,250	495,672
Total Switzerland		9,900,909

Australia – 11.4%
Amcor Ltd.	160,696	1,835,126
Sonic Healthcare Ltd.	103,530	1,785,008
DuluxGroup Ltd.[1]	187,845	984,482
Charter Hall Group REIT	165,504	701,062
Vicinity Centres REIT	272,750	560,414
Mirvac Group REIT	308,035	522,842
AusNet Services	358,985	452,983
Total Australia		6,841,917

Canada – 8.3%
Toronto-Dominion Bank	30,189	1,439,381
BCE, Inc.	26,367	1,194,880
Intact Financial Corp.	15,993	1,098,564
H&R Real Estate Investment Trust REIT	35,376	600,294
Emera, Inc.	10,126	361,199
Fortis, Inc.	9,120	300,264
Total Canada		4,994,582

Singapore – 7.5%
Singapore Press Holdings Ltd.	587,500	1,346,230
Singapore Exchange Ltd.	254,300	1,336,389
Singapore Telecommunications Ltd.	435,700	1,184,207
CapitaLand Mall Trust REIT	438,600	630,920
Total Singapore		4,497,746

See notes to financial statements.
180 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	May 31, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

	Shares	Value
COMMON STOCKS† – 99.4% (continued)
United Kingdom – 4.4%
Diageo plc	48,072	$1,444,103
SSE plc	24,443	474,899
United Utilities Group plc	28,820	382,842
Pennon Group plc	31,272	371,813
Total United Kingdom		2,673,657

Hong Kong – 4.0%
Hang Seng Bank Ltd.	83,900	1,771,145
CLP Holdings Ltd.	30,500	333,477
Power Assets Holdings Ltd.	31,000	277,679
Total Hong Kong		2,382,301

Japan – 3.7%
Lawson, Inc.	19,400	1,324,501
Japan Retail Fund Investment Corp. REIT	169	329,029
United Urban Investment Corp. REIT	212	312,484
Japan Real Estate Investment Corp. REIT	44	231,568
Total Japan		2,197,582

Sweden – 3.5%
Swedbank AB — Class A	67,468	1,629,342
Castellum AB	31,005	463,556
Total Sweden		2,092,898

Finland – 2.9%
Kone Oyj — Class B	34,810	1,726,635

Germany – 2.5%
Fraport AG Frankfurt Airport Services Worldwide	18,847	1,529,532

France – 2.5%
Danone S.A.	20,035	1,488,740

New Zealand – 2.4%
Spark New Zealand Ltd.	529,590	1,413,296

Jersey – 2.0%
WPP plc	54,340	1,223,420

Bermuda – 2.0%
Yue Yuen Industrial Holdings Ltd.	231,500	922,441
Axis Capital Holdings Ltd.	4,498	294,979
Total Bermuda		1,217,420

Spain – 1.6%
Enagas S.A.	18,359	546,362
Red Electrica Corporation S.A.	19,496	437,917
Total Spain		984,279
Total Common Stocks
(Cost $57,517,773)		59,716,040

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 – 1.6%
Joint Repurchase Agreements
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	$250,000	$250,000
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	250,000	250,000
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	250,000	250,000
Royal Bank of Scotland plc
issued 05/31/17 at 0.79% due 06/01/17	194,476	194,476
Total Securities Lending Collateral
(Cost $944,476)		944,476
Total Investments – 101.0%
(Cost $58,462,249)		$60,660,516
Other Assets & Liabilities, net – (1.0)%		(601,963)
Total Net Assets – 100.0%		$60,058,553

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at May 31, 2017 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

% of Net
Portfolio Breakdown	Assets
Financial	35.7%
Consumer, Non-cyclical	21.4%
Communications	14.3%
Industrial	9.7%
Utilities	9.0%
Consumer, Cyclical	4.3%
Technology	2.8%
Basic Materials	2.2%
Total Common Stock	99.4%
Securities Lending Collateral	1.6%
Total Investments	101.0%
Other Assets & Liabilities, net	-1.0%
Net Assets	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 181

SCHEDULE OF INVESTMENTS continued	May 31, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Currency Denomination
% of Long-Term
Currency Denomination	Investments
United States Dollar	24.9%
Swiss Franc	16.6%
Australian Dollar	11.4%
Euro	9.6%
Canadian Dollar	8.4%
Singapore Dollar	7.5%
Pound Sterling	6.5%
Hong Kong Dollar	5.5%
Japanese Yen	3.7%
Swedish Krona	3.5%
New Zealand Dollar	2.4%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities (Assets)
Common Stocks	$59,716,040	$—	$—	$59,716,040
Securities Lending Collateral	—	944,476	—	944,476
Total Assets	$59,716,040	$944,476	$—	$60,660,516

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended May 31, 2017, there were no transfers between levels.

See notes to financial statements.
182 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	May 31, 2017

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2017 Corporate		2018 Corporate		2019 Corporate		2020 Corporate
	Bond ETF (BSCH	)	Bond ETF (BSCI	)	Bond ETF (BSCJ	)	Bond ETF (BSCK	)
ASSETS:
Investments, at value — including securities on loan	$673,134,026		$1,027,644,264		$958,346,406		$919,273,053
Repurchase agreements, at value	1,557,580		1,126,883		1,344,471		1,473,863
Cash	52,150,794		4,641,141		2,991,568		3,252,509
Receivables:
Interest	6,065,933		7,980,840		8,181,297		8,093,795
Investments sold	1,535,625		—		—		—
Securities lending income	2,000		597		812		2,056
Fund shares sold	—		—		3,189,379		—
Total assets	734,445,958		1,041,393,725		974,053,933		932,095,276
LIABILITIES:
Payable for:
Investments purchased	26,151,589		—		5,327,058		212,720
Upon return of securities loaned	1,557,580		1,126,883		1,344,471		1,473,863
Management fees	147,805		208,630		193,630		183,291
Total liabilities	27,856,974		1,335,513		6,865,159		1,869,874
NET ASSETS	$706,588,984		$1,040,058,212		$967,188,774		$930,225,402
NET ASSETS CONSIST OF:
Paid-in capital	$705,335,646		$1,037,137,858		$962,240,602		$921,580,236
Undistributed net investment income	800,334		1,505,453		1,668,854		1,544,473
Accumulated net realized gain (loss) on investments	219,271		(363,163)		52,280		11,876
Net unrealized appreciation on investments	233,733		1,778,064		3,227,038		7,088,817
NET ASSETS	$706,588,984		$1,040,058,212		$967,188,774		$930,225,402
Shares outstanding ($0.01 par value with unlimited amount authorized)	31,200,000		49,050,000		45,600,000		43,350,000
Net asset value	$22.65		$21.20		$21.21		$21.46
Investments in securities, at cost	672,900,293		1,025,866,200		955,119,368		912,184,236
Repurchase agreements, at cost	1,557,580		1,126,883		1,344,471		1,473,863
Securities on loan, at value	3,084,574		1,090,445		2,294,553		1,421,464

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 183

STATEMENTS OF ASSETS AND LIABILITIES continued	May 31, 2017

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2021 Corporate		2022 Corporate		2023 Corporate		2024 Corporate
	Bond ETF (BSCL	)	Bond ETF (BSCM	)	Bond ETF (BSCN	)	Bond ETF (BSCO	)
ASSETS:
Investments, at value — including securities on loan	$661,015,422		$511,197,641		$186,882,640		$161,006,767
Repurchase agreements, at value	3,775,135		544,451		552,922		1,287,811
Cash	1,600,206		2,936,354		3,913,077		1,037,961
Receivables:
Interest	5,501,495		4,367,724		1,525,801		1,358,176
Securities lending income	4,248		466		448		824
Fund shares sold	—		—		3,151,388		—
Investments sold	—		4,981		—		—
Total assets	671,896,506		519,051,617		196,026,276		164,691,539
LIABILITIES:
Payable for:
Upon return of securities loaned	3,775,135		544,451		552,922		1,287,811
Management fees	133,646		103,184		36,739		31,827
Investments purchased	—		—		6,700,177		507,545
Total liabilities	3,908,781		647,635		7,289,838		1,827,183
NET ASSETS	$667,987,725		$518,403,982		$188,736,438		$162,864,356
NET ASSETS CONSIST OF:
Paid-in capital	$658,494,432		$511,090,987		$184,827,366		$160,116,400
Undistributed net investment income	1,538,006		1,159,158		501,881		485,083
Accumulated net realized gain (loss) on investments	192,301		(96,874)		155,024		(802,729)
Net unrealized appreciation on investments	7,762,986		6,250,711		3,252,167		3,065,602
NET ASSETS	$667,987,725		$518,403,982		$188,736,438		$162,864,356
Shares outstanding ($0.01 par value with unlimited amount authorized)	31,350,000		24,300,000		9,000,000		7,800,000
Net asset value	$21.31		$21.33		$20.97		$20.88
Investments in securities, at cost	653,252,438		504,946,930		183,630,473		157,941,165
Repurchase agreements, at cost	3,775,135		544,451		552,922		1,287,811
Securities on loan, at value	3,656,983		529,349		530,029		1,247,134

See notes to financial statements.
184 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES continued	May 31, 2017

					Guggenheim		Guggenheim
	Guggenheim		Guggenheim		BulletShares		BulletShares
	BulletShares		BulletShares		2017 High Yield		2018 High Yield
	2025 Corporate		2026 Corporate		Corporate Bond		Corporate Bond
	Bond ETF (BSCP	)	Bond ETF (BSCQ	)	ETF (BSJH	)	ETF (BSJI	)
ASSETS:
Investments, at value — including securities on loan	$67,234,792		$26,205,278		$508,315,973		$1,001,232,831
Repurchase agreements, at value	429,494		—		256,509,038		46,622,730
Cash	324,876		131,493		3,731,589		104,501,682
Receivables:
Interest	651,854		207,120		4,708,294		16,407,569
Securities lending income	724		54		32,353		68,900
Fund shares sold	—		—		—		2,544,228
Total assets	68,641,740		26,543,945		773,297,247		1,171,377,940
LIABILITIES:
Payable for:
Upon return of securities loaned	429,494		—		256,509,038		46,622,730
Management fees	13,771		5,759		189,242		386,446
Investments purchased	—		—		—		27,706,454
Line of credit fees	—		—		9,536		16,875
Total liabilities	443,265		5,759		256,707,816		74,732,505
NET ASSETS	$68,198,475		$26,538,186		$516,589,431		$1,096,645,435
NET ASSETS CONSIST OF:
Paid-in capital	$67,552,381		$26,298,848		$537,344,712		$1,100,224,927
Undistributed net investment income	198,487		86,533		1,168,146		3,635,942
Accumulated net realized gain (loss) on investments	(197,051)		9,100		(22,939,368)		(14,001,543)
Net unrealized appreciation on investments	644,658		143,705		1,015,941		6,786,109
NET ASSETS	$68,198,475		$26,538,186		$516,589,431		$1,096,645,435
Shares outstanding ($0.01 par value with unlimited amount authorized)	3,300,000		1,350,000		20,000,000		43,200,000
Net asset value	$20.67		$19.66		$25.83		$25.39
Investments in securities, at cost	66,590,134		26,061,574		507,300,032		994,446,722
Repurchase agreements, at cost	429,494		—		256,509,038		46,622,730
Securities on loan, at value	416,057		—		254,229,539		55,449,546

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 185

STATEMENTS OF ASSETS AND LIABILITIES continued	May 31, 2017

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2019 High Yield		2020 High Yield		2021 High Yield		2022 High Yield
	Corporate Bond		Corporate Bond		Corporate Bond		Corporate Bond
	ETF (BSJJ	)	ETF (BSJK	)	ETF (BSJL	)	ETF (BSJM	)
ASSETS:
Investments, at value — including securities on loan	$715,807,269		$463,012,461		$160,966,340		$127,024,592
Repurchase agreements, at value	23,808,918		34,912,976		10,743,354		7,720,787
Cash	49,652,364		15,734,185		4,831,004		829,341
Receivables:
Interest	11,798,838		6,610,651		2,909,765		2,019,919
Fund shares sold	2,467,147		2,492,271		2,522,727		—
Securities lending income	28,621		35,245		10,643		9,453
Total assets	803,563,157		522,797,789		181,983,833		137,604,092
LIABILITIES:
Payable for:
Upon return of securities loaned	23,808,918		34,912,976		10,743,354		7,720,787
Investments purchased	9,042,576		5,359,803		2,556,032		—
Management fees	263,265		166,230		57,617		45,377
Line of credit fees	10,589		6,409		2,536		1,756
Total liabilities	33,125,348		40,445,418		13,359,539		7,767,920
NET ASSETS	$770,437,809		$482,352,371		$168,624,294		$129,836,172
NET ASSETS CONSIST OF:
Paid-in capital	$760,215,528		$472,330,481		$164,451,733		$125,744,164
Undistributed net investment income	3,506,563		2,334,635		854,868		737,412
Accumulated net realized gain (loss) on investments	(4,430,612)		(2,252,916)		338,116		(26,774)
Net unrealized appreciation on investments	11,146,330		9,940,171		2,979,577		3,381,370
NET ASSETS	$770,437,809		$482,352,371		$168,624,294		$129,836,172
Shares outstanding ($0.01 par value with unlimited amount authorized)	31,300,000		19,400,000		6,700,000		5,100,000
Net asset value	$24.61		$24.86		$25.17		$25.46
Investments in securities, at cost	704,660,939		453,072,290		157,986,763		123,643,222
Repurchase agreements, at cost	23,808,918		34,912,976		10,743,354		7,720,787
Securities on loan, at value	26,133,926		34,437,802		10,354,089		7,726,421

See notes to financial statements.
186 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES continued	May 31, 2017

	Guggenheim		Guggenheim
	BulletShares		BulletShares		Guggenheim		Guggenheim S&P
	2023 High Yield		2024 High Yield		Ultra Short		Global Dividend
	Corporate Bond		Corporate Bond		Duration ETF		Opportunities
	ETF (BSJN	)	ETF (BSJO	)	(GSY	)	Index ETF (LVL	)
ASSETS:
Investments, at value — including securities on loan	$36,723,900		$22,445,040		$933,189,173		$59,716,040
Repurchase agreements, at value	2,053,462		739,636		151,282,068		944,476
Foreign currency, at value	—		—		—		137,747
Cash	435,182		315,179		2,044		32,278
Segregated cash with broker	—		—		1,925,000		—
Unrealized appreciation on forward foreign currency exchange contracts	—		—		581,079		—
Receivables:
Interest	578,263		349,298		2,138,799		—
Securities lending income	3,200		1,227		79		1,779
Investments sold	—		—		33,098		—
Dividends	—		—		—		176,229
Tax reclaims	—		—		—		117,876
Total assets	39,794,007		23,850,380		1,089,151,340		61,126,425
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	—		—		3,484,025		—
Payable for:
Upon return of securities loaned	2,053,462		739,636		103,068		944,476
Management fees	13,383		7,900		105,636		37,171
Line of credit fees	1,715		312		15,865		—
Investments purchased	—		—		9,004,950		—
Professional fees	—		—		42,584		29,435
Intraday valuation fees	—		—		3,164		6,020
Other liabilities	—		—		300,487		50,770
Total liabilities	2,068,560		747,848		13,059,779		1,067,872
NET ASSETS	$37,725,447		$23,102,532		$1,076,091,561		$60,058,553
NET ASSETS CONSIST OF:
Paid-in capital	$36,428,675		$22,702,759		$1,071,589,190		$103,398,254
Undistributed net investment income	200,846		113,012		2,676,905		203,519
Accumulated net realized gain (loss) on investments	69,164		11,381		(821,976)		(45,743,658)
Net unrealized appreciation on investments	1,026,762		275,380		2,647,442		2,200,438
NET ASSETS	$37,725,447		$23,102,532		$1,076,091,561		$60,058,553
Shares outstanding ($0.01 par value with unlimited amount authorized)	1,400,000		900,000		21,400,000		5,520,000
Net asset value	$26.95		$25.67		$50.28		$10.88
Investments in securities, at cost	35,697,138		22,169,660		927,638,917		57,517,773
Repurchase agreements, at cost	2,053,462		739,636		151,282,068		944,476
Foreign currency, at cost	—		—		—		133,426
Securities on loan, at value	1,980,213		763,706		100,250		1,905,185

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 187

STATEMENTS OF OPERATIONS	May 31, 2017
For the Year Ended May 31, 2017

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2017 Corporate	2018 Corporate	2019 Corporate	2020 Corporate
	Bond ETF (BSCH )	Bond ETF (BSCI )	Bond ETF (BSCJ )	Bond ETF (BSCK	)
INVESTMENT INCOME:
Interest	$13,171,418	$16,828,313	$15,550,991	$17,601,358
Income from securities lending	20,438	12,467	26,637	64,496
Total investment income	13,191,856	16,840,780	15,577,628	17,665,854
EXPENSES:
Management fees	2,086,249	2,280,140	1,791,106	1,756,592
Total expenses	2,086,249	2,280,140	1,791,106	1,756,592
Net investment income	11,105,607	14,560,640	13,786,522	15,909,262
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	452,812	631,687	399,712	254,765
In-kind transactions	374,014	103,061	29,610	308,138
Net realized gain	826,826	734,748	429,322	562,903
Net change in unrealized appreciation (depreciation) on:
Investments	(2,190,048)	(1,671,035)	(973,293)	1,079,044
Net realized and unrealized gain (loss)	(1,363,222)	(936,287)	(543,971)	1,641,947
Net increase in net assets resulting from operations	$9,742,385	$13,624,353	$13,242,551	$17,551,209

See notes to financial statements.
188 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF OPERATIONS continued	May 31, 2017
For the Year Ended May 31, 2017

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2021 Corporate		2022 Corporate		2023 Corporate		2024 Corporate
	Bond ETF (BSCL	)	Bond ETF (BSCM	)	Bond ETF (BSCN	)	Bond ETF (BSCO )
INVESTMENT INCOME:
Interest	$13,589,511		$11,237,820		$4,724,450		$4,285,022
Income from securities lending	45,526		28,383		10,872		9,667
Total investment income	13,635,037		11,266,203		4,735,322		4,294,689
EXPENSES:
Management fees	1,222,260		943,267		359,682		306,889
Total expenses	1,222,260		943,267		359,682		306,889
Net investment income	12,412,777		10,322,936		4,375,640		3,987,800
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	661,400		99,486		480,016		(582,726)
In-kind transactions	67,932		334,867		818,812		—
Net realized gain (loss)	729,332		434,353		1,298,828		(582,726)
Net change in unrealized appreciation (depreciation) on:
Investments	2,805,352		4,606,037		261,383		1,731,882
Net realized and unrealized gain	3,534,684		5,040,390		1,560,211		1,149,156
Net increase in net assets resulting from operations	$15,947,461		$15,363,326		$5,935,851		$5,136,956

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 189

STATEMENTS OF OPERATIONS continued	May 31, 2017
For the Year Ended May 31, 2017

				Guggenheim		Guggenheim
	Guggenheim	Guggenheim		BulletShares		BulletShares
	BulletShares	BulletShares		2017 High Yield		2018 High Yield
	2025 Corporate	2026 Corporate		Corporate Bond		Corporate Bond
	Bond ETF (BSCP )	Bond ETF (BSCQ	)	ETF (BSJH	)	ETF (BSJI	)
INVESTMENT INCOME:
Interest	$1,489,197	$420,218		$25,043,642		$40,174,055
Income from securities lending	7,486	97		243,526		583,928
Total investment income	1,496,683	420,315		25,287,168		40,757,983
EXPENSES:
Management fees	109,539	31,157		2,784,900		3,747,435
Line of credit fee	—	—		127,734		153,448
Total expenses	109,539	31,157		2,912,634		3,900,883
Net investment income	1,387,144	389,158		22,374,534		36,857,100
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(40,593)	9,100		(1,028,827)		8,331,582
In-kind transactions	—	62,133		1,386,242		270,204
Net realized gain (loss)	(40,593)	71,233		357,415		8,601,786
Net change in unrealized appreciation (depreciation) on:
Investments	348,689	143,705		2,682,860		12,738,847
Net realized and unrealized gain	308,096	214,938		3,040,275		21,340,633
Net increase in net assets resulting from operations	$1,695,240	$604,096		$25,414,809		$58,197,733

See notes to financial statements.
190 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF OPERATIONS continued	May 31, 2017
For the Year Ended May 31, 2017

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2019 High Yield		2020 High Yield		2021 High Yield		2022 High Yield
	Corporate Bond		Corporate Bond		Corporate Bond		Corporate Bond
	ETF (BSJJ	)	ETF (BSJK	)	ETF (BSJL	)	ETF (BSJM	)
INVESTMENT INCOME:
Interest	$27,361,160		$15,718,237		$5,438,080		$4,846,644
Income from securities lending	210,141		206,133		68,770		57,317
Total investment income	27,571,301		15,924,370		5,506,850		4,903,961
EXPENSES:
Management fees	2,140,953		1,177,323		393,906		347,284
Line of credit fee	83,416		44,633		15,571		12,419
Total expenses	2,224,369		1,221,956		409,477		359,703
Net investment income	25,346,932		14,702,414		5,097,373		4,544,258
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,489,530		2,158,243		594,015		405,001
In-kind transactions	(23,153)		—		(14)		288,916
Net realized gain	2,466,377		2,158,243		594,001		693,917
Net change in unrealized appreciation (depreciation) on:
Investments	16,157,879		11,254,232		3,345,754		3,197,525
Net realized and unrealized gain	18,624,256		13,412,475		3,939,755		3,891,442
Net increase in net assets resulting from operations	$43,971,188		$28,114,889		$9,037,128		$8,435,700

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 191

STATEMENTS OF OPERATIONS continued	May 31, 2017
For the Year Ended May 31, 2017

	Guggenheim		Guggenheim
	BulletShares		BulletShares		Guggenheim	Guggenheim S&P
	2023 High Yield		2024 High Yield		Ultra Short	Global Dividend
	Corporate Bond		Corporate Bond		Duration ETF	Opportunities
	ETF (BSJN	)	ETF (BSJO	)[1]	(GSY )	Index ETF (LVL )
INVESTMENT INCOME:
Interest	$1,424,772		$492,441		$15,448,658	$—
Income from securities lending	18,413		3,564		1,497	41,979
Dividends, net of foreign taxes withheld*	—		—		—	3,135,428
Total investment income	1,443,185		496,005		15,450,155	3,177,407
EXPENSES:
Management fees	102,937		37,721		1,851,258	281,569
Line of credit fee	5,684		312		165,134	—
Printing fees	—		—		31,773	9,273
Listing fees	—		—		7,500	5,000
Intraday valuation fees	—		—		19,620	6,020
Insurance	—		—		8,425	1,590
Professional fees	—		—		67,366	51,149
Administration fees	—		—		178,394	15,486
Trustees’ fees and expenses**	—		—		36,995	9,954
Licensing fees	—		—		—	21,427
Custodian fees	—		—		209,904	27,297
Other expenses	—		—		37,906	2,597
Total expenses	108,621		38,033		2,614,275	431,362
Less:
Expenses waived by advisor	—		—		(62,846)	(44,551)
Reimbursement of custody fees	—		—		(12,272)	(27,502)
Net expenses	108,621		38,033		2,539,157	359,309
Net investment income	1,334,564		457,972		12,910,998	2,818,098
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	78,595		11,381		1,177,123	(3,223,123)
In-kind transactions	21		—		—	7,144,679
Foreign currency transactions	—		—		920,222	(57,565)
Net realized gain	78,616		11,381		2,097,345	3,863,991
Net change in unrealized appreciation (depreciation) on:
Investments	897,788		275,380		5,297,893	3,584,529
Foreign currency translations	—		—		(2,902,814)	6,393
Net change in unrealized appreciation (depreciation)	897,788		275,380		2,395,079	3,590,922
Net realized and unrealized gain	976,404		286,761		4,492,424	7,454,913
Net increase in net assets resulting from operations	$2,310,968		$744,733		$17,403,422	$10,273,011
* Foreign taxes withheld	$—		$—		$—	$250,468

[1]	Commencement of investment operations September 14, 2016.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.
192 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	May 31, 2017

	Guggenheim BulletShares 2017		Guggenheim BulletShares 2018
	Corporate Bond ETF (BSCH)		Corporate Bond ETF (BSCI)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,105,607	$12,711,504	$14,560,640	$12,482,123
Net realized gain (loss) on investments	826,826	751,338	734,748	(671,362)
Net change in unrealized appreciation (depreciation) on investments	(2,190,048)	(3,616,487)	(1,671,035)	(599,574)
Net increase in net assets resulting from operations	9,742,385	9,846,355	13,624,353	11,211,187
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,367,990)	(12,663,885)	(14,261,430)	(12,138,675)
Capital gains	(131,070)	(824,445)	—	(225,090)
Total distributions to shareholders	(11,499,060)	(13,488,330)	(14,261,430)	(12,363,765)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	231,761,087	207,261,330	346,042,653
Cost of shares redeemed	(224,236,329)	(91,638,790)	(25,415,402)	(44,249,968)
Net increase (decrease) in net assets resulting from shareholder transactions	(224,236,329)	140,122,297	181,845,928	301,792,685
Net increase (decrease) in net assets	(225,993,004)	136,480,322	181,208,851	300,640,107
NET ASSETS:
Beginning of period	932,581,988	796,101,666	858,849,361	558,209,254
End of period	$706,588,984	$932,581,988	$1,040,058,212	$858,849,361
Undistributed net investment income at end of period	$800,334	$1,062,717	$1,505,453	$1,206,243
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	10,200,000	9,750,000	16,350,000
Shares redeemed	(9,900,000)	(4,050,000)	(1,200,000)	(2,100,000)
Net increase (decrease) in shares	(9,900,000)	6,150,000	8,550,000	14,250,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 193

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2017

	Guggenheim BulletShares 2019		Guggenheim BulletShares 2020
	Corporate Bond ETF (BSCJ)		Corporate Bond ETF (BSCK)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$13,786,522	$8,988,906	$15,909,262	$10,504,384
Net realized gain (loss) on investments	429,322	(184,328)	562,903	(56,026)
Net change in unrealized appreciation (depreciation) on investments	(973,293)	2,126,313	1,079,044	2,243,769
Net increase in net assets resulting from operations	13,242,551	10,930,891	17,551,209	12,692,127
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,124,295)	(8,586,195)	(15,418,875)	(10,126,035)
Capital gains	—	(186,120)	(6,630)	—
Total distributions to shareholders	(13,124,295)	(8,772,315)	(15,425,505)	(10,126,035)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	382,020,323	249,290,946	366,813,464	285,727,031
Cost of shares redeemed	(3,169,352)	(6,308,035)	(31,819,833)	(6,274,909)
Net increase in net assets resulting from shareholder transactions	378,850,971	242,982,911	334,993,631	279,452,122
Net increase in net assets	378,969,227	245,141,487	337,119,335	282,018,214
NET ASSETS:
Beginning of period	588,219,547	343,078,060	593,106,067	311,087,853
End of period	$967,188,774	$588,219,547	$930,225,402	$593,106,067
Undistributed net investment income at end of period	$1,668,854	$1,006,627	$1,544,473	$1,054,086
CHANGES IN SHARES OUTSTANDING:
Shares sold	18,000,000	11,850,000	17,100,000	13,500,000
Shares redeemed	(150,000)	(300,000)	(1,500,000)	(300,000)
Net increase in shares	17,850,000	11,550,000	15,600,000	13,200,000

See notes to financial statements.
194 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2017

	Guggenheim BulletShares 2021		Guggenheim BulletShares 2022
	Corporate Bond ETF (BSCL)		Corporate Bond ETF (BSCM)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,412,777	$6,444,640	$10,322,936	$6,274,872
Net realized gain (loss) on investments	729,332	(181,912)	434,353	(248,496)
Net change in unrealized appreciation (depreciation) on investments	2,805,352	3,448,269	4,606,037	1,754,874
Net increase in net assets resulting from operations	15,947,461	9,710,997	15,363,326	7,781,250
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,736,675)	(5,968,260)	(9,793,425)	(6,067,545)
Capital gains	(204,180)	—	(107,730)	(12,240)
Total distributions to shareholders	(11,940,855)	(5,968,260)	(9,901,155)	(6,079,785)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	305,736,765	196,090,455	228,321,738	161,292,982
Cost of shares redeemed	(3,180,929)	(3,084,066)	(22,065,243)	(67,660,638)
Net increase in net assets resulting from shareholder transactions	302,555,836	193,006,389	206,256,495	93,632,344
Net increase in net assets	306,562,442	196,749,126	211,718,666	95,333,809
NET ASSETS:
Beginning of period	361,425,283	164,676,157	306,685,316	211,351,507
End of period	$667,987,725	$361,425,283	$518,403,982	$306,685,316
Undistributed net investment income at end of period	$1,538,006	$861,904	$1,159,158	$737,372
CHANGES IN SHARES OUTSTANDING:
Shares sold	14,400,000	9,450,000	10,800,000	7,800,000
Shares redeemed	(150,000)	(150,000)	(1,050,000)	(3,300,000)
Net increase in shares	14,250,000	9,300,000	9,750,000	4,500,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 195

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2017

	Guggenheim BulletShares 2023		Guggenheim BulletShares 2024
	Corporate Bond ETF (BSCN)		Corporate Bond ETF (BSCO)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,375,640	$1,705,202	$3,987,800	$2,062,248
Net realized gain (loss) on investments	1,298,828	34,802	(582,726)	(189,373)
Net change in unrealized appreciation (depreciation) on investments	261,383	2,958,060	1,731,882	1,919,381
Net increase in net assets resulting from operations	5,935,851	4,698,064	5,136,956	3,792,256
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,207,455)	(1,420,785)	(3,774,240)	(1,920,390)
Capital gains	(358,620)	(6,435)	(168,990)	(64,695)
Total distributions to shareholders	(4,566,075)	(1,427,220)	(3,943,230)	(1,985,085)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	78,115,567	109,390,369	65,247,961	54,411,576
Cost of shares redeemed	(21,910,734)	—	—	(5,968,477)
Net increase in net assets resulting from shareholder transactions	56,204,833	109,390,369	65,247,961	48,443,099
Net increase in net assets	57,574,609	112,661,213	66,441,687	50,250,270
NET ASSETS:
Beginning of period	131,161,829	18,500,616	96,422,669	46,172,399
End of period	$188,736,438	$131,161,829	$162,864,356	$96,422,669
Undistributed net investment income at end of period	$501,881	$333,696	$485,083	$271,728
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,750,000	5,400,000	3,150,000	2,700,000
Shares redeemed	(1,050,000)	—	—	(300,000)
Net increase in shares	2,700,000	5,400,000	3,150,000	2,400,000

See notes to financial statements.
196 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2017

			Guggenheim
			BulletShares
	Guggenheim BulletShares 2025		2026 Corporate
	Corporate Bond ETF (BSCP)		Bond ETF (BSCQ)
		Period from	Period from
		October 7,	September 14,
	Year Ended	2015[a] to	2016[a] to
	May 31, 2017	May 31, 2016	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,387,144	$221,711	$389,158
Net realized gain (loss) on investments	(40,593)	3,674	71,233
Net change in unrealized appreciation (depreciation) on investments	348,689	295,969	143,705
Net increase in net assets resulting from operations	1,695,240	521,354	604,096
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,256,250)	(154,110)	(302,625)
Capital gains	(160,140)	—	—
Total distributions to shareholders	(1,416,390)	(154,110)	(302,625)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	40,041,174	27,511,207	29,176,213
Cost of shares redeemed	—	—	(2,939,498)
Net increase in net assets resulting from shareholder transactions	40,041,174	27,511,207	26,236,715
Net increase in net assets	40,320,024	27,878,451	26,538,186
NET ASSETS:
Beginning of period	27,878,451	—	—
End of period	$68,198,475	$27,878,451	$26,538,186
Undistributed net investment income at end of period	$198,487	$67,601	$86,533
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,950,000	1,350,000	1,500,000
Shares redeemed	—	—	(150,000)
Net increase in shares	1,950,000	1,350,000	1,350,000

[a]	Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 197

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2017

	Guggenheim BulletShares 2017		Guggenheim BulletShares 2018
	High Yield Corporate Bond ETF (BSJH)		High Yield Corporate Bond ETF (BSJI)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$22,374,534	$23,377,153	$36,857,100	$25,339,582
Net realized gain (loss) on investments	357,415	(19,988,629)	8,601,786	(21,854,261)
Net change in unrealized appreciation (depreciation) on investments	2,682,860	4,199,343	12,738,847	295,974
Net increase in net assets resulting from operations	25,414,809	7,587,867	58,197,733	3,781,295
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,629,000)	(22,681,970)	(35,891,780)	(23,793,660)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	2,582,422	221,176,628	400,785,182	316,510,702
Cost of shares redeemed	(196,392,620)	(20,542,237)	(15,166,624)	(9,820,965)
Net increase (decrease) in net assets resulting from shareholder transactions	(193,810,198)	200,634,391	385,618,558	306,689,737
Net increase (decrease) in net assets	(192,024,389)	185,540,288	407,924,511	286,677,372
NET ASSETS:
Beginning of period	708,613,820	523,073,532	688,720,924	402,043,552
End of period	$516,589,431	$708,613,820	$1,096,645,435	$688,720,924
Undistributed net investment income at end of period	$1,168,146	$2,422,612	$3,635,942	$2,670,622
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	8,600,000	15,900,000	12,900,000
Shares redeemed	(7,600,000)	(800,000)	(600,000)	(400,000)
Net increase (decrease) in shares	(7,500,000)	7,800,000	15,300,000	12,500,000

See notes to financial statements.
198 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2017

	Guggenheim BulletShares 2019		Guggenheim BulletShares 2020
	High Yield Corporate Bond ETF (BSJJ)		High Yield Corporate Bond ETF (BSJK)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$25,346,932	$11,618,540	$14,702,414	$5,310,682
Net realized gain (loss) on investments	2,466,377	(7,094,728)	2,158,243	(4,900,635)
Net change in unrealized appreciation (depreciation) on investments	16,157,879	(2,952,030)	11,254,232	(959,676)
Net increase (decrease) in net assets resulting from operations	43,971,188	1,571,782	28,114,889	(549,629)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,591,660)	(10,576,560)	(13,134,420)	(4,838,850)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	400,644,950	218,343,063	312,403,845	98,014,946
Cost of shares redeemed	—	(7,115,088)	—	(6,971,932)
Net increase in net assets resulting from shareholder transactions	400,644,950	211,227,975	312,403,845	91,043,014
Net increase in net assets	421,024,478	202,223,197	327,384,314	85,654,535
NET ASSETS:
Beginning of period	349,413,331	147,190,134	154,968,057	69,313,522
End of period	$770,437,809	$349,413,331	$482,352,371	$154,968,057
Undistributed net investment income at end of period	$3,506,563	$1,751,291	$2,334,635	$766,641
CHANGES IN SHARES OUTSTANDING:
Shares sold	16,500,000	9,300,000	12,800,000	4,200,000
Shares redeemed	—	(300,000)	—	(300,000)
Net increase in shares	16,500,000	9,000,000	12,800,000	3,900,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 199

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2017

	Guggenheim BulletShares 2021		Guggenheim BulletShares 2022
	High Yield Corporate Bond ETF (BSJL)		High Yield Corporate Bond ETF (BSJM)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,097,373	$1,487,281	$4,544,258	$1,308,561
Net realized gain (loss) on investments	594,001	(456,070)	693,917	(431,775)
Net change in unrealized appreciation (depreciation) on investments	3,345,754	(456,112)	3,197,525	131,095
Net increase in net assets resulting from operations	9,037,128	575,099	8,435,700	1,007,881
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,487,880)	(1,336,040)	(3,986,220)	(1,174,370)
Capital gains	—	—	—	(25,300)
Total distributions to shareholders	(4,487,880)	(1,336,040)	(3,986,220)	(1,199,670)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	113,981,871	33,020,820	92,033,063	23,406,255
Cost of shares redeemed	—	(2,239,233)	(4,990,885)	—
Net increase in net assets resulting from shareholder transactions	113,981,871	30,781,587	87,042,178	23,406,255
Net increase in net assets	118,531,119	30,020,646	91,491,658	23,214,466
NET ASSETS:
Beginning of period	50,093,175	20,072,529	38,344,514	15,130,048
End of period	$168,624,294	$50,093,175	$129,836,172	$38,344,514
Undistributed net investment income at end of period	$854,868	$245,375	$737,412	$178,702
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,600,000	1,400,000	3,700,000	1,000,000
Shares redeemed	—	(100,000)	(200,000)	—
Net increase in shares	4,600,000	1,300,000	3,500,000	1,000,000

See notes to financial statements.
200 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2017

			Guggenheim
			BulletShares 2024
	Guggenheim BulletShares 2023		High Yield Corporate
	High Yield Corporate Bond ETF (BSJN)		Bond ETF (BSJO)
		Period from	Period from
	Year Ended	October 7, 2015[a]	September 14, 2016[a]
	May 31, 2017	to May 31, 2016	to May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,334,564	$231,032	$457,972
Net realized gain (loss) on investments	78,616	(9,431)	11,381
Net change in unrealized appreciation (depreciation) on investments	897,788	128,974	275,380
Net increase in net assets resulting from operations	2,310,968	350,575	744,733
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,183,010)	(181,740)	(344,960)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	26,367,385	10,061,269	22,702,759
Net increase in net assets resulting from shareholder transactions	26,367,385	10,061,269	22,702,759
Net increase in net assets	27,495,343	10,230,104	23,102,532
NET ASSETS:
Beginning of period	10,230,104	—	—
End of period	$37,725,447	$10,230,104	$23,102,532
Undistributed net investment income at end of period	$200,846	$42,292	$113,012
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,000,000	400,000	900,000
Net increase in shares	1,000,000	400,000	900,000

[a]	Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 201

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2017

	Guggenheim Ultra Short		Guggenheim S&P Global Dividend
	Duration ETF (GSY)		Opportunities Index ETF (LVL)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,910,998	$6,714,781	$2,818,098	$3,131,998
Net realized gain (loss) on investments	2,097,345	(49,721)	3,863,991	(19,164,610)
Net change in unrealized appreciation (depreciation) on investments	2,395,079	(921,289)	3,590,922	3,758,899
Net increase (decrease) in net assets resulting from operations	17,403,422	5,743,771	10,273,011	(12,273,713)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,249,300)	(6,433,780)	(2,719,976)	(3,409,128)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	481,151,350	504,622,053	23,170,327	4,575,089
Cost of shares redeemed	(125,322,426)	(229,736,123)	(23,314,340)	(12,534,366)
Net increase (decrease) in net assets resulting from shareholder transactions	355,828,924	274,885,930	(144,013)	(7,959,277)
Net increase (decrease) in net assets	360,983,046	274,195,921	7,409,022	(23,642,118)
NET ASSETS:
Beginning of period	715,108,515	440,912,594	52,649,531	76,291,649
End of period	$1,076,091,561	$715,108,515	$60,058,553	$52,649,531
Undistributed net investment income at end of period	$2,676,905	$1,088,679	$203,519	$300,957
CHANGES IN SHARES OUTSTANDING:
Shares sold	9,600,000	10,100,000	2,240,000	480,000
Shares redeemed	(2,500,000)	(4,600,000)	(2,240,000)	(1,440,000)
Net increase (decrease) in shares	7,100,000	5,500,000	—	(960,000)

See notes to financial statements.
202 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS	May 31, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017		May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$22.69		$22.78	$22.88	$22.66	$21.90
Income from investment operations:
Net investment income(a)	0.29		0.31	0.34	0.41	0.52
Net gain (loss) on investments (realized and unrealized)	(0.04)		(0.07)	(0.09)	0.23	0.78
Total from investment operations	0.25		0.24	0.25	0.64	1.30
Less distributions from:
Net investment income	(0.29)		(0.31)	(0.34)	(0.41)	(0.52)
Capital gains	(0.00	)(d)	(0.02)	(0.01)	(0.01)	(0.02)
Total distributions to shareholders	(0.29)		(0.33)	(0.35)	(0.42)	(0.54)
Net asset value, end of period	$22.65		$22.69	$22.78	$22.88	$22.66
Market value, end of period	$22.62		$22.74	$22.78	$22.95	$22.71
Total Return(b)
Net asset value	1.13%		1.07%	1.14%	2.85%	5.98%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$706,589		$932,582	$796,102	$624,571	$261,758
Ratio to average net assets of:
Net investment income	1.28%		1.37%	1.52%	1.82%	2.28%
Total expenses	0.24%		0.24%	0.24%	0.25%	0.24%
Portfolio turnover rate(c)	5%		11%	8%	1%	3%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Amount is less than $0.01.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 203

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014		May 31, 2013
Per Share Data:
Net asset value, beginning of period	$21.21	$21.27	$21.25	$20.98		$20.04
Income from investment operations:
Net investment income(a)	0.32	0.35	0.37	0.38		0.40
Net gain (loss) on investments (realized and unrealized)	(0.01)	(0.06)	0.02	0.25		0.94
Total from investment operations	0.31	0.29	0.39	0.63		1.34
Less distributions from:
Net investment income	(0.32)	(0.34)	(0.36)	(0.36)		(0.40)
Capital gains	—	(0.01)	(0.01)	(0.00	)(e)	—
Total distributions to shareholders	(0.32)	(0.35)	(0.37)	(0.36)		(0.40)
Net asset value, end of period	$21.20	$21.21	$21.27	$21.25		$20.98
Market value, end of period	$21.26	$21.28	$21.32	$21.30		$21.04
Total Return(b)
Net asset value	1.47%	1.38%	1.88%	3.04%		6.73%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,040,058	$858,849	$558,209	$347,460		$91,264
Ratio to average net assets of:
Net investment income	1.53%	1.65%	1.75%	1.85%		1.90%
Total expenses	0.24%	0.24%	0.24%	0.25%		0.24%
Portfolio turnover rate(c)	10%	7%	5%	1%		5%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
204 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$21.20	$21.18	$21.15	$20.94	$20.27
Income from investment operations:
Net investment income(a)	0.39	0.42	0.44	0.45	0.47
Net gain on investments (realized and unrealized)	(0.00) (d)	0.02	0.03	0.19	0.70
Total from investment operations	0.39	0.44	0.47	0.64	1.17
Less distributions from:
Net investment income	(0.38)	(0.41)	(0.43)	(0.42)	(0.50)
Capital gains	—	(0.01)	(0.01)	(0.01)	(0.00	)(d)
Total distributions to shareholders	(0.38)	(0.42)	(0.44)	(0.43)	(0.50)
Net asset value, end of period	$21.21	$21.20	$21.18	$21.15	$20.94
Market value, end of period	$21.27	$21.26	$21.21	$21.18	$20.98
Total Return(b)
Net asset value	1.88%	2.14%	2.27%	3.13%	5.85%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$967,189	$588,220	$343,078	$149,092	$56,529
Ratio to average net assets of:
Net investment income	1.85%	2.03%	2.11%	2.19%	2.26%
Total expenses	0.24%	0.24%	0.24%	0.25%	0.24%
Portfolio turnover rate(c)	10%	11%	5%	1%	4%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Amount is less than $0.01.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 205

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	May 31, 2017		May 31, 2016	May 31, 2015	May 31, 2014		May 31, 2013
Per Share Data:
Net asset value, beginning of period	$21.37		$21.38	$21.23	$20.94		$20.33
Income from investment operations:
Net investment income(a)	0.46		0.51	0.55	0.57		0.59
Net gain (loss) on investments (realized and unrealized)	0.08		(0.01)	0.13	0.25		0.66
Total from investment operations	0.54		0.50	0.68	0.82		1.25
Less distributions from:
Net investment income	(0.45)		(0.51)	(0.53)	(0.53)		(0.60)
Capital gains	(0.00	)(d)	—	—	(0.00	)(d)	(0.04)
Total distributions to shareholders	(0.45)		(0.51)	(0.53)	(0.53)		(0.64)
Net asset value, end of period	$21.46		$21.37	$21.38	$21.23		$20.94
Market value, end of period	$21.52		$21.44	$21.44	$21.23		$20.89
Total Return(b)
Net asset value	2.60%		2.39%	3.28%	4.02%		6.16%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$930,225		$593,106	$311,088	$121,032		$47,123
Ratio to average net assets of:
Net investment income	2.17%		2.43%	2.60%	2.75%		2.83%
Total expenses	0.24%		0.24%	0.24%	0.25%		0.24%
Portfolio turnover rate(c)	8%		9%	4%	1%		5%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Amount is less than $0.01.

See notes to financial statements.
206 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$21.14	$21.11	$20.95	$19.96
Income from investment operations:
Net investment income(b)	0.52	0.57	0.59	0.56
Net gain on investments (realized and unrealized)	0.16	0.01	0.15	0.90
Total from investment operations	0.68	0.58	0.74	1.46
Less distributions from:
Net investment income	(0.50)	(0.55)	(0.58)	(0.47)
Capital gains	(0.01)	—	—	—
Total distributions to shareholders	(0.51)	(0.55)	(0.58)	(0.47)
Net asset value, end of period	$21.31	$21.14	$21.11	$20.95
Market value, end of period	$21.36	$21.17	$21.18	$20.96
Total Return(c)
Net asset value	3.28%	2.81%	3.61%	7.43%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$667,988	$361,425	$164,676	$47,148
Ratio to average net assets of:
Net investment income	2.44%	2.75%	2.84%	3.14%
Total expenses	0.24%	0.24%	0.24%	0.24%
Portfolio turnover rate(d)	5%	6%	3%	4%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 207

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended		Year Ended		Period Ended
	May 31, 2017	May 31, 2016		May 31, 2015		May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$21.08	$21.03		$20.86		$19.99
Income from investment operations:
Net investment income(b)	0.55	0.59		0.62		0.60
Net gain on investments (realized and unrealized)	0.25	0.05		0.14		0.77
Total from investment operations	0.80	0.64		0.76		1.37
Less distributions from:
Net investment income	(0.54)	(0.59)		(0.59)		(0.50)
Capital gains	(0.01)	(0.00	)(e)	(0.00	)(e)	—
Total distributions to shareholders	(0.55)	(0.59)		(0.59)		(0.50)
Net asset value, end of period	$21.33	$21.08		$21.03		$20.86
Market value, end of period	$21.37	$21.11		$21.05		$20.89
Total Return(c)
Net asset value	3.82%	3.15%		3.75%		7.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$518,404	$306,685		$211,352		$34,411
Ratio to average net assets of:
Net investment income	2.63%	2.87%		2.99%		3.39%
Total expenses	0.24%	0.24%		0.24%		0.25%
Portfolio turnover rate(d)	10%	5%		2%		1%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
208 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended		Period Ended
	May 31, 2017	May 31, 2016		May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$20.82	$20.56		$20.00
Income from investment operations:
Net investment income(b)	0.61	0.65		0.44
Net gain on investments (realized and unrealized)	0.19	0.22		0.46
Total from investment operations	0.80	0.87		0.90
Less distributions from:
Net investment income	(0.60)	(0.61)		(0.34)
Capital gains	(0.05)	(0.00	)(e)	(0.00	)(e)
Total distributions to shareholders	(0.65)	(0.61)		(0.34)
Net asset value, end of period	$20.97	$20.82		$20.56
Market value, end of period	$21.03	$20.91		$20.58
Total Return(c)
Net asset value	3.92%	4.37%		4.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$188,736	$131,162		$18,501
Ratio to average net assets of:
Net investment income	2.92%	3.21%		3.03%
Total expenses	0.24%	0.22%		0.24%
Net expenses	0.24%	0.16	%(f)	0.24%
Portfolio turnover rate(d)	15%	7%		1%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Reflects fees voluntarily waived or reimbursed by the Advisor.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 209

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended		Period Ended
	May 31, 2017	May 31, 2016		May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$20.74	$20.52		$19.98
Income from investment operations:
Net investment income(b)	0.64	0.67		0.45
Net gain on investments (realized and unrealized)	0.15	0.22		0.44
Total from investment operations	0.79	0.89		0.89
Less distributions from:
Net investment income	(0.62)	(0.65)		(0.35)
Capital gains	(0.03)	(0.02)		—
Total distributions to shareholders	(0.65)	(0.67)		(0.35)
Net asset value, end of period	$20.88	$20.74		$20.52
Market value, end of period	$20.92	$20.80		$20.51
Total Return(c)
Net asset value	3.88%	4.50%		4.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$162,864	$96,423		$46,172
Ratio to average net assets of:
Net investment income	3.12%	3.33%		3.12%
Total expenses	0.24%	0.21%		0.24%
Net expenses	0.24%	0.11	%(d)	0.24%
Portfolio turnover rate(e)	18%	9%		8%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Reflects fees voluntarily waived or reimbursed by the Advisor.
(e)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
210 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Period Ended
	May 31, 2017	May 31, 2016(a)
Per Share Data:
Net asset value, beginning of period	$20.65	$20.02
Income from investment operations:
Net investment income(b)	0.62	0.42
Net gain on investments (realized and unrealized)	0.05	0.53
Total from investment operations	0.67	0.95
Less distributions from:
Net investment income	(0.59)	(0.32)
Capital gains	(0.06)	—
Total distributions to shareholders	(0.65)	(0.32)
Net asset value, end of period	$20.67	$20.65
Market value, end of period	$20.71	$20.71
Total Return(c)
Net asset value	3.29%	4.81%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$68,198	$27,878
Ratio to average net assets of:
Net investment income	3.04%	3.22%
Total expenses	0.24%	0.24%
Portfolio turnover rate(d)	18%	3%

(a)	Since commencement of operations: October 7, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 211

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

Period Ended
May 31, 2017(a)
Per Share Data:
Net asset value, beginning of period	$19.88
Income from investment operations:
Net investment income(b)	0.41
Net loss on investments (realized and unrealized)	(0.32)
Total from investment operations	0.09
Less distributions from:
Net investment income	(0.31)
Total distributions to shareholders	(0.31)
Net asset value, end of period	$19.66
Market value, end of period	$19.69
Total Return(c)
Net asset value	0.49%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$26,538
Ratio to average net assets of:
Net investment income	3.00%
Total expenses	0.24%
Portfolio turnover rate(d)	4%

(a)	Since commencement of operations: September 14, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
212 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$25.77	$26.55	$27.48	$26.90	$24.91
Income from investment operations:
Net investment income(a)	0.87	0.99	1.09	1.16	1.26
Net gain (loss) on investments (realized and unrealized)	0.09	(0.80)	(0.89)	0.55	1.91
Total from investment operations	0.96	0.19	0.20	1.71	3.17
Less distributions from:
Net investment income	(0.90)	(0.97)	(1.08)	(1.09)	(1.18)
Capital gains	—	—	(0.05)	(0.04)	—
Total distributions to shareholders	(0.90)	(0.97)	(1.13)	(1.13)	(1.18)
Net asset value, end of period	$25.83	$25.77	$26.55	$27.48	$26.90
Market value, end of period	$25.76	$25.80	$26.59	$27.55	$26.88
Total Return(b)
Net asset value	3.79%	0.81%	0.78%	6.54%	12.97%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$516,589	$708,614	$523,074	$343,440	$67,251
Ratio to average net assets of:
Net investment income	3.37%	3.87%	4.11%	4.29%	4.80%
Total expenses	0.44%	0.43%	0.43%	0.43%	0.42%
Portfolio turnover rate(c)	49%	24%	20%	20%	38%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 213

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$24.69	$26.11	$27.30	$26.70	$24.62
Income from investment operations:
Net investment income(a)	1.04	1.20	1.20	1.27	1.49
Net gain (loss) on investments (realized and unrealized)	0.70	(1.47)	(1.08)	0.55	1.93
Total from investment operations	1.74	(0.27)	0.12	1.82	3.42
Less distributions from:
Net investment income	(1.04)	(1.15)	(1.19)	(1.19)	(1.34)
Capital gains	—	—	(0.12)	(0.03)	(0.00	)(d)
Total distributions to shareholders	(1.04)	(1.15)	(1.31)	(1.22)	(1.34)
Net asset value, end of period	$25.39	$24.69	$26.11	$27.30	$26.70
Market value, end of period	$25.43	$24.74	$26.16	$27.38	$26.76
Total Return(b)
Net asset value	7.18%	-0.92%	0.51%	7.01%	14.20%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,096,645	$688,721	$402,044	$237,470	$66,748
Ratio to average net assets of:
Net investment income	4.13%	4.91%	4.55%	4.75%	5.71%
Total expenses	0.44%	0.43%	0.43%	0.44%	0.42%
Portfolio turnover rate(c)	38%	23%	28%	59%	37%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Amount is less than $0.01.

See notes to financial statements.
214 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$23.61	$25.38	$26.40	$25.03
Income from investment operations:
Net investment income(b)	1.20	1.26	1.23	0.82
Net gain (loss) on investments (realized and unrealized)	0.97	(1.83)	(1.10)	1.12
Total from investment operations	2.17	(0.57)	0.13	1.94
Less distributions from:
Net investment income	(1.17)	(1.20)	(1.15)	(0.57)
Capital gains	—	—	—	(0.00	)(e)
Total distributions to shareholders	(1.17)	(1.20)	(1.15)	(0.57)
Net asset value, end of period	$24.61	$23.61	$25.38	$26.40
Market value, end of period	$24.67	$23.60	$25.43	$26.46
Total Return(c)
Net asset value	9.42%	-2.13%	0.55%	7.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$770,438	$349,413	$147,190	$50,156
Ratio to average net assets of:
Net investment income	4.97%	5.38%	4.86%	4.64%
Total expenses	0.44%	0.43%	0.43%	0.43%
Portfolio turnover rate(d)	47%	21%	30%	38%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 215

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$23.48	$25.67	$26.43	$25.03
Income from investment operations:
Net investment income(b)	1.27	1.28	1.27	0.82
Net gain (loss) on investments (realized and unrealized)	1.32	(2.24)	(0.82)	1.19
Total from investment operations	2.59	(0.96)	0.45	2.01
Less distributions from:
Net investment income	(1.21)	(1.23)	(1.19)	(0.61)
Capital gains	—	—	(0.02)	—
Total distributions to shareholders	(1.21)	(1.23)	(1.21)	(0.61)
Net asset value, end of period	$24.86	$23.48	$25.67	$26.43
Market value, end of period	$24.91	$23.53	$25.75	$26.49
Total Return(c)
Net asset value	11.29%	-3.64%	1.82%	8.09%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$482,352	$154,968	$69,314	$29,075
Ratio to average net assets of:
Net investment income	5.24%	5.47%	4.98%	4.66%
Total expenses	0.44%	0.43%	0.43%	0.43%
Portfolio turnover rate(d)	45%	13%	22%	22%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
216 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Period Ended
	May 31, 2017	May 31, 2016	May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$23.85	$25.09	$25.00
Income from investment operations:
Net investment income(b)	1.33	1.26	0.86
Net gain (loss) on investments (realized and unrealized)	1.24	(1.29)	(0.09)
Total from investment operations	2.57	(0.03)	0.77
Less distributions from:
Net investment income	(1.25)	(1.21)	(0.68)
Total distributions to shareholders	(1.25)	(1.21)	(0.68)
Net asset value, end of period	$25.17	$23.85	$25.09
Market value, end of period	$25.24	$23.92	$25.15
Total Return(c)
Net asset value	11.02%	0.04%	3.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$168,624	$50,093	$20,073
Ratio to average net assets of:
Net investment income	5.44%	5.37%	4.93%
Total expenses	0.44%	0.43%	0.43%
Portfolio turnover rate(d)	50%	15%	3%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 217

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Period Ended
	May 31, 2017	May 31, 2016	May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$23.97	$25.22	$25.04
Income from investment operations:
Net investment income(b)	1.36	1.28	0.86
Net gain (loss) on investments (realized and unrealized)	1.39	(1.30)	0.02
Total from investment operations	2.75	(0.02)	0.88
Less distributions from:
Net investment income	(1.26)	(1.21)	(0.70)
Capital gains	—	(0.02)	—
Total distributions to shareholders	(1.26)	(1.23)	(0.70)
Net asset value, end of period	$25.46	$23.97	$25.22
Market value, end of period	$25.52	$24.00	$25.17
Total Return(c)
Net asset value	11.74%	0.11%	3.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$129,836	$38,345	$15,130
Ratio to average net assets of:
Net investment income	5.50%	5.46%	4.92%
Total expenses	0.44%	0.43%	0.43%
Portfolio turnover rate(d)	17%	11%	6%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
218 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Period Ended
	May 31, 2017	May 31, 2016(a)
Per Share Data:
Net asset value, beginning of period	$25.58	$24.97
Income from investment operations:
Net investment income(b)	1.43	0.87
Net gain on investments (realized and unrealized)	1.27	0.40
Total from investment operations	2.70	1.27
Less distributions from:
Net investment income	(1.33)	(0.66)
Total distributions to shareholders	(1.33)	(0.66)
Net asset value, end of period	$26.95	$25.58
Market value, end of period	$27.03	$25.60
Total Return(c)
Net asset value	10.80%	5.20%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$37,725	$10,230
Ratio to average net assets of:
Net investment income	5.45%	5.35%
Total expenses	0.44%	0.43%
Portfolio turnover rate(d)	14%	3%

(a)	Since commencement of operations: October 7, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 219

FINANCIAL HIGHLIGHTS continued	May 31, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the period presented.

Period Ended
May 31, 2017(a)
Per Share Data:
Net asset value, beginning of period	$24.98
Income from investment operations:
Net investment income(b)	0.91
Net gain on investments (realized and unrealized)	0.48
Total from investment operations	1.39
Less distributions from:
Net investment income	(0.70)
Total distributions to shareholders	(0.70)
Net asset value, end of period	$25.67
Market value, end of period	$25.65
Total Return(c)
Net asset value	5.67%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$23,103
Ratio to average net assets of:
Net investment income	5.10%
Total expenses	0.42%
Portfolio turnover rate(d)	7%

(a)	Since commencement of operations: September 14, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
220 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2017

GSY Guggenheim Ultra Short Duration ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$50.01	$50.10	$50.30	$50.21	$49.92
Income from investment operations:
Net investment income(a)	0.70	0.60	0.63	0.54	0.57
Net gain (loss) on investments (realized and unrealized)	0.24	(0.11)	(0.12)	0.06	0.24
Total from investment operations	0.94	0.49	0.51	0.60	0.81
Less distributions from:
Net investment income	(0.67)	(0.58)	(0.71)	(0.49)	(0.48)
Capital gains	—	—	—	(0.02)	(0.04)
Total distributions to shareholders	(0.67)	(0.58)	(0.71)	(0.51)	(0.52)
Net asset value, end of period	$50.28	$50.01	$50.10	$50.30	$50.21
Market value, end of period	$50.29	$50.03	$50.11	$50.27	$50.24
Total Return(b)
Net asset value	1.90%	0.98%	1.01%	1.22%	1.63%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,076,092	$715,109	$440,913	$709,258	$326,373
Ratio to average net assets of:
Net investment income	1.40%	1.21%	1.25%	1.09%	1.14%
Total expenses	0.28%	0.28%	0.25%	0.29%	0.30%
Net expenses	0.27%	0.28%	0.25%	0.27%	0.26%
Portfolio turnover rate(c)	52%	25%	44%	30%	83%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 221

FINANCIAL HIGHLIGHTS continued	May 31, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$9.54	$11.77	$14.01	$13.07	$12.11
Income from investment operations:
Net investment income(a)	0.51	0.52	0.65	0.80	1.07
Net gain (loss) on investments (realized and unrealized)	1.33	(2.20)	(2.18)	1.03	0.86
Total from investment operations	1.84	(1.68)	(1.53)	1.83	1.93
Less distributions from:
Net investment income	(0.50)	(0.55)	(0.71)	(0.89)	(0.97)
Total distributions to shareholders	(0.50)	(0.55)	(0.71)	(0.89)	(0.97)
Net asset value, end of period	$10.88	$9.54	$11.77	$14.01	$13.07
Market value, end of period	$10.85	$9.49	$11.76	$14.08	$13.02
Total Return(b)
Net asset value	19.90%	-14.31%	-11.23%	14.89%	16.33%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$60,059	$52,650	$76,292	$99,774	$69,027
Ratio to average net assets of:
Net investment income	5.00%	5.46%	5.16%	6.14%	8.28%
Total expenses	0.77%	0.77%	0.74%	0.75%	0.92%
Net expenses	0.64%	0.64%	0.65%	0.66%	0.65%
Portfolio turnover rate(c)	107%	85%	74%	94%	55%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
222 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	May 31, 2017

Note 1 – Organization:

Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following 20 portfolios have an annual reporting year ended on May 31, 2017: Guggenheim BulletShares 2017 Corporate Bond ETF

Guggenheim BulletShares 2018 Corporate Bond ETF

Guggenheim BulletShares 2019 Corporate Bond ETF

Guggenheim BulletShares 2020 Corporate Bond ETF

Guggenheim BulletShares 2021 Corporate Bond ETF

Guggenheim BulletShares 2022 Corporate Bond ETF

Guggenheim BulletShares 2023 Corporate Bond ETF

Guggenheim BulletShares 2024 Corporate Bond ETF

Guggenheim BulletShares 2025 Corporate Bond ETF

Guggenheim BulletShares 2026 Corporate Bond ETF

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

Guggenheim BulletShares 2024 High Yield Corporate Bond ETF

Guggenheim Ultra Short Duration ETF
(formerly Guggenheim Enhanced Short Duration ETF)

Guggenheim S&P Global Dividend Opportunities Index ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BulletShares
2017 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2017 Index
Guggenheim BulletShares
2018 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2018 Index
Guggenheim BulletShares
2019 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2019 Index
Guggenheim BulletShares
2020 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2020 Index
Guggenheim BulletShares
2021 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2021 Index
Guggenheim BulletShares
2022 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2022 Index
Guggenheim BulletShares
2023 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2023 Index
Guggenheim BulletShares
2024 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2024 Index
Guggenheim BulletShares
2025 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2025 Index
Guggenheim BulletShares
2026 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2026 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2017 High Yield Corporate Bond ETF	Corporate Bond 2017 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2018 High Yield Corporate Bond ETF	Corporate Bond 2018 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2019 High Yield Corporate Bond ETF	Corporate Bond 2019 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2020 High Yield Corporate Bond ETF	Corporate Bond 2020 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2021 High Yield Corporate Bond ETF	Corporate Bond 2021 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2022 High Yield Corporate Bond ETF	Corporate Bond 2022 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2023 High Yield Corporate Bond ETF	Corporate Bond 2023 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2024 High Yield Corporate Bond ETF	Corporate Bond 2024 Index
Guggenheim S&P Global Dividend
Opportunities Index ETF	S&P Global Dividend Opportunities Index

Guggenheim Ultra Short Duration ETF is an actively managed ETF and therefore does not track an index.

Note 2 – Accounting Policies:
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 223

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Funds. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions whose condition will be continually monitored by GFIA. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Fund’s net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of GFIA, liquidity or other considerations so warrant.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

224 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the year ended May 31, 2017, Guggenheim Ultra Short Duration ETF recognized an increase of interest income and a decrease of realized gain of $667,516. These reclassifications are reflected on the Statement of Operations and had no effect on the net asset values of the Fund. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily over the life of the security.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translations
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Funds’ accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Funds’ Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translations in the Funds’ Statement of Operations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BulletShares 2017 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2023 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2024 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2025 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2026 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	Monthly
Guggenheim Ultra Short Duration ETF	Monthly
Guggenheim S&P Global Dividend Opportunities Index ETF	Quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent to earn additional income. The securities on loan are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The lending agent aggregates the available collateral in all the separately managed accounts to invest in short-term investments valued at amortized cost, which approximates market value. Each separately managed account is allocated a percentage of the aggregated repurchase agreement and the related collateral. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 225

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

Each Fund separately receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents, repurchase agreements, or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. The securities lending income earned by the Funds are disclosed on the Statements of Operations.

At May 31, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in
	the Statement of Assets and Liabilities			Securities Lending Collateral
	Value of			Cash
	Securities	Collateral	Net	Collateral	Non-Cash	Total
Fund	Loaned	Received (a)	Amount	Invested	Collateral	Collateral
Guggenheim BulletShares 2017 Corporate Bond ETF	$3,084,574	$(3,084,574)	$—	$1,557,580	$1,603,534	$3,161,114
Guggenheim BulletShares 2018 Corporate Bond ETF	1,090,445	(1,090,445)	—	1,126,883	—	1,126,883
Guggenheim BulletShares 2019 Corporate Bond ETF	2,294,553	(2,294,553)	—	1,344,471	1,014,188	2,358,659
Guggenheim BulletShares 2020 Corporate Bond ETF	1,421,464	(1,421,464)	—	1,473,863	—	1,473,863
Guggenheim BulletShares 2021 Corporate Bond ETF	3,656,983	(3,656,983)	—	3,775,135	—	3,775,135
Guggenheim BulletShares 2022 Corporate Bond ETF	529,349	(529,349)	—	544,451	—	544,451
Guggenheim BulletShares 2023 Corporate Bond ETF	530,029	(530,029)	—	552,922	—	552,922
Guggenheim BulletShares 2024 Corporate Bond ETF	1,247,134	(1,247,134)	—	1,287,811	—	1,287,811
Guggenheim BulletShares 2025 Corporate Bond ETF	416,057	(416,057)	—	429,494	—	429,494
Guggenheim BulletShares 2026 Corporate Bond ETF	—	—	—	—	—	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	254,229,539	(254,229,539)	—	256,509,038	3,129,582	259,638,620
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	55,449,546	(55,449,546)	—	46,622,730	10,844,463	57,467,193
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	26,133,926	(26,133,926)	—	23,808,918	3,360,204	27,169,122
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	34,437,802	(34,437,802)	—	34,912,976	527,987	35,440,963
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	10,354,089	(10,354,089)	—	10,743,354	26,228	10,769,582
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	7,726,421	(7,726,421)	—	7,720,787	286,233	8,007,020
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	1,980,213	(1,980,213)	—	2,053,462	—	2,053,462
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	763,706	(763,706)	—	739,636	52,414	792,050
Guggenheim Ultra Short Duration ETF	100,250	(100,250)	—	103,068	—	103,068
Guggenheim S&P Global Dividend Opportunities Index ETF	1,905,185	(1,905,185)	—	944,476	1,058,329	2,002,805

a	Actual collateral received by the Funds is greater than the amount shown due to over collateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GFIA, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

226 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

The following represents the aggregate collateral balances reinvested by the lending agent on behalf of the Funds with each counterparty for the repurchase agreements at May 31, 2017:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
BNP Paribas Securities Corp.
issued 05/31/17 at 0.80% due 06/01/17	$321,140	$321,140	Various U.S. Government obligations and U.S. Government agency securities	$320,637	$327,563
Citibank, N.A.
issued 05/31/17 at 0.81% due 06/01/17	172,155	172,155	Various U.S. Government obligations and U.S. Government agency securities	314,513	175,598
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81% due 06/01/17	91,460,583	91,460,583	Various U.S. Government obligations and U.S. Government agency securities	599,894,438	93,285,720
Credit Suisse Securities (USA), LLC
issued 05/31/17 at 0.75% due 06/01/17	51,016	51,016	Various U.S. Government obligations and U.S. Government agency securities	36,477	52,037
Daiwa Capital Markets America
issued 05/31/17 at 0.85% due 06/01/17	91,835,697	91,835,697	Various U.S. Government obligations and U.S. Government agency securities	190,813,265	93,672,411
HSBC Securities (USA), Inc.
issued 05/31/17 at 0.79% due 06/01/17	60,669,345	60,669,345	Various U.S. Government obligations and U.S. Government agency securities	117,078,574	61,883,219
Mizuho Securities (USA), Inc.
issued 05/31/17 at 0.83% due 06/01/17	172,155	172,155	Various U.S. Government obligations and U.S. Government agency securities	172,213	175,598
Nomura Securities International, Inc.
issued 05/31/17 at 0.82% due 06/01/17	92,460,583	92,460,583	Various U.S. Government obligations and U.S. Government agency securities	113,489,865	94,309,795
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80% due 06/01/17	31,269,740	31,269,740	Various U.S. Government obligations and U.S. Government agency securities	60,466,962	31,895,137
Royal Bank of Scotland PLC
issued 05/31/17 at 0.79% due 06/01/17	27,838,641	27,838,641	Various U.S. Government obligations and U.S. Government agency securities	28,300,430	28,395,596

(f) Restricted Cash
A portion of the cash held by Guggenheim Ultra Short Duration ETF may be related to collateral received by the Fund for repurchase agreements. This amount is presented on the Statement of Assets and Liabilities as Restricted cash. There was no restricted cash outstanding as of May 31, 2017.

(g) Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell currencies at a set price on a future date. Fluctuations in the value of open forward foreign currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund until the contracts are closed. When the contracts are closed, realized gains and losses are recorded, and included on the Statement of Operations in foreign currency transactions.

(h) Indemnifications
Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Ultra Short Duration ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 227

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2026 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	0.42%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, interest and fees associated with the line of credit (see Note 12) and other extraordinary expenses.

The Investment Adviser and Guggenheim Partners Investment Management, LLC (“GPIM”) entered into a sub-advisory agreement whereby GPIM serves as the investment sub-adviser to Guggenheim Ultra Short Duration ETF (“GSY”). Pursuant to the sub-advisory agreement, the Investment Adviser pays GPIM on a monthly basis 50% of the net advisory fees the Investment Adviser receives from GSY.

On October 4, 2016, Rydex Fund Services, LLC (“RFS”) was purchased by MUFG Investor Services and as of that date RFS ceased to be an affiliate of the Adviser. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”). This change has no impact on the financial statements of the Funds.

MUIS acts as the Fund’s administrator. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers. For providing administration, accounting and custody services, MUIS and BNY are entitled to receive a monthly fee equal to an annual percentage of the Fund’s average daily net assets subject to certain minimum monthly fees and out of pocket expenses.

In November 2016, the Bank of New York Mellon Corporation, the Funds’ custodian and accounting agent, identified inconsistencies in the way in which clients were invoiced for certain expenses during a 4-year period dating back to 2012. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds or the Advisor in February 2017. The amounts that were reimbursed to the Funds, if any, were recognized as a change in accounting estimate and are reflected in Reimbursement of custody fees within the Statements of Operations.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Guggenheim Ultra Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), from exceeding the following percentages of average net assets per year, at least until December 31, 2019.

Fund	Rate
Guggenheim Ultra Short Duration ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%

For the year ended May 31, 2017, the Investment Adviser waived Advisory Fees as follows:

Fund	Advisory Fees Waived
Guggenheim Ultra Short Duration ETF	$62,846
Guggenheim S&P Global Dividend Opportunities Index ETF	44,551

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a monthly basis.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

228 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

Licensing Fee Agreements:
 The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2023 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2024 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2025 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2026 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2023 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2024 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim S&P Global Dividend Opportunities
Index ETF	Standard & Poor’s

The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.

Accretive Asset Management, LLC is affiliated with the Investment Adviser.

Note 4 – Fair Value Measurement:
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant that has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines categorize these securities as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 229

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

As of May 31, 2017, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

				Net Tax Unrealized
	Cost of	Gross Tax	Gross Tax	Appreciation/(
	Investments for	Unrealized	Unrealized	Depreciation	)
Fund	Tax Purposes	Appreciation	Depreciation	on Investments
Guggenheim BulletShares 2017 Corporate Bond ETF	$674,457,873	$349,191	$(115,458)	$233,733
Guggenheim BulletShares 2018 Corporate Bond ETF	1,027,011,233	2,238,654	(478,740)	1,759,914
Guggenheim BulletShares 2019 Corporate Bond ETF	956,589,365	3,784,951	(683,439)	3,101,512
Guggenheim BulletShares 2020 Corporate Bond ETF	913,729,726	7,744,063	(726,873)	7,017,190
Guggenheim BulletShares 2021 Corporate Bond ETF	657,066,972	8,512,932	(789,347)	7,723,585
Guggenheim BulletShares 2022 Corporate Bond ETF	505,512,405	6,504,440	(274,753)	6,229,687
Guggenheim BulletShares 2023 Corporate Bond ETF	184,278,058	3,597,672	(440,168)	3,157,504
Guggenheim BulletShares 2024 Corporate Bond ETF	159,255,529	3,180,102	(141,053)	3,039,049
Guggenheim BulletShares 2025 Corporate Bond ETF	67,019,628	1,070,202	(425,544)	644,658
Guggenheim BulletShares 2026 Corporate Bond ETF	26,061,574	267,922	(124,218)	143,704
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	763,809,070	1,631,223	(615,282)	1,015,941
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	1,041,075,728	11,190,816	(4,410,983)	6,779,833
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	728,478,283	13,497,519	(2,359,615)	11,137,904
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	487,993,162	11,065,100	(1,132,825)	9,932,275
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	168,730,117	3,740,689	(761,112)	2,979,577
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	131,364,009	4,083,781	(702,411)	3,381,370
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	37,750,600	1,320,034	(293,272)	1,026,762
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	22,909,296	451,053	(175,673)	275,380
Guggenheim Ultra Short Duration ETF	1,078,920,985	5,975,909	(425,653)	5,550,256
Guggenheim S&P Global Dividend Opportunities Index ETF	58,582,015	3,362,997	(1,284,496)	2,078,501

Tax components of accumulated earnings as of May 31, 2017, were as follows:

		Undistributed	Net Unrealized	Capital Loss
	Undistributed	Long-Term	Appreciation/	Carryforward &
Fund	Ordinary Income	Capital Gain	(Depreciation)	Other Losses
Guggenheim BulletShares 2017 Corporate Bond ETF	$853,203	$166,402	$233,733	$—
Guggenheim BulletShares 2018 Corporate Bond ETF	1,505,453	—	1,759,914	(345,013)
Guggenheim BulletShares 2019 Corporate Bond ETF	1,707,654	139,006	3,101,512	—
Guggenheim BulletShares 2020 Corporate Bond ETF	1,627,976	—	7,017,190	—
Guggenheim BulletShares 2021 Corporate Bond ETF	1,701,796	67,910	7,723,587	—
Guggenheim BulletShares 2022 Corporate Bond ETF	1,159,158	—	6,229,687	(75,850)
Guggenheim BulletShares 2023 Corporate Bond ETF	675,574	75,993	3,157,505	—
Guggenheim BulletShares 2024 Corporate Bond ETF	485,083	—	3,039,049	(776,176)
Guggenheim BulletShares 2025 Corporate Bond ETF	198,487	—	644,658	(197,051)
Guggenheim BulletShares 2026 Corporate Bond ETF	95,633	—	143,704	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	1,168,146	—	1,015,941	(22,939,368)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	3,635,942	—	6,779,833	(13,995,267)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	3,506,563	—	11,137,904	(4,422,186)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	2,334,635	—	9,932,275	(2,245,020)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	1,192,984	—	2,979,577	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	737,412	—	3,381,370	(26,774)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	224,842	45,168	1,026,762	—
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	124,393	—	275,380	—
Guggenheim Ultra Short Duration ETF	—	—	5,550,388	(1,048,017)
Guggenheim S&P Global Dividend Opportunities Index ETF	321,537	—	2,080,672	(45,741,910)

Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.

230 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

Distributions to Shareholders:
 The tax character of distributions paid during the year ended May 31, 2017, were as follows:

	Ordinary	Long-Term
Fund	Income	Capital Gain
Guggenheim BulletShares 2017 Corporate Bond ETF	$11,425,815	$73,245
Guggenheim BulletShares 2018 Corporate Bond ETF	14,261,430	—
Guggenheim BulletShares 2019 Corporate Bond ETF	13,124,295	—
Guggenheim BulletShares 2020 Corporate Bond ETF	15,425,505	—
Guggenheim BulletShares 2021 Corporate Bond ETF	11,940,855	—
Guggenheim BulletShares 2022 Corporate Bond ETF	9,901,155	—
Guggenheim BulletShares 2023 Corporate Bond ETF	4,513,185	52,890
Guggenheim BulletShares 2024 Corporate Bond ETF	3,928,346	14,884
Guggenheim BulletShares 2025 Corporate Bond ETF	1,416,390	—
Guggenheim BulletShares 2026 Corporate Bond ETF	302,625	—
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	23,629,000	—
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	35,891,780	—
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF	23,591,660	—
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF	13,134,420	—
Guggenheim BulletShares 2021 High Yield
Corporate Bond ETF	4,487,880	—
Guggenheim BulletShares 2022 High Yield
Corporate Bond ETF	3,986,220	—
Guggenheim BulletShares 2023 High Yield
Corporate Bond ETF	1,183,010	—
Guggenheim BulletShares 2024 High Yield
Corporate Bond ETF	344,960	—
Guggenheim Ultra Short Duration ETF	12,249,300	—
Guggenheim S&P Global Dividend Opportunities
Index ETF	2,719,976	—

The tax character of distributions paid during the year ended May 31, 2016, were as follows:

	Distributions	Distributions
	Paid from	Paid from
	Ordinary Income	Capital Gain
Guggenheim BulletShares 2017 Corporate Bond ETF	$12,663,262	$825,068
Guggenheim BulletShares 2018 Corporate Bond ETF	12,141,059	222,706
Guggenheim BulletShares 2019 Corporate Bond ETF	8,592,848	179,467
Guggenheim BulletShares 2020 Corporate Bond ETF	10,126,035	—
Guggenheim BulletShares 2021 Corporate Bond ETF	5,968,260	—
Guggenheim BulletShares 2022 Corporate Bond ETF	6,079,785	—
Guggenheim BulletShares 2023 Corporate Bond ETF	1,427,220	—
Guggenheim BulletShares 2024 Corporate Bond ETF	1,985,085	—
Guggenheim BulletShares 2025 Corporate Bond ETF	154,110	—
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	22,681,970	—
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	23,793,660	—
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF	10,576,560	—
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF	4,838,850	—
Guggenheim BulletShares 2021 High Yield
Corporate Bond ETF	1,336,040	—
Guggenheim BulletShares 2022 High Yield
Corporate Bond ETF	1,199,670	—
Guggenheim BulletShares 2023 High Yield
Corporate Bond ETF	181,740	—
Guggenheim Ultra Short Duration ETF	6,433,780	—
Guggenheim S&P Global Dividend Opportunities
Index ETF	3,409,128	—

Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 231

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

As of May 31, 2017, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of paydown gains, dividend reclasses, investments in real estate investments trusts, wash sales from redemption in-kind transactions, redemption in-kind transactions, foreign currency gains and losses, the “mark to market” of certain passive foreign investment companies (PFICs), and post October losses. Net investment income, net realized gains, and net assets were not affected by these changes.

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
Fund	Income	Gain (Loss )	Capital
Guggenheim BulletShares 2017 Corporate Bond ETF	$—	$(361,014)	$361,014
Guggenheim BulletShares 2018 Corporate Bond ETF	—	(103,061)	103,061
Guggenheim BulletShares 2019 Corporate Bond ETF	—	(29,205)	29,205
Guggenheim BulletShares 2020 Corporate Bond ETF	—	(304,295)	304,295
Guggenheim BulletShares 2021 Corporate Bond ETF	—	(66,992)	66,992
Guggenheim BulletShares 2022 Corporate Bond ETF	(107,725)	(222,794)	330,519
Guggenheim BulletShares 2023 Corporate Bond ETF	—	(814,358)	814,358
Guggenheim BulletShares 2024 Corporate Bond ETF	(205)	205	—
Guggenheim BulletShares 2025 Corporate Bond ETF	(8)	8	—
Guggenheim BulletShares 2026 Corporate Bond ETF	—	(62,133)	62,133
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	(1,384,823)	1,384,823
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	(270,204)	270,204
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	23,153	(23,153)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	—	14	(14)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	672	(288,916)	288,244
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	—	(21)	21
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	—	—	—
Guggenheim Ultra Short Duration ETF	926,528	(926,528)	—
Guggenheim S&P Global Dividend Opportunities Index ETF	(195,560)	(4,610,744)	4,806,304

For federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. As of May 31, 2017, capital loss carryforwards for the Funds were as follows:

			Unlimited		Total
	Capital Loss	Capital Loss	Short-Term	Long-Term	Capital Loss
Fund	Expires in 2018	Expires in 2019	Capital Loss	Capital Loss	Carryforward
Guggenheim BulletShares 2017 Corporate Bond ETF	$—	$—	$—	$—	$—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—	(192,057)	(152,956)	(345,013)
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—	(75,850)	—	(75,850)
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2025 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2026 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	—	(6,296,299)	(16,643,069)	(22,939,368)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—	—	(13,995,267)	(13,995,267)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—	—	(4,422,186)	(4,422,186)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—	—	(2,245,020)	(2,245,020)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	—	—	—	(26,774)	(26,774)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	—	—	—	—	—
Guggenheim Ultra Short Duration ETF	—	—	(821,976)	—	(821,976)
Guggenheim S&P Global Dividend Opportunities Index ETF	(2,131,832)	(872,241)	(18,935,562)	(23,802,275)	(45,741,910)

232 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended May 31, 2017, the following capital loss carryforward amounts expired or were used:

Fund	Expired	Utilized
Guggenheim BulletShares 2020 Corporate Bond ETF	$—	$165,951
Guggenheim BulletShares 2021 Corporate Bond ETF	—	198,022
Guggenheim BulletShares 2022 Corporate Bond ETF	—	118,450
Guggenheim BulletShares 2024 Corporate Bond ETF	—	50,862
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	—	8,337,858
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF	—	2,497,956
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF	—	2,166,139
Guggenheim BulletShares 2021 High Yield
Corporate Bond ETF	—	255,899
Guggenheim BulletShares 2022 High Yield
Corporate Bond ETF	—	405,001
Guggenheim BulletShares 2023 High Yield
Corporate Bond ETF	—	9,431
Guggenheim Ultra Short Duration ETF	—	1,170,817
Guggenheim S&P Global Dividend Opportunities
Index ETF	2,414,757	—

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses and certain ordinary losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. The Funds have also elected to treat certain ordinary losses realized between January 1 and May 31 of each year as occurring on the first day of the following tax year. For the year ended May 31, 2017, the following losses reflected in the accompanying financial statements were deferred for Federal income tax purposes until June 1, 2017:

Fund	Ordinary	Capital
Guggenheim BulletShares 2017 Corporate Bond ETF	$—	$—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	(776,176)
Guggenheim BulletShares 2025 Corporate Bond ETF	—	(197,051)
Guggenheim BulletShares 2026 Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2024 High Yield
Corporate Bond ETF	—	—
Guggenheim Ultra Short Duration ETF	(226,041)	—
Guggenheim S&P Global Dividend Opportunities
Index ETF	—	—

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 233

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

Note 6 – Investments in Securities:
 For the year ended May 31, 2017, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BulletShares 2017 Corporate Bond ETF	$38,612,910	$309,917,369
Guggenheim BulletShares 2018 Corporate Bond ETF	245,596,096	94,265,809
Guggenheim BulletShares 2019 Corporate Bond ETF	439,690,421	77,358,672
Guggenheim BulletShares 2020 Corporate Bond ETF	416,025,636	62,157,681
Guggenheim BulletShares 2021 Corporate Bond ETF	330,485,739	26,260,455
Guggenheim BulletShares 2022 Corporate Bond ETF	260,508,005	40,334,680
Guggenheim BulletShares 2023 Corporate Bond ETF	90,311,634	21,868,691
Guggenheim BulletShares 2024 Corporate Bond ETF	81,674,587	22,730,551
Guggenheim BulletShares 2025 Corporate Bond ETF	48,101,130	8,300,913
Guggenheim BulletShares 2026 Corporate Bond ETF	20,714,654	757,167
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	214,076,121	463,396,216
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	589,834,167	263,254,589
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF	527,609,901	163,584,869
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF	379,687,924	80,857,708
Guggenheim BulletShares 2021 High Yield
Corporate Bond ETF	139,920,378	31,778,675
Guggenheim BulletShares 2022 High Yield
Corporate Bond ETF	58,300,008	10,326,464
Guggenheim BulletShares 2023 High Yield
Corporate Bond ETF	28,949,236	3,260,101
Guggenheim BulletShares 2024 High Yield
Corporate Bond ETF	23,146,710	970,901
Guggenheim Ultra Short Duration ETF	480,060,334	251,468,030
Guggenheim S&P Global Dividend
Opportunities Index ETF	60,185,056	60,288,709

For the year ended May 31, 2017, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BulletShares 2017 Corporate Bond ETF	$—	$189,854,101
Guggenheim BulletShares 2018 Corporate Bond ETF	25,427,022	28,649,562
Guggenheim BulletShares 2019 Corporate Bond ETF	29,163,556	4,145,268
Guggenheim BulletShares 2020 Corporate Bond ETF	23,183,677	39,024,086
Guggenheim BulletShares 2021 Corporate Bond ETF	3,109,552	3,145,129
Guggenheim BulletShares 2022 Corporate Bond ETF	6,231,132	21,869,695
Guggenheim BulletShares 2023 Corporate Bond ETF	9,584,858	22,018,088
Guggenheim BulletShares 2024 Corporate Bond ETF	6,052,077	—
Guggenheim BulletShares 2025 Corporate Bond ETF	—	—
Guggenheim BulletShares 2026 Corporate Bond ETF	8,441,289	2,444,533
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	—	164,794,151
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	—	13,791,630
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF	9,646,283	534,115
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 High Yield
Corporate Bond ETF	188,421	188,421
Guggenheim BulletShares 2022 High Yield
Corporate Bond ETF	739,940	5,584,622
Guggenheim BulletShares 2023 High Yield
Corporate Bond ETF	83,297	83,297
Guggenheim BulletShares 2024 High Yield
Corporate Bond ETF	—	—
Guggenheim Ultra Short Duration ETF	—	—
Guggenheim S&P Global Dividend
Opportunities Index ETF	23,096,988	23,210,211

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at

234 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

the current market price to save costs, where permissible. For the year ended May 31, 2017, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

			Realized
	Purchases	Sales	Gain (Loss )
Guggenheim BulletShares 2017
Corporate Bond ETF	$13,783,993	$11,461,025	$(2,363)
Guggenheim BulletShares 2018
Corporate Bond ETF	21,331,660	26,159,686	(106,521)
Guggenheim BulletShares 2019
Corporate Bond ETF	32,196,354	31,903,839	(73,381)
Guggenheim BulletShares 2020
Corporate Bond ETF	27,487,998	42,969,313	(28,743)
Guggenheim BulletShares 2021
Corporate Bond ETF	21,413,147	10,337,048	113,595
Guggenheim BulletShares 2022
Corporate Bond ETF	9,913,451	25,564,396	14,492
Guggenheim BulletShares 2023
Corporate Bond ETF	13,641,493	11,166,906	287,046
Guggenheim BulletShares 2024
Corporate Bond ETF	6,432,372	10,890,321	(302,947)
Guggenheim BulletShares 2025
Corporate Bond ETF	8,622,724	4,576,691	117,031
Guggenheim BulletShares 2026
Corporate Bond ETF	807,458	103,569	(195)
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	56,228,108	39,056,011	202,431
Guggenheim BulletShares 2018
High Yield Corporate Bond ETF	48,338,896	19,494,138	(26,862)
Guggenheim BulletShares 2019
High Yield Corporate Bond ETF	15,308,814	23,037,248	200,105
Guggenheim BulletShares 2020
High Yield Corporate Bond ETF	16,391,044	14,568,276	278,985
Guggenheim BulletShares 2021
High Yield Corporate Bond ETF	8,524,431	8,651,446	339,755
Guggenheim BulletShares 2022
High Yield Corporate Bond ETF	9,848,219	7,917,731	248,947
Guggenheim BulletShares 2023
High Yield Corporate Bond ETF	1,458,392	2,480,733	67,588
Guggenheim BulletShares 2024
High Yield Corporate Bond ETF	592,044	855,660	11,870
Guggenheim Ultra Short
Duration ETF	—	2,349,260	14,883
Guggenheim S&P Global Dividend
Opportunities Index ETF	—	—	—

Note 7 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 80,000 to 150,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $1,500 are charged to those persons creating or redeeming creation units. An additional charge of up to four times the transaction fee may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 8 – Distribution and Service Plan:
The Board has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board.

Note 9 – Repurchase Agreements:
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. In connection with transactions in repurchase agreements, it is the Fund’s policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 235

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

As of May 31, 2017, the following repurchase agreements were held by Guggenheim Ultra Short Duration ETF and were collateralized by the following securities:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Nomura Securities International, Inc.
1.45%, due 07/31/2017	$12,523,000	$12,568,900	Option One Mortgage Loan Trust,1.350%, 01/25/2036	$17,950,000	$14,790,450
Nomura Securities International, Inc.
1.45%, due 07/31/2017	9,841,000	9,877,070	Credit Suisse Mortgage Trust, 4.644%, 02/25/2042	12,242,000	12,119,090
Nomura Securities International, Inc.
1.45%, due 07/31/2017	8,966,000	8,998,863	Ocwen Master Advance Receivables Trust, 4.246%, 08/17/2048	10,000,000	9,856,130
Nomura Securities International, Inc.
1.45%, due 07/31/2017	7,651,000	7,679,043	Credit Suisse Mortgage Trust, 3.893%, 11/25/2042	10,061,000	9,428,441
Nomura Securities International, Inc.
1.45%, due 07/31/2017	6,124,000	6,146,446	Credit Suisse Mortgage Trust, 4.384%, 06/25/2042	7,652,000	7,137,303
Nomura Securities International, Inc.
1.45%, due 07/31/2017	2,684,000	2,693,838	Ocwen Master Advance Receivables Trust, 4.446%, 08/16/2049	3,000,000	2,926,824
Nomura Securities International, Inc.
1.45%, due 07/31/2017	2,211,000	2,219,104	Aegis Asset Backed Securities Trust,1.504%, 06/25/2035	3,469,370	3,167,838
Mizuho Securities
1.75%, due 06/06/2017	24,360,000	24,468,943	Countrywide Asset-Backed Certificate, 5.095%, 05/25/2036	99,748,000	116,845,356
Mizuho Securities
1.75%, due 06/06/2017	18,109,000	18,189,987	Irwin Home Equity, 6.030%, 09/25/2037	21,442,000	21,214,646
Mizuho Securities
1.75%, due 06/06/2017	4,690,000	4,710,975	Option One Mortgage Loan Trust, 5.611%, 01/25/2037	14,750,000	15,096,047
Bank of America, Inc.
1.41%, due 06/23/2017	32,102,000	32,149,778	Bayview Opportunity Master Fund Trust, 3.470%, 10/28/2031	58,763,000	59,140,999
Jefferies & Company, Inc.
2.35%, due 06/16/2017	3,323,000	3,326,688	Century Aluminum Co., 7.500%, 06/01/2021	4,700,000	4,770,500
Jefferies & Company, Inc.			Bear Stearns Commercial Mortgage Security, Series 2007-T26,
4.12%, due 06/23/2017	2,837,000	2,846,091	5.500%, 01/12/2045	4,850,000	4,491,765
Jefferies & Company, Inc.			Chicago, IL Board of Education Qualified School Construction Series G,
2.00%, due 06/23/2017	2,737,000	2,741,258	1.750%, 12/15/2025	7,520,000	4,069,899
Jefferies & Company, Inc.			Chicago, IL Board of Education General Obligation, Series B,
2.50%, due 06/06/2017	2,211,000	$2,213,764	6.314%, 01/01/2044	3,350,000	3,021,131
Jefferies & Company, Inc.
2.00%, due 06/08/2017	2,024,000	2,027,486	Chicago, IL Build America Bonds Series E, 6.138%, 12/01/2039	4,180,000	3,175,964
Jefferies & Company, Inc.
4.12%, due 06/23/2017	1,934,000	1,940,197	Venture CDO Ltd., 0.000%, 04/20/2029	3,500,000	3,255,618
Jefferies & Company, Inc.
2.00%, due 06/16/2017	1,584,000	1,587,080	Columbus, GA Regional Healthcare System, 4.875%, 08/01/2022	2,000,000	2,011,820
Jefferies & Company, Inc.			Chicago, IL Board of Education General Obligation, Series A,
2.00%, due 06/16/2017	1,280,000	1,282,489	5.500%, 12/01/2039	2,000,000	1,694,500
Jefferies & Company, Inc.
4.10%, due 06/08/2017	1,008,000	1,009,952	Neuberger Berman CLO Ltd., Series 16-22A, 0.000%, 10/17/2027	2,500,000	1,725,000
Jefferies & Company, Inc.
2.00%, due 06/08/2017	1,057,000	1,058,820	11/01/2029	1,700,000	1,346,604
Jefferies & Company, Inc.
4.00%, due 06/19/2017	973,000	976,351	Morgan Stanley Capital I Trust, 5.478%, 11/12/2041	2,268,000	2,041,201
Jefferies & Company, Inc.
2.35%, due 06/16/2017	950,000	951,054	Approach Resources, Inc., 7.000%, 06/15/2021	1,560,000	1,353,300
	$151,179,000				$304,680,426

236 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

Note 10 – Derivatives:
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Guggenheim Ultra Short Duration ETF (the “Fund”) may utilize derivatives for the following purposes:

Hedge – an investment made in order to seek to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

The Guggenheim Ultra Short Duration ETF enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes.

A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. Forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

As of May 31, 2017, the following forward foreign currency exchange contracts were outstanding in the Guggenheim Ultra Short Duration ETF:

						Net Unrealized
	Contracts				Value as	Appreciation
	to Sell	Counterparty	Settlement Date	Settlement Value	of 5/31/17	(Depreciation	)
CZK	244,000,000
for USD	9,768,205	JP Morgan Chase Bank, NA	11/9/2017	$9,768,205	$10,520,058	$(751,853)
EUR	19,240,000
for USD	21,455,294	Deutsche Bank AG	7/21/2017	21,455,294	21,695,001	(239,707)
EUR	2,014,650
for USD	2,268,334	Deutsche Bank AG	10/10/2017	2,268,334	2,281,956	(13,622)
EUR	19,580,000
for USD	21,337,148	Goldman Sachs International	7/14/2017	21,337,148	22,070,436	(733,288)
EUR	19,575,000
for USD	21,331,699	Goldman Sachs International	7/14/2017	21,331,699	22,064,801	(733,102)
ILS	31,235,625
for USD	8,688,872	Citibank NA	10/31/2017	8,688,872	8,878,055	(189,183)
ILS	7,945,600
for USD	2,224,101	Goldman Sachs International	1/31/2018	2,224,101	2,267,163	(43,062)
JPY	1,575,000,000
for USD	14,124,864	Banks of America NA	7/31/2017	14,124,864	14,281,952	(157,088)
JPY	1,919,400,000
for USD	17,753,072	JP Morgan Chase Bank, NA	7/18/2017	17,753,072	17,394,943	358,129
MXN	206,000,000
for USD	10,377,834	JP Morgan Chase Bank, NA	6/8/2017	10,377,834	11,000,954	(623,120)
						$(3,125,896)

						Net Unrealized
	Contracts				Value as	Appreciation
	to Buy	Counterparty	Settlement Date	Settlement Value	of 5/31/17	(Depreciation	)
MXN	206,000,000
for USD	10,778,004	Goldman Sachs International	6/8/2017	10,778,004	11,000,954	$222,950
						222,950
			Net unrealized depreciation on forward foreign currency exchange contracts			$(2,902,946)

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 237

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

Summary of Derivatives Information
The following table presents the types of derivatives in the Guggenheim Ultra Short Duration ETF by location as presented on the Statement of Assets Liabilities as of May 31, 2017.

Statement of Assets and Liabilities
Presentation of Fair Values of Derivative Instruments:
	Asset Derivatives	Liability Derivatives
	Statement of		Statement of
Primary Risk	Assets and	Fair	Assets and	Fair
Exposure	Liabilities Location	Value	Liabilities Location	Value
Foreign exchange	Unrealized		Unrealized
risk	appreciation on		depreciation on
	forward foreign		forward foreign
	currency exchange		currency exchange
	contracts	$581,079	contracts	$3,484,025
Total		$581,079		$3,484,025

The following table presents the effect of derivatives instruments on the Statement of Operations for the year ended May 31, 2017.

Effect of Derivative Instruments on the Statement of Operations:
Amount of Net Realized Gain (Loss) on Derivatives
Primary Risk Exposure	Foreign Currency Transactions	Total
Foreign exchange risk	$920,222	$920,222
Total	$920,222	$920,222

Net Change in Unrealized Appreciation (Depreciation) on Derivatives

	Foreign Currency
Primary Risk Exposure	Translations		Total
Foreign exchange risk	$(2,902,946	)*	$(2,902,946)
Total	$(2,902,946)		$(2,902,946)

*	The Statement of Operations includes change in unrealized appreciation (depreciation) on foreign currency and payables or receivables in foreign currency.

Derivative Volume

Forward Foreign Currency Exchange Contracts:
The Fund had the following activity in forward foreign currency exchange contracts during the year ended May 31, 2017:

Quarterly Average Settlement Value Purchased	$2,750,239
Quarterly Average Settlement Value Sold	71,403,972

Note 11 – Offsetting:
In the normal course of business, Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate their counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/ receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counter party must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

238 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2017

The following table presents derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with GAAP.

Gross Amounts
			Net Amounts of	Not Offset
		Gross Amounts Offset	Assets Presented	in the Statement of
	Gross Amounts of	in the Statement of	in the Statement of	Assets and Liabilities
Description	Recognized Assets	Assets and Liabilities	Assets and Liabilities	Financial Instruments	Net Amount
Forward Foreign Currency Exchange Contracts	$581,079	$–	$581,079	$581,079	$–

Gross Amounts
			Net Amounts of	Not Offset
		Gross Amounts Offset	Liabilities Presented	in the Statement of
	Gross Amounts of	in the Statement of	in the Statement of	Assets and Liabilities
Description	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Financial Instruments	Net Amount
Forward Foreign Currency Exchange Contracts	$3,484,025	$–	$3,484,025	$581,079	$2,902,946

Note 12 – Line of Credit:
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF, Guggenheim BulletShares 2022 High Yield Corporate Bond ETF, Guggenheim BulletShares 2023 High Yield Corporate Bond ETF, Guggenheim BulletShares 2024 High Yield Corporate Bond ETF, and Guggenheim Ultra Short Duration ETF and certain affiliated funds, secured a 364-day committed, $800,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2016, at which time the line of credit was renewed with an increased commitment amount of $1,000,000. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%. All affiliated funds that participate in the line of credit paid upfront costs totaling $2,032,388 to renew the line of credit of which approximately $380,000 was allocated to the above mentioned Funds.

A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. The commitment fee that may be paid by the Funds was at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. Approximately $228,000 of commitment fees were allocated to the above mentioned Funds. The allocated interest expense amount for each Fund is referenced in the Statement of Operations under “Line of credit fee”. The Funds did not have borrowings under this agreement during the year ended May 31, 2017.

Note 13 – Subsequent Event:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

Effective June 30, 2017, the Guggenheim Enhanced Short Duration ETF’s name changed to Guggenheim Ultra Short Duration ETF.

BSCH, BSCI, BSCJ, BSCK, BSCL, BSCM, BSCN, BSCO, BSCP and BSCQ employ a market value weighting methodology to weight individual positions within each fund. Effective June 30, 2017, these Funds implemented a 5% cap on individual issuers within each Fund.

BSCH, BSCI, BSCJ, BSCK, BSCL, BSCM, BSCN, BSCO, BSCP, BSCQ, BSJH, BSJI, BSJJ, BSJK, BSJL, BSJM, BSJN and BSJO modified their effective maturity methodology with respect to call options. Effective June 30, 2017, if a bond contains an embedded issuer call option with the first call date within 13 months of maturity, then the effective maturity shall be its actual year of maturity.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 239

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	May 31, 2017

The Board of Trustees and Shareholders of Claymore Exchange-Traded Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019 Corporate Bond ETF, Guggenheim BulletShares 2020 Corporate Bond ETF, Guggenheim BulletShares 2021 Corporate Bond ETF, Guggenheim BulletShares 2022 Corporate Bond ETF, Guggenheim BulletShares 2023 Corporate Bond ETF, Guggenheim BulletShares 2024 Corporate Bond ETF, Guggenheim BulletShares 2025 Corporate Bond ETF, Guggenheim BulletShares 2026 Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF, Guggenheim BulletShares 2022 High Yield Corporate Bond ETF, Guggenheim BulletShares 2023 High Yield Corporate Bond ETF, Guggenheim BulletShares 2024 High Yield Corporate Bond ETF, Guggenheim Ultra Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF (twenty of the series constituting the Claymore Exchange-Traded Fund Trust) (the “Funds”) as of May 31, 2017, and the related statements of operations, changes in net assets, and the financials highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian, brokers, and agent banks or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds (twenty of the series constituting the Claymore Exchange-Traded Fund Trust) at May 31, 2017, the results of their operations, changes in their net assets, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Tysons, Virginia
July 31, 2017

240 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	May 31, 2017

Federal Income Tax Information
The Trust intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. See qualified dividend income column in the table below.

In January 2018, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2017.

Additionally, of the taxable ordinary income distributions paid during the fiscal year ending May 31, 2017, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See qualified interest and qualified short-term capital gain columns in the table below.

Guggenheim S&P Global Dividend Opportunities Index ETF intends to designate $184,937 of foreign tax withholding on foreign source income of $2,193,129.

	Qualified	Qualified	Qualified
	Dividend	Received	Qualified	Short-Term
	Income	Deduction	Interest	Capital Gain
Guggenheim BulletShares 2017 Corporate Bond ETF	0.00%	0.00%	67.86%	100.00%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.00%	0.00%	71.36%	0.00%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.00%	0.00%	68.69%	0.00%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.00%	0.00%	76.43%	100.00%
Guggenheim BulletShares 2021 Corporate Bond ETF	0.00%	0.00%	69.29%	100.00%
Guggenheim BulletShares 2022 Corporate Bond ETF	0.00%	0.00%	72.09%	100.00%
Guggenheim BulletShares 2023 Corporate Bond ETF	0.00%	0.00%	72.37%	100.00%
Guggenheim BulletShares 2024 Corporate Bond ETF	0.00%	0.00%	71.91%	100.00%
Guggenheim BulletShares 2025 Corporate Bond ETF	0.00%	0.00%	71.74%	100.00%
Guggenheim BulletShares 2026 Corporate Bond ETF	0.00%	0.00%	72.13%	0.00%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.00%	0.00%	72.26%	0.00%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.00%	0.00%	73.94%	0.00%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.00%	0.00%	70.90%	0.00%
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.00%	0.00%	67.60%	0.00%
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.00%	0.00%	68.87%	0.00%
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.00%	0.00%	80.84%	0.00%
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.00%	0.00%	80.95%	0.00%
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	0.00%	0.00%	79.01%	0.00%
Guggenheim Enhanced Short Duration ETF	0.00%	0.00%	70.08%	0.00%
Guggenheim S&P Global Dividend Opportunities Index ETF	74.84%	19.13%	0.00%	0.00%

With respect to the taxable year ended May 31, 2017, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

		From Proceeds of
	Long-Term	Shareholder
Fund	Capital Gain	Redemptions
Guggenheim BulletShares 2017 Corporate Bond ETF	$73,245	—
Guggenheim BulletShares 2023 Corporate Bond ETF	52,890	—
Guggenheim BulletShares 2024 Corporate Bond ETF	14,884	—

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 241

SUPPLEMENTAL INFORMATION (Unaudited) continued	May 31, 2017

Trustees
The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999.

The Trustees of the Trust and their principal business occupations during the past five years:

		Term of		Number of
		Office and		Portfolios
Name,	Position(s)	Length of		in Fund
Address* and	Held with	Time	Principal Occupation(s)	Complex	Other Directorships
Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	98	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	95	Current: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chairman of the Audit Committee	Since 2014	Current: President, Washburn University (1997-present).	95	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011)	95	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen LLP (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	95	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003-April 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	100	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	95

Current: Robert J. Doe Institute of Politics (2016-present); Stormont-Vail Foundation (2013- present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University (1999- present).

Former: Topeka Community Foundation (2009-2014).

242 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	May 31, 2017

		Term of		Number of
		Office and		Portfolios
Name,	Position(s)	Length of		in Fund
Address* and	Held with	Time	Principal Occupation(s)	Complex	Other Directorships
Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees (continued):
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	97	Former: Bennett Group of Funds (2011-2013).

Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230	Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is duly elected and qualified.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Adviser and/or the parent of the Investment Adviser.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 243

SUPPLEMENTAL INFORMATION (Unaudited) continued	May 31, 2017

Officers

The Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Term of
Name,		Office and
Address* and	Position(s) held	Length of	Principal Occupations
Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers:
Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012	Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).
James M. Howley (1972)	Assistant Treasurer	Since 2006	Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).
Keith Kemp (1960)	Assistant Treasurer	Since 2016	Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investments Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investments, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).
Amy J. Lee (1961)	Chief Legal Officer	Since 2013	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).
Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).
Adam J. Nelson (1979)	Assistant Treasurer	Since 2015	Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012	Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).
Bryan Stone (1979)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

244 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	May 31, 2017

Term of
Office and
Name,		Length of
Address* and	Position(s) held	Time	Principal Occupations
Year of Birth	with the Trust	Served**	During Past Five Years
Officers continued:
John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010	Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004- 2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 245

APPROVAL OF ADVISORY AGREEMENTS –
CLAYMORE EXCHANGE-TRADED FUND TRUST	May 31, 2017

Claymore Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust on May 24, 2006, and is authorized to establish multiple series, each representing interests in a separate portfolio of securities and other assets of the Trust (each, a “Fund” and collectively, the “Funds”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), an indirect subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm (“Guggenheim Partners”), serves as each Fund’s investment adviser and provides certain administrative and other services pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and GFIA (the “Investment Advisory Agreement”). (Guggenheim Partners, GFIA, Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”) and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GFIA, GPIM, Security Investors, LLC and other affiliated investment management businesses of Guggenheim Partners.)

Under the terms of the Investment Advisory Agreement, GFIA also is responsible for overseeing the activities of GPIM, an indirect subsidiary of Guggenheim Partners, which performs portfolio management and related services for Guggenheim Ultra Short Duration ETF (“GSY”) and Wilshire US REIT ETF (“WREI” and together with GSY, the “Sub-Advised Funds” or each, a “Sub-Advised Fund”), each a series of the Trust, pursuant to investment sub-advisory agreements by and among the Trust, on behalf of each Sub-Advised Fund, the Adviser and GPIM (the “Sub-Advisory Agreements” and together with the Investment Advisory Agreement, the “Advisory Agreements”). Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), GFIA, and with respect to the Sub-Advised Funds, GPIM, is responsible for the overall management and administration of the Funds and provides certain facilities and personnel in connection with such services.

Following an initial two-year term, each of the Advisory Agreements continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, and (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings held in person on April 25, 2017 (the “April Meeting”) and on May 23-24, 2017 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by GFIA and, with respect to the Sub-Advised Funds, GPIM, is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations the Board receives throughout the year regarding performance and operating results of the Funds.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses, total return performance and tracking error, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary and supporting data presented by Guggenheim, including, among other things, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports, as well as a discussion of those instances in which FUSE adjusted a peer group after considering a request by management to reevaluate the peer group constituent funds.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of each of the Advisory Agreements for an additional annual term as to the Funds listed in Appendix A.

Investment Advisory Agreement
Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance oversight, as well as the supervisors and reporting lines for such personnel. In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim’s report on recent additions, departures and transitions in personnel who work on matters relating to the Funds or are significant to the operations of the Adviser. The Committee also considered Guggenheim’s attention to relevant

246 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

APPROVAL OF ADVISORY AGREEMENTS –
CLAYMORE EXCHANGE-TRADED FUND TRUST continued	May 31, 2017

developments in the mutual fund industry, and issues germane to exchange-traded funds (“ETFs”) in particular, and its observance of compliance and regulatory requirements and noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, as well as from Guggenheim’s Chief Risk Officer. In addition, the Committee noted Guggenheim’s implementation of additional controls and oversight processes relating to risk management, including the establishment of an Enterprise Risk Management Committee comprised of a multi-disciplinary team of senior personnel, as well as enhancements to the organization’s information security program.

In connection with the Committee’s evaluation of the overall package of services provided by the Adviser, the Committee considered Guggenheim’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the accounting agent, administrator, custodian, distributor, securities lending agent, transfer agent and other service providers to the Funds. In this respect, the Committee took into account the initiatives undertaken by Guggenheim in connection with the outsourcing of its fund administration and transfer agency services business resulting from Guggenheim’s sale of Rydex Fund Services, LLC (“RFS”), formerly a Guggenheim affiliate and now known as MUFG Investor Services (US), LLC (“MUFG IS”), to Mitsubishi UFJ Trust and Banking Corporation, the trust banking arm of Mitsubishi UFJ Financial Group, a Japanese financial services organization (the “RFS Transaction”). In particular, the Committee considered Guggenheim’s establishment of the Office of Chief Financial Officer (“OCFO”), its structure and responsibilities, including its role in overseeing the services provided by MUFG IS. The Committee also considered the resources allocated by Guggenheim to support the OCFO and the detailed plans presented by management for functions for the OCFO both during and upon completion of the transition period with MUFG IS.

With respect to the Sub-Advised Funds, the Committee noted that although the Adviser delegated responsibility for the investment and reinvestment of each Sub-Advised Fund’s assets to the Sub-Adviser, as affiliated companies, both the Adviser and Sub-Adviser are part of the Guggenheim organization. Further, the Committee took into account that investment advisory-related services are provided by many Guggenheim employees under different related legal entities and thus, the services provided by the Adviser on the one hand and the Sub-Adviser on the other, as well as the risks assumed by each party, are not provided by distinct legal entities. The Committee took into account information provided by Guggenheim describing the Adviser’s processes and activities for providing oversight of sub-advisers, including information regarding the Adviser’s Sub-Advisory Oversight Committee.

The Committee also noted the distinctive nature of the Funds as ETFs, each of which (with the exception of GSY, an actively managed ETF) generally is constructed to track the performance of a defined index of securities, before fund fees and expenses. In this connection, the Committee considered the experience and expertise appropriate in an investment adviser to ETFs. The Committee also considered Guggenheim’s monitoring of the ETFs’ participation in the securities lending program and the secondary market support services provided by Guggenheim to the Funds, including Guggenheim’s efforts to educate investment professionals about the Funds and other Guggenheim Funds.

With respect to Guggenheim’s resources and the Adviser’s ability to carry out its responsibilities under the Investment Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”). The Committee received the audited consolidated financial statements of GPIMH as supplemental information. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

The Committee also considered the acceptability of the terms of the Investment Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports during the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Investment Advisory Agreement with respect to the Funds.

Investment Performance: Index/Non-Actively Managed ETFs: The Committee noted that, in view of the distinctive investment objective of the Funds, and the expectations of shareholders, the investment performance of the Funds (excluding GSY, the actively managed ETF) in absolute terms was not of the relevance that normally attaches to the performance of actively managed funds. Of greater relevance to the Committee was the extent to which each Fund achieved its objective to provide investment results that, before fund fees and expenses, correspond generally to the price and yield performance of securities of companies in its applicable index. Thus, the Committee focused its attention primarily on the tracking error data provided in the FUSE reports for each Fund, which was provided for the five-year, three-year, one-year and since inception periods as of December 31, 2016, as applicable.

In this regard, the Committee noted Guggenheim’s statement that it monitors tracking error regularly for purposes of: (i) determining whether the tracking error is stable or trending; (ii) evaluating factors underlying any trending in tracking error, particularly where the trend is toward greater tracking error; and (iii) assessing whether there are any tools or strategies at Guggenheim’s disposal to mitigate any trend toward greater tracking error. The Committee also took into account Guggenheim’s explanation that it places greater emphasis on tracking error trends than it does on absolute tracking error because certain index-benchmarked ETFs may be more disposed to higher levels of tracking error, such as, for instance, with respect to a new ETF or an ETF that has yet to reach critical asset mass and consequently, may be unable to deploy its assets in a manner that replicates

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all of the constituent holdings of an index in the same proportion that the index holds them. The Committee noted other factors identified by Guggenheim that may impact tracking error, including pricing of halted or less liquid securities, time zone pricing-related issues, regulatory restrictions and currency conversion sources. In the course of its review of tracking error data, the Committee considered management’s views and explanation of tracking error and tracking error trends for the Funds. The Committee also took note of the Adviser’s management of the BulletShares suite pursuant to a refined index methodology implemented by the index provider intended to better achieve maturity year performance objectives and improve index tracking.

The Committee considered the investment performance of the Funds as measured by total return in comparison to its peer group of funds as a measure for considering the Adviser’s oversight of the applicable index. In this connection, the Committee noted Guggenheim’s statement that although such performance is typically outside of the Adviser’s control given a Fund’s objective to track the index, management monitors investment performance to ensure the Fund continues to provide clients with consistent exposures and that the Fund remains competitive relative to other similar ETFs.

In further considering the tracking error data presented in the Contract Review Materials and addressed by Guggenheim, the Committee made the following observations for certain Funds:

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF (BSJL), Guggenheim BulletShares 2022 High Yield Corporate Bond ETF (BSJM) and Guggenheim BulletShares 2023 High Yield Corporate Bond ETF (BSJN): The Committee noted that the longer dated maturity BulletShares invest in a target universe of longer dated, typically less liquid fixed income instruments, thus impacting the Adviser’s ability to limit tracking error. The Committee also considered the relatively small size of certain Funds in each suite of BulletShares, which limit such Funds’ ability to trade efficiently and fully replicate the index. In addition, the Committee noted Guggenheim’s explanation that volatility in high yield corporate bonds was elevated in 2016, which tends to increase tracking error. The Committee took into account Guggenheim’s conclusion that, given the aforementioned factors impacting tracking error, it considers the level of tracking error to be reasonable.

Wilshire Micro-Cap ETF (WMCR): The Committee considered that due to the relatively small size of the Fund and the large number of holdings comprising the underlying index, the Fund invests in a selection of representative liquid securities. In this regard, the Committee noted Guggenheim’s statement that the Fund’s performance varies from the underlying index during short time periods of market volatility due to this sampling approach. The Committee took into account Guggenheim’s conclusion that, given the aforementioned factor impacting tracking error, it considers the level of tracking error to be reasonable.

After reviewing the foregoing and related factors, the Committee concluded, within the context of its overall conclusions regarding the Investment Advisory Agreement, that: (i) the Funds had in fact tracked their indexes within an acceptable range; or (ii) it was satisfied with Guggenheim’s efforts and explanation for the tracking error data presented in the FUSE reports.

Guggenheim Ultra Short Duration ETF (GSY): For the actively managed ETF, the Committee considered that GFIA does not directly manage the investment portfolio but has delegated such duties to GPIM. Based on the information provided and the review of the Fund’s investment performance, the Committee concluded that GFIA had appropriately reviewed and monitored GPIM’s investment performance as Sub-Adviser to the Fund.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee and total net expense ratio to the applicable peer group.

The Committee noted that either: (i) the Adviser has contractually agreed to waive a portion of the advisory fee and/or reimburse expenses to absorb annual operating expenses of certain Funds (excluding interest expenses, all or a portion of each Fund’s licensing fees, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) over a particular amount; or (ii) the advisory fee is a unitary fee pursuant to which the Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the Advisory Agreement, payments under the Funds’ 12b-1 plan, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. In addition, the Committee considered, as to each Fund, the comparative fee and expense data provided relative to the peer group within the context of the Fund’s investment objective and the uniqueness of the Fund’s underlying index.

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee made the following observations:

Guggenheim BulletShares Corporate Bond ETFs: Each of the BulletShares Corporate Bond ETFs is subject to a unitary fee which ranks in the third or fourth quartile of the Fund’s respective peer group, with respect to the peer group contractual advisory fee rankings. The Committee noted Guggenheim’s statement that this suite of Funds provides for a unique fixed income exposure allowing shareholders to customize a laddered portfolio of term maturity ETFs. Although the peers identified by FUSE include funds with similar duration exposures, such peers are generally different from the Funds in terms of structure and investment approach. The Committee also noted Guggenheim’s statement that the Adviser’s focus on shareholder education and client service has resulted in shareholders continuing to benefit from the suite trading with greater liquidity and at a smaller spread to each Fund’s relevant competing product.

Guggenheim BRIC ETF (EEB): The Fund’s contractual advisory fee and total net expense ratio rank in the first quartile (1st percentile) of its peer group.

Guggenheim Defensive Equity ETF (DEF): The Fund’s contractual advisory fee and total net expense ratio rank in the third quartile (60th percentile) of its peer group.

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Guggenheim Dow Jones Industrial Average Dividend ETF (DJD): The Fund is subject to a unitary fee which ranks in the first quartile of its peer group (22nd percentile) with respect to both the contractual advisory fee and total net expense ratio rankings.

Guggenheim Ultra Short Duration ETF (GSY): The Fund’s contractual advisory fee ranks in the first quartile of its peer group (13th percentile) and the Fund’s total net expense ratio ranks in the third quartile of its peer group (63rd percentile).

Guggenheim Insider Sentiment ETF (NFO): The Fund’s contractual advisory fee is in line with its peer group median (50th percentile). The Fund’s total net expense ratio ranks in the first quartile (1st percentile) of its peer group.

Guggenheim Large Cap Optimized Diversification ETF (OPD): The Fund’s contractual advisory fee and total net expense ratio rank in the fourth quartile of its peer group. Guggenheim stated that the Fund is a unique, newly launched offering that seeks to optimize diversification by selecting stocks that tend to have lower correlation to the cap weighted index. The Committee also considered Guggenheim’s statement that although the Fund’s advisory fee is in the fourth quartile of its peer group, it ranks in the third quartile among the Large Cap Blend universe.

Guggenheim Mid-Cap Core ETF (CZA): The Fund’s contractual advisory fee ranks in the third quartile (67th percentile) of its peer group and its total net expense ratio is in the fourth quartile (100th percentile) of its peer group. In considering the foregoing rankings, the Committee took into account the peer group data, including the small number of peer group constituent funds, the wide dispersion in the relative size of the constituents in the peer group, the fund complexes represented in the peer group and the waivers provided, if any. The Committee also noted Guggenheim’s statement that the Fund is designed to deliver a superior risk/return profile using a rules-based methodology for stock selection.

Guggenheim Multi-Asset Income ETF (CVY): The Fund’s contractual advisory fee ranks in the third quartile (73rd percentile) of its peer group and its total net expense ratio is in the fourth quartile (82nd percentile) of its peer group. The Committee considered Guggenheim’s statement that the Fund is unique in that it follows a multi-asset strategy with a broader investment mandate than its peer group, which is equity dividend-income focused.

Guggenheim Raymond James SB-1 Equity ETF (RYJ): The Fund is subject to a unitary fee which ranks in the fourth quartile (100th percentile) of its peer group with respect to the contractual advisory fee rankings and third quartile (75th percentile) as to its total net expense ratio. The Committee noted Guggenheim’s statement that the Fund is unique in that it is a partnership with Raymond James, leverages Raymond James’ brand, fundamental research and strong buy recommendations for stock selection from Raymond James analysts. Given the utilization of analyst ratings and fundamental analysis, the Adviser believes that the Fund offers a unique combination of active and passive management.

Guggenheim S&P Spin-Off ETF (CSD): Although the Fund’s total net expense ratio ranks in the fourth quartile (100th percentile) of its peer group, the Fund’s contractual advisory fee ranks in the first quartile (20th percentile).

Wilshire Micro-Cap ETF (WMCR): The Fund is subject to a unitary fee that is in the first quartile of its peer group with respect to both the contractual advisory fee and total net expense ratio rankings.

Wilshire U.S. REIT ETF (WREI): The Fund is subject to a unitary fee which ranks in the third quartile (64th percentile) with respect to the contractual advisory fee rankings and second quartile (45th percentile) as to its total net expense ratio ranking.

Guggenheim S&P Global Dividend Opportunities Index ETF (LVL): Although the Fund’s total net expense ratio ranks in the fourth quartile (80th percentile) of its peer group, the Fund’s contractual advisory fee ranks in the first quartile (20th percentile).

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by the Adviser to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. In this connection, the Committee observed that GSY has an investment advisory fee of 0.20% annually compared to other enhanced cash-category registered funds managed by Guggenheim, the Guggenheim Strategy Funds (the “Strategy Funds”), which are not subject to management fees. The Committee considered that the Strategy Funds were established to facilitate the internal cash management needs of various affiliated funds managed by Guggenheim Investments and are not available for retail distribution. Thus, the Committee concluded that the information it received demonstrated that the Strategy Funds and GSY were sufficiently different to support the difference in fees.

With respect to the costs of services provided and profits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2016, ending assets under management of the Trust as of December 31, 2016, gross revenues received by Guggenheim Investments, expenses allocated to the Funds, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2015. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee also noted steps taken by management to refine its methodology in preparation for contract review, including, among other things, revisions to the process for allocating expenses for shared service functions, as previously reported to and discussed with the Board. The Committee considered all of the foregoing in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented, and concluded that the profits were not unreasonable.

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The Committee considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that until the completion of the RFS Transaction on October 4, 2016, the Adviser may have benefited from arrangements whereby an affiliate received fees from the Funds for providing certain fund administration services. The Committee also noted Guggenheim’s statement that the contractual arrangement between Accretive Asset Management LLC (“Accretive”), the index provider to the BulletShares suite of ETFs (each of which is subject to a unitary fee) and certain other ETFs sponsored by Guggenheim, may be deemed to be a “fall-out benefit.” In this connection, the Committee noted the total amount paid to Accretive during the calendar year 2016, as well as Guggenheim’s representation that the fees paid to Accretive are competitive. In addition, the Committee noted Guggenheim’s statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders. The Committee noted Guggenheim’s statement that it believes it is appropriately sharing potential economies of scale and that costs continue to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things, and that, in this regard, management’s costs for providing services have increased in recent years without regard to asset levels.

The Committee was of the view that economies of scale were being shared appropriately with the Funds by virtue of the level at which the advisory fee was set at each Fund’s inception that subsumed economies of scale in the fee itself.

The Committee determined that, taking into account all relevant factors, the advisory fee for each Fund was reasonable.

Sub-Advisory Agreements
Nature, Extent and Quality of Services Provided by the Sub-Adviser: With respect to the nature, extent and quality of the services provided by the Sub-Adviser, the Committee considered the qualifications, experience and skills of the Sub-Adviser’s portfolio management and other key personnel and information from the Sub-Adviser describing the scope of its services to the Sub-Advised Funds.

Additionally, the Committee noted the distinctive nature of WREI, as an ETF, which is constructed to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Wilshire US Real Estate Investment Trust Index, an equity index (the “Wilshire US REIT Index”). In this connection, the Committee considered the experience and expertise appropriate in an adviser to ETFs.

As to GSY, the Committee considered the Sub-Adviser’s capabilities and experience managing diversified fixed income portfolios of varying maturities, including investments in other ETFs and closed-end funds that invest substantially all of their assets in fixed income securities.

With respect to Guggenheim’s resources and the Sub-Adviser’s ability to carry out its responsibilities under the Sub-Advisory Agreement, as noted above, the Committee considered the financial condition of GPIMH. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

The Committee also considered the acceptability of the terms of the Sub-Advisory Agreements. Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Sub-Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Sub-Adviser and its personnel were qualified to serve each Sub-Advised Fund in such capacity and may reasonably be expected to continue to provide a high quality of services under each Sub-Advisory Agreement.

Investment Performance:
WREI: The Committee noted that, in view of the distinctive investment objective of WREI, and the expectations of shareholders, the investment performance of the Fund in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Committee was the extent to which the Fund achieved its objective to provide investment results that correspond generally to the performance of its index, before fund fees and expenses. In this connection, the Committee evaluated the tracking error between the Wilshire US REIT Index and the Fund’s returns for the since-inception, five-year, three-year and one-year periods ended December 31, 2016. The Committee determined that the Sub-Advised Fund had in fact tracked its index within an acceptable range.

GSY: For GSY, the Committee reviewed information comparing the Fund’s total return for the five-year, three-year and one-year periods ended December 31, 2016, compared to the performance of a peer group of funds identified by FUSE. Consistent with the Committee’s evaluation process for other Guggenheim actively-managed mutual funds, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds, in order to evaluate Fund performance over a full-market cycle. In this respect, the Committee noted that, given GSY’s uniqueness, the composition of the universe of funds for GSY was the same as the peer group, consisting of other actively-managed short term bond funds. The Committee observed that the Fund outperformed the peer group average and median for the five-year and three-year periods ended December 31, 2016, ranking in the first quartile (1st percentile) for both periods. The Committee determined that the performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Sub-Adviser from Its Relationship with the Sub-Advised Funds: The Committee considered that each Sub-Advisory Agreement is with an affiliate of the Adviser, that the Adviser compensates the Sub-Adviser from its own

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fees so that the sub-advisory fee rate for each Sub-Advised Fund does not impact the fees paid by the Sub-Advised Fund and that the Sub-Adviser’s revenues were included in the calculation of Guggenheim Investments’ profitability. Given its determination of the reasonableness of the advisory fee, the Committee concluded that the sub-advisory fee rate for each Sub-Advised Fund was reasonable.

Economies of Scale: The Committee recognized that, because the Sub-Adviser’s fees are paid by the Adviser and not the Sub-Advised Funds, the analysis of economies of scale was more appropriate in the context of the Committee’s consideration of the Investment Advisory Agreement, which was separately considered. (See “Investment Advisory Agreement –Economies of Scale” above.)

Overall Conclusions
Based on the foregoing, the Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of each of the Advisory Agreements is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of each of the Advisory Agreements for an additional annual term.

Thereafter, on May 24, 2017, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for an additional annual term.

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APPENDIX A	May 31, 2017

Claymore Exchange-Traded Fund Trust

•	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)
•	Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI)
•	Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ)
•	Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK)
•	Guggenheim BulletShares 2021 Corporate Bond ETF (BSCL)
•	Guggenheim BulletShares 2022 Corporate Bond ETF (BSCM)
•	Guggenheim BulletShares 2023 Corporate Bond ETF (BSCN)
•	Guggenheim BulletShares 2024 Corporate Bond ETF (BSCO)
•	Guggenheim BulletShares 2025 Corporate Bond ETF (BSCP)
•	Guggenheim BulletShares 2026 Corporate Bond ETF (BSCQ)
•	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)
•	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)
•	Guggenheim BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)
•	Guggenheim BulletShares 2020 High Yield Corporate Bond ETF (BSJK)
•	Guggenheim BulletShares 2021 High Yield Corporate Bond ETF (BSJL)
•	Guggenheim BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
•	Guggenheim BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
•	Guggenheim BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
•	Guggenheim BRIC ETF (EEB)
•	Guggenheim Defensive Equity ETF (DEF)
•	Guggenheim Dow Jones Industrial Average Dividend ETF (DJD)
•	Guggenheim Ultra Short Duration ETF (GSY)*
•	Guggenheim Insider Sentiment ETF (NFO)
•	Guggenheim Large Cap Optimized Diversification ETF (OPD)
•	Guggenheim Mid-Cap Core ETF (CZA)
•	Guggenheim Multi-Asset Income ETF (CVY)
•	Guggenheim Raymond James SB-1 Equity ETF (RYJ)
•	Guggenheim S&P Spin-Off ETF (CSD)
•	Wilshire Micro-Cap ETF (WMCR)
•	Wilshire US REIT ETF (WREI)*
•	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)

*	Sub-Advised Fund

252 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

TRUST INFORMATION	May 31, 2017

Board of Trustees	Principal Executive Officers	Investment Adviser	Accounting Agent, Custo-

Randall C. Barnes

Donald C. Cacciapaglia*

Donald A. Chubb, Jr.

Jerry B. Farley

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Maynard F. Oliverius

Ronald E. Toupin, Jr.,
Chairman

*Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Donald C. Cacciapaglia
President and Chief
Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer

Guggenheim Funds
Investment Advisors, LLC

Chicago, IL

Investment Sub-Adviser
(for Guggenheim Ultra
Short Duration ETF)
Guggenheim Partners
Investment
Management, LLC
Santa Monica, CA

Distributor
Guggenheim Funds
Distributors, LLC

Chicago, IL

Administrator

MUFG Investor Services

(US), LLCRockville, MD

dian and Transfer Agent The Bank of New York Mellon Corp. New York, NY Legal Counsel Dechert LLP New York, NY Independent Registered Public Accounting Firm Ernst & Young LLP Tysons, VA

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments’ website at guggenheiminvest-ments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments’ website at guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $250 billion as of September 30, 2016 in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of each Fund’s portfolio, except the Guggenheim Ultra Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, are Michael P. Byrum, CFA, James R. King, CFA, and Jeremy Neisewander. Messrs. Byrum and King have managed those Funds’ portfolios since December 2013. Mr. Neisewander has managed those Funds’ portfolios since May 2016. The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim S&P Global Dividend Opportunities Index ETF’s portfolio are Michael P. Byrum, CFA, James R. King, CFA. Messrs. and Cindy Gao. Byrum and King have each managed the Fund’s portfolio since December 2013. Ms. Gao has managed the Fund’s portfolio since January 2017.

Mr. Byrum is a Senior Managing Director and Portfolio Manager of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds and reviews the activities of the portfolio managers of the Funds. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Managing Director and Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Mr. Neisewander is a Portfolio Manager of Guggenheim Investments and joined Guggenheim Investments in May 2014. He is a member of the ETF Portfolio Management team. Mr. Neisewander holds an M.B.A. and B.S. degree in Finance from the Roosevelt University. Ms. Gao is an ETF Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in December 2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago.

The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Ultra Short Duration ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal, Steve Brown, CFA, and Kris Dorr. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011. Mr. Brown has managed the Fund’s portfolio since September 2013. Ms. Dorr has managed the Fund’s portfolio since January 2017.

Mr. Minerd is the Global Chief Investment Officer of Guggenheim. He joined the firm in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. He was formerly a Managing Director with Credit Suisse First Boston in charge of trading and risk management for the Fixed Income Credit Trading Group. In this position, he was responsible for the corporate bond, preferred stock, money markets, U.S. government agency and sovereign debt, derivatives securities, structured debt and interest-rate swaps trading business units. Previously, Mr. Minerd was Morgan Stanley’s London-based European Capital Markets Products Trading and Risk Manager responsible for Eurobonds, Euro-MTNs, domestic European Bonds, FRNs, derivative securities and money market products in 12 European currencies and Asian markets. Mr. Minerd has also held capital markets positions with Merrill Lynch and Continental Bank. Prior to that, he was a Certified Public Accountant working for the public accounting firm of Price Waterhouse. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Mr. Minerd is a regularly featured guest on FOX Business News, Bloomberg Television and CNBC sharing his insight on today’s financial climate.

Ms. Walsh is a Senior Managing Director and Assistant Chief Investment Officer of Guggenheim. Ms. Walsh joined Guggenheim in 2007 and is head of the Portfolio Construction Group (“PCG”) where she oversees more than $60 billion in fixed income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. The PCG is responsible for sector allocation, risk management and hedging strategies for client portfolios, and conveying Guggenheim’s macro-economic outlook to Portfolio Managers and fixed income Sector Specialists. Ms. Walsh specializes in liability driven portfolio management. With more than 28 years in the investment management industry, including roles as a money manager and as a selector of money managers, Ms. Walsh is well suited to understand the needs of institutional clients and how to address them. Prior to joining Guggenheim, Ms. Walsh served as Chief Investment Officer at Reinsurance Group of America, Incorporated (NYSE: RGA), a recognized leader in the global life reinsurance industry. Prior to joining RGA in 2000, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She is a Fellow of the Life Management Institute and has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute.

Mr. Michal is a Senior Managing Director and Portfolio Manager at Guggenheim. Mr. Michal joined Guggenheim in 2008. He is dedicated to portfolio management for Guggenheim’s Total Return mandates. Mr. Michal is responsible for implementing macro and micro investment themes of the Chief Investment Officers, coordinating with sector heads and traders to determine credit trends and relative value, and for the day-to-day risk monitoring of the assets. Prior to joining Guggenheim, he was an Associate in Wachovia’s structured finance division. He focused on origination, marketing, structuring and execution of collateralized loan obligations for two years. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an analyst in Wachovia’s corporate credit division focusing on portfolio management and loan syndications. Over two years, Mr. Michal underwrote a total of 12 syndicated transactions and managed the loan portfolio risk in the Integrated Electric Utility, Midstream Pipeline and Propane sectors. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.

Mr. Brown is a Managing Director and Portfolio Manager of Guggenheim. Mr. Brown joined Guggenheim in 2010 and is a part of the Portfolio Management team for Guggenheim’s Active Fixed Income and Total Return mandates. Mr. Brown is involved in all facets of portfolio management including working with the senior Portfolio Managers and CIOs to develop and apply the macro and sector level views at the individual portfolio level. Additionally, he works closely with the sector teams and portfolio construction to implement trades and optimize portfolios. Prior to joining the portfolio management team in 2012, Mr. Brown worked in the non-mortgage asset backed securities group. His responsibilities on that team included trading, sourcing and evaluating investment opportunities and monitoring credits. Prior to joining Guggenheim, Mr. Brown held roles within treasury services and structured products at ABN AMRO and Bank of America in Chicago and London. Mr. Brown earned a BS in Finance from Indiana University’s Kelley School of Business. He has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA institute.

Ms. Dorr joined Guggenheim in 2011 as a portfolio manager and trader focusing on short duration cash management where she is responsible for investing the liquidity portion of several mutual funds, ETFs and affiliated funding vehicles. In this role, Ms. Dorr identifies and implements securities appropriate for inclusion into each mandate utilizing short-term money market and liquidity instruments. Additionally, Ms. Dorr works closely with product management, distribution and marketing to support growth of the funds. Prior to joining Guggenheim, Ms. Dorr was a senior portfolio manager within UBS Global Asset Management, where she was responsible for the management of multiple separate account fixed income portfolios for Institutional, Central Bank and Sovereign clients. Management of these assets included setting investment strategy, sector allocation and curve positioning. Ms. Dorr began her career as a trader in the Options Portfolio Service group at Kidder Peabody, later becoming a portfolio manager on several retail and institutional 2a-7 money market funds. Ms. Dorr brings more than 33 years of fixed income investment experience to the firm. Ms. Dorr holds a B.A. in Economics from Montclair State University.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust is an investment company consisting of 31 separate exchange-traded “index funds” as of May 31, 2017. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index except for GSY, it’s actively managed.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(07/17)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

ETF-001-AR-0517

Item 2.  Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").
(b) No information need be disclosed pursuant to this paragraph.
(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.
(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.
(e) Not applicable.
(f)  (1) The registrant's Code of Ethics is attached hereto as Exhibit (a)(1).
(2) Not applicable.

(3) Not applicable.
Item 3.  Audit Committee Financial Expert.
The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the "Audit Committee"), Dr. Jerry B. Farley.  Dr. Farley qualifies as an audit committee financial expert by virtue of his experience at educational institutions, where his business responsibilities have included all aspects of financial management and reporting.
(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)
Item 4.  Principal Accountant Fees and Services.
(a) Audit Fees:  the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $241,126 and $308,500 for the fiscal years ending May 31, 2017, and May 31, 2016, respectively.
(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph 4(a) of this Item, including agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $0 and $0 for the fiscal years ending May 31, 2017, and May 31, 2016, respectively.
Ernst & Young did not bill fees for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.
(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $135,743 and $125,590 for the fiscal years ending May 31, 2017, and May 31, 2016, respectively.
Ernst & Young did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.
(d)  All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ending May 31, 2017, and May 31, 2016, respectively.

Ernst & Young did not bill fees for services not included in Items 4(a), (b) or (c) above that  required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.
 (e)  Audit Committee Pre-Approval Policies and Procedures.
(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant's investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards.  Sections V.B.2 and V.B.3 of the Audit Committee's revised Audit Committee Charter contain the Audit Committee's Pre-Approval Policies and Procedures and such sections are included below.

Section V.B.2: Pre-approve any engagement of the independent auditors to provide any services, other than "prohibited non-audit services," to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).
(a)	The categories of services to be reviewed and considered for pre-approval include the following (collectively, "Identified Services"):
Audit Services
•	Annual financial statement audits
•	Seed audits (related to new product filings, as required)
•	SEC and regulatory filings and consents
Audit-Related Services
•	Accounting consultations
•	Fund merger/reorganization support services
•	Other accounting related matters
•	Agreed upon procedures reports
•	Attestation reports
•	Other internal control reports
Tax Services
•	Recurring tax services:
o	Preparation of Federal and state income tax returns, including extensions
o	Preparation of calculations of taxable income, including fiscal year tax designations

o	Preparation of annual Federal excise tax returns (if applicable)
o	Preparation of calendar year excise distribution calculations
o	Calculation of tax equalization on an as-needed basis
o	Preparation of the estimated excise distribution calculations on an as-needed basis
o	Preparation of quarterly Federal, state and local and franchise tax estimated tax payments on an as-needed basis
o	Preparation of state apportionment calculations to properly allocate Fund taxable income among the states for state tax filing purposes
o	Provision of tax compliance services in India for Funds with direct investments in India
o	Assistance with management's identification of passive foreign investment companies (PFICs) for tax purposes

•	Permissible non-recurring tax services upon request:
o	Assistance with determining ownership changes which impact a Fund's utilization of loss carryforwards
o	Assistance with calendar year shareholder reporting designations on Form 1099
o	Assistance with corporate actions and tax treatment of complex securities and structured products
o	Assistance with IRS ruling requests and calculation of deficiency dividends
o	Conduct training sessions for the Adviser's internal tax resources
o	Assistance with Federal, state, local and international tax planning and advice regarding the tax consequences of proposed or actual transactions
o	Tax services related to amendments to Federal, state and local returns and sales and use tax compliance
o	RIC qualification reviews
o	Tax distribution analysis and planning
o	Tax authority examination services
o	Tax appeals support services
o	Tax accounting methods studies
o	Fund merger, reorganization and liquidation support services
o	Tax compliance, planning and advice services and related projects
(b)	The Committee has pre-approved Identified Services for which the estimated fees are less than $25,000.
(c)
For Identified Services with estimated fees of $25,000 or more, but less than $50,000, the Chair or any member of the Committee designated by the Chair is hereby authorized to pre-approve such services on behalf of the Committee.

(d)
For Identified Services with estimated fees of $50,000 or more, such services require pre-approval by the Committee.All requests for Identified Services to be provided by the independent auditor that were pre-approved by the Committee shall be submitted to the Chief Accounting Officer ("CAO") of the Trust by the independent auditor using the pre-approval request form attached as Appendix C to the Audit Committee Charter.  The Trust's CAO will determine whether such services are included within the list of services that have received the general pre-approval of the Committee.

(e)
The independent auditors or the CAO of the Trust (or an officer of the Trust who reports to the CAO) shall report to the Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee).  The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category of Identified Services under which pre-approval was obtained).

Section V.B.3: Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any "control affiliate" of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).
(a)
The Chair or any member of the Committee designated by the Chair may grant the pre-approval for non-audit services to the Adviser (or any "control affiliate" of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(b)
For non-audit services to the Adviser (or any "control affiliate" of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

(ii) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)  Not applicable.
(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser)

and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $203,316 and $125,568 for the fiscal years ending May 31, 2017, and May 31, 2016, respectively.
(h)  Not applicable.
Item 5.  Audit Committee of Listed Registrants.
(a)  The Audit Committee was established as a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the Registrant is comprised of:  Ronald A. Nyberg, Donald A. Chubb, Jerry B. Farley, Maynard F. Oliverius, Ronald E. Toupin, Jr., Randall C. Barnes, Roman Friedrich III and Robert B. Karn III.
(b)  Not applicable.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.
Item 11.  Controls and Procedures
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 12.  Exhibits.
(a)(1)  Code of Ethics for Chief Executive and Senior Financial Officer.
(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(b)   Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Claymore Exchange-Traded Fund Trust
By:      /s/ Donald C. Cacciapaglia
Name: Donald C. Cacciapaglia
Title:   President and Chief Executive Officer
Date:   August 9, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:      /s/ Donald C. Cacciapaglia
Name: Donald C. Cacciapaglia
Title:   President and Chief Executive Officer
Date:   August 9, 2017
By:      /s/ John L. Sullivan
Name: John L. Sullivan
Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:   August 9, 2017